As filed with the SEC on September 24, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04556
TRANSAMERICA FUNDS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: October 31
Date of reporting period: May 1, 2010 – July 31, 2010

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Commercial Banks - 0.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	$3,100	$2,635
Diversified Financial Services - 0.4%
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž ^	2,250	2,350
Insurance - 0.9%
Lincoln National Corp.
7.00%, 05/17/2066 *	5,650	5,110

Total Preferred Corporate Debt Securities (cost $8,383)		10,095

CORPORATE DEBT SECURITIES - 88.6%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc.
6.75%, 04/01/2016 ^	3,080	3,072
BE Aerospace, Inc.
8.50%, 07/01/2018	1,800	1,958
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	450	478
7.75%, 03/15/2020 - 144A ^	1,300	1,401
Hawker Beechcraft Acquisition Co., LLC
8.50%, 04/01/2015 ^	3,740	3,011
Hexcel Corp.
6.75%, 02/01/2015 ^	3,850	3,811
Spirit Aerosystems, Inc.
7.50%, 10/01/2017	2,095	2,111
Triumph Group, Inc.
8.63%, 07/15/2018 - 144A ^	1,500	1,568
Auto Components - 0.3%
Lear Corp.
7.88%, 03/15/2018 ^	1,180	1,227
8.13%, 03/15/2020 ^	440	458
Automobiles - 0.2%
Motors Liquidation Co.
7.13%, 07/15/2013 Џ	450	150
7.20%, 01/15/2011 Џ	1,800	613
8.10%, 06/15/2024 Џ	575	188
Beverages - 1.3%
Constellation Brands, Inc.
7.25%, 05/15/2017 ^	900	936
7.25%, 09/01/2016 ^	5,200	5,421
Cott Beverages, Inc.
8.38%, 11/15/2017 - 144A	1,570	1,625
Building Products - 0.5%
Masco Corp.
7.75%, 08/01/2029 ^	2,950	2,751
Chemicals - 2.6%
Huntsman International LLC
5.50%, 06/30/2016 - 144A ^	2,575	2,369
7.38%, 01/01/2015 ^	2,900	2,878
8.63%, 03/15/2020 - 144A ^	1,150	1,127
LBI Escrow Corp.
8.00%, 11/01/2017 - 144A ^	1,500	1,577
Nova Chemicals Corp.
3.75%, 11/15/2013 *	5,400	5,043
8.38%, 11/01/2016	1,100	1,126
Nova Chemicals Corp.
8.63%, 11/01/2019 ^	1,850	1,919
Commercial Services & Supplies - 1.8%
Aramark Corp.
8.50%, 02/01/2015 ^	1,450	1,499
Ceridian Corp.
11.25%, 11/15/2015 ^	2,930	2,776
12.25%, 11/15/2015 Ώ	346	329
Hertz Corp.
8.88%, 01/01/2014 ^	2,511	2,586
Koppers, Inc.
7.88%, 12/01/2019 ^	3,320	3,436
Computers & Peripherals - 0.8%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016 ^	4,795	4,855
Construction Materials - 1.6%
Ply Gem Industries, Inc.
11.75%, 06/15/2013	7,020	7,459
13.13%, 07/15/2014 ^	2,000	2,060
Consumer Finance - 1.8%
American General Finance Corp.
5.38%, 10/01/2012 ^	5,247	4,931
5.85%, 06/01/2013 ^	2,450	2,282
6.90%, 12/15/2017 ^	4,450	3,794
Containers & Packaging - 2.0%
Ball Corp.
6.75%, 09/15/2020	1,150	1,208
Cascades, Inc.
7.75%, 12/15/2017 ^	1,880	1,955
7.88%, 01/15/2020	750	778
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ^	500	535
9.50%, 08/15/2013 ^	2,000	2,035
Jefferson Smurfit Corp.
8.25%, 10/01/2012	7,745	290
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	3,335	3,393
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	2,100	1,927
Diversified Consumer Services - 1.7%
Ford Holdings LLC
9.30%, 03/01/2030 ^	5,225	5,460
Service Corp. International
6.75%, 04/01/2015	350	354
6.75%, 04/01/2016	4,300	4,343
7.00%, 06/15/2017 ^	175	178
Diversified Financial Services - 5.8%
Ally Financial, Inc.
6.75%, 12/01/2014	6,240	6,210
8.00%, 03/15/2020 - 144A	1,600	1,650
CIT Group, Inc.
7.00%, 05/01/2013 - 05/01/2017 ^	10,587	10,097
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	$700	$695
7.00%, 04/15/2015 ^	2,250	2,327
8.13%, 01/15/2020 ^	1,600	1,711
9.88%, 08/10/2011 ^	4,500	4,747
Nuveen Investments, Inc.
10.50%, 11/15/2015 ^	6,860	6,741
Reynolds Group Issuer, Inc.
8.50%, 05/15/2018 - 144A	535	550
Diversified Telecommunication Services - 5.5%
Cincinnati Bell, Inc.
7.00%, 02/15/2015 ^	1,450	1,414
Frontier Communications Corp.
8.50%, 04/15/2020 - 144A	220	235
9.00%, 08/15/2031 ^	5,015	5,140
Intelsat Corp.
9.25%, 06/15/2016 ^	1,465	1,564
Qwest Communications International, Inc.
7.50%, 02/15/2014	2,825	2,896
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014 ^	2,615	2,680
Sprint Capital Corp.
6.90%, 05/01/2019 ^	1,920	1,831
8.75%, 03/15/2032 ^	9,525	9,655
Windstream Corp.
7.88%, 11/01/2017 ^	2,375	2,417
8.63%, 08/01/2016 ^	5,150	5,369
Electric Utilities - 4.8%
AES Red Oak LLC - Series B
9.20%, 11/30/2029	2,125	2,146
Dynegy Holdings, Inc.
7.75%, 06/01/2019 ^	11,540	8,078
Elwood Energy LLC
8.16%, 07/05/2026	3,849	3,638
Intergen NV
9.00%, 06/30/2017 - 144A	6,025	6,281
LSP Energy, LP
7.16%, 01/15/2014	2,367	1,946
8.16%, 07/15/2025	750	512
Texas Competitive Electric Holdings Co., LLC - Series A
10.25%, 11/01/2015 ^	9,045	6,060
Electronic Equipment & Instruments - 0.9%
NXP BV
9.75%, 08/01/2018 - 144A	4,925	5,184
Food & Staples Retailing - 1.2%
Rite Aid Corp.
7.50%, 03/01/2017	2,000	1,828
10.38%, 07/15/2016 ^	2,200	2,273
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,600	1,616
8.00%, 05/01/2016 ^	1,430	1,441
Food Products - 2.1%
Del Monte Corp.
6.75%, 02/15/2015 ^	1,075	1,102
7.50%, 10/15/2019 ^	1,100	1,159
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A ^	4,670	4,834
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	2,000	2,100
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,592
8.25%, 10/01/2011	700	746
Health Care Equipment & Supplies - 0.9%
Cooper Cos., Inc.
7.13%, 02/15/2015	5,295	5,275
Health Care Providers & Services - 4.4%
Community Health Systems, Inc.
8.88%, 07/15/2015	5,750	6,023
HCA, Inc.
9.25%, 11/15/2016 ^	10,275	11,097
Omnicare, Inc.
6.13%, 06/01/2013	3,900	3,920
6.88%, 12/15/2015 ^	600	624
U.S. Oncology, Inc.
9.13%, 08/15/2017	4,970	5,262
Hotels, Restaurants & Leisure - 8.3%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	4,000	4,679
GWR Operating Partnership LLP
10.88%, 04/01/2017 - 144A	1,810	1,833
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 ^	3,425	2,881
12.75%, 04/15/2018 - 144A ^	4,150	4,035
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 - 144A Џ	6,600	1,122
MGM Resorts International
5.88%, 02/27/2014 ^	2,500	2,103
7.50%, 06/01/2016 ^	2,625	2,179
10.38%, 05/15/2014 ^	500	553
11.38%, 03/01/2018 - 144A ^	3,500	3,308
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	60	50
7.13%, 08/15/2014 ^	3,275	2,260
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	1,600	1,628
7.00%, 06/15/2013 ^	3,000	3,068
7.25%, 06/15/2016 ^	500	505
Seneca Gaming Corp.
7.25%, 05/01/2012 ^	6,170	6,076
Sheraton Holding Corp.
7.38%, 11/15/2015	1,200	1,296
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018 ^	1,600	1,636
7.15%, 12/01/2019 ^	2,500	2,600
WMG Acquisition Corp.
9.50%, 06/15/2016 ^	2,400	2,610
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014 ^	2,800	2,906
Wynn Las Vegas LLC
7.75%, 08/15/2020 - 144A	3,215	3,259
Household Durables - 3.9%
Beazer Homes USA, Inc.
9.13%, 06/15/2018 ^	1,475	1,342
12.00%, 10/15/2017 ^	3,225	3,612
D.R. Horton, Inc.
5.25%, 02/15/2015	2,208	2,142
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables (continued)
Jarden Corp.
7.50%, 05/01/2017 ^	$3,390	$3,483
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016	3,000	3,030
KB Home
9.10%, 09/15/2017	3,450	3,497
Meritage Homes Corp.
6.25%, 03/15/2015	2,580	2,457
Mohawk Industries, Inc.
6.88%, 01/15/2016 ^	3,475	3,624
Standard Pacific Corp.
8.38%, 05/15/2018	675	656
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp.
7.88%, 07/31/2020 - 144A	2,775	2,803
Edison Mission Energy
7.00%, 05/15/2017 ^	4,800	3,264
7.20%, 05/15/2019 ^	6,500	4,387
7.75%, 06/15/2016 ^	2,000	1,425
NRG Energy, Inc.
7.25%, 02/01/2014 ^	3,520	3,608
7.38%, 01/15/2017 ^	2,250	2,278
Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	2,000	1,445
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	4,400	4,818
IT Services - 1.9%
SunGard Data Systems, Inc.
9.13%, 08/15/2013 ^	4,960	5,071
Unisys Corp.
12.50%, 01/15/2016	1,250	1,366
12.75%, 10/15/2014 - 144A ^	991	1,130
14.25%, 09/15/2015 - 144A	3,503	4,099
Machinery - 0.8%
ArvinMeritor, Inc.
10.63%, 03/15/2018	873	952
Case New Holland, Inc.
7.88%, 12/01/2017 - 144A ^	950	995
Navistar International Corp.
8.25%, 11/01/2021 ^	2,810	2,971
Media - 3.9%
Cablevision Systems Corp.
7.75%, 04/15/2018 ^	350	365
8.00%, 04/15/2020 ^	350	370
CCO Holdings LLC
7.88%, 04/30/2018 - 144A ^	1,150	1,205
8.13%, 04/30/2020 - 144A ^	300	317
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A	300	290
Clear Channel Communications, Inc.
10.75%, 08/01/2016 ^	1,000	764
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 - 144A ^	3,150	3,303
CSC Holdings LLC
7.63%, 07/15/2018 ^	4,650	4,858
8.50%, 06/15/2015	925	996
DISH DBS Corp.
7.13%, 02/01/2016 ^	1,000	1,028
7.75%, 05/31/2015	4,380	4,577
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 - 144A	1,550	1,597
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 - 144A ^ Ώ	4,689	4,237
Metals & Mining - 1.3%
Steel Dynamics, Inc.
7.38%, 11/01/2012 ^	3,600	3,829
U.S. Steel Corp.
7.00%, 02/01/2018 ^	2,535	2,516
7.38%, 04/01/2020 ^	1,500	1,504
Multiline Retail - 2.3%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	5,125	5,016
JC Penney Corp., Inc.
7.40%, 04/01/2037 ^	2,200	2,222
7.65%, 08/15/2016	2,000	2,200
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	4,100	4,500
Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corp.
6.63%, 01/15/2016	2,200	2,250
7.00%, 08/15/2014	3,400	3,468
7.25%, 12/15/2018 ^	930	983
7.63%, 07/15/2013 ^	100	107
9.50%, 02/15/2015 ^	1,400	1,572
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 - 144A ^	2,680	2,714
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	750	797
8.25%, 04/01/2020 - 144A	2,125	2,284
Continental Resources, Inc.
8.25%, 10/01/2019	1,840	1,969
El Paso Corp.
7.25%, 06/01/2018 ^	4,400	4,667
Forest Oil Corp.
7.25%, 06/15/2019 ^	1,600	1,620
Hilcorp Energy I, LP
8.00%, 02/15/2020 - 144A	900	927
Kinder Morgan Finance Co.
5.70%, 01/05/2016 ^	3,560	3,551
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 - 144A	2,340	2,486
Newfield Exploration Co.
6.63%, 09/01/2014 ^	2,175	2,229
6.88%, 02/01/2020 ^	1,175	1,222
7.13%, 05/15/2018	295	309
Opti Canada, Inc.
7.88%, 12/15/2014	1,590	1,375
8.25%, 12/15/2014 ^	3,600	3,128
Pioneer Natural Resources Co.
6.65%, 03/15/2017 ^	5,825	6,074
Plains Exploration & Production Co.
7.00%, 03/15/2017 ^	1,400	1,384
7.75%, 06/15/2015 ^	3,000	3,045
Tesoro Corp.
6.63%, 11/01/2015 ^	2,075	2,044
Whiting Petroleum Corp.
7.00%, 02/01/2014 ^	2,180	2,270
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Paper & Forest Products - 3.9%
Domtar Corp.
10.75%, 06/01/2017 ^	$3,300	$4,067
Georgia-Pacific LLC
7.00%, 01/15/2015 - 144A	3,825	3,973
7.13%, 01/15/2017 - 144A	1,153	1,201
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	1,000	1,010
Verso Paper Holdings LLC
11.50%, 07/01/2014 ^	375	410
Verso Paper Holdings LLC - Series B
11.38%, 08/01/2016 ^	3,925	3,621
Westvaco Corp.
8.20%, 01/15/2030	2,100	2,249
Weyerhaeuser Co.
7.38%, 03/15/2032 ^	7,150	7,148
Pharmaceuticals - 0.7%
Mylan, Inc.
7.88%, 07/15/2020 - 144A	2,300	2,461
Valeant Pharmaceuticals International
7.63%, 03/15/2020 - 144A	1,490	1,773
Real Estate Investment Trusts - 1.8%
Host Hotels & Resorts, LP
7.13%, 11/01/2013 ^	3,155	3,210
9.00%, 05/15/2017 ^	1,300	1,427
iStar Financial, Inc.
5.88%, 03/15/2016 ^	3,150	2,240
8.63%, 06/01/2013 ^	5,000	4,100
Real Estate Management & Development - 1.2%
First Industrial, LP
5.75%, 01/15/2016	2,000	1,874
Realogy Corp.
10.50%, 04/15/2014 ^	6,305	5,422
Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
9.13%, 12/15/2014 ^ Ώ	2,099	1,983
9.25%, 04/15/2018 - 144A	1,500	1,549
Software - 0.7%
First Data Corp.
9.88%, 09/24/2015 ^	5,136	4,134
Specialty Retail - 0.2%
Blockbuster, Inc.
11.75%, 10/01/2014 - 144A Џ	716	465
Claire’s Stores, Inc.
9.25%, 06/01/2015	723	617
9.63%, 06/01/2015 ^ Ώ	26	22
Textiles, Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc.
6.13%, 11/15/2034	3,085	2,475
Levi Strauss & Co.
7.63%, 05/15/2020 - 144A ^	2,360	2,407
8.88%, 04/01/2016 ^	1,200	1,260
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 ^	1,000	1,043
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015 ^	1,925	1,906

Total Corporate Debt Securities (cost $514,747)		536,205

	Shares	Value

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
Ally Financial, Inc. 7.00% - 144A ▲ Ž ^	2,228	$1,830
Total Preferred Stock (cost $701)

COMMON STOCKS - 1.5%
Containers & Packaging - 0.8%
Smurfit-Stone Container Corp. ‡	245,580	5,121
Diversified Financial Services - 0.4%
CIT Group, Inc. ‡	68,248	2,481
IT Services - 0.3%
Unisys Corp. ‡ ^	61,972	1,674

Total Common Stocks (cost $10,433)		9,276

SECURITIES LENDING COLLATERAL - 24.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	146,643,206	146,643

Total Securities Lending Collateral (cost $146,643)

	Principal	Value

REPURCHASE AGREEMENT - 6.6%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $39,944 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $40,743.	$39,944	39,944
Total Repurchase Agreement (cost $39,944)

Total Investment Securities (cost $720,851) #		743,993
Other Assets and Liabilities - Net		(138,722)

Net Assets		$605,271

The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $143,649.

Џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $720,851. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,638 and $17,496, respectively. Net unrealized appreciation for tax purposes is $23,142.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $103,438, or 17.09%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$9,276	$—	$—	$9,276
Corporate Debt Securities	—	536,205	—	536,205
Preferred Corporate Debt Securities	—	10,095	—	10,095
Preferred Stocks	1,830	—	—	1,830
Repurchase Agreement	—	39,944	—	39,944
Securities Lending Collateral	146,643	—	—	146,643

Total	$157,749	$586,244	$—	$743,993

The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
| |
COMMON STOCKS - 98.4%
Australia - 4.2%
Australia & New Zealand Banking Group, Ltd.	97,900	$2,042
BHP Billiton, Ltd.	23,700	860
Boral, Ltd. ^	163,760	628
Challenger Financial Services Group, Ltd.	268,400	855
Incitec Pivot, Ltd.	292,500	860
National Australia Bank, Ltd.	176,221	4,006
Telstra Corp., Ltd.	392,000	1,142
Austria - 0.7%
OMV AG	53,100	1,777
Canada - 3.2%
EnCana Corp.	38,200	1,168
Lundin Mining Corp. ‡	305,800	1,190
National Bank of Canada ^	20,700	1,188
Nexen, Inc.	136,319	2,830
Suncor Energy, Inc. ‡	46,188	1,523
Denmark - 1.9%
Carlsberg AS - Class B	20,125	1,784
Danske Bank A/S - Class R ‡	121,700	2,867
France - 13.5%
Arkema SA	23,900	1,042
BNP Paribas	58,464	4,015
Bouygues SA	66,400	2,804
Capital Gemini SA	24,100	1,147
Casino Guichard Perrachon SA ^	23,800	2,073
Cie de St-Gobain	252	11
Cie Generale de Geophysique-Veritas ‡ ^	53,100	1,026
EDF SA	51,700	2,198
France Telecom SA	130,400	2,731
Lagardere SCA	63,300	2,332
Sanofi-Aventis SA	63,700	3,700
Societe Generale	61,144	3,524
Vallourec SA	26,682	2,598
Vivendi SA	168,490	4,049
Germany - 9.8%
Allianz SE	42,000	4,876
Bayer AG	56,400	3,242
Bayerische Motoren Werke AG	75,600	4,070
Deutsche Bank AG	41,900	2,927
E.ON AG	162,200	4,839
Muenchener Rueckversicherungs AG	16,400	2,272
ThyssenKrupp AG	68,600	2,036
Hong Kong - 2.3%
Esprit Holdings, Ltd.	429,694	2,702
New World Development, Ltd. ‡	1,113,000	1,986
Noble Group, Ltd.	905,636	1,099
Italy - 4.8%
ENI SpA	175,700	3,592
Telecom Italia SpA	2,218,800	2,827
Telecom Italia SpA - RSP ‡	1,617,800	1,682
UniCredit SpA	1,325,745	3,714
Japan - 24.5%
AEON Co., Ltd. ^	102,200	1,094
Air Water, Inc.	43,000	468
Asahi Breweries, Ltd.	122,200	2,165
East Japan Railway Co.	17,900	1,154
ITOCHU Corp.	218,800	1,707
Japan Tobacco, Inc.	1,165	3,749
JFE Holdings, Inc.	77,000	2,384
JX Holdings, Inc. ‡	252,500	1,368
KDDI Corp.	372	1,811
Konami Corp.	45,400	700
Konica Minolta Holdings, Inc.	78,000	822
Mitsubishi Corp.	159,800	3,457
Mitsubishi Gas Chemical Co., Inc.	234,000	1,313
Mitsubishi Materials Corp.	494,000	1,315
Mitsubishi Tanabe Pharma Corp. ^	96,000	1,403
Mitsui & Co., Ltd.	204,900	2,628
Mitsui Fudosan Co., Ltd.	213,000	3,156
Namco Bandai Holdings, Inc. ^	50,300	450
NGK Spark Plug Co., Ltd. ^	102,000	1,319
Nippon Express Co., Ltd.	188,000	766
Nippon Telegraph & Telephone Corp.	79,800	3,316
Nissan Motor Co., Ltd. ‡	369,600	2,841
ORIX Corp. ^	32,160	2,531
Sharp Corp. ^	181,000	1,984
Sony Corp.	112,500	3,522
Sumitomo Mitsui Financial Group, Inc.	89,700	2,778
Sumitomo Realty & Development Co., Ltd. ^	98,000	1,765
Tokyo Electric Power Co., Inc.	111,800	3,071
Tokyo Gas Co., Ltd.	424,000	1,929
Toshiba Corp.	673,000	3,521
Netherlands - 1.0%
Randstad Holding NV ‡	57,500	2,583
New Zealand - 0.3%
Telecom Corp., of New Zealand, Ltd.	541,985	785
Norway - 0.4%
Petroleum Geo-Services ASA ‡	100,050	898
Spain - 1.7%
Telefonica SA	185,600	4,213
Sweden - 0.5%
Electrolux AB - Series B	55,300	1,233
Switzerland - 1.9%
Novartis AG	98,380	4,774
United Kingdom - 27.7%
AstraZeneca PLC	108,000	5,487
Aviva PLC	116,700	654
BAE Systems PLC	612,000	3,000
Barclays PLC	828,200	4,325
BP PLC	632,400	4,028
British American Tobacco PLC	78,000	2,685
Eurasian Natural Resources Corp., PLC	73,500	1,045
Imperial Tobacco Group PLC	106,200	3,007
Informa PLC	348,200	2,144
Kazakhmys PLC ‡	77,500	1,479
Marks & Spencer Group PLC	573,700	3,100
Old Mutual PLC	1,588,100	3,011
Premier Foods PLC ‡	1,225,300	365
Rentokil Initial PLC ‡	1,001,700	1,608
Rio Tinto PLC	110,300	5,720
Rolls-Royce Group PLC ‡	296,302	2,697
Royal Dutch Shell PLC - Class A	292,630	8,058
Thomas Cook Group PLC	322,400	920
Travis Perkins PLC ‡	95,300	1,261
TUI Travel PLC	406,500	1,341
Vodafone Group PLC	2,916,012	6,806
Xstrata PLC	351,060	5,594

Total Common Stocks (cost $276,543)		243,142

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	7,676,682	7,677
Total Securities Lending Collateral (cost $7,677)
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $1,175 on 08/02/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $1,201.	$1,175	$1,175
Total Repurchase Agreement (cost $1,175)

Total Investment Securities (cost $285,395) #		251,994
Other Assets and Liabilities - Net		(4,899)

Net Assets		$247,095

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	(7,272)	10/15/2010	$(6,891)	$(175)
Euro	4,696	10/15/2010	6,087	32
Euro	(8,223)	10/15/2010	(10,376)	(340)
Japanese Yen	152,324	10/15/2010	1,755	10
Japanese Yen	(152,324)	10/15/2010	(1,705)	(59)

				$(532)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	11.3%	$28,459
Oil, Gas & Consumable Fuels	9.5	24,344
Metals & Mining	8.6	21,623
Pharmaceuticals	7.5	18,606
Diversified Telecommunication Services	6.7	16,696
Insurance	4.3	10,813
Trading Companies & Distributors	4.0	10,152
Electric Utilities	4.0	10,108
Tobacco	3.8	9,441
Wireless Telecommunication Services	3.4	8,617
Media	3.4	8,525
Automobiles	2.8	6,911
Real Estate Management & Development	2.7	6,907
Household Durables	2.7	6,739
Aerospace & Defense	2.3	5,697
Beverages	1.6	3,949
Chemicals	1.4	3,683
Computers & Peripherals	1.4	3,521
Food & Staples Retailing	1.2	3,167
Multiline Retail	1.2	3,100
Capital Markets	1.2	2,927
Construction & Engineering	1.1	2,804
Specialty Retail	1.1	2,702
Machinery	1.0	2,598
Professional Services	1.0	2,583
Consumer Finance	1.0	2,531
Hotels, Restaurants & Leisure	0.9	2,261
Gas Utilities	0.8	1,929
Energy Equipment & Services	0.8	1,924
Road & Rail	0.8	1,920
Commercial Services & Supplies	0.6	1,608
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ Page 2

Transamerica AllianceBernstein International Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Auto Components	0.5%	$1,319
IT Services	0.5	1,147
Diversified Financial Services	0.3	855
Office Electronics	0.3	822
Software	0.3	700
Construction Materials	0.2	628
Leisure Equipment & Products	0.2	450
Food Products	0.1	365
Building Products	0.0 ∞	11

Investment Securities, at Value	96.5	243,142
Short-Term Investments	3.5	8,852

Total Investments	100.0%	$251,994

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $7,300.

∞	Percentage rounds to less than 0.1%.

♦	Amount rounds to less than $1.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $285,395. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,346 and $44,747, respectively. Net unrealized depreciation for tax purposes is $33,401.
DEFINITION:
RSP   Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$7,899	$235,243	$—	$243,142
Repurchase Agreement	—	1,175	—	1,175
Securities Lending Collateral	7,677	—	—	7,677

Total	$15,576	$236,418	$—	$251,994

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts — Appreciation	$—	$42	$—	$42
Forward Foreign Currency Contracts — Depreciation	—	(574)	—	(574)

Total	$—	$(532)	$—	$(532)

Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	07/31/2010
Common Stocks	$40	$(40)	$—	$ ♦	$ (♦ )	$—	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica Asset Allocation — Conservative Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% €
Bonds - 44.2%
Transamerica AEGON High Yield Bond	7,853,637	$70,054
Transamerica Flexible Income	1,962,941	17,215
Transamerica JPMorgan Core Bond	7,437,892	77,428
Transamerica JPMorgan International Bond	1,396,874	15,785
Transamerica Morgan Stanley Emerging Markets Debt	3,200,160	34,850
Transamerica PIMCO Total Return	17,158,931	181,199
Transamerica Short-Term Bond	10,558,170	108,221
Capital Preservation - 0.5%
Transamerica Money Market	5,739,291	5,739
Global/International Stocks - 5.4%
Transamerica AllianceBernstein International Value	541,157	3,945
Transamerica MFS International Equity	1,238,320	10,167
Transamerica Neuberger Berman International	1,106,436	8,851
Transamerica Oppenheimer Developing Markets	657,013	7,687
Transamerica Schroders International Small Cap	1,671,265	14,340
Transamerica Thornburg International Value	1,357,269	13,559
Transamerica WMC Emerging Markets	281,353	3,579
Inflation-Protected Securities - 10.1%
Transamerica PIMCO Real Return TIPS	10,565,233	115,795
Tactical and Specialty - 14.5%
Transamerica BlackRock Global Allocation	1,978,608	20,202
Transamerica BlackRock Natural Resources	994,703	10,017
Transamerica BNY Mellon Market Neutral Strategy ‡	1,255,612	10,434
Transamerica Clarion Global Real Estate Securities	1,363,156	15,090
Transamerica Federated Market Opportunity	1,263,064	11,229
Transamerica First Quadrant Global Macro ‡	1,775,230	11,077
Transamerica Loomis Sayles Bond	8,272,101	87,932
U.S. Stocks - 25.3%
Transamerica BlackRock Large Cap Value	7,782,935	62,030
Transamerica Diversified Equity	2,260,835	29,368
Transamerica Growth Opportunities ‡	1,313,786	11,969
Transamerica Jennison Growth	5,380,401	57,032
Transamerica JPMorgan Mid Cap Value	1,144,955	10,763
Transamerica Morgan Stanley Mid-Cap Growth	932,484	10,584
Transamerica Morgan Stanley Small Company Growth ‡	740,097	7,238
Transamerica Oppenheimer Small- & Mid- Cap Value	1,103,912	9,383
Transamerica Third Avenue Value	949,518	18,563
Transamerica UBS Large Cap Value	4,702,519	40,865
Transamerica WMC Diversified Growth	3,867,680	31,792

Total Investment Companies (cost $1,104,621) #		1,143,982
Other Assets and Liabilities - Net		(484)

Net Assets		$1,143,498

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,104,621. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,108 and $24,747, respectively. Net unrealized appreciation for tax purposes is $39,361.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,143,982	$—	$—	$1,143,982
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ

Transamerica Asset Allocation — Growth Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1% €
Capital Preservation - 0.0% ∞
Transamerica Money Market	60,225	$60
Global/International Stocks - 20.6%
Transamerica AllianceBernstein International Value	4,142,851	30,201
Transamerica MFS International Equity	3,448,325	28,311
Transamerica Neuberger Berman International	8,137,015	65,096
Transamerica Oppenheimer Developing Markets	6,371,975	74,552
Transamerica Schroders International Small Cap	7,064,083	60,610
Transamerica Thornburg International Value	5,016,203	50,112
Transamerica WMC Emerging Markets	550,475	7,002
Tactical and Specialty - 11.9%
Transamerica BlackRock Global Allocation	4,376,969	44,689
Transamerica BlackRock Natural Resources	1,611,380	16,227
Transamerica BNY Mellon Market Neutral Strategy ‡	1,153,222	9,583
Transamerica Clarion Global Real Estate Securities	7,663,866	84,839
Transamerica Federated Market Opportunity	1,370,514	12,184
Transamerica First Quadrant Global Macro ‡	2,377,249	14,834
U.S. Stocks - 67.6%
Transamerica BlackRock Large Cap Value	25,683,084	204,694
Transamerica Diversified Equity	7,090,912	92,111
Transamerica Growth Opportunities ‡	3,787,700	34,506
Transamerica Jennison Growth	21,043,106	223,058
Transamerica JPMorgan Mid Cap Value	4,509,713	42,391
Transamerica Morgan Stanley Mid-Cap Growth	3,500,556	39,731
Transamerica Morgan Stanley Small Company Growth ‡	2,268,952	22,190
Transamerica Oppenheimer Small- & Mid- Cap Value	3,953,959	33,609
Transamerica Third Avenue Value	2,883,758	56,377
Transamerica UBS Large Cap Value	21,580,419	187,534
Transamerica WMC Diversified Growth	12,222,917	100,472

Total Investment Companies (cost $1,567,842) #		1,534,973
Other Assets and Liabilities — Net		(1,894)

Net Assets		$1,533,079

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

∞	Amount rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $1,567,842. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $96,888 and $129,757, respectively. Net unrealized depreciation for tax purposes is $32,869.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,534,973	$—	$—	$1,534,973
The notes are an integral part of this report.

Transamerica Funds	July 31, 2010 Form NQ Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1% €
Bonds - 20.6%
Transamerica AEGON High Yield Bond	10,557,592	$94,174
Transamerica Flexible Income	3,307,801	29,009
Transamerica JPMorgan Core Bond	4,899,372	51,002
Transamerica JPMorgan International Bond	10,202,987	115,294
Transamerica Morgan Stanley Emerging Markets Debt	4,796,805	52,237
Transamerica PIMCO Total Return	19,359,364	204,436
Transamerica Short-Term Bond	8,475,658	86,875
Capital Preservation - 0.2%
Transamerica Money Market	6,195,733	6,196
Global/International Stocks - 13.9%
Transamerica AllianceBernstein International Value	5,919,323	43,152
Transamerica MFS International Equity	3,773,018	30,976
Transamerica Neuberger Berman International	12,331,643	98,652
Transamerica Oppenheimer Developing Markets	8,176,229	95,662
Transamerica Schroders International Small Cap	8,273,839	70,990
Transamerica Thornburg International Value	6,266,655	62,604
Transamerica WMC Emerging Markets	1,795,252	22,836
Inflation-Protected Securities - 4.0%
Transamerica PIMCO Real Return TIPS	11,149,329	122,197
Tactical and Specialty - 13.2%
Transamerica BlackRock Global Allocation	8,145,769	83,168
Transamerica BlackRock Natural Resources	3,952,987	39,807
Transamerica BNY Mellon Market Neutral Strategy ‡	3,255,087	27,050
Transamerica Clarion Global Real Estate Securities	10,471,831	115,923
Transamerica Federated Market Opportunity	2,748,460	24,434
Transamerica First Quadrant Global Macro ‡	5,536,697	34,549
Transamerica Loomis Sayles Bond	7,542,834	80,180
U.S. Stocks - 48.2%
Transamerica BlackRock Large Cap Value	33,585,235	267,674
Transamerica Diversified Equity	10,604,419	137,751
Transamerica Growth Opportunities ‡	6,055,841	55,169
Transamerica Jennison Growth	26,908,593	285,231
Transamerica JPMorgan Mid Cap Value	8,313,374	78,146
Transamerica Morgan Stanley Mid-Cap Growth	5,098,293	57,866
Transamerica Morgan Stanley Small Company Growth ‡	2,274,864	22,248
Transamerica Oppenheimer Small- & Mid-Cap Value	6,175,938	52,495
Transamerica Third Avenue Value	4,446,309	86,925
Transamerica UBS Large Cap Value	32,910,956	285,997
Transamerica WMC Diversified Growth	18,116,459	148,917

Total Investment Companies (cost $3,085,984) #		3,069,822
Other Assets and Liabilities - Net		(3,429)

Net Assets		$3,066,393

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $3,085,984. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $172,369 and $188,531, respectively. Net unrealized depreciation for tax purposes is $16,162.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,069,822	$—	$—	$3,069,822

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Asset Allocation – Moderate Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% €
Bonds - 32.5%
Transamerica AEGON High Yield Bond	12,247,294	$109,246
Transamerica Flexible Income	5,890,494	51,660
Transamerica JPMorgan Core Bond	5,169,223	53,812
Transamerica JPMorgan International Bond	3,818,169	43,145
Transamerica Morgan Stanley Emerging Markets Debt	4,645,363	50,588
Transamerica PIMCO Total Return	23,784,830	251,167
Transamerica Short-Term Bond	12,566,736	128,809
Capital Preservation - 0.2%
Transamerica Money Market	4,539,926	4,540
Global/International Stocks - 9.1%
Transamerica AllianceBernstein International Value	2,016,844	14,703
Transamerica MFS International Equity	3,977,107	32,652
Transamerica Neuberger Berman International	3,595,650	28,765
Transamerica Oppenheimer Developing Markets	2,340,870	27,388
Transamerica Schroders International Small Cap	4,645,596	39,859
Transamerica Thornburg International Value	3,354,812	33,515
Transamerica WMC Emerging Markets	1,261,739	16,049
Inflation-Protected Securities - 8.0%
Transamerica PIMCO Real Return TIPS	15,522,273	170,124
Tactical and Specialty - 15.5%
Transamerica BlackRock Global Allocation	4,067,274	41,527
Transamerica BlackRock Natural Resources	3,487,793	35,122
Transamerica BNY Mellon Market Neutral Strategy ‡	2,048,012	17,019
Transamerica Clarion Global Real Estate Securities	4,874,195	53,957
Transamerica Federated Market Opportunity	2,123,153	18,875
Transamerica First Quadrant Global Macro ‡	2,885,451	18,005
Transamerica Loomis Sayles Bond	13,564,777	144,194
U.S. Stocks - 34.7%
Transamerica BlackRock Large Cap Value	17,866,041	142,392
Transamerica Diversified Equity	4,801,665	62,374
Transamerica Growth Opportunities ‡	2,757,069	25,117
Transamerica Jennison Growth	13,956,057	147,933
Transamerica JPMorgan Mid Cap Value	4,147,121	38,983
Transamerica Morgan Stanley Mid-Cap Growth	2,527,407	28,686
Transamerica Morgan Stanley Small Company Growth ‡	1,396,938	13,662
Transamerica Oppenheimer Small- & Mid-Cap Value	3,363,261	28,588
Transamerica Third Avenue Value	2,056,716	40,209
Transamerica UBS Large Cap Value	13,719,517	119,223
Transamerica WMC Diversified Growth	10,879,995	89,434

Total Investment Companies (cost $2,093,293) #		2,121,322
Other Assets and Liabilities - Net		117

Net Assets		$2,121,439

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,093,293. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $116,761 and $88,732, respectively. Net unrealized appreciation for tax purposes is $28,029.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,121,322	$—	$—	$2,121,322

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Balanced
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bond
4.38%, 11/15/2039	$870	$929
U.S. Treasury Note
3.63%, 02/15/2020	600	637

Total U.S. Government Obligations (cost $1,474)		1,566

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.0%
Fannie Mae
5.00%, 05/01/2018- 03/01/2036	1,542	1,689
5.50%, 07/01/2019- 11/01/2038	8,081	8,718
6.00%, 08/01/2036- 12/01/2037	455	496
Freddie Mac
5.00%, 04/01/2018	97	104
5.50%, 09/01/2018- 11/01/2018	95	102
Freddie Mac, IO
5.00%, 08/01/2035	5,636	924

Total U.S. Government Agency Obligations (cost $11,770)		12,033

MORTGAGE-BACKED SECURITIES - 6.3%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	925	923
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	910	994
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	405	429
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.14%, 08/26/2035 -144A *Ə	759	755
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	575	580
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	847	854
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 -144A *	414	423
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 - 144A *	558	553
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	938	934
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	550	565
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A	2,277	2,357
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.32%, 12/26/2037 -144A *	528	546
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	458	474
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A *	516	514
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *	851	865
Series 2009-R7, Class 4A1
3.35%, 09/26/2034 - 144A *	779	773
Series 2009-R9, Class 1A1
5.76%, 08/26/2046 - 144A *	508	514
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	752	757
Series 2010-R3, Class 1A1
5.70%, 03/21/2036 - 144A *	578	575
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.71%, 01/27/2047 - 144A *	518	514
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,640	1,670
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	920	931
Series 2003-L, Class 1A2
4.54%, 11/25/2033 *	853	877
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.78%, 08/27/2047 - 144A *	615	602

Total Mortgage-Backed Securities (cost $18,096)		18,979

ASSET-BACKED SECURITIES - 1.9%
American Airlines Pass-Through Trust
Series 2001 -2, Class A2
7.86%, 10/01/2011	960	994
Continental Airlines Pass-Through Trust
Series 2000-2, Class A2
7.49%, 10/02/2010	713	717
Series 2009-1
9.00%, 07/08/2016	494	539
Delta Air Lines, Inc.
Series 10-1A
6.20%, 07/02/2018	1,060	1,079
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A	880	990
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,130	1,231

Total Asset-Backed Securities (cost $5,356)		5,550

MUNICIPAL GOVERNMENT OBLIGATION - 0.4%
State of California
7.95%, 03/01/2036	1,130	1,209
Total Municipal Government Obligation (cost $1,131)

PREFERRED CORPORATE DEBT SECURITIES - 2.2%
Commercial Banks -1.1%
Barclays Bank PLC
8.55%, 06/15/2011 -144A * Ž	990	990
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž^	290	301
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	790	997
Wells Fargo & Co.
7.98%, 03/15/2018 *Ž^	950	979

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services - 1.1%
City National Capital Trust I
9.63%, 02/01/2040	$930	$985
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/2037	710	723
ZFS Finance USA Trust II
6.45%, 06/15/2016-144A *	1,816	1,652

Total Preferred Corporate Debt Securities (cost $6,257)		6,627

CORPORATE DEBT SECURITIES - 17.9%
Biotechnology - 0.3%
Genzyme Corp.
5.00%, 06/15/2020-144A	860	932
Building Products - 0.3%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019-144A	765	783
Chemicals - 0.2%
Nalco Co.
8.25%, 05/15/2017	470	505
Commercial Banks - 2.7%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	750	986
City National Bank
6.75%, 09/01/2011	595	613
Fifth Third Bancorp
0.96%, 12/20/2016 *	1,445	1,251
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,015	940
Regions Bank
7.50%, 05/15/2018	300	313
Regions Financial Corp.
5.75%, 06/15/2015	865	866
Royal Bank of Scotland PLC
4.88%, 03/16/2015	960	992
Silicon Valley Bank
6.05%, 06/01/2017	1,280	1,308
Zions Bancorporation
7.75%, 09/23/2014	865	897
Containers & Packaging - 0.4%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	470	503
Rexam PLC
6.75%, 06/01/2013 - 144A	921	1,005
Diversified Financial Services - 3.0%
Ford Motor Credit Co., LLC
3.28%, 01/13/2012 *^	845	828
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	995	1,005
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,435	1,507
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 -144A	807	871
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	990	992
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	960	1,007
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	578	590
Selkirk Cogen Funding Corp.
8.98%, 06/26/2012	772	819
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	490	507
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,260	1,309
Diversified Telecommunication Services - 0.5%
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,465	1,567
Electric Utilities - 0.3%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	852	980
Energy Equipment & Services - 0.3%
NGPL Pipeco LLC
6.51%, 12/15/2012 - 144A	840	880
Food & Staples Retailing - 0.4%
Ingles Markets, Inc.
8.88%, 05/15/2017	790	827
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	325	326
Food Products - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	880	1,000
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	480	504
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	810	979
Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	930	979
MGM Resorts International
6.75%, 09/01/2012	500	471
Insurance - 1.2%
Fidelity National Financial, Inc.
6.60%, 05/15/2017	820	825
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	930	969
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	1,090	941
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,030	976
Machinery - 0.4%
Kennametal, Inc.
7.20%, 06/15/2012	905	961
Valmont Industries, Inc.
6.63%, 04/20/2020	480	496
Multi-Utilities - 0.6%
Black Hills Corp.
5.88%, 07/15/2020	620	637
9.00%, 05/15/2014	790	932
Oil, Gas & Consumable Fuels - 1.0%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	705	742
Opti Canada, Inc.
8.25%, 12/15/2014	660	573
Petroleum Co., of Trinidad & Tobago, Ltd.	420	492
9.75%, 08/14/2019 - 144A
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,011	1,176

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Paper & Forest Products - 0.3%
Exopack Holding Corp.
11.25%, 02/01/2014	$800	$813
Real Estate Investment Trusts - 3.1%
Dexus Property Group
7.13%, 10/15/2014 - 144A	1,027	1,115
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	960	983
Duke Realty, LP
7.38%, 02/15/2015	820	921
Entertainment Properties Trust
7.75%, 07/15/2020 - 144A	880	861
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	1,175	1,243
Kilroy Realty, LP
6.63%, 06/01/2020 - 144A	950	947
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,007	1,024
Tanger Properties, LP
6.13%, 06/01/2020	300	316
6.15%, 11/15/2015	850	929
WEA Finance LLC
6.75%, 09/02/2019 - 144A	867	995
Real Estate Management & Development - 0.6%
Post Apartment Homes, LP
5.45%, 06/01/2012	620	646
6.30%, 06/01/2013	977	1,054
Semiconductors & Semiconductor Equipment - 0.2%
Maxim Integrated Products, Inc.
3.45%, 06/14/2013	595	610
Wireless Telecommunication Services - 0.8%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,430	1,440
6.11%, 01/15/2020 - 144A	890	978

Total Corporate Debt Securities (cost $51,339)		54,437

	Shares	Value

COMMON STOCKS - 62.5%
Aerospace & Defense - 1.4%
Precision Castparts Corp. ^	33,831	$4,134
Air Freight & Logistics - 2.6%
CH Robinson Worldwide, Inc. ^	71,426	4,657
Expeditors International of Washington, Inc. ^	73,598	3,138
Auto Components - 4.2%
BorgWarner, Inc. ‡^	166,051	7,283
Johnson Controls, Inc.	190,471	5,487
Capital Markets - 3.1%
Charles Schwab Corp. ^	277,771	4,108
T. Rowe Price Group, Inc. ^	103,058	4,970
Chemicals - 1.4%
Sigma-Aldrich Corp. ^	74,313	4,169
Commercial Banks - 1.6%
BB&T Corp. ^	91,061	2,261
Marshall & llsley Corp. ^	364,413	2,562
Communications Equipment - 1.1%
QUALCOMM, Inc. ^	87,304	3,325
Computers & Peripherals - 4.4%
Apple, Inc. ‡	52,482	13,500
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. ‡^	89,001	3,255
Diversified Financial Services - 2.3%
JPMorgan Chase & Co.	176,455	7,108
Electrical Equipment - 2.8%
Cooper Industries PLC - Class A	101,222	4,570
Emerson Electric Co. ^	86,922	4,306
Energy Equipment & Services - 2.7%
Core Laboratories NV ^	72,146	5,573
Schlumberger, Ltd. ^	44,009	2,626
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc. ‡^	244,000	7,513
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. - Class A ‡^	24,000	3,550
Insurance - 1.0%
Berkshire Hathaway, Inc. - Class A ‡^	27	3,159
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. ‡^	72,147	8,506
NetFlix, Inc. ‡^	28,000	2,871
Internet Software & Services - 3.1%
Google, Inc. - Class A ‡^	9,258	4,489
Rackspace Hosting, Inc. ‡^	258,000	4,824
IT Services - 1.0%
Automatic Data Processing, Inc. ^	75,984	3,136
Machinery - 6.6%
Caterpillar, Inc. ^	94,558	6,595
Kennametal, Inc. ^	218,103	5,974
PACCAR, Inc. ^	167,383	7,670
Metals & Mining - 1.5%
Vale SA - Class B ADR ‡^	164,097	4,561
Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc. ^	46,895	4,572
Paper & Forest Products - 0.7%
Weyerhaeuser Co. ^	138,014	2,239
Pharmaceuticals - 2.1%
Perrigo Co. ^	46,500	2,604
Teva Pharmaceutical Industries, Ltd. ADR	76,738	3,749
Professional Services - 1.5%
Robert Half International, Inc. ^	177,680	4,474
Road & Rail - 1.9%
Union Pacific Corp.	75,891	5,667
Software - 3.9%
Microsoft Corp.	213,767	5,517
Oracle Corp. ^	266,718	6,306
Trading Companies & Distributors - 1.5%
WW Grainger, Inc. ^	40,203	4,503

Total Common Stocks (cost $158,605)		189,511

	Shares	Value

WARRANT - 2.3%
Financials - 2.3%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	802,985	6,898
Total Warrant (cost $6,326)

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.36% ▲	77,613,276	77,613
Total Securities Lending Collateral (cost $77,613)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Balanced
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co.
0.01% ▲, dated 07/30/2010, to be repurchased at $5,917 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,037.	$5,917	$5,917
Total Repurchase Agreement (cost $5,917)

Total Investment Securities (cost $343,884) #		380,340
Other Assets and Liabilities - Net		(77,779)

Net Assets		$302,561

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $755, or 0.25% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $75,855.

§	Illiquid. This security aggregated to $590, or 0.20%, of the fund’s net assets.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $343,884. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,917 and $6,461, respectively. Net unrealized appreciation for tax purposes is $36,456.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $47,248, or 15.62%, of the fund’s net assets.

ADR	American Depositary Receipt

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,550	$—	$5,550
Common Stocks	175,619	13,892	—	189,511
Corporate Debt Securities	—	54,437	—	54,437
Mortgage-Backed Securities	—	18,979	—	18,979
Municipal Government Obligations	—	1,209	—	1,209
Preferred Corporate Debt Securities	—	6,627	—	6,627
Repurchase Agreement	—	5,917	—	5,917
Securities Lending Collateral	77,613	—	—	77,613
U.S. Government Agency Obligations	—	12,033	—	12,033
U.S. Government Obligations	—	1,566	—	1,566
Warrants	6,898	—	—	6,898

Total	$260,130	$120,210	$—	$380,340

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 10.4%
United States - 10.4%
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027		$971	$1,065
U.S. Treasury Note
0.88%, 01/31/2012		891	897
1.38%, 02/15/2013 - 03/15/2013		8,299	8,438
2.13%, 11/30/2014		2,484	2,565
2.25%, 01/31/2015		2,686	2,783
2.38%, 02/28/2015		3,948	4,113
2.50%, 03/31/2015		3,402	3,561
2.63%, 12/31/2014 - 02/29/2016		6,275	6,589
3.50%, 05/15/2020		11,870	12,465
4.88%, 05/31/2011 12121 f		5,650	5,863

Total U.S. Government Obligations (cost $46,752)			48,339

FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
Australia - 0.2%
Australia Government Bond
5.75%, 06/15/2011	AUD	1,145	1,047
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017 - 01/01/2021	BRL	12,525	6,480
Canada - 0.3%
Canadian Government Bond
4.00%, 09/01/2010 - 06/01/2016	CAD	1,165	1,175
France - 0.2%
Caisse d’Amortissement de la Dette Sociale
3.25%, 04/25/2013	EUR	250	342
4.00%, 10/25/2014	EUR	300	424
Germany - 2.3%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,480	2,069
4.00%, 01/04/2018	EUR	550	797
4.25%, 07/04/2017	EUR	1,550	2,280
Deutsche Bundesrepublik Inflation Linked
1.50%, 04/15/2016	EUR	326	446
Federal Republic of Germany
1.50%, 09/21/2012 - 144A		$1,600	1,626
4.00%, 07/04/2016	EUR	2,250	3,258
Japan - 0.2%
Japan Government Bond
0.70%, 09/15/2010	JPY	74,450	862
Korea, Republic of - 0.2%
Export-Import Bank of Korea
4.13%, 09/09/2015		$875	910
Malaysia - 0.2%
Republic of Malaysia
3.46%, 07/31/2013	MYR	217	69
3.76%, 04/28/2011	MYR	3,400	1,076
Netherlands - 0.1%
Netherlands Government Bond
3.75%, 07/15/2014	EUR	250	354
New Zealand - 0.1%
Republic of New Zealand CPI Linked Bond
4.50%, 02/15/2016	NZD	400	445
Poland - 0.1%
Republic of Poland CPI Linked Bond
3.00%, 08/24/2016	PLN	2,136	681
Turkey - 0.2%
Republic of Turkey
4.00%, 04/01/2020	TRY	382	251
10.00%, 01/09/2013	TRY	346	238
10.50%, 01/15/2020	TRY	491	358
United Kingdom - 0.6%
United Kingdom Gilt
4.25%, 03/07/2011	GBP	1,835	2,943
Vietnam - 0.0%∞
Socialist Republic of Vietnam
6.75%, 01/29/2020 - Reg S		$100	110

Total Foreign Government Obligations (cost $26,527)			28,241

ASSET-BACKED SECURITY - 0.0%∞
Cayman Islands - 0.0%∞
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, 12/15/2017		200	56
Total Asset-Backed Security (cost $177)

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Cayman Islands - 0.0%∞
DBS Capital Funding Corp.
7.66%, 03/15/2011 - Reg S Ž		42	43
United Kingdom - 0.2%
Lloyds TSB Bank PLC
13.00%, 01/21/2029 Ž	GBP	500	851

Total Preferred Corporate Debt Securities (cost $937)			894

CORPORATE DEBT SECURITIES - 5.1%
Bermuda - 0.1%
Intelsat Subsidiary Holding Co., SA
8.50%, 01/15/2013		$111	113
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A		125	139
Brazil - 0.1%
Banco do Brasil SA
4.50%, 01/22/2015 - 144A		219	228
Banco Santander Brasil SA
4.50%, 04/06/2015 - 144A		165	169
Canada - 0.3%
Rogers Communications, Inc.
7.63%, 12/15/2011	CAD	500	523
Sino-Forest Corp.
10.25%, 07/28/2014 - 144A		$275	303
Viterra, Inc.
5.95%, 08/01/2020 - 144A		370	368
Cayman Islands - 0.1%
Cosan Finance, Ltd.
7.00%, 02/01/2017 - 144A		90	96
Hutchison Whampoa International 09, Ltd.
7.63%, 04/09/2019 - 144A		400	487
France - 0.2%
Cie de Financement Foncier
2.13%, 04/22/2013 - 144A		1,000	1,011
Hong Kong - 0.2%
Hutchison Whampoa International 03/33, Ltd.
6.25%, 01/24/2014 - Reg S		200	222
Hutchison Whampoa International 09/16, Ltd.
4.63%, 09/11/2015 - 144A		242	257
4.63%, 09/11/2015 - Reg S		617	654
Indonesia - 0.2%
Bumi Resources
10.59%, 10/08/2012		500	500

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Indonesia (continued)
Multi Daerah Bersaing
7.30%, 04/13/2012		$454	$449
Ireland - 0.3%
Vimpel Communications Via VIP Finance
Ireland, Ltd. -Class B
9.13%, 04/30/2018 - 144A		1,058	1,210
Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
7.00%, 05/05/2020 - 144A		369	398
9.13%, 07/02/2018 - 144A		1,204	1,457
Korea, Republic of - 0.5%
Hana Bank
4.50%, 10/30/2015 - 144A		134	137
Hyundai Motor Manufacturing Czech SRO
4.50%, 04/15/2015 - 144A		248	253
Korea Development Bank
4.38%, 08/10/2015 ^		892	936
Korea Electric Power Corp.
5.13%, 04/23/2034 - Reg S		579	598
7.95%, 04/01/2096 *		448	329
Luxembourg - 0.6%
Evraz Group SA
8.88%, 04/24/2013 - 144A		160	169
9.50%, 04/24/2018 - 144A		325	350
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A		652	672
7.50%, 07/18/2016 - 144A		200	215
7.88%, 03/13/2018 - 144A		847	934
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/2016 - Reg S		200	219
Malaysia - 0.2%
Johor Corp.
1.00%, 07/31/2012 §	MYR	2,896	1,092
Mexico - 0.3%
BBVA Bancomer SA\Texas
7.25%, 04/22/2020 - 144A		$367	385
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A		760	811
Singapore - 0.1%
Yanlord Land Group, Ltd.
9.50%, 05/04/2017 - 144A		370	367
Supranational - 0.2%
European Investment Bank
3.63%, 10/15/2011	EUR	296	398
4.38%, 04/15/2013	EUR	400	563
Switzerland - 0.3%
UBS AG/Stamford CT
4.88%, 08/04/2020		$1,293	1,304
Trinidad and Tobago - 0.0%∞
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A		185	217
United Arab Emirates - 0.0%∞
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 - Reg S		100	100
United States - 1.0%
Advanced Micro Devices, Inc.
8.13%, 12/15/2017		140	147
Alberto-Culver Co.
5.15%, 06/01/2020		89	93
Calpine Corp.
7.88%, 07/31/2020 - 144A		177	179
Calpine Corp. Escrow
8.75%, 07/15/2013 Ə		2,142	♦
CF Industries Holdings, Inc.
7.13%, 05/01/2020		256	273
CIGNA Corp.
5.13%, 06/15/2020		73	77
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A		575	611
Energy Future Holdings Corp.
10.00%, 01/15/2020 - 144A		111	112
Ford Motor Credit Co., LLC
6.63%, 08/15/2017		112	112
7.00%, 04/15/2015		100	103
GCI, Inc.
7.25%, 02/15/2014		59	60
Host Hotels & Resorts, LP
7.13%, 11/01/2013		37	38
Insight Communications Co., Inc.
9.38%, 07/15/2018 - 144A		237	251
Kraft Foods, Inc.
2.63%, 05/08/2013		521	535
4.13%, 02/09/2016		934	999
Mylan, Inc.
7.63%, 07/15/2017 - 144A		181	192
Pemex Project Funding Master Trust
5.50%, 02/24/2025 - Reg S	EUR	610	747
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A		$52	53
SunGard Data Systems, Inc.
9.13%, 08/15/2013		37	38
Texas Industries, Inc.
9.25%, 08/15/2020 - 144A		274	275
Thermo Fisher Scientific, Inc.
3.20%, 05/01/2015		234	246

Total Corporate Debt Securities (cost $21,726)			23,774

STRUCTURED NOTES DEBT - 0.0%∞
United States - 0.0%∞
Preferred Term Securities XXIV, Ltd.
Zero Coupon, 03/22/2037 § Δ		350	♦
Preferred Term Securities XXV, Ltd.
Zero Coupon, 03/22/2037 § Δ		175	♦
Preferred Term Securities XXVI, Ltd.
Zero Coupon, 09/22/2037 - 144A § Δ		190	♦
Preferred Term Securities XXVII, Ltd.
Zero Coupon, 12/22/2037 § Δ Ə		200	♦

Total Structured Notes Debt (cost $905)			♦

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Bermuda - 0.0%∞
Bunge, Ltd. 4.88%	1,390	115
United States - 0.3%
El Paso Corp. 4.99%	685	729
Mylan, Inc. 6.50%	513	544

Total Convertible Preferred Stocks (cost $1,131)		1,388

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 1.1%
Brazil - 0.6%
All America Latina Logistica SA 0.07% ▲	25,430	$240
Cia Brasileira de Distribuicao Grupo
Pao de Acucar - Class A 1.07% ▲	24,181	792
Cia Brasileira de Distribuicao Grupo
Pao de Acucar - Class B	455	15
Itau Unibanco Holding SA 2.24% ▲	21,800	491
NET Servicos de Comunicacao SA	19,300	208
Usinas Siderurgicas de Minas Gerais SA 2.02% ▲	5,100	143
Vale SA 2.47% ▲	29,100	706
France - 0.0%∞
Cie Generale des Etablissements
Michelin 1.87% ▲	1,513	215
Germany - 0.1%
Volkswagen AG 3.03% ▲	4,580	485
Switzerland - 0.0%∞
XL Group PLC - Switzerland GMBH 10.75%	4,470	118
United Kingdom - 0.1%
HSBC Holdings PLC 8.00%	14,400	374
United States - 0.3%
Apache Corp. 6.00%	5,400	293
Chesapeake Energy Corp. 5.75% -144A	1,083	1,055

Total Preferred Stocks (cost $4,658)		5,135

COMMON STOCKS - 55.5%
Australia - 0.6%
BHP Billiton, Ltd.	46,989	1,707
CSL, Ltd.	15,554	466
Newcrest Mining, Ltd.	8,423	249
Rio Tinto, Ltd. ^	3,592	229
Telstra Corp., Ltd.	89,746	261
Austria - 0.0%∞
Telekom Austria AG	8,386	108
Belgium - 0.1%
RHJ International ‡	50,600	430
RHJ International - 144A ‡	17,100	145
Brazil - 0.8%
Banco do Brasil SA	4,900	85
Banco Santander Brasil SA	18,200	241
Cyrela Brazil Realty SA	47,600	671
Hypermarcas SA ‡	90,000	1,172
MRV Engenharia e Participacoes SA	44,100	395
SLC Agricola SA	38,200	327
VIVO Participacoes SA ADR	31,800	850
Canada - 3.0%
Agrium, Inc. Ω	9,100	574
Alamos Gold, Inc.	29,950	451
Barrick Gold Corp.	34,865	1,433
BCE, Inc.	1,400	43
Canadian Natural Resources, Ltd.	15,700	539
Canadian Pacific Railway, Ltd.	14,694	879
Cenovus Energy, Inc.	480	14
Daylight Energy, Ltd. ^	38,960	337
Eldorado Gold Corp.	53,597	871
EnCana Corp.	480	15
Goldcorp, Inc.	40,079	1,569
Golden Star Resources, Ltd. ‡^	17,650	72
Iamgold Corp.	102,525	1,619
Katanga Mining, Ltd. ‡	67,782	65
Kinross Gold Corp.	98,684	1,619
New Gold, Inc. ‡	4,100	20
Potash Corp., of Saskatchewan, Inc.	1,920	201
Rogers Communications, Inc. - Class B	10,500	365
Silver Wheaton Corp. ‡	25,200	475
Sino-Forest Corp. - Class A ‡ ^	29,200	450
Suncor Energy, Inc. ‡	8,625	284
Talisman Energy, Inc.	7,070	121
Teck Resources, Ltd. - Class B	1,110	39
TELUS Corp. ‡	3,970	157
Thomson Reuters Corp. ‡ Ω	700	26
Viterra, Inc. ‡	12,200	96
Yamana Gold, Inc.	120,147	1,130
Chile - 0.1%
Banco Santander Chile ADR	3,600	299
Sociedad Quimica y Minera de Chile SA ADR	6,000	228
China - 0.6%
China BlueChemical, Ltd.	295,300	189
China Communications Services Corp., Ltd. - Class H	5,000	3
China Life Insurance Co., Ltd. ADR	5,302	356
China Life Insurance Co., Ltd. - Class H	75,900	338
China Pacific Insurance Group Co., Ltd.	35,800	143
China Shenhua Energy Co., Ltd. - Class H	69,852	269
China Telecom Corp., Ltd.	386,000	193
CSR Corp., Ltd.	129,900	107
Dongfeng Motor Group Co., Ltd. - Class H	32,700	46
Guangshen Railway Co., Ltd.	522,700	192
Jiangsu Expressway Co., Ltd. - Class H	44,700	44
Ping An Insurance Group Co. of China, Ltd. - Class H Ə	22,738	188
Sinopharm Group Co. - Class H	71,700	268
Sohu.com, Inc. ‡	1,600	75
Xiamen International Port Co., Ltd. - Class H	494,200	90
Zhongsheng Group Holdings, Ltd. ‡	141,900	214
Cyprus - 0.0%∞
AFI Development PLC GDR ‡	47,100	40
AFI Development PLC - Class B ‡	47,100	39
Egypt - 0.1%
Telecom Egypt	126,368	382
Finland - 0.1%
Fortum OYJ	12,003	279
Nokia OYJ ADR	3,800	36
France - 0.8%
AXA SA ADR	500	9
AXA SA	12,978	239
BNP Paribas	8,100	556
Cie Generale D’optique Essilor International SA	12,171	761
France Telecom SA	28,417	595
Sanofi-Aventis SA ADR	461	13
Sanofi-Aventis SA	3,000	175
Technip SA	1,300	87

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

France (continued)
Thales SA	2,489	$84
Total SA	11,096	560
Total SA ADR	14,000	709
Germany - 0.1%
Allianz SE	1,256	146
Bayer AG ADR	300	17
Bayer AG	4,371	252
Bayerische Motoren Werke AG	1,900	102
Kabel Deutschland Holding AG ‡	2,100	66
Hong Kong - 1.5%
Beijing Enterprises Holdings, Ltd.	213,420	1,410
Chaoda Modern Agriculture Holdings, Ltd.	813,890	874
Cheung Kong Holdings, Ltd.	27,500	332
Cheung Kong Infrastructure Holdings, Ltd.	50,900	191
China Dongxiang Group Co.	360,188	204
China Huiyuan Juice Group, Ltd.	63,000	48
China Mobile, Ltd.	85,200	863
China Unicom, Ltd.	139,100	188
Denway Motors, Ltd.	760,900	388
Hutchison Whampoa, Ltd.	47,700	314
Link REIT	275,867	716
Noble Group, Ltd.	84,405	102
Ports Design, Ltd.	1,300	3
Shougang Concord International Enterprises Co., Ltd. ‡	529,400	89
Tianjin Development Holdings	915,800	598
Tianjin Port Development Holdings, Ltd. ‡	1,475,600	365
Wharf Holdings, Ltd. ‡	63,525	347
India - 0.9%
Adani Enterprises, Ltd.	37,300	469
Adani Power, Ltd. ‡	107,401	295
Bharat Heavy Electricals, Ltd.	15,400	811
Container Corp. of India, Ltd.	3,530	105
Housing Development Finance Corp. ‡	12,244	787
Larsen & Toubro, Ltd.	8,500	328
Reliance Industries, Ltd. ‡	27,570	599
State Bank of India ‡	10,870	586
Indonesia - 0.1%
Bumi Resources	983,901	189
Telekomunikasi Indonesia	469,600	444
Ireland - 0.3%
Accenture PLC - Class A	945	37
Covidien PLC	8,525	318
Ingersoll-Rand PLC Ω	900	34
Warner Chilcott PLC - Class A ‡	1,200	31
XL Group PLC - Class A	61,118	1,084
Israel - 0.2%
Check Point Software Technologies, Ltd. ‡ ^	1,200	41
Teva Pharmaceutical Industries, Ltd. ADR	14,480	707
Italy - 0.4%
Assicurazioni Generali SpA	3,800	77
ENI SpA	23,100	472
Intesa Sanpaolo SpA	194,100	642
Telecom Italia SpA	56,200	72
UniCredit SpA	262,000	734
Japan - 6.4%
Aisin Seiki Co., Ltd. ^	7,730	216
Astellas Pharma, Inc.	6,900	234
Bank of Kyoto, Ltd.	23,560	197
Canon, Inc.	17,664	770
Coca-Cola Central Japan Co., Ltd.	7,151	94
Coca-Cola West Co., Ltd.	20,481	371
Daihatsu Motor Co., Ltd. ^	16,980	200
Daikin Industries, Ltd.	1,800	67
Daiwa House Industry Co., Ltd.	25,570	252
Denso Corp.	10,270	294
East Japan Railway Co.	14,212	917
Fanuc, Ltd.	2,350	278
Fuji Heavy Industries, Ltd. ‡^	66,420	367
Fujitsu, Ltd. ^	15,600	111
Futaba Industrial Co., Ltd. ‡^	20,700	144
Hitachi Chemical Co., Ltd. ^	16,200	323
Hokkaido Coca-Cola Bottling Co., Ltd.	6,800	33
Honda Motor Co., Ltd.	16,382	514
Hoya Corp. ^	26,089	621
INPEX Corp. ^	156	762
JGC Corp.	28,410	470
KDDI Corp.	181	881
Kinden Corp.	21,600	195
Kirin Holdings Co., Ltd.	38,500	515
Kubota Corp. ^	89,884	712
Kuraray Co., Ltd.	19,830	249
Kyowa Hakko Kirin Co., Ltd. ^	23,680	243
Mikuni Coca-Cola Bottling Co., Ltd.	17,400	144
Mitsubishi Corp.	61,120	1,322
Mitsubishi Tanabe Pharma Corp. ^	14,000	205
Mitsubishi UFJ Financial Group, Inc.	101,420	503
Mitsui & Co., Ltd.	71,432	916
Mitsui O.S.K. Lines, Ltd.	36,040	244
MS&AD Insurance Group Holdings	45,017	1,000
Murata Manufacturing Co., Ltd.	7,750	383
NGK Insulators, Ltd.	9,900	168
Nintendo Co., Ltd.	900	252
Nippon Electric Glass Co., Ltd.	9,800	125
Nippon Telegraph & Telephone Corp.	11,330	471
NKSJ Holdings, Inc. ‡^	94,380	552
Nomura Holdings, Inc.	38,560	215
NTT DoCoMo, Inc.	908	1,445
NTT Urban Development Corp.	155	126
Okumura Corp.	74,300	266
Rinnai Corp. ^	4,480	240
ROHM Co., Ltd.	4,960	313
Sekisui House, Ltd. ^	65,900	585
Seven & I Holdings Co., Ltd. ^	29,957	717
Shimachu Co., Ltd. ^	3,200	58
Shin-Etsu Chemical Co., Ltd.	20,476	1,020

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Shionogi & Co., Ltd.	16,220	$330
Sony Corp. ADR	900	28
Sony Financial Holdings, Inc.	30	109
Sumitomo Chemical Co., Ltd. ^	280,920	1,218
Sumitomo Electric Industries, Ltd. ‡	19,400	227
Sumitomo Mitsui Financial Group, Inc.	11,480	356
Suzuki Motor Corp.	44,662	935
Tadano, Ltd.	8,000	39
TDK Corp. ^	4,020	242
Terumo Corp.	4,550	239
Toda Corp.	67,700	218
Toho Co., Ltd. ^	17,281	285
Tokio Marine Holdings, Inc.	50,300	1,377
Tokyo Gas Co., Ltd.	131,370	598
Toyota Industries Corp.	24,837	670
Toyota Motor Corp.	11,170	394
UBE Industries, Ltd.	115,400	289
West Japan Railway Co.	90	333
Jersey, Channel Islands - 0.0%∞
Shire PLC ADR	500	34
Kazakhstan - 0.2%
KazMunaiGas Exploration Production GDR ‡	49,200	962
Korea, Republic of - 1.0%
Cheil Industries, Inc.	4,100	315
Korean Reinsurance Co.	4,665	47
KT Corp. ADR	26,440	499
KT Corp.	1,360	49
KT&G Corp.	7,710	387
LG Corp. ‡	4,400	304
LG Display Co., Ltd. ‡	8,500	261
Mando Corp. ‡	600	59
Meritz Fire & Marine Insurance Co., Ltd.	4,763	29
Paradise Co., Ltd. ‡	26,639	74
POSCO ADR	3,000	312
POSCO ‡	800	332
Samsung Electronics Co., Ltd.	1,450	992
Samsung Fine Chemicals Co., Ltd.	6,500	367
SK Telecom Co., Ltd.	3,160	445
Luxembourg - 0.0%∞
Millicom International Cellular SA	500	47
Malaysia - 0.4%
Axiata Group BHD ‡	193,500	259
British American Tobacco Malaysia BHD ‡	12,900	182
IOI Corp., BHD	59,098	95
Plus Expressways BHD	318,081	384
Telekom Malaysia BHD	69,800	74
Tenaga Nasional BHD	104,357	282
YTL Power International BHD	1,021,505	726
Mexico - 0.2%
America Movil SAB de CV ADR	13,200	655
Fomento Economico Mexicano SAB de CV ADR	3,200	156
Netherlands - 0.2%
CNH Global NV ‡	1,300	40
Koninklijke KPN NV ^	17,491	243
Koninklijke Philips Electronics NV	8,800	275
Koninklijke Philips Electronics NV - Class Y	1,800	56
Unilever NV	3,900	115
Norway - 0.1%
DnB NOR ASA	21,000	261
Statoil ASA	20,100	406
Panama - 0.2%
McDermott International, Inc. ‡	34,959	822
Philippines - 0.0%∞
Philippine Long Distance Telephone Co. ADR	4,100	220
Poland - 0.0%∞
Powszechny Zaklad Ubezpieczen SA ‡	1,100	141
Russian Federation - 1.1%
Kuzbassrazrezugol ‡	820,060	304
LSR Group - 144A GDR ‡ Ə	78,700	441
Magnitogorsk Iron & Steel Works GDR	17,200	184
MMC Norilsk Nickel ADR	14,034	231
Novorossiysk Commercial Sea Port PJSC GDR ‡	70,200	832
Polyus Gold Co. ADR	33,100	799
Rosneft Oil Co. GDR ‡	27,600	184
Rushydro ADR ‡	222,046	1,159
Rushydro ‡ Ə	2,874,726	147
Sberbank of Russian Federation	294,200	824
Uralkali GDR ‡	1,400	29
Singapore - 0.8%
Capitaland, Ltd.	66,850	195
DBS Group Holdings, Ltd.	22,770	241
Fraser and Neave, Ltd.	102,000	412
Keppel Corp., Ltd.	82,510	567
MobileOne, Ltd.	158,030	246
Oversea-Chinese Banking Corp.	96,190	640
Parkway Holdings, Ltd.	162,830	472
Parkway Life REIT ‡	6,732	7
SembCorp Marine, Ltd. ^	54,510	160
Singapore Press Holdings, Ltd. ^	57,080	173
Singapore Telecommunications, Ltd.	256,450	588
United Overseas Bank, Ltd.	12,670	185
South Africa - 0.1%
Anglo Platinum, Ltd. ‡	1,435	139
Gold Fields, Ltd. ADR	7,350	99
Impala Platinum Holdings, Ltd.	4,900	133
Life Healthcare Group Holdings, Ltd. ‡	96,700	176
Sasol, Ltd.	1,700	67
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	22,300	300
Banco Santander SA ^	71,800	934
Telefonica SA ADR	4,000	274
Telefonica SA	15,669	355
Switzerland - 1.1%
ACE, Ltd.	20,579	1,091
Credit Suisse Group AG ADR	1,000	45
Credit Suisse Group AG	7,180	327
Garmin, Ltd.	1,073	31
Nestle SA	25,337	1,253

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Switzerland (continued)
Noble Corp. ‡	1,086	$35
Novartis AG	11,488	558
Roche Holding AG	2,825	367
Transocean, Ltd. ‡	7,682	355
Tyco Electronics, Ltd.	3,932	106
Tyco International, Ltd.	3,859	148
UBS AG ‡	22,200	380
Weatherford International, Ltd. ‡	15,788	256
Zurich Financial Services AG	1,461	341
Taiwan - 0.9%
Asustek Computer, Inc.	15,617	118
Catcher Technology Co., Ltd.	28,100	63
Cheng Shin Rubber Industry Co., Ltd.	66,000	169
Chunghwa Telecom Co., Ltd. ADR	27,108	574
Chunghwa Telecom Co., Ltd.	146,396	310
Compal Electronics, Inc.	63,000	82
Delta Electronics, Inc.	149,541	516
Far EasTone Telecommunications Co., Ltd.	181,000	252
High Tech Computer Corp.	42,262	775
Hon Hai Precision Industry Co., Ltd. ‡	73,252	295
Mediatek, Inc. ‡	13,025	176
Pegatron Corp. ‡	42,034	49
Taiwan Semiconductor Manufacturing Co., Ltd.	315,888	615
Thailand - 0.2%
Hana Microelectronics PCL	125,158	108
PTT PCL	38,097	301
PTT Chemical PCL	24,866	78
Siam Commercial Bank PCL	132,075	364
Turkey - 0.3%
Bim Birlesik Magazalar AS	10,800	331
Tupras Turkiye Petrol Rafine	12,362	281
Turk Telekomunikasyon AS	70,080	263
Turkcell Iletisim Hizmet AS	30,147	177
Turkiye Garanti Bankasi AS	89,836	465
United Kingdom - 2.3%
Anglo American PLC ‡	15,700	622
Antofagasta PLC	22,100	343
AstraZeneca PLC ADR	1,100	55
BG Group PLC	56,300	902
BP PLC ADR	20,400	785
BP PLC	99,069	631
British American Tobacco PLC	8,006	276
BT Group PLC - Class A	87,500	195
Diageo PLC ADR	15,938	1,114
Ensco PLC ADR	800	33
GlaxoSmithKline PLC ADR	1,100	39
Guinness Peat Group PLC	431,377	207
HSBC Holdings PLC ADR	6,100	312
HSBC Holdings PLC	138,828	1,410
International Power PLC	50,500	284
Lloyds TSB Group PLC ‡	424,116	461
National Grid PLC	102,900	823
Prudential PLC	11,000	96
Royal Dutch Shell PLC - Class A ADR	3,831	212
Standard Chartered PLC	10,700	309
Unilever PLC ADR	6,700	192
Unilever PLC	8,586	244
Vodafone Group PLC ADR ^	21,461	504
Vodafone Group PLC	326,122	761
United States - 29.9%
3M Co.	8,966	767
Abbott Laboratories	22,796	1,119
Advance Auto Parts, Inc.	781	42
Advanced Micro Devices, Inc. ‡	40,500	303
AES Corp. ‡	25,148	259
Aetna, Inc.	25,442	709
Agilent Technologies, Inc. ‡	8,300	232
Allergan, Inc.	600	37
Alliance Resource Partners, LP	4,697	245
Allstate Corp.	5,752	162
Altria Group, Inc.	22,094	490
Amdocs, Ltd. ‡	1,143	31
American Commercial Lines, Inc. ‡^	9,577	231
American Electric Power Co., Inc.	11,800	425
American Tower Corp. - Class A ‡	9,600	444
American Water Works Co., Inc.	10,838	232
AmerisourceBergen Corp. - Class A	8,886	266
Amgen, Inc. ‡	10,936	596
Amphenol Corp. - Class A ^	1,518	68
Anadarko Petroleum Corp.	14,326	704
Analog Devices, Inc.	2,646	79
AOL, Inc. ‡	745	16
Apache Corp.	7,833	749
Apple, Inc. ‡ Ω	13,701	3,525
Arch Capital Group, Ltd. ‡	3,575	280
Ascent Media Corp. ‡	50	1
AT&T, Inc.	103,219	2,677
Axis Capital Holdings, Ltd.	1,200	37
Bank of America Corp.	151,593	2,128
Bank of New York Mellon Corp.	44,979	1,128
Biogen Idec, Inc. ‡	808	45
BMC Software, Inc. ‡^	1,669	59
Boeing Co.	14,585	993
Boston Scientific Corp. ‡	24,788	139
Bristol-Myers Squibb Co.	133,068	3,315
Broadcom Corp. - Class A	5,090	183
Bunge, Ltd.	7,174	356
CA, Inc.	42,275	827
Cablevision Systems Corp. - Class A	1,400	38
Capital One Financial Corp.	800	34
Cardinal Health, Inc.	983	32
CareFusion Corp. ‡	1,271	27
CenturyLink, Inc. ^	6,808	243
Cephalon, Inc. ‡^	500	28
CF Industries Holdings, Inc.	10,621	862
Chesapeake Energy Corp.	11,646	245
Chevron Corp.	33,131	2,525
Chubb Corp.	9,110	479

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Cia Energetica de Minas Gerais ADR	7,663	$116
CIGNA Corp.	10,491	323
Cimarex Energy Co.	600	41
Cisco Systems, Inc. ‡	61,620	1,421
Citigroup, Inc. ‡	317,913	1,303
CMS Energy Corp. ^	12,339	196
CNA Financial Corp. ‡^	200	6
Coca-Cola Co.	6,587	363
Cognizant Technology Solutions Corp. - Class A ‡^	2,604	142
Colgate-Palmolive Co.	10,529	832
Comcast Corp. - Class A	72,271	1,408
Comerica, Inc.	988	38
Complete Production Services, Inc. ‡	11,340	218
Computer Sciences Corp.	2,270	103
Comverse Technology, Inc. ‡	30,028	225
ConAgra Foods, Inc.	6,760	159
ConocoPhillips	26,046	1,438
Consol Energy, Inc.	34,800	1,304
Constellation Brands, Inc. - Class A ‡	5,473	93
Constellation Energy Group, Inc.	900	28
Corning, Inc. Ω	69,312	1,256
Cosan, Ltd. - Class A ‡	38,100	433
Crown Holdings, Inc. ‡	7,086	197
CVS Caremark Corp.	18,321	562
Darden Restaurants, Inc.	800	34
DaVita, Inc. ‡	6,949	398
Dell, Inc. ‡ Ω	67,073	888
Devon Energy Corp.	12,305	769
DIRECTV - Class A ‡	15	1
Discovery Communications, Inc.- Class A ‡ ^	382	15
Discovery Communications, Inc. - Class C ‡	500	17
DISH Network Corp. - Class A	7,000	141
Dollar Tree, Inc. ‡	1,050	47
Dow Chemical Co.	29,361	802
Dr. Pepper Snapple Group, Inc.	4,737	178
DTE Energy Co. ^	800	37
E.I. du Pont de Nemours & Co.	17,542	713
Eastman Chemical Co.	600	38
Eaton Corp.	518	41
eBay, Inc. ‡	12,893	270
El Paso Corp.	84,965	1,047
Electronic Arts, Inc. ‡	20,727	330
Eli Lilly & Co.	8,235	293
EMC Corp. ‡	29,591	586
Endo Pharmaceuticals Holdings, Inc. ‡^	2,530	61
Endurance Specialty Holdings, Ltd. ^	10,386	401
Entergy Corp.	6,557	508
Everest RE Group, Ltd.	2,006	156
Exco Resources, Inc. ^	53,300	773
Exelon Corp.	14,200	594
Expedia, Inc. ^	1,400	32
Extreme Networks ‡	808	2
Exxon Mobil Corp.	80,043	4,776
Family Dollar Stores, Inc.	600	25
Fidelity National Financial, Inc. - Class A	44,536	658
Fidelity National Information Services, Inc.	2,741	79
Fluor Corp.	400	19
FMC Corp. ^	18,000	1,125
Forest Laboratories, Inc. ‡	3,715	103
Freeport-McMoRan Copper & Gold, Inc.	7,588	543
Frontier Communications Corp.	9,243	71
Gap, Inc.	1,483	27
General Communication, Inc. - Class A ‡^	1,524	13
General Electric Co.	182,169	2,937
General Mills, Inc.	9,260	317
Genzyme Corp. ‡	9,343	651
Gilead Sciences, Inc. ‡	15,395	513
Global Industries, Ltd. ‡^	57,833	274
Goldman Sachs Group, Inc.	8,750	1,319
Google, Inc. - Class A ‡	2,853	1,383
Halliburton Co.	19,242	575
Hanesbrands, Inc. ‡	762	19
Harris Corp.	1,179	53
Hartford Financial Services Group, Inc.	5,800	136
Healthsouth Corp. ‡^	10,420	193
Hess Corp.	8,493	455
Hewitt Associates, Inc. - Class A ‡	797	39
Hewlett-Packard Co.	31,410	1,446
HJ Heinz Co.	5,347	238
Hologic, Inc. ‡	52,393	741
Hospira, Inc. ‡	700	36
Humana, Inc. ‡^	9,583	451
Intel Corp.	52,939	1,091
International Business Machines Corp.	24,400	3,132
International Game Technology	20,827	317
International Paper Co.	6,276	152
Intuit, Inc. ‡	1,000	40
ITT Corp.	600	28
JDS Uniphase Corp. ‡	3,682	40
Johnson & Johnson	49,761	2,891
JPMorgan Chase & Co.	71,705	2,889
KBR, Inc.	10,700	240
Kimberly-Clark Corp.	500	32
King Pharmaceuticals, Inc. ‡^	3,816	33
Kraft Foods, Inc. - Class A Ω	34,417	1,004
L-3 Communications Holdings, Inc. ^	800	58
Lexmark International, Inc. - Class A ‡	9,698	356
Liberty Global, Inc. ‡	1,400	41
Liberty Media Corp. - Capital ‡	4	♦
Liberty Media Corp. - Interactive ‡	567	6
Liberty Media Corp. - Starz ‡	1	♦
Life Technologies Corp. ‡	7,394	318
Limited Brands, Inc.	1,400	36
Lockheed Martin Corp.	10,373	780
Lorillard, Inc.	2,551	194
LSI Corp. ‡	2,588	10
Lubrizol Corp.	406	38
Marathon Oil Corp.	26,688	893
Mattel, Inc.	17,200	364
McDonald’s Corp.	8,456	590
McGraw-Hill Cos., Inc.	700	21

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
McKesson Corp.	6,770	$425
Mead Johnson Nutrition Co. - Class A	14,636	778
MeadWestvaco Corp.	1,529	37
Medco Health Solutions, Inc. ‡	11,988	575
Medtronic, Inc.	27,378	1,011
Memc Electronic Materials, Inc. ‡^	1,948	19
Merck & Co., Inc.	55,748	1,921
MetLife, Inc.	6,872	289
Mettler-Toledo International, Inc. ‡^	1,489	174
Micron Technology, Inc. ‡	4,300	31
Microsoft Corp.	155,972	4,026
Mindray Medical International, Ltd. ADR	2,900	90
Molson Coors Brewing Co. - Class B	800	36
Morgan Stanley	31,591	853
Motorola, Inc. ‡	53,367	400
Murphy Oil Corp.	3,510	192
Mylan, Inc. ‡	1,600	28
Nabors Industries, Ltd. ‡	3,632	67
National Oilwell Varco, Inc.	18,959	742
National Semiconductor Corp.	2,249	31
Newmont Mining Corp.	28,389	1,587
News Corp. - Class A	24,780	323
Nextera Energy, Inc.	14,121	739
NII Holdings, Inc. ‡	1,000	37
Northern Trust Corp.	17,637	829
Northrop Grumman Corp.	7,875	462
Novell, Inc. ‡	7,234	44
NRG Energy, Inc. ‡	5,580	127
Occidental Petroleum Corp.	12,305	959
Oracle Corp.	58,538	1,384
Pall Corp.	2,303	88
Parker Hannifin Corp.	600	37
PartnerRe, Ltd.	2,354	170
PerkinElmer, Inc.	7,767	151
Perrigo Co.	8,100	454
Petroleo Brasileiro SA - Class A ADR	94,452	3,008
Pfizer, Inc.	145,243	2,179
PG&E Corp.	6,400	284
PharMerica Corp. ‡^	283	4
Philip Morris International, Inc.	13,454	687
Pitney Bowes, Inc.	1,391	33
Platinum Underwriters Holdings, Ltd.	4,377	171
Polo Ralph Lauren Corp. - Class A	400	32
Polycom, Inc. ‡	22,300	662
PPG Industries, Inc.	600	42
PPL Corp.	19,371	529
Praxair, Inc.	3,097	269
Precision Castparts Corp.	3,510	429
Pride International, Inc. ‡	1,000	24
Principal Financial Group, Inc.	5,287	135
Procter & Gamble Co.	29,714	1,817
Progressive Corp.	12,332	242
QUALCOMM, Inc.	45,134	1,718
Qwest Communications International, Inc.	103,096	584
Ralcorp Holdings, Inc. ‡	1,024	60
Raytheon Co.	5,407	250
RenaissanceRe Holdings, Ltd.	4,388	251
Ross Stores, Inc.	708	37
RR Donnelley & Sons Co.	1,987	34
Ryder System, Inc.	855	37
Safeway, Inc. ^	1,365	28
SanDisk Corp. ‡	1,200	52
Sara Lee Corp.	51,372	760
Schlumberger, Ltd.	15,504	926
Seagate Technology ‡	2,100	26
Sears Holdings Corp. ‡^	400	28
Sempra Energy	900	45
Simon Property Group, Inc. REIT	3,100	277
SM Energy Co.	11,000	456
Smith International, Inc.	2,783	115
Southern Co.	6,637	234
Spirit Aerosystems Holdings, Inc. - Class A ‡	28,801	586
Sprint Nextel Corp. ‡	46,537	213
St. Joe Co. ‡	13,653	352
State Street Corp.	12,182	474
Stryker Corp.	700	33
SUPERVALU, Inc.	2,749	31
Symantec Corp. ‡	2,400	31
Target Corp.	700	36
Tellabs, Inc.	3,095	22
Teradata Corp. ‡	2,003	64
Texas Instruments, Inc.	27,673	683
Thermo Fisher Scientific, Inc. ‡	9,370	421
Time Warner Cable, Inc. ^	2,058	118
Time Warner, Inc.	8,200	258
TJX Cos., Inc.	800	33
Total System Services, Inc. ^	2,932	44
Transatlantic Holdings, Inc.	2,831	135
Travelers Cos., Inc.	18,967	958
U.S. Bancorp	44,896	1,073
Unifi, Inc. ‡^	18,100	71
Union Pacific Corp.	22,069	1,648
United Technologies Corp.	2,652	189
UnitedHealth Group, Inc.	21,220	646
Unum Group	1,700	39
URS Corp. ‡	700	28
Valero Energy Corp.	15,511	264
Validus Holdings, Ltd.	7,817	194
VeriSign, Inc. ‡	1,468	41
Verizon Communications, Inc.	76,418	2,220
Viacom, Inc. - Class B	26,101	862
VimpelCom, Ltd. ADR ‡	26,300	429
WABCO Holdings, Inc. ‡	100	4
Walgreen Co.	1,300	37
Wal-Mart Stores, Inc.	31,618	1,619
Waters Corp. ‡	6,117	392
WellPoint, Inc. ‡	18,315	929
Wells Fargo & Co.	90,323	2,505
Western Digital Corp. ‡	3,338	88
Whirlpool Corp.	400	33
Williams Cos., Inc.	2,000	39
Windstream Corp. ^	6,785	77

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Wisconsin Energy Corp.	593	$32
Xerox Corp.	61,221	596
Xilinx, Inc.	1,323	37

Total Common Stocks (cost $253,619)		257,902

INVESTMENT COMPANIES - 3.6%
United States - 3.5%
Consumer Staples Select Sector SPDR Fund	20,500	553
Energy Select Sector SPDR Fund	48,600	2,617
Financial Select Sector SPDR Fund	74,400	1,094
Health Care Select Sector SPDR Fund	20,500	586
iShares Dow Jones U.S. Telecommunications Sector Index Fund	11,300	230
iShares MSCI Brazil Index Fund	3,500	246
iShares Silver Trust ^	44,600	784
SPDR Gold Shares	64,282	7,423
SPDR KBW Bank Trust	1,800	44
SPDR KBW Regional Banking Trust	10,549	251
Technology Select Sector SPDR Fund	44,400	973
Telecom HOLDRs Trust ^	4,600	113
Utilities Select Sector SPDR Fund	42,200	1,282
Vanguard Telecommunication Services ETF	400	23
Vietnam - 0.1%
Dragon Capital - Vietnam Enterprise Investments, Ltd.	51,468	122
Vinaland, Ltd.	436,400	340

Total Investment Companies (cost $14,312)		16,681

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0%∞
Call Options - 0.0%∞
American Commercial Lines, Inc.	$1	2
Call Strike $25.00
Expires 09/18/2010
Apple, Inc.	♦	8
Call Strike $250.00
Expires 10/16/2010
CIT SW Taiwan Taiex I	3	18
Call Strike $7,531.94
Expires 12/21/2011

Total Purchased Options (cost $10)		28

		Principal	Value

CONVERTIBLE BONDS - 8.6%
Bermuda - 0.0%∞
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 §	SGD	1,400	206
Canada - 0.4%
Daylight Energy, Ltd.
6.25%, 12/31/2014 CAD		223	226
Petrobakken Energy, Ltd.
3.13%, 02/08/2016 - Reg S		$900	$858
Sino-Forest Corp.
5.00%, 08/01/2013 - 144A §		775	814
Cayman Islands - 0.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012		600	211
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 Џ	CNY	2,700	84
Subsea 7, Inc.
2.80%, 06/06/2011		$500	497
Zeus Cayman
Zero Coupon, 08/19/2013	JPY	92,000	1,046
China - 0.1%
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	3,760	530
Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
3.25%, 06/27/2013	EUR	900	1,232
Hong Kong - 0.0%∞
Hongkong Land CB 2005, Ltd.
2.75%, 12/21/2012 - Reg S		$100	142
Hungary - 0.1%
Magyar Nemzeti Vagyonkezel Zrt
4.40%, 09/25/2014	EUR	200	252
India - 1.1%
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011		$100	123
Jaiprakash Associates, Ltd.
Zero Coupon, 09/12/2012		102	130
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011		227	278
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A §		640	642
Reliance Communications, Ltd.
Zero Coupon, 05/10/2011		475	573
Zero Coupon, 03/06/2012		1,300	1,509
Suzlon Energy, Ltd.
Zero Coupon, 06/12/2012		325	327
Zero Coupon, 10/11/2012		450	460
Zero Coupon, 07/25/2014 Δ		592	494
Tata Steel, Ltd.
1.00%, 09/05/2012		300	349
Japan - 0.0%∞
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	JPY	3,000	35
Jersey, Channel Islands - 0.8%
Aldar Funding, Ltd.
5.77%, 11/10/2011		$225	217
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012		2,540	2,328
Fresenius Finance Jersey, Ltd.
5.63%, 08/14/2011	EUR	200	313
Shire PLC
2.75%, 05/09/2014		$702	698

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

Luxembourg - 0.1%
Acergy SA
2.25%, 10/11/2013		$100	$103
Actelion Finance SCA
Zero Coupon, 11/22/2011	CHF	320	303
Malaysia - 0.6%
Berjaya Land BHD
8.00%, 08/15/2011	MYR	1,240	401
Cherating Capital, Ltd.
2.00%, 07/05/2012 *		$500	578
IOI Capital BHD
Zero Coupon, 12/18/2011		445	542
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200	202
Rafflesia Capital, Ltd.
1.25%, 10/04/2011 *		800	1,019
Netherlands - 0.1%
Pargesa Netherlands NV
1.75%, 06/15/2014	CHF	395	362
Singapore - 1.1%
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	750	546
2.95%, 06/20/2022	SGD	2000	1342
3.13%, 03/05/2018	SGD	1,500	1,124
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	200	149
Olam International, Ltd.
6.00%, 10/15/2016		$400	460
Wilmar International, Ltd.
Zero Coupon, 12/18/2012		300	396
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	750	583
Ying Li International Real Estate, Ltd
4.00%, 03/03/2015	SGD	750	458
Spain - 0.1%
Telvent GIT SA
5.50%, 04/15/2015 - 144A		$339	327
United States - 3.4%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015		3,682	3,653
Amgen, Inc.
0.38%, 02/01/2013		1,381	1,383
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014		560	485
Cell Genesys, Inc.
3.13%, 05/01/2013		21	9
Central European Distribution Corp.
3.00%, 03/15/2013		61	54
Chesapeake Energy Corp.
2.25%, 12/15/2038		1,332	994
2.50%, 05/15/2037		1,136	914
Gilead Sciences, Inc.
0.50%, 05/01/2011		183	186
0.63%, 05/01/2013		610	653
1.63%, 05/01/2016 - 144A		148	148
Helix Energy Solutions Group, Inc.
3.25%, 12/15/2025		200	175
Hologic, Inc.
2.00%, 12/15/2037 *		1,841	1,623
Intel Corp.
2.95%, 12/15/2035		773	766
3.25%, 08/01/2039 - 144A		1,046	1,240
Kinetic Concepts, Inc.
3.25%, 04/15/2015 - 144A		110	107
King Pharmaceuticals, Inc.
1.25%, 04/01/2026		194	174
LifePoint Hospitals, Inc.
3.25%, 08/15/2025		348	332
3.50%, 05/15/2014		82	77
McMoRan Exploration Co.
5.25%, 10/06/2011		170	180
Mylan, Inc.
1.25%, 03/15/2012 ^		830	838
Omnicare, Inc.
3.25%, 12/15/2035		346	295
SanDisk Corp.
1.00%, 05/15/2013		1,112	1,015
SBA Communications Corp.
1.88%, 05/01/2013		251	263
4.00%, 10/01/2014		213	286
SM Energy Co.
3.50%, 04/01/2027		402	426
Sonosite, Inc.
3.75%, 07/15/2014		108	113

Total Convertible Bonds (cost $35,481)			39,858

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bill
0.11%, 08/12/2010 ▲		1,115	1,115
0.13%, 08/19/2010 ▲		3,401	3,401
0.14%, 10/14/2010 ▲		1,070	1,070
0.14%, 08/26/2010 ▲		9,778	9,777
0.15%, 09/09/2010 ▲		15,742	15,739
0.15%, 09/02/2010 ▲		4,231	4,230
0.16%, 09/23/2010 ▲		4,090	4,089
0.16%, 09/30/2010 ▲		1,570	1,570

Total Short-Term U.S. Government Obligations (cost $40,991)			40,991

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

WARRANTS - 0.1%
United States - 0.1%
Bank of America Corp. ‡
Expiration: 01/16/2019
Exercise Price: $13.30	26,312	$200
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $9.20	43,117	209
JPMorgan Chase & Co. ‡
Expiration: 10/28/2018
Exercise Price: $42.42	3,164	45
Canada - 0.0%∞
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	25
Peak Gold, Ltd. ‡
Expiration: 04/03/2012
Exercise Price: $15.00	41,000	1

Total Warrants (cost $502)		480

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.36%▲	11,020,064	11,020

Total Securities Lending Collateral (cost $11,020)

	Principal	Value

REPURCHASE AGREEMENT - 0.0%∞
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $80 on 08/02/2010. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 12/15/2017- 08/15/2039, and with a total value of $86.	$80	80
Total Repurchase Agreement (cost $80)

Total Investment Securities (cost $458,828) #		474,867
Other Assets and Liabilities - Net		(10,087)

Net Assets		$464,780

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ψ ∞
Put Options - 0.0% ∞
American Commercial Lines, Inc.	$(1)	$(1)
Put Strike $22.50
Expires 09/18/2010
Apple, Inc.	♦	(2)
Put Strike $230.00
Expires 10/16/2010
CIT SW Taiwan Taiex I	(3)	0
Put Strike $6,228.91
Expires 12/21/2011
Mead Johnson Nutrition Co.	(2)	(3)
Put Strike $45.00
Expires 01/22/2011
Call Options - 0.0%∞
Agrium, Inc.	(4)	(22)
Call Strike $65.00
Expires 01/22/2011
Apple, Inc.	♦	(2)
Call Strike $290.00
Expires 10/16/2010
Corning, Inc.	(23)	(30)
Call Strike $19.00
Expires 01/22/2011
Dell, Inc.	(11)	(8)
Call Strike $15.00
Expires 01/22/2011
Ingersoll-Rand PLC	(1)	♦
Call Strike $42.50
Expires 09/18/2010
Kraft Foods, Inc.	(6)	♦
Call Strike $32.00
Expires 09/18/2010
Thomson Reuters Corp.	(1)	♦
Call Strike $38.00
Expires 08/21/2010

Total Written Options (Premiums: $93)		$(68)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: ±

	Floating	Maturity		Currency	Notional	Market	Premiums	Unrealized
Reference Entity	Rate	Date	Counterparty	Code	Amount	Value	Paid	Appreciation

MSCI Daily TR EuropeEx UK USD	0.54	09/01/2010	DUB	—	$3,913	$443	$—	$443

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

DAX Index	Long	9	09/17/2010	$2
DJ Euro Stoxx 50 Index	Long	101	09/17/2010	181
FTSE 100 Index	Long	5	09/17/2010	9
Nikkei 225 Index	Long	3	09/09/2010	(1)
S&P 500 Index	Short	(4)	09/16/2010	12

				$203

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(853)	08/05/2010	$(754)	$(17)
Canadian Dollar	1,163	08/27/2010	1,125	6
Canadian Dollar	314	08/27/2010	304	1
Chinese Yuan Renminbi	(2,941)	10/13/2010	(435)	♦
Chinese Yuan Renminbi	2,941	10/13/2010	440	(6)
Euro	(624)	08/05/2010	(796)	(16)
Euro	(382)	08/06/2010	(488)	(10)
Euro	(1,848)	08/06/2010	(2,359)	(49)
Euro	(657)	08/12/2010	(835)	(22)
Euro	(740)	08/12/2010	(939)	(25)
Euro	(700)	08/19/2010	(899)	(13)
Euro	(714)	08/20/2010	(916)	(15)
Euro	(1,402)	08/20/2010	(1,796)	(30)
Euro	(1,349)	08/20/2010	(1,728)	(30)
Euro	(761)	08/20/2010	(974)	(17)
Euro	(465)	08/20/2010	(600)	(6)
Euro	(370)	08/20/2010	(478)	(5)
Euro	(433)	08/27/2010	(564)	(1)
Japanese Yen	146,907	08/19/2010	1,693	8
Japanese Yen	61,089	08/19/2010	696	11
Japanese Yen	79,573	08/19/2010	917	4
Pound Sterling	(332)	08/05/2010	(507)	(14)
Republic of Korea Won	1,276,910	08/06/2010	1,041	39
Republic of Korea Won	228,010	08/06/2010	187	6
South African Rand	(3,328)	08/12/2010	(439)	(16)

				$(217)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Swiss Franc	1,679	08/05/2010	$20
Sell	Euro	(1,247)	08/05/2010	(34)
Buy	Swiss Franc	673	08/26/2010	13
Sell	Euro	(489)	08/26/2010	(3)
Buy	Swiss Franc	1,792	08/26/2010	34
Sell	Euro	(1,305)	08/26/2010	(13)

				$17

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments		Value

U.S. Government Obligation	10.2%		$48,339
Oil, Gas & Consumable Fuels	9.7		44,350
Foreign Government Obligation	6.0		28,241
Capital Markets	4.6		21,442
Commercial Banks	4.5		21,339
Metals & Mining	4.3		20,322
Pharmaceuticals	4.2		19,042
Diversified Financial Services	3.0		14,617
Wireless Telecommunication Services	2.8		12,995
Diversified Telecommunication Services	2.6		12,828
Insurance	2.5		12,380
Industrial Conglomerates	2.4		11,784
Food Products	2.2		10,773
Semiconductors & Semiconductor Equipment	2.1		10,369
Computers & Peripherals	1.9		9,181
Chemicals	1.7		8,604
Real Estate Management & Development	1.6		7,281
Software	1.5		7,065
Electric Utilities	1.4		7,000
Health Care Providers & Services	1.3		6,380
Communications Equipment	1.2		5,835
Health Care Equipment & Supplies	1.2		5,551
Biotechnology	1.1		5,163
Food & Staples Retailing	1.1		4,592
Energy Equipment & Services	1.0		4,482
Road & Rail	0.9		4,386
Media	0.8		4,253
IT Services	0.8		3,941
Automobiles	0.8		3,893
Aerospace & Defense	0.8		3,831
Electronic Equipment & Instruments	0.8		3,343
Beverages	0.7		3,199
Trading Companies & Distributors	0.6		2,948
Household Products	0.5		2,681
Electrical Equipment	0.5		2,319
Tobacco	0.4		2,216
Internet Software & Services	0.4		1,785
Auto Components	0.4		1,771
Construction & Engineering	0.4		1,764
Paper & Forest Products	0.4		1,756
Machinery	0.4		1,732
Transportation Infrastructure	0.3		1,715
Life Sciences Tools & Services	0.3		1,702
Household Durables	0.3		1,588
Hotels, Restaurants & Leisure	0.3		1,500
Multi-Utilities	0.3		1,485
Office Electronics	0.3		1,366
Independent Power Producers & Energy Traders	0.3		1,172
Real Estate Investment Trust	0.3		1,038
Thrifts & Mortgage Finance	0.2		787
Construction Materials	0.2		716
Textiles, Apparel & Luxury Goods	0.1		644
Gas Utilities	0.1		598
Building Products	0.1		525
Marine	0.1		475
Specialty Retail	0.1		447
Leisure Equipment & Products	0.0	∞	364

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Water Utilities	0.0	∞	$232
Containers & Packaging	0.0	∞	197
Multiline Retail	0.0	∞	136
Personal Products	0.0	∞	93
Commercial Services & Supplies	0.0	∞	67
Asset-Backed Security	0.0	∞	56
Internet & Catalog Retail	0.0	∞	38
Consumer Finance	0.0	∞	34
Derivative	0.0	∞	28

Investment Securities, at Value	89.1		422,776
Short-Term Investments	10.9		52,091

Total Investments	100.0%		$474,867

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

Ž	The security has a perpetual maturity. The date shown is the next call date.

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $10,549.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $722, or 0.16% of the fund’s net assets.

Φ	A portion of this security, in the amount of $1,349, has been segregated with the broker to cover margin requirements for open futures contracts.

Ω	A portion of these securities, in the amount of $1,150, have been segregated with the broker to cover open written options.

§	Illiquid. These securities aggregated to $2,754, or 0.59%, of the fund’s net assets.

▲	Rate shown reflects the yield at July 31, 2010.

±	Cash in the amount of $500, has been pledged as collateral with the custodian to cover open swap contracts.

ψ	Cash in the amount of $205 has been segregated with the broker to cover open written options.

‡	Non-income producing security.

♦	Amount rounds to less than $1.

Џ	In default.

Δ	Restricted Security. At July 31, 2010, the fund owned the following securities (representing 0.11% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Market Value		Price ¥

Preferred Term Secs XXIV, Ltd. 03/22/2037	06/20/2007	$350	$343	$	♦	$0.01
Preferred Term Secs XXV, Ltd. 03/22/2037	12/13/2006	175	173		♦	0.01
Preferred Term Secs XXVI, Ltd. 09/22/2037	09/14/2007	190	188		♦	0.01
Preferred Term Secs XXVII, Ltd. 12/22/2037	03/15/2007	200	200		♦	0.01
Suzlon Energy, Ltd., Zero Coupon, 07/25/2014	07/21/2009	592	617		494	1.04

¥ - Price is not in thousands.

Г	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $458,828. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,937 and $27,898, respectively. Net unrealized appreciation for tax purposes is $16,039.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $18,851, or 4.06%, of the fund’s net assets.

ADR	American Depositary Receipt

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

DUB	Deutsche Bank AG

ETF	Exchange-Traded Fund

EUR	Euro

GBP	Pound Sterling

GDR	Global Depositary Receipt

HKD	Hong Kong Dollar

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

MYR	Malaysian Riggit

NZD	New Zealand Dollar

PLN	Polish Zloty

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

SGD	Singapore Dollar

SPDR	Standard & Poor’s Depositary Receipt

TRY	Turkish New Lira
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$56	$—	$56
Common Stocks	158,484	99,230	188	257,902
Convertible Bonds	—	39,652	206	39,858
Convertible Preferred Stocks	1,388	—	—	1,388
Corporate Debt Securities	—	23,774	♦	23,774
Foreign Government Obligations	—	28,241	—	28,241
Investment Companies	16,681	—	—	16,681
Preferred Corporate Debt Securities	—	894	—	894
Preferred Stocks	3,942	1,193	—	5,135
Purchased Options	10	18	—	28
Repurchase Agreement	—	80	—	80
Securities Lending Collateral	11,020	—	—	11,020
Short-Term U.S. Government Obligations	—	40,991	—	40,991
Structured Note Debt	—	♦	♦	♦
U.S. Government Obligations	—	48,339	—	48,339
Warrants	480	—	—	480

Total	$192,005	$282,468	$394	$474,867

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$142	$—	$142
Forward Foreign Currency Contracts - Depreciation	—	(342)	—	(342)
Futures Contracts - Appreciation	204	—		204
Futures Contracts - Depreciation	(1)	—		(1)
Total Return - Equity Swap - Appreciation	—	443	—	443

Total	$203	$243	$—	$446

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(68)	$—	$(68)

Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	07/31/2010
Common Stocks	$—	$19	$—	$11	$(22)	$180	$188
Convertible Bonds	—	—	—	—	7	199	206
Corporate Debt Securities	—	♦	—	—	—	—	♦
Rights	1	—	—	—	(1)	—	—
Structured Note Debt	—	—	—	—	—	♦	♦

Total	$1	$19	$—	$11	$(16)	$379	$394

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.8%
Aerospace & Defense - 3.5%
L-3 Communications Holdings, Inc.	92,000	$6,720
Northrop Grumman Corp.	146,500	8,591
Raytheon Co.	186,000	8,606
Auto Components - 0.5%
Autoliv, Inc. ‡	54,000	3,102
Beverages - 0.6%
Constellation Brands, Inc. - Class A ‡	235,000	4,009
Chemicals - 2.8%
Ashland, Inc.	22,000	1,119
E.I. du Pont de Nemours & Co.	239,000	9,721
Huntsman Corp.	87,000	911
Lubrizol Corp.	20,100	1,879
RPM International, Inc.	77,000	1,445
Valspar Corp.	128,000	4,020
Commercial Banks - 2.9%
Marshall & Ilsley Corp.	933,000	6,559
Popular, Inc. ‡	853,000	2,448
Regions Financial Corp.	1,122,000	8,225
Wells Fargo & Co.	88,000	2,440
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	137,000	4,912
RR Donnelley & Sons Co.	74,000	1,248
Computers & Peripherals - 3.9%
Lexmark International, Inc. - Class A ‡	193,000	7,093
SanDisk Corp. ‡	148,000	6,468
Seagate Technology ‡	553,000	6,940
Western Digital Corp. ‡	236,000	6,228
Construction & Engineering - 0.2%
KBR, Inc.	72,000	1,611
Consumer Finance - 1.8%
Capital One Financial Corp.	217,000	9,186
SLM Corp. ‡	264,000	3,168
Containers & Packaging - 1.0%
Sonoco Products Co.	50,000	1,635
Temple-Inland, Inc.	260,000	5,216
Diversified Financial Services - 6.7%
Bank of America Corp.	1,644,000	23,082
Citigroup, Inc. ‡	4,252,000	17,433
JPMorgan Chase & Co.	138,000	5,559
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	203,000	5,266
Frontier Communications Corp.	139,943	1,069
Verizon Communications, Inc.	457,000	13,280
Electric Utilities - 1.5%
Edison International	245,000	8,121
Pinnacle West Capital Corp.	51,000	1,943
Electrical Equipment - 0.3%
Hubbell, Inc. - Class B	50,100	2,364
Energy Equipment & Services - 4.2%
Nabors Industries, Ltd. ‡	364,000	6,701
National Oilwell Varco, Inc.	214,000	8,381
Oil States International, Inc. ‡	42,700	1,962
Rowan Cos., Inc. ‡	243,000	6,138
SEACOR Holdings, Inc. ‡	10,000	828
Tidewater, Inc.	31,500	1,291
Unit Corp. ‡	88,000	3,599
Food & Staples Retailing - 2.2%
Safeway, Inc.	397,000	8,155
SUPERVALU, Inc.	590,000	6,655
Food Products - 2.8%
Del Monte Foods Co.	360,000	4,997
Sara Lee Corp.	493,000	7,291
Tyson Foods, Inc. - Class A	421,000	7,371
Gas Utilities - 1.6%
Atmos Energy Corp.	99,100	2,874
Oneok, Inc.	145,000	6,747
UGI Corp.	55,200	1,488
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. ‡	38,200	1,357
Teleflex, Inc.	20,000	1,133
Health Care Providers & Services - 8.6%
Aetna, Inc.	275,000	7,659
AmerisourceBergen Corp. - Class A	220,000	6,593
Cardinal Health, Inc.	59,800	1,930
CIGNA Corp.	12,000	369
Coventry Health Care, Inc. ‡	272,300	5,400
Humana, Inc. ‡	167,000	7,852
Lincare Holdings, Inc.	77,700	1,846
McKesson Corp.	96,700	6,075
Tenet Healthcare Corp. ‡	323,000	1,486
UnitedHealth Group, Inc.	367,000	11,175
WellPoint, Inc. ‡	186,000	9,434
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	121,000	3,089
Household Products - 1.0%
Procter & Gamble Co.	111,000	6,789
Independent Power Producers & Energy Traders - 2.1%
Constellation Energy Group, Inc.	143,000	4,519
Mirant Corp. ‡	388,000	4,256
NRG Energy, Inc. ‡	247,800	5,620
Industrial Conglomerates - 3.9%
Carlisle Cos., Inc.	92,000	3,099
General Electric Co.	1,439,000	23,196
Insurance - 7.2%
American Financial Group, Inc.	133,800	3,943
Assurant, Inc.	40,000	1,492
Berkshire Hathaway, Inc. - Class B ‡	34,000	2,656
Endurance Specialty Holdings, Ltd.	117,200	4,523
Genworth Financial, Inc. - Class A ‡	512,000	6,952
HCC Insurance Holdings, Inc.	217,600	5,684
Prudential Financial, Inc.	73,000	4,182
RenaissanceRe Holdings, Ltd.	80,500	4,606
Unitrin, Inc.	78,000	2,168
Unum Group	345,000	7,872
XL Group PLC - Class A	286,000	5,071
IT Services - 1.4%
Computer Sciences Corp.	112,000	5,076
Convergys Corp. ‡	216,000	2,413
Total System Services, Inc.	159,000	2,371
Machinery - 3.5%
AGCO Corp. ‡	85,000	2,955
Dover Corp.	54,000	2,590
Eaton Corp.	104,000	8,159

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery - (continued)
Oshkosh Corp. ‡	73,000	$2,510
Timken Co.	61,200	2,058
Trinity Industries, Inc. ^	276,000	5,622
Media - 5.0%
CBS Corp. - Class B	554,000	8,188
Comcast Corp. - Class A	695,000	13,532
Liberty Media Corp. - Capital - Series A ‡	71,000	3,311
News Corp. - Class A	735,000	9,592
Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	151,000	5,931
Multiline Retail - 2.2%
JC Penney Co., Inc.	293,000	7,217
Macy’s, Inc.	432,000	8,056
Multi-Utilities - 0.9%
CMS Energy Corp.	108,000	1,719
Integrys Energy Group, Inc. ^	90,000	4,262
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	321,000	24,464
Marathon Oil Corp.	274,000	9,165
Southern Union Co.	177,600	4,008
Teekay Corp.	67,300	1,859
Williams Cos., Inc.	381,000	7,395
Paper & Forest Products - 1.4%
International Paper Co.	302,000	7,308
MeadWestvaco Corp.	107,600	2,578
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	374,000	9,320
Eli Lilly & Co.	296,000	10,538
Endo Pharmaceuticals Holdings, Inc. ‡	61,200	1,469
Forest Laboratories, Inc. ‡	273,000	7,576
Johnson & Johnson	200,000	11,618
Pfizer, Inc.	67,000	1,005
Road & Rail - 0.2%
Ryder System, Inc.	33,400	1,459
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	554,000	11,412
Micron Technology, Inc. ‡	893,000	6,501
Software - 1.1%
Amdocs, Ltd. ‡	128,000	3,498
CA, Inc.	207,600	4,061
Specialty Retail - 0.9%
Gap, Inc.	344,000	6,230
Tobacco - 1.0%
Lorillard, Inc.	90,000	6,862
Wireless Telecommunication Services - 1.9%
NII Holdings, Inc. ‡	31,000	1,161
Sprint Nextel Corp. ‡	1,817,000	8,304
Telephone & Data Systems, Inc.	101,000	3,447

Total Common Stocks (cost $664,212)		684,921

SHORT-TERM INVESTMENT COMPANY - 0.1%
Capital Markets 0.1%
BlackRock Provident TempFund 24	834,672	835
Total Short-Term Investment Company (cost $835)

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	2,494,377	2,494

Total Securities Lending Collateral (cost $2,494)
Total Investment Securities (cost $667,541) #		688,250
Other Assets and Liabilities - Net		(2,058)

Net Assets		$686,192

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,425.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $667,541. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,041 and $29,332, respectively. Net unrealized appreciation for tax purposes is $20,709.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$672,910	$12,011	$—	$684,921
Securities Lending Collateral	2,494	—	—	2,494
Short-Term Investment Companies	835	—	—	835

Total	$676,239	$12,011	$—	$688,250

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Natural Resources
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 87.2%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	9,500	$386
Praxair, Inc.	5,900	513
Energy Equipment & Services - 22.2%
Acergy SA ADR	24,200	396
Baker Hughes, Inc.	33,845	1,634
Cameron International Corp. ‡	62,500	2,474
Diamond Offshore Drilling, Inc. ^	14,900	886
Dresser-Rand Group, Inc. ‡^	60,300	2,244
Dril-Quip, Inc. ‡	24,800	1,297
Exterran Holdings, Inc. ‡^	130	3
FMC Technologies, Inc. ‡	47,800	3,025
Halliburton Co.	58,900	1,760
Helmerich & Payne, Inc.	30,800	1,248
Nabors Industries, Ltd. ‡	35,000	644
National Oilwell Varco, Inc.	80,572	3,155
Noble Corp. ‡	50,700	1,648
Pride International, Inc. ‡	39,400	937
Rowan Cos., Inc. ‡	15,500	392
Saipem SpA	45,300	1,629
Schlumberger, Ltd.	27,600	1,647
Smith International, Inc.	23,600	979
Technip SA ADR	18,500	1,236
Tesco Corp. ‡	30,300	415
Transocean, Ltd. ‡	47,721	2,205
Trican Well Service, Ltd.	14,600	222
Weatherford International, Ltd. ‡^	43,400	703
Gas Utilities - 0.8%
EQT Corp.	30,700	1,126
Metals & Mining - 8.9%
Alcoa, Inc.	6,500	73
Aluminum Corp., of China, Ltd. ADR ‡^	61,600	1,365
Barrick Gold Corp. ^	16,800	691
BHP Billiton, Ltd.	18,100	657
Eldorado Gold Corp.	135,500	2,201
Gammon Gold, Inc. ‡	37,500	223
Goldcorp, Inc. ^	45,000	1,764
HudBay Minerals, Inc. ‡	56,000	698
Inmet Mining Corp.	3,700	181
Newcrest Mining, Ltd.	42,795	1,266
Newmont Mining Corp.	2,700	151
Southern Copper Corp.	44,300	1,391
Vale SA - Class B ADR ‡	58,500	1,626
Oil, Gas & Consumable Fuels - 54.1%
Anadarko Petroleum Corp.	41,600	2,045
Apache Corp.	46,000	4,397
Arch Coal, Inc.	11,100	263
Berry Petroleum Co. - Class A ^	17,700	528
Cabot Oil & Gas Corp.	28,200	859
Canadian Natural Resources, Ltd.	58,800	2,025
Carrizo Oil & Gas, Inc. ‡	19,200	377
Cenovus Energy, Inc.	41,300	1,163
Chevron Corp.	46,700	3,559
Cimarex Energy Co.	14,000	964
CNOOC, Ltd. ADR	10,100	1,701
Coastal Energy Co. ‡	144,950	691
ConocoPhillips	42,900	2,369
Consol Energy, Inc.	20,500	768
Crew Energy, Inc. ‡	85,000	1,364
Denbury Resources, Inc. ‡	18,800	298
Devon Energy Corp.	52,800	3,299
EnCana Corp.	41,300	1,263
ENI SpA ADR	5,300	217
EOG Resources, Inc.	70,600	6,883
Exco Resources, Inc.	31,900	463
Exxon Mobil Corp.	58,359	3,483
Forest Oil Corp. ‡	14,600	417
Hess Corp.	25,700	1,377
Husky Energy, Inc.	30,300	744
Marathon Oil Corp.	47,800	1,599
Mariner Energy, Inc. ‡	12,000	287
MEG Energy Corp. - 144A ‡ Ə	14,000	477
Murphy Oil Corp.	78,800	4,314
Newfield Exploration Co. ‡	23,200	1,240
Nexen, Inc.	34,600	719
Noble Energy, Inc.	24,800	1,663
Occidental Petroleum Corp.	44,600	3,476
Pan Orient Energy Corp. ‡	61,600	360
Paramount Resources, Ltd. - Class A ‡	19,800	415
Patriot Coal Corp. ‡	7,940	96
Peabody Energy Corp.	42,400	1,914
PetroBakken Energy, Ltd. - Class A ‡ ^	16,153	354
Petroleo Brasileiro SA ADR^	34,700	1,263
Pioneer Natural Resources Co.	14,900	863
Progress Energy Resources Corp. ^	50,000	604
Range Resources Corp.	52,600	1,953
Seahawk Drilling, Inc. ‡	1,300	13
Southwestern Energy Co. ‡	22,300	813
Suncor Energy, Inc. ‡	121,736	4,013
Talisman Energy, Inc.	186,400	3,182
Total SA ADR	30,600	1,549
Valero Energy Corp.	25,400	432
Whiting Petroleum Corp. ‡^	15,000	1,320
Williams Cos., Inc.	20,700	402
Paper & Forest Products - 0.3%
Fibria Celulose SA ADR ‡^	24,024	377
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	19,900	409

Total Common Stocks (cost $117,616)		120,715

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.36% ▲	5,952,377	5,952
Total Securities Lending Collateral (cost $5,952)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BlackRock Natural Resources
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 13.2%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $18,355 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $18,725.	$18,355	$18,355
Total Repurchase Agreement (cost $18,355)
Total Investment Securities (cost $141,923) #		145,022
Other Assets and Liabilities — Net		(6,473)

Net Assets		$138,549

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $5,749.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $477, or 0.34% of the fund’s net assets.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $141,923. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,538 and $13,439, respectively. Net unrealized appreciation for tax purposes is $3,099.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $477, or 0.34%, of the fund’s net assets.

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$110,580	$10,135	$—	$120,715
Repurchase Agreement	—	18,355	—	18,355
Securities Lending Collateral	5,952	—	—	5,952

Total	$117,009	$28,013	$—	$145,022

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.7%
Aerospace & Defense - 3.0%
AAR Corp. ‡	3,000	$50
Alliant Techsystems, Inc. ‡	5,900	396
Cubic Corp.	2,500	101
Ducommun, Inc.	5,600	117
GenCorp, Inc. ‡	13,500	71
General Dynamics Corp.	5,900	361
GeoEye, Inc. ‡	1,600	55
Herley Industries, Inc. ‡	4,700	73
L-3 Communications Holdings, Inc.	10,600	775
LMI Aerospace, Inc. ‡	6,000	103
Northrop Grumman Corp.	9,800	575
Raytheon Co.	9,900	458
Todd Shipyards Corp.	1,400	21
Triumph Group, Inc.	1,500	114
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. ‡	1,400	82
Dynamex, Inc. ‡	7,700	104
Pacer International, Inc. ‡	13,400	110
United Parcel Service, Inc. - Class B	7,700	500
Airlines - 0.6%
Alaska Air Group, Inc. ‡	12,100	624
UAL Corp. ‡	1,900	45
Auto Components - 0.5%
Arvinmeritor, Inc. ‡	6,800	112
Autoliv, Inc. ‡	3,300	189
Cooper Tire & Rubber Co.	3,000	65
Drew Industries, Inc. ‡	4,600	97
Shiloh Industries, Inc. ‡	5,400	52
Standard Motor Products, Inc.	2,200	22
Automotive Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings, Inc. ‡	12,600	117
Beverages - 0.0%∞
Boston Beer Co., Inc. - Class A ‡	700	49
Biotechnology - 0.0%∞
Kendle International, Inc. ‡	4,300	53
Building Products - 0.7%
Griffon Corp. ‡	3,300	45
Owens Corning, Inc. ‡	21,000	661
Quanex Building Products Corp.	5,900	104
Capital Markets - 1.4%
BGC Partners, Inc. - Class A	5,500	30
BlackRock, Inc. - Class A	1,300	205
Federated Investors, Inc. - Class B	20,900	443
GFI Group, Inc.	5,600	33
Goldman Sachs Group, Inc.	1,000	151
Grand Canyon Education, Inc. ‡	4,700	114
Raymond James Financial, Inc.	16,900	451
Waddell & Reed Financial, Inc. - Class A	3,600	86
Chemicals - 3.1%
Cabot Corp.	12,800	378
Cytec Industries, Inc.	9,800	489
Ferro Corp. ‡	11,700	125
Hawkins, Inc.	2,000	65
HB Fuller Co.	5,200	106
Huntsman Corp.	30,100	315
Lubrizol Corp.	13,900	1,300
PolyOne Corp. ‡	8,000	82
Valspar Corp.	11,300	355
WR Grace & Co. ‡	1,200	31
Zep, Inc.	2,700	51
Commercial Banks - 3.2%
Bank of Hawaii Corp.	9,100	453
Banner Corp.	10,300	24
Bok Financial Corp.	6,900	336
Camden National Corp.	1,500	47
Commerce Bancshares, Inc.	17,700	693
Community Trust Bancorp, Inc.	2,000	55
First Financial Bancorp	4,200	67
First Horizon National Corp. ‡	37,882	435
Fulton Financial Corp.	46,000	419
International Bancshares Corp.	39,200	680
Old National Bancorp	4,700	49
Peapack Gladstone Financial Corp.	2,500	32
Republic Bancorp, Inc. - Class A	1,400	35
SCBT Financial Corp.	1,400	45
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	2,300	50
ACCO Brands Corp. ‡	7,800	46
Avery Dennison Corp.	14,900	535
Cenveo, Inc. ‡	11,900	73
Compass Diversified Holdings	3,800	57
Consolidated Graphics, Inc. ‡	2,600	112
Corrections Corp., of America ‡	5,000	98
Diamond Management & Technology Consultants, Inc. - Class A	5,100	55
Ennis, Inc.	2,600	44
G&K Services, Inc. - Class A	2,400	56
M&F Worldwide Corp. ‡	3,100	87
RR Donnelley & Sons Co.	6,000	101
Standard Register Corp.	21,200	70
Sykes Enterprises, Inc. ‡	3,400	54
Tetra Tech, Inc. ‡	5,500	116
Viad Corp.	1,900	38
Communications Equipment - 2.5%
Anaren, Inc. ‡	3,200	51
Arris Group, Inc. ‡	9,600	89
Comtech Telecommunications Corp. ‡	3,300	71
Corning, Inc.	32,500	589
CPI International, Inc. ‡	2,500	35
Harris Corp.	22,700	1,011
Loral Space & Communications, Inc. ‡	1,100	53
Netgear, Inc. ‡	5,100	122
Occam Networks, Inc. ‡	15,500	99
Oplink Communications, Inc. ‡	3,400	55
Plantronics, Inc.	3,400	102
QUALCOMM, Inc.	9,300	354
Symmetricom, Inc. ‡	9,000	48
Computers & Peripherals - 1.9%
Electronics for Imaging, Inc. ‡	6,700	71
Intevac, Inc. ‡	4,300	47
Lexmark International, Inc. - Class A ‡	15,800	581
SanDisk Corp. ‡	19,100	835
Silicon Graphics International Corp. ‡	12,600	98
Teradata Corp. ‡	5,300	169
Western Digital Corp. ‡	9,200	243

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Construction & Engineering - 0.5%
EMCOR Group, Inc. ‡	1,800	$47
Englobal Corp. ‡	14,600	33
Insituform Technologies, Inc. - Class A ‡	2,300	53
Jacobs Engineering Group, Inc. ‡	5,400	197
MasTec, Inc. ‡	7,800	83
Michael Baker Corp. ‡	2,200	85
Sterling Construction Co., Inc. ‡	2,900	36
Consumer Finance - 0.5%
AmeriCredit Corp. ‡	21,800	525
Ezcorp, Inc. - Class A ‡	1,200	24
Containers & Packaging - 0.8%
Crown Holdings, Inc. ‡	17,500	487
Myers Industries, Inc.	3,900	31
Sealed Air Corp.	15,500	335
Silgan Holdings, Inc.	1,800	51
Distributors - 0.1%
Core-Mark Holding Co., Inc. ‡	3,800	116
Diversified Consumer Services - 1.7%
Career Education Corp. ‡	24,700	603
CPI Corp.	2,900	72
DeVry, Inc.	5,500	296
ITT Educational Services, Inc. ‡	7,000	565
Lincoln Educational Services Corp. ‡	4,300	91
National American University Holdings, Inc.	6,500	48
Pre-Paid Legal Services, Inc. ‡	2,000	98
Regis Corp.	7,500	114
Diversified Financial Services - 0.8%
Cash America International, Inc.	600	20
Euronet Worldwide, Inc. ‡	4,700	74
Heckmann Corp. ‡	18,000	82
JPMorgan Chase & Co.	6,000	242
Moody’s Corp.	14,300	336
Nelnet, Inc. - Class A	2,000	40
Prospect Capital Corp.	3,900	38
SWS Group, Inc.	6,500	57
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	25,600	664
Electric Utilities - 3.6%
DPL, Inc.	47,500	1,203
IDACORP, Inc.	10,700	377
NV Energy, Inc.	78,700	999
Pinnacle West Capital Corp.	14,200	541
PPL Corp.	23,500	641
UIL Holdings Corp.	1,800	49
Unisource Energy Corp.	2,800	90
Electrical Equipment - 0.7%
AO Smith Corp.	1,400	77
AZZ, Inc.	1,000	44
Brady Corp. - Class A	2,000	56
General Cable Corp. ‡	20,400	540
Electronic Equipment & Instruments - 2.8%
Anixter International, Inc. ‡	2,300	111
Benchmark Electronics, Inc. ‡	4,200	70
Brightpoint, Inc. ‡	6,000	48
Checkpoint Systems, Inc. ‡	5,200	104
Faro Technologies, Inc. ‡	2,600	53
Greatbatch, Inc. ‡	1,700	38
Ingram Micro, Inc. - Class A ‡	27,800	460
Insight Enterprises, Inc. ‡	3,700	54
Measurement Specialties, Inc. ‡	5,600	94
Methode Electronics, Inc.	5,100	54
Newport Corp. ‡	3,000	38
OSI Systems, Inc. ‡	3,700	103
Plexus Corp. ‡	700	20
Power-One, Inc. ‡	12,200	152
RadiSys Corp. ‡	8,500	84
Richardson Electronics, Ltd.	2,200	21
SYNNEX Corp. ‡	2,700	71
Tech Data Corp. ‡	11,600	459
Tessco Technologies, Inc.	4,700	66
Viasystems Group, Inc. ‡	3,400	52
Vishay Intertechnology, Inc. ‡	89,300	759
Vishay Precision Group, Inc. ‡	6,378	81
Energy Equipment & Services - 1.1%
Bristow Group, Inc. ‡	2,000	67
Cal Dive International, Inc. ‡	12,300	73
Helmerich & Payne, Inc.	8,900	361
Matrix Service Co. ‡	10,200	99
National Oilwell Varco, Inc.	7,400	290
OYO Geospace Corp. ‡	2,000	107
PHI, Inc. ‡	1,900	30
TETRA Technologies, Inc. ‡	10,100	105
Unit Corp. ‡	2,700	110
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	7,400	420
Safeway, Inc.	20,500	421
United Natural Foods, Inc. ‡	1,600	54
Walgreen Co.	38,000	1,085
Weis Markets, Inc.	700	25
Food Products - 3.2%
Archer-Daniels-Midland Co.	23,400	640
Cal-Maine Foods, Inc.	2,900	92
Dole Food Co., Inc. ‡	6,100	67
Hormel Foods Corp.	15,800	677
Lancaster Colony Corp.	16,500	856
Sanderson Farms, Inc.	2,000	94
Sara Lee Corp.	35,800	529
Seneca Foods Corp. - Class A ‡	1,100	34
Tyson Foods, Inc. - Class A	25,900	454
Gas Utilities - 1.0%
Nicor, Inc.	18,000	788
Oneok, Inc.	3,700	172
Southwest Gas Corp.	1,200	39
WGL Holdings, Inc.	1,100	40
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. ‡	7,100	123
Angiodynamics, Inc. ‡	6,500	100
Cantel Medical Corp.	3,900	62
Cooper Cos., Inc.	2,400	93
CryoLife, Inc. ‡	16,300	87
Exactech, Inc. ‡	1,800	28
Hologic, Inc. ‡	79,200	1,121
Immucor, Inc. ‡	12,000	231
Integra LifeSciences Holdings Corp. ‡	2,700	98
Invacare Corp.	4,900	117
Kensey Nash Corp. ‡	2,100	49

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Equipment & Supplies - (continued)
Kinetic Concepts, Inc. ‡	26,400	$937
Medical Action Industries, Inc. ‡	8,400	115
Nutraceutical International Corp. ‡	2,900	46
Sirona Dental Systems, Inc. ‡	3,200	98
Symmetry Medical, Inc. ‡	2,300	22
Tomotherapy, Inc. ‡	7,600	25
Wright Medical Group, Inc. ‡	6,400	100
Health Care Providers & Services - 2.5%
Almost Family, Inc. ‡	4,100	108
Amedisys, Inc. ‡	2,000	53
CardioNet, Inc. ‡	19,100	91
Chindex International, Inc. ‡	4,000	56
Continucare Corp. ‡	29,000	110
Cross Country Healthcare, Inc. ‡	3,800	34
Gentiva Health Services, Inc. ‡	4,700	97
Healthspring, Inc. ‡	3,900	73
Humana, Inc. ‡	20,400	959
Kindred Healthcare, Inc. ‡	14,800	197
Magellan Health Services, Inc. ‡	2,700	114
Medco Health Solutions, Inc. ‡	4,300	206
Mednax, Inc. ‡	2,100	99
Omnicare, Inc.	3,900	96
Owens & Minor, Inc.	3,600	98
PharMerica Corp. ‡	6,700	88
Providence Service Corp. ‡	8,200	118
Universal American Corp. ‡	3,600	60
Hotels, Restaurants & Leisure - 1.6%
Biglari Holdings, Inc. ‡	160	46
Cheesecake Factory, Inc. ‡	21,700	509
Domino’s Pizza, Inc. ‡	3,800	49
Interval Leisure Group, Inc. ‡	5,300	74
McCormick & Schmick’s Seafood Restaurants, Inc. ‡	4,600	36
National Cinemedia, Inc.	1,200	22
Papa John’s International, Inc. ‡	2,700	68
Starbucks Corp.	3,600	89
Wyndham Worldwide Corp.	32,400	827
Household Durables - 2.8%
American Greetings Corp. - Class A	22,600	463
Beazer Homes USA, Inc. ‡	10,200	43
D.R. Horton, Inc.	48,200	530
Harman International Industries, Inc. ‡	26,100	793
Helen of Troy, Ltd. ‡	2,200	53
Hooker Furniture Corp.	2,400	28
La-Z-Boy, Inc. ‡	3,500	30
Leggett & Platt, Inc.	10,800	225
Lifetime Brands, Inc. ‡	2,300	34
Newell Rubbermaid, Inc.	25,000	388
Ryland Group, Inc.	17,200	281
Standard Pacific Corp. ‡	10,900	44
Tupperware Brands Corp.	2,300	91
Household Products - 0.6%
Central Garden & Pet Co. - Class A ‡	5,400	55
Energizer Holdings, Inc. ‡	3,000	185
Kimberly-Clark Corp.	7,200	461
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	32,700	1,033
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	5,900	199
Standex International Corp.	3,400	102
Textron, Inc.	5,300	110
Insurance - 2.3%
American Equity Investment Life Holding Co.	3,300	36
American Physicians Service Group, Inc.	1,900	50
Aspen Insurance Holdings, Ltd.	17,300	473
Endurance Specialty Holdings, Ltd.	3,700	143
Everest RE Group, Ltd.	6,300	488
Hallmark Financial Services, Inc. ‡	5,000	51
HCC Insurance Holdings, Inc.	10,600	277
Loews Corp.	2,900	108
Mercer Insurance Group, Inc.	3,100	52
Montpelier Re Holdings, Ltd.	2,700	44
Reinsurance Group of America, Inc. - Class A	12,600	604
State Auto Financial Corp.	2,900	46
Travelers Cos., Inc.	3,300	166
Internet Software & Services - 0.1%
Internap Network Services Corp. ‡	22,900	107
IT Services - 2.9%
Agilysys, Inc. ‡	8,100	64
Broadridge Financial Solutions, Inc.	13,900	282
CACI International, Inc. - Class A ‡	1,200	56
Ciber, Inc. ‡	7,000	23
Convergys Corp. ‡	13,400	150
CSG Systems International, Inc. ‡	5,500	104
DST Systems, Inc.	15,100	620
Heartland Payment Systems, Inc.	7,200	114
Hewitt Associates, Inc. - Class A ‡	7,700	378
Integral Systems, Inc. ‡	6,500	49
Lionbridge Technologies, Inc. ‡	21,200	104
ManTech International Corp. - Class A ‡	7,100	282
Mastercard, Inc. - Class A	1,700	357
NeuStar, Inc. - Class A ‡	8,300	193
SRA International, Inc. - Class A ‡	2,400	53
Teletech Holdings, Inc. ‡	3,800	53
Unisys Corp. ‡	4,400	119
VeriFone Holdings, Inc. ‡	5,100	112
Leisure Equipment & Products - 0.2%
Multimedia Games, Inc. ‡	14,500	61
Pool Corp.	1,400	31
RC2 Corp. ‡	2,500	41
Sport Supply Group, Inc.	4,200	57
Sturm Ruger & Co., Inc.	3,900	55
Life Sciences Tools & Services - 0.3%
Bruker Corp. ‡	4,600	61
Cambrex Corp. ‡	10,200	36
Thermo Fisher Scientific, Inc. ‡	5,500	247
Machinery - 4.7%
Alamo Group, Inc.	4,500	105
Blount International, Inc. ‡	9,400	100
Briggs & Stratton Corp.	2,600	49
CIRCOR International, Inc.	700	22
Deere & Co.	16,000	1,067
Donaldson Co., Inc.	10,200	484
Eastern Co.	1,900	32
Freightcar America, Inc.	4,200	104
ITT Corp.	11,100	523

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery - (continued)
Joy Global, Inc.	5,400	$321
Kadant, Inc. ‡	4,000	78
Lindsay Corp.	1,300	45
Miller Industries, Inc.	3,200	43
Mueller Water Products, Inc. - Class A	9,600	36
Oshkosh Corp. ‡	24,200	832
Tennant Co.	1,400	53
Timken Co.	20,000	672
Trinity Industries, Inc.	21,700	442
Watts Water Technologies, Inc. - Class A	1,700	55
Marine - 0.1%
American Commercial Lines, Inc. ‡	4,500	109
Media - 2.7%
APAC Customer Services, Inc. ‡	18,100	98
Courier Corp.	1,700	27
Cumulus Media, Inc. - Class A ‡	15,000	45
Dex One Corp. ‡	6,100	111
EW Scripps Co. - Class A ‡	3,600	28
Gannett Co., Inc.	6,800	90
Harte-Hanks, Inc.	8,500	96
John Wiley & Sons, Inc. - Class A	15,000	592
Lodgenet Interactive Corp. ‡	9,100	33
McGraw-Hill Cos., Inc.	10,500	322
News Corp. - Class A	33,900	442
Regal Entertainment Group - Class A	27,700	370
Scholastic Corp.	8,500	215
Sinclair Broadcast Group, Inc. - Class A ‡	7,700	47
Viacom, Inc. - Class B	12,000	396
World Wrestling Entertainment, Inc. - Class A	1,400	22
Metals & Mining - 1.0%
Haynes International, Inc.	3,300	111
Northwest Pipe Co. ‡	2,700	49
Reliance Steel & Aluminum Co.	2,600	102
Southern Copper Corp.	9,900	311
Worthington Industries, Inc.	35,700	512
Multiline Retail - 0.9%
Dillard’s, Inc. - Class A	1,800	42
Dollar Tree, Inc. ‡	9,550	423
Kohl’s Corp. ‡	11,600	553
Multi-Utilities - 0.9%
Integrys Energy Group, Inc.	13,000	616
MDU Resources Group, Inc.	19,900	393
Oil, Gas & Consumable Fuels - 8.1%
Bill Barrett Corp. ‡	11,700	414
Chesapeake Energy Corp.	28,300	595
Chevron Corp.	4,500	343
Cimarex Energy Co.	13,800	949
Cloud Peak Energy, Inc. ‡	6,500	100
ConocoPhillips	9,600	530
Energy Partners, Ltd. ‡	7,200	92
Exco Resources, Inc.	17,300	251
Forest Oil Corp. ‡	27,300	781
Gran Tierra Energy, Inc. ‡	14,800	83
Hess Corp.	11,400	611
McMoRan Exploration Co. ‡	8,600	90
Murphy Oil Corp.	1,800	99
Occidental Petroleum Corp.	2,100	164
Peabody Energy Corp.	2,500	113
Penn Virginia Corp.	1,200	23
PetroQuest Energy, Inc. ‡	9,500	63
Pioneer Natural Resources Co.	11,100	643
Southern Union Co.	24,900	562
Stone Energy Corp. ‡	2,900	34
W&T Offshore, Inc.	5,600	52
Walter Energy, Inc.	11,800	841
Warren Resources, Inc. ‡	14,600	46
Williams Cos., Inc.	60,700	1,177
Paper & Forest Products - 0.8%
Clearwater Paper Corp. ‡	700	43
International Paper Co.	28,500	689
KapStone Paper and Packaging Corp. ‡	9,400	108
P.H. Glatfelter Co.	1,800	21
Personal Products - 0.9%
Elizabeth Arden, Inc. ‡	6,700	104
Estee Lauder Cos., Inc. - Class A	10,400	648
Inter Parfums, Inc.	3,400	59
Nu Skin Enterprises, Inc. - Class A	1,800	51
Prestige Brands Holdings, Inc. ‡	9,300	76
Pharmaceuticals - 2.6%
Abbott Laboratories	10,300	506
Endo Pharmaceuticals Holdings, Inc. ‡	4,700	113
Hi-Tech Pharmacal Co., Inc. ‡	2,900	51
King Pharmaceuticals, Inc. ‡	83,300	729
Medicis Pharmaceutical Corp. - Class A	22,000	558
Mylan, Inc. ‡	37,600	654
Obagi Medical Products, Inc. ‡	6,100	71
Par Pharmaceutical Cos., Inc. ‡	3,800	100
Professional Services - 0.9%
CBIZ, Inc. ‡	4,200	28
FTI Consulting, Inc. ‡	14,600	515
ICF International, Inc. ‡	2,900	67
Navigant Consulting, Inc. ‡	9,200	91
On Assignment, Inc. ‡	9,600	46
SFN Group, Inc. ‡	16,400	123
VSE Corp.	3,200	114
Real Estate Management & Development - 0.4%
Jones Lang Lasalle, Inc.	5,900	457
Road & Rail - 0.6%
Amerco, Inc. ‡	900	61
CSX Corp.	4,500	237
Ryder System, Inc.	7,000	306
Semiconductors & Semiconductor Equipment - 3.1%
Actel Corp. ‡	5,300	78
Amkor Technology, Inc. ‡	16,800	97
ATMI, Inc. ‡	6,000	89
Cypress Semiconductor Corp. ‡	29,400	312
DSP Group, Inc. ‡	3,900	27
Fairchild Semiconductor International, Inc. - Class A ‡	9,800	89
FEI Co. ‡	3,900	76
Lattice Semiconductor Corp. ‡	19,100	106
Marvell Technology Group, Ltd. ‡	25,500	380
Micrel, Inc.	9,500	92
Micron Technology, Inc. ‡	128,700	938
Microsemi Corp. ‡	2,100	34

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp. ‡	27,900	$256
RF Micro Devices, Inc. ‡	112,300	468
Standard Microsystems Corp. ‡	4,500	99
TriQuint Semiconductor, Inc. ‡	11,900	82
Veeco Instruments, Inc. ‡	2,300	100
Software - 4.9%
ACI Worldwide, Inc. ‡	26,200	508
Amdocs, Ltd. ‡	7,900	216
American Software, Inc. - Class A	10,300	52
BMC Software, Inc. ‡	17,500	623
CA, Inc.	28,400	556
Dynamics Research Corp. ‡	4,300	42
Epicor Software Corp. ‡	12,300	95
Guidance Software, Inc. ‡	12,400	59
JDA Software Group, Inc. ‡	1,700	40
Manhattan Associates, Inc. ‡	1,300	35
McAfee, Inc. ‡	15,500	513
Microsoft Corp.	21,300	550
MicroStrategy, Inc. - Class A ‡	500	41
Netscout Systems, Inc. ‡	4,900	78
Progress Software Corp. ‡	3,400	102
QAD, Inc. ‡	8,700	36
Symantec Corp. ‡	63,200	819
Synchronoss Technologies, Inc. ‡	1,800	35
Synopsys, Inc. ‡	37,000	808
THQ, Inc. ‡	8,800	40
Unica Corp. ‡	5,800	52
Vasco Data Security International, Inc. ‡	16,500	105
Specialty Retail - 2.9%
Aaron’s, Inc.	9,450	172
American Eagle Outfitters, Inc.	28,700	353
Cabela’s, Inc. ‡	3,000	47
Chico’s FAS, Inc.	9,500	89
Collective Brands, Inc. ‡	20,500	328
DSW, Inc. - Class A ‡	2,900	77
Finish Line, Inc. - Class A	3,500	50
Gap, Inc.	11,700	212
Genesco, Inc. ‡	1,900	52
J. Crew Group, Inc. ‡	9,600	342
Jo-Ann Stores, Inc. ‡	1,100	46
Lawson Products, Inc.	1,400	25
OfficeMax, Inc. ‡	2,000	29
Pier 1 Imports, Inc. ‡	5,200	36
Ross Stores, Inc.	2,400	126
Shoe Carnival, Inc. ‡	4,900	103
Stage Stores, Inc.	2,800	31
Tiffany & Co.	2,500	105
TJX Cos., Inc.	11,600	483
Ulta Salon Cosmetics & Fragrance, Inc. ‡	2,000	51
Williams-Sonoma, Inc.	10,200	272
Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc. ‡	1,200	29
Columbia Sportswear Co.	1,100	54
Delta Apparel, Inc. ‡	3,600	53
Fossil, Inc. ‡	28,100	1,113
Hanesbrands, Inc. ‡	27,900	699
Jones Apparel Group, Inc.	5,800	101
Timberland Co. - Class A ‡	14,500	255
Unifi, Inc. ‡	13,200	52
Unifirst Corp.	2,300	101
Warnaco Group, Inc. ‡	1,000	42
Thrifts & Mortgage Finance - 0.9%
Hudson City Bancorp, Inc.	32,200	400
Meridian Interstate Bancorp, Inc. ‡	4,900	53
NewAlliance Bancshares, Inc.	42,000	511
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	3,900	109
DXP Enterprises, Inc. ‡	5,800	120
Interline Brands, Inc. ‡	5,500	99
Kaman Corp. - Class A	1,800	41
Wireless Telecommunication Services - 1.3%
Novatel Wireless, Inc. ‡	17,300	116
Telephone & Data Systems, Inc.	37,100	1,266
USA Mobility, Inc. ‡	4,200	62

Total Common Stocks (cost $100,935)		104,534

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $1,999 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $2,040.	$1,999	1,999
Total Repurchase Agreement (cost $1,999)

Total Investment Securities (cost $102,934) #		106,533
Other Assets and Liabilities - Net		1,592

Net Assets		$108,125

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES SOLD SHORT (96.5%) µ
COMMON STOCKS (96.5%)
Aerospace & Defense (3.0%)
Aerovironment, Inc. ‡	(2,100)	$(50)
Applied Signal Technology, Inc.	(4,200)	(87)
BE Aerospace, Inc. ‡	(16,100)	(473)
Boeing Co.	(6,000)	(409)
Goodrich Corp.	(4,100)	(299)
Hexcel Corp. ‡	(5,200)	(97)
Orbital Sciences Corp. ‡	(1,400)	(20)
Precision Castparts Corp.	(6,000)	(734)
TASER International, Inc. ‡	(26,600)	(109)
Transdigm Group, Inc.	(18,500)	(1,003)
Air Freight & Logistics (0.0%) ∞
Hub Group, Inc. - Class A ‡	(1,000)	(32)
Airlines (0.0%) ∞
Skywest, Inc.	(4,200)	(52)
Auto Components (0.8%)
Amerigon, Inc. ‡	(9,500)	(94)
BorgWarner, Inc. ‡	(8,500)	(373)
Exide Technologies ‡	(18,000)	(108)
Spartan Motors, Inc.	(13,400)	(57)
Stoneridge, Inc. ‡	(12,600)	(135)
Superior Industries International, Inc.	(5,400)	(78)
Automobiles (0.4%)
Harley-Davidson, Inc.	(17,600)	(479)
Beverages (1.3%)
Coca-Cola Co.	(9,700)	(535)
PepsiCo, Inc.	(14,200)	(921)
Biotechnology (0.2%)
Cepheid, Inc. ‡	(3,200)	(53)
Codexis, Inc. ‡	(5,700)	(51)
Metabolix, Inc. ‡	(4,500)	(64)
Pharmasset, Inc. ‡	(2,700)	(72)
Building Products (0.2%)
NCI Building Systems, Inc. ‡	(11,500)	(109)
Trex Co., Inc. ‡	(3,100)	(67)
Capital Markets (1.0%)
Charles Schwab Corp.	(25,500)	(378)
Epoch Holding Corp.	(5,100)	(63)
Gamco Investors, Inc. - Class A	(1,400)	(56)
optionsXpress Holdings, Inc. ‡	(4,900)	(76)
State Street Corp.	(10,800)	(421)
Teton Advisors, Inc. - Class B ‡ Ə	(4)	(♦ )
TradeStation Group, Inc. ‡	(5,300)	(34)
Westwood Holdings Group, Inc.	(1,300)	(47)
Chemicals (2.8%)
Dow Chemical Co.	(36,200)	(989)
FMC Corp.	(13,100)	(819)
LSB Industries, Inc. ‡	(7,700)	(112)
Monsanto Co.	(9,400)	(544)
Mosaic Co.	(8,200)	(391)
Quaker Chemical Corp.	(3,300)	(116)
STR Holdings, Inc. ‡	(2,200)	(49)
Commercial Banks (2.8%)
Associated Banc-Corp.	(33,300)	(453)
BB&T Corp.	(16,100)	(400)
First Community Bancshares, Inc.	(2,600)	(38)
First Financial Holdings, Inc.	(3,600)	(45)
FNB Corp.	(5,900)	(51)
PacWest Bancorp	(1,600)	(33)
PrivateBancorp, Inc. - Class A	(4,300)	(53)
Sterling Bancshares, Inc.	(9,900)	(51)
TCF Financial Corp.	(29,200)	(463)
Texas Capital Bancshares, Inc. ‡	(4,100)	(68)
Wells Fargo & Co.	(22,900)	(636)
Whitney Holding Corp.	(45,400)	(369)
Wilmington Trust Corp.	(31,900)	(323)
WSFS Financial Corp.	(1,400)	(53)
Commercial Services & Supplies (1.6%)
American Reprographics Co. ‡	(9,400)	(84)
Clean Harbors, Inc. ‡	(15,600)	(985)
Electro Rent Corp.	(8,000)	(110)
Healthcare Services Group Inc.	(4,600)	(103)
Herman Miller, Inc.	(5,800)	(100)
Innerworkings, Inc. ‡	(14,500)	(100)
McGrath Rentcorp	(2,800)	(65)
Mobile Mini, Inc. ‡	(6,100)	(105)
Standard Parking Corp. ‡	(1,800)	(31)
Steelcase, Inc. - Class A	(7,400)	(51)
Communications Equipment (2.8%)
Acme Packet, Inc. ‡	(3,000)	(85)
Adtran, Inc.	(36,500)	(1,153)
Blue Coat Systems, Inc. ‡	(1,600)	(35)
DG FastChannel, Inc. ‡	(1,400)	(53)
Emulex Corp. ‡	(5,700)	(50)
Falconstor Software, Inc. ‡	(12,700)	(39)
Harmonic Lightwaves, Inc. ‡	(2,900)	(20)
Infinera Corp. ‡	(14,500)	(131)
Ixia ‡	(11,200)	(123)
Juniper Networks, Inc. ‡	(10,600)	(294)
KVH Industries, Inc. ‡	(3,700)	(52)
Polycom, Inc. ‡	(22,900)	(680)
Riverbed Technology, Inc. ‡	(2,700)	(100)
Sycamore Networks, Inc. ‡	(5,400)	(126)
Viasat, Inc. ‡	(3,100)	(112)
Computers & Peripherals (2.0%)
3PAR, Inc. ‡	(3,300)	(33)
Apple, Inc. ‡	(1,700)	(437)
Avid Technology, Inc. ‡	(7,400)	(96)
Cray, Inc. ‡	(17,400)	(116)
Immersion Corp. ‡	(12,300)	(68)
Intermec, Inc. ‡	(9,500)	(100)
Isilon Systems, Inc. ‡	(2,900)	(51)
NCR Corp. ‡	(31,700)	(434)
NetApp, Inc. ‡	(15,600)	(660)
Netezza Corp. ‡	(7,400)	(115)
Stratasys, Inc. ‡	(1,500)	(34)
Construction & Engineering (1.8%)
Fluor Corp.	(20,600)	(994)
Granite Construction, Inc.	(8,500)	(198)
MYR Group, Inc. ‡	(5,300)	(89)
Orion Marine Group, Inc. ‡	(7,900)	(98)
Quanta Services, Inc. ‡	(28,100)	(604)
Construction Materials (0.4%)
Martin Marietta Materials, Inc.	(5,100)	(436)
Containers & Packaging (1.7%)
AEP Industries, Inc. ‡	(4,100)	(118)
Greif, Inc. - Class A	(10,200)	(608)
Packaging Corp. of America	(32,000)	(769)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Containers & Packaging (continued)
Pactiv Corp. ‡	(12,600)	$(383)
Distributors (0.4%)
LKQ Corp. ‡	(19,300)	(382)
Diversified Consumer Services (0.2%)
Cambium Learning Group, Inc. ‡	(21,800)	(76)
Learning Tree International, Inc. ‡	(1,700)	(20)
Universal Technical Institute, Inc.	(3,700)	(75)
Diversified Financial Services (0.9%)
Credit Acceptance Corp. ‡	(800)	(45)
Interactive Brokers Group, Inc. - Class A ‡	(26,300)	(435)
NYSE Euronext	(15,200)	(440)
Diversified Telecommunication Services (2.0%)
AboveNet, Inc. ‡	(1,500)	(80)
Alaska Communications Systems Group, Inc.	(5,700)	(53)
Atlantic Tele-Network, Inc.	(2,000)	(89)
Cbeyond, Inc. ‡	(2,400)	(37)
CenturyLink, Inc.	(22,200)	(790)
General Communication, Inc. - Class A ‡	(6,700)	(57)
Hughes Communications, Inc. ‡	(1,100)	(28)
Neutral Tandem, Inc. ‡	(3,900)	(42)
Windstream Corp.	(81,100)	(924)
Electric Utilities (3.1%)
ALLETE, Inc.	(2,300)	(83)
Calpine Corp. ‡	(67,600)	(912)
Cleco Corp.	(7,200)	(206)
Empire District Electric Co.	(5,400)	(106)
ITC Holdings Corp.	(8,700)	(494)
Pepco Holdings, Inc.	(53,700)	(908)
Southern Co.	(19,100)	(675)
Electrical Equipment (1.1%)
Acuity Brands, Inc.	(1,300)	(55)
AMETEK, Inc.	(9,100)	(402)
Baldor Electric Co.	(1,400)	(54)
Emerson Electric Co.	(7,000)	(347)
Encore Wire Corp.	(3,600)	(77)
GrafTech International, Ltd. ‡	(6,700)	(105)
PowerSecure International, Inc. ‡	(10,900)	(114)
Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc. ‡	(11,000)	(307)
Cogent, Inc. ‡	(7,500)	(67)
Cognex Corp.	(5,400)	(101)
Dolby Laboratories, Inc. - Class A ‡	(4,000)	(254)
DTS, Inc. ‡	(3,000)	(107)
Electro Scientific Industries, Inc. ‡	(6,800)	(78)
FLIR Systems, Inc. ‡	(15,200)	(452)
L-1 Identity Solutions, Inc. ‡	(12,600)	(103)
Mercury Computer Systems, Inc. ‡	(4,600)	(61)
National Instruments Corp.	(6,800)	(217)
Rofin-Sinar Technologies, Inc. ‡	(2,100)	(44)
ScanSource, Inc. ‡	(3,900)	(108)
Energy Equipment & Services (1.9%)
Carbo Ceramics, Inc.	(1,100)	(88)
Global Industries, Ltd. ‡	(16,800)	(80)
Key Energy Services, Inc. ‡	(4,700)	(45)
Lufkin Industries, Inc.	(1,800)	(74)
Patterson-UTI Energy, Inc.	(58,400)	(960)
Pride International, Inc. ‡	(19,600)	(466)
Spectra Energy Corp.	(8,200)	(170)
T-3 Energy Services, Inc. ‡	(1,800)	(46)
Tidewater, Inc.	(3,800)	(156)
Food & Staples Retailing (1.0%)
Ingles Markets, Inc. - Class A	(1,500)	(24)
Pantry, Inc. ‡	(6,900)	(124)
Ruddick Corp.	(17,900)	(635)
Susser Holdings Corp. ‡	(5,000)	(60)
Sysco Corp.	(6,100)	(189)
Food Products (2.6%)
Bunge, Ltd.	(8,400)	(417)
Darling International, Inc. ‡	(6,600)	(54)
Diamond Foods, Inc.	(2,600)	(116)
Green Mountain Coffee Roasters, Inc. ‡	(31,500)	(970)
Griffin Land & Nurseries, Inc.	(2,500)	(75)
Harbinger Group, Inc. ‡	(12,200)	(78)
Imperial Sugar Co.	(1,900)	(23)
Kraft Foods, Inc. - Class A	(20,100)	(587)
Limoneira Co.	(3,000)	(55)
Sensient Technologies Corp.	(8,600)	(253)
TreeHouse Foods, Inc. ‡	(2,200)	(105)
Gas Utilities (0.4%)
EQT Corp.	(12,600)	(462)
Health Care Equipment & Supplies (3.2%)
Accuray, Inc. ‡	(5,400)	(36)
Aga Medical Holdings, Inc. ‡	(5,800)	(84)
Alere, Inc. ‡	(14,200)	(399)
Beckman Coulter, Inc.	(11,800)	(541)
Cutera, Inc. ‡	(10,600)	(83)
Edwards Lifesciences Corp. ‡	(15,900)	(918)
Gen-Probe, Inc. ‡	(14,600)	(657)
ICU Medical, Inc. ‡	(2,700)	(100)
Iris International, Inc. ‡	(2,500)	(23)
Merit Medical Systems, Inc. ‡	(6,400)	(108)
Micrus Endovascular Corp. ‡	(1,300)	(30)
Natus Medical, Inc. ‡	(3,900)	(57)
Orthovita, Inc. ‡	(10,600)	(20)
Palomar Medical Technologies, Inc. ‡	(9,600)	(107)
Rochester Medical Corp. ‡	(2,200)	(21)
Syneron Medical, Ltd. ‡	(10,900)	(101)
Synovis Life Technologies, Inc. ‡	(6,000)	(98)
Volcano Corp. ‡	(2,500)	(55)
Zoll Medical Corp. ‡	(1,500)	(40)
Health Care Providers & Services (2.1%)
Air Methods Corp. ‡	(2,900)	(92)
Alliance Healthcare Services, Inc. ‡	(12,900)	(54)
Bio-Reference Labs, Inc. ‡	(3,400)	(71)
BioScrip, Inc. ‡	(17,100)	(73)
Catalyst Health Solutions, Inc. ‡	(600)	(21)
DaVita, Inc. ‡	(5,700)	(327)
Ensign Group, Inc.	(1,800)	(32)
Express Scripts, Inc. ‡	(2,000)	(90)
Genoptix, Inc. ‡	(2,800)	(48)
Hanger Orthopedic Group, Inc. ‡	(5,700)	(98)
Health Grades, Inc. ‡	(10,200)	(83)
HMS Holdings Corp. ‡	(1,400)	(79)
Landauer, Inc.	(1,700)	(107)
Molina Healthcare, Inc. ‡	(1,700)	(51)
Quest Diagnostics, Inc.	(2,600)	(122)
RehabCare Group, Inc. ‡	(4,800)	(102)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Sun Healthcare Group, Inc. ‡	(3,800)	$(31)
Transcend Services, Inc. ‡	(7,500)	(104)
Universal Health Services, Inc. - Class B	(13,800)	(497)
VCA Antech, Inc. ‡	(11,600)	(242)
Health Care Technology (0.7%)
Cerner Corp. ‡	(7,700)	(597)
Computer Programs & Systems, Inc.	(2,300)	(103)
MedAssets, Inc. ‡	(2,300)	(54)
Hotels, Restaurants & Leisure (3.6%)
Ambassadors Group, Inc.	(9,100)	(103)
Bally Technologies, Inc. ‡	(2,300)	(74)
Burger King Holdings, Inc.	(26,100)	(451)
Carnival Corp.	(16,500)	(572)
Churchill Downs, Inc.	(3,100)	(113)
Einstein Noah Restaurant Group, Inc. ‡	(7,200)	(84)
Krispy Kreme Doughnuts, Inc. ‡	(16,600)	(65)
Las Vegas Sands Corp. ‡	(13,600)	(365)
Morgans Hotel Group Co. ‡	(7,600)	(56)
Penn National Gaming, Inc. ‡	(20,300)	(556)
Scientific Games Corp. - Class A ‡	(42,900)	(454)
Shuffle Master, Inc. ‡	(10,400)	(91)
Sonic Corp. ‡	(6,200)	(55)
Starwood Hotels & Resorts Worldwide, Inc.	(5,300)	(257)
Vail Resorts, Inc. ‡	(2,100)	(80)
WMS Industries, Inc. ‡	(15,300)	(590)
Household Durables (2.8%)
Cavco Industries, Inc. ‡	(1,600)	(56)
Fortune Brands, Inc.	(14,400)	(632)
Interface, Inc. - Class A	(3,500)	(44)
MDC Holdings, Inc.	(15,900)	(463)
Skyline Corp.	(5,600)	(112)
Stanley Black & Decker, Inc.	(16,500)	(957)
Toll Brothers, Inc. ‡	(41,300)	(717)
Household Products (0.5%)
Clorox Co.	(5,800)	(377)
Spectrum Brands Holdings, Inc. ‡	(3,800)	(110)
Industrial Conglomerates (0.4%)
McDermott International, Inc. ‡	(18,500)	(435)
Insurance (4.1%)
Amerisafe, Inc. ‡	(2,800)	(50)
AON Corp.	(5,400)	(203)
Arch Capital Group, Ltd. ‡	(3,300)	(258)
Arthur J. Gallagher & Co.	(18,100)	(460)
Assured Guaranty, Ltd.	(30,600)	(481)
Brown & Brown, Inc.	(23,200)	(464)
Employers Holdings, Inc.	(3,100)	(48)
Erie Indemnity Co. - Class A	(9,800)	(481)
Fidelity National Financial, Inc. - Class A	(21,900)	(323)
Hilltop Holdings, Inc. ‡	(9,500)	(99)
Kansas City Life Insurance Co.	(1,800)	(59)
Lincoln National Corp.	(13,900)	(362)
MetLife, Inc.	(11,400)	(479)
Old Republic International Corp.	(34,900)	(437)
PartnerRe, Ltd.	(3,200)	(232)
Internet & Catalog Retail (0.2%)
Drugstore.com, Inc. ‡	(29,300)	(81)
NutriSystem, Inc.	(4,300)	(84)
Internet Software & Services (0.3%)
Dealertrack Holdings, Inc. ‡	(3,200)	(50)
Dice Holdings, Inc. ‡	(11,100)	(91)
Savvis, Inc. ‡	(6,600)	(116)
Vocus, Inc. ‡	(5,100)	(83)
IT Services (1.1%)
Automatic Data Processing, Inc.	(2,200)	(91)
Cass Information Systems, Inc.	(2,400)	(83)
Echo Global Logistics, Inc. ‡	(4,900)	(59)
Genpact, Ltd. ‡	(7,500)	(112)
Global Cash Access Holdings, Inc. ‡	(7,000)	(29)
iGate Corp.	(3,700)	(66)
Paychex, Inc.	(13,100)	(339)
RightNow Technologies, Inc. ‡	(6,700)	(106)
Sapient Corp.	(9,700)	(107)
Syntel, Inc.	(1,400)	(58)
TNS, Inc. ‡	(3,600)	(71)
Virtusa Corp. ‡	(8,400)	(90)
Leisure Equipment & Products (0.7%)
Hasbro, Inc.	(15,900)	(670)
Marine Products Corp. ‡	(9,300)	(57)
Life Sciences Tools & Services (0.9%)
AMAG Pharmaceuticals, Inc. ‡	(1,400)	(44)
Dionex Corp. ‡	(1,200)	(91)
Illumina, Inc. ‡	(17,600)	(789)
Machinery (2.8%)
Badger Meter, Inc.	(2,600)	(102)
Bucyrus International, Inc. - Class A	(6,200)	(386)
Cascade Corp.	(800)	(31)
Chart Industries, Inc. ‡	(3,700)	(66)
Dynamic Materials Corp.	(4,200)	(62)
Force Protection, Inc. ‡	(24,900)	(111)
Gorman-Rupp Co.	(1,000)	(30)
Kaydon Corp.	(1,100)	(42)
Middleby Corp. ‡	(1,800)	(104)
PACCAR, Inc.	(17,700)	(810)
RBC Bearings, Inc. ‡	(2,400)	(74)
Sun Hydraulics Corp.	(4,300)	(111)
Terex Corp. ‡	(49,700)	(980)
Wabash National Corp. ‡	(14,100)	(118)
Marine (0.0%) ∞
Hornbeck Offshore Services, Inc. ‡	(2,700)	(45)
Media (1.5%)
Arbitron, Inc.	(3,800)	(110)
CKX, Inc. ‡	(20,100)	(105)
Dreamworks Animation SKG, Inc. - Class A ‡	(19,800)	(617)
Fisher Communications, Inc. ‡	(3,900)	(69)
MediaCom Communications Corp. - Class A ‡	(7,400)	(54)
Rentrak Corp. ‡	(4,000)	(104)
Walt Disney Co.	(16,500)	(556)
Metals & Mining (2.2%)
Allegheny Technologies, Inc.	(18,900)	(900)
Brush Engineered Materials, Inc. ‡	(2,300)	(55)
Compass Minerals International, Inc.	(12,400)	(877)
Horsehead Holdings Corp. ‡	(12,700)	(97)
Kaiser Aluminum Corp.	(2,400)	(98)
Nucor Corp.	(7,800)	(305)
RTI International Metals, Inc. ‡	(2,400)	(68)
Multiline Retail (0.0%) ∞
Pricesmart, Inc.	(1,500)	(42)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multi-Utilities (2.6%)
Alliant Energy Corp.	(27,800)	$(961)
Dominion Resources, Inc.	(16,700)	(701)
PG&E Corp.	(8,200)	(364)
Public Service Enterprise Group, Inc.	(19,200)	(632)
Scana Corp.	(3,300)	(126)
Oil, Gas & Consumable Fuels (6.3%)
Alpha Natural Resources, Inc. ‡	(2,800)	(107)
American Oil & Gas, Inc. ‡	(16,500)	(121)
Brigham Exploration Co. ‡	(3,600)	(62)
Cabot Oil & Gas Corp.	(12,600)	(384)
Carrizo Oil & Gas, Inc. ‡	(5,500)	(108)
Comstock Resources, Inc. ‡	(17,100)	(433)
Denbury Resources, Inc. ‡	(57,200)	(906)
EOG Resources, Inc.	(8,700)	(848)
Holly Corp.	(3,500)	(94)
James River Coal Co. ‡	(5,500)	(96)
L&L Energy, Inc. ‡	(2,100)	(24)
Northern Oil and Gas Inc. ‡	(3,700)	(54)
Overseas Shipholding Group, Inc.	(12,400)	(486)
Petrohawk Energy Corp. ‡	(29,100)	(459)
Plains Exploration & Production Co. ‡	(41,200)	(930)
Rosetta Resources, Inc. ‡	(4,600)	(102)
Scorpio Tankers, Inc. ‡	(4,400)	(48)
South Jersey Industries, Inc.	(1,800)	(84)
Tesoro Corp.	(56,300)	(727)
Valero Energy Corp.	(37,500)	(637)
Venoco, Inc. ‡	(3,000)	(56)
Paper & Forest Products (0.1%)
Deltic Timber Corp.	(2,300)	(105)
Personal Products (0.0%) ∞
Female Health Co.	(9,700)	(49)
Pharmaceuticals (1.7%)
Auxilium Pharmaceuticals, Inc. ‡	(1,800)	(41)
Map Pharmaceuticals, Inc. ‡	(7,100)	(95)
Merck & Co., Inc.	(23,100)	(796)
Pain Therapeutics, Inc. ‡	(15,900)	(93)
Questcor Pharmaceuticals, Inc. ‡	(6,400)	(72)
Salix Pharmaceuticals, Ltd. ‡	(1,200)	(51)
Sucampo Pharmaceuticals, Inc. - Class A ‡	(15,100)	(56)
Watson Pharmaceuticals, Inc. ‡	(14,700)	(595)
Professional Services (2.7%)
Acacia Research - Acacia Technologies ‡	(2,400)	(32)
Advisory Board Co. ‡	(1,200)	(53)
CoStar Group, Inc. ‡	(2,500)	(110)
Equifax, Inc.	(7,800)	(244)
Franklin Covey Co. ‡	(4,000)	(25)
Heidrick & Struggles International, Inc.	(1,200)	(24)
IHS, Inc. - Class A ‡	(8,400)	(532)
Kelly Services, Inc. - Class A ‡	(3,200)	(47)
Korn/Ferry International ‡	(4,200)	(59)
Monster Worldwide, Inc. ‡	(61,200)	(839)
Resources Connection, Inc. ‡	(7,200)	(94)
Robert Half International, Inc.	(20,600)	(519)
Towers Watson & Co. - Class A	(4,900)	(218)
TrueBlue, Inc. ‡	(5,900)	(76)
Real Estate Investment Trusts (0.1%)
Retail Opportunity Investments Corp.	(10,600)	(104)
Real Estate Management & Development (0.3%)
Consolidated-Tomoka Land Co.	(1,000)	(29)
Forest City Enterprises, Inc. - Class A ‡	(27,100)	(344)
Road & Rail (2.0%)
Avis Budget Group, Inc. ‡	(9,900)	(122)
Hertz Global Holdings, Inc. ‡	(73,300)	(860)
JB Hunt Transport Services, Inc.	(15,800)	(561)
Knight Transportation, Inc.	(4,800)	(100)
Old Dominion Freight Line, Inc. ‡	(2,200)	(87)
USA Truck, Inc. ‡	(1,500)	(25)
Werner Enterprises, Inc.	(17,900)	(412)
Semiconductors & Semiconductor Equipment (4.0%)
Altera Corp.	(9,500)	(263)
Anadigics, Inc. ‡	(9,300)	(41)
Applied Micro Circuits Corp. ‡	(8,500)	(102)
Cavium Networks, Inc. ‡	(1,300)	(35)
Ceva, Inc. ‡	(8,200)	(105)
Cirrus Logic, Inc. ‡	(5,100)	(99)
Cree, Inc. ‡	(14,500)	(1,026)
FormFactor, Inc. ‡	(2,800)	(27)
International Rectifier Corp. ‡	(34,800)	(680)
LAM Research Corp. ‡	(8,000)	(338)
Mattson Technology, Inc. ‡	(24,400)	(71)
Maxim Integrated Products, Inc.	(17,500)	(307)
Memc Electronic Materials, Inc. ‡	(86,900)	(830)
Mips Technologies, Inc. - Class A ‡	(8,400)	(46)
Netlogic Microsystems, Inc. ‡	(2,500)	(74)
Rudolph Technologies, Inc. ‡	(3,300)	(29)
Supertex, Inc. ‡	(3,200)	(83)
Tessera Technologies, Inc. ‡	(6,000)	(102)
Ultratech, Inc. ‡	(3,600)	(65)
Software (4.0%)
Adobe Systems, Inc. ‡	(19,000)	(546)
Concur Technologies, Inc. ‡	(2,300)	(106)
DemandTec, Inc. ‡	(3,500)	(24)
Electronic Arts, Inc. ‡	(57,200)	(911)
Monotype Imaging Holdings, Inc. ‡	(8,600)	(72)
Parametric Technology Corp. ‡	(32,400)	(581)
Red Hat, Inc. ‡	(21,500)	(691)
Rovi Corp. ‡	(24,200)	(1,078)
Salesforce.com, Inc. ‡	(1,000)	(99)
SRS Labs, Inc. ‡	(6,700)	(62)
Successfactors, Inc. ‡	(2,500)	(51)
Taleo Corp. - Class A ‡	(1,100)	(27)
Tivo, Inc. ‡	(8,500)	(73)
Tyler Technologies, Inc. ‡	(2,400)	(39)
Specialty Retail (3.6%)
Abercrombie & Fitch Co. - Class A	(12,100)	(447)
Bebe Stores, Inc.	(8,700)	(52)
Childrens Place Retail Stores, Inc. ‡	(2,200)	(92)
Hibbett Sports, Inc. ‡	(800)	(21)
Home Depot, Inc.	(11,000)	(314)
Hot Topic, Inc.	(19,900)	(105)
Lowe’s Cos., Inc.	(19,400)	(402)
Lumber Liquidators Holdings, Inc. ‡	(2,300)	(57)
O’Reilly Automotive, Inc. ‡	(15,700)	(774)
Penske Automotive Group, Inc. ‡	(4,100)	(57)
RadioShack Corp.	(42,100)	(907)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica BNY Mellon Market Neutral Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
Rue21, Inc. ‡	(2,600)	$(79)
Rush Enterprises, Inc. - Class A ‡	(2,100)	(31)
Systemax, Inc.	(1,500)	(25)
Urban Outfitters, Inc. ‡	(16,000)	(515)
Wet Seal, Inc. - Class A ‡	(13,300)	(45)
Zumiez, Inc. ‡	(5,900)	(108)
Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.	(3,700)	(73)
CROCS, Inc. ‡	(9,100)	(116)
Iconix Brand Group, Inc. ‡	(4,800)	(78)
K-Swiss, Inc. - Class A ‡	(3,900)	(47)
Steven Madden, Ltd. ‡	(750)	(29)
True Religion Apparel, Inc. ‡	(1,000)	(25)
Volcom, Inc. ‡	(2,700)	(44)
Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial	(2,800)	(88)
New York Community Bancorp, Inc.	(14,600)	(252)
Provident New York Bancorp	(5,300)	(49)
Trading Companies & Distributors (1.1%)
H&E Equipment Services, Inc. ‡	(12,000)	(104)
MSC Industrial Direct Co. - Class A	(9,600)	(485)
RSC Holdings, Inc. ‡	(9,600)	(75)
Titan Machinery, Inc. ‡	(7,800)	(111)
United Rentals, Inc. ‡	(29,700)	(391)
Water Utilities (0.5%)
Aqua America, Inc.	(28,300)	(552)
Wireless Telecommunication Services (1.4%)
American Tower Corp. - Class A ‡	(4,400)	(203)
Leap Wireless International, Inc. ‡	(41,700)	(496)
SBA Communications Corp. - Class A ‡	(20,000)	(724)
Syniverse Holdings, Inc. ‡	(4,900)	(109)

Total Common Stocks (proceeds $100,726)		(104,383)

Total Securities Sold Short (proceeds $100,726)		$(104,383)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1% or (0.01%).

µ	Cash in the amount of $106,153 is segregated with the broker to cover margin requirements for open securities sold short transactions.

▲	Rate shown reflects the yield at 07/31/2010.

♦	Value and/or principal is less than $1 or ($1).

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than ($1), or less than (0.01%) of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $102,934. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,928 and $5,329, respectively. Net unrealized appreciation for tax purposes is $3,599.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$104,534	$—	$—	$104,534
Repurchase Agreement	—	1,999	—	1,999

Total	$104,534	$1,999	$—	$106,533

Securities Sold Short	Level 1	Level 2			Level 3	Total
Common Stocks	$(104,383)	$	(♦	)	$—	$(104,383)
Level 3 Rollforward — Securities Sold Short

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	(Purchases)/Sales	(Discounts)/Premiums	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	07/31/2010
Common Stocks	$ (♦ )	$ ♦	$—	$ ♦	$—	$ (♦ )	$—

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.5%
Australia - 11.5%
CFS Retail Property Trust REIT ^	1,104,500	$1,879
Dexus Property Group REIT	5,173,098	3,814
Goodman Group REIT	6,261,155	3,484
GPT Group REIT	1,329,973	3,441
ING Office Fund ^	5,898,800	3,229
Lend Lease Corp., Ltd.	245,313	1,618
Mirvac Group REIT	774,051	928
Stockland REIT	1,180,740	4,048
Westfield Group REIT	1,247,443	13,779
Canada - 2.9%
Brookfield Properties Corp.	238,400	3,586
Calloway REIT	57,700	1,215
Canadian REIT	21,200	626
Primaris Retail REIT	47,700	864
RioCan REIT	137,300	2,724
France - 3.3%
Mercialys SA REIT	54,911	1,794
SILIC REIT ^	8,730	981
Unibail-Rodamco REIT ‡	38,550	7,606
Hong Kong - 14.4%
Cheung Kong Holdings, Ltd.	810,924	9,788
Great Eagle Holdings, Ltd.	217,400	568
Hang Lung Group, Ltd.	398,848	2,341
Hang Lung Properties, Ltd.	740,400	3,069
Hongkong Land Holdings, Ltd. ^	873,600	4,683
Hysan Development Co., Ltd. ‡	218,500	679
Link REIT	792,300	2,055
Sun Hung Kai Properties, Ltd.	1,371,245	20,108
Wharf Holdings, Ltd.	353,550	1,932
Japan - 11.2%
Daito Trust Construction Co., Ltd.	25,700	1,398
Daiwa House Industry Co., Ltd.	254,900	2,514
Frontier Real Estate Investment Corp. REIT ^	193	1,392
Japan Logistics Fund, Inc. REIT ^	142	1,165
Japan Real Estate Investment Corp. REIT ^	399	3,533
Japan Retail Fund Investment Corp. REIT ^	788	1,015
Kenedix Realty Investment Corp. REIT	263	864
Mitsubishi Estate Co., Ltd.	812,420	11,453
Mitsui Fudosan Co., Ltd.	290,746	4,308
Nippon Accommodations Fund, Inc. REIT ^	105	582
Sumitomo Realty & Development Co., Ltd. ^	318,100	5,729
United Urban Investment Corp. - Class A REIT	196	1,302
Norway - 0.6%
Norwegian Property ASA ‡	1,318,010	2,041
Singapore - 5.2%
Ascendas REIT	1,135,139	1,770
Capitacommercial Trust REIT ‡^	2,225,000	2,160
Capitaland, Ltd. ^	2,285,050	6,655
CapitaMall Trust REIT ‡^	1,917,114	2,692
City Developments, Ltd. ^	289,500	2,576
Frasers Centrepoint Trust REIT ^	468,100	472
Sweden - 1.0%
Castellum AB	161,920	1,678
Hufvudstaden AB - Class A	161,210	1,381
Switzerland - 0.5%
Swiss Prime Site AG ‡	24,450	1,533
United Kingdom - 5.6%
British Land Co., PLC REIT	357,208	2,588
Derwent London PLC REIT	139,669	2,939
Grainger PLC	415,900	737
Great Portland Estates PLC REIT	344,460	1,629
Hammerson PLC REIT	215,282	1,312
Helical Bar PLC	13,856	64
Land Securities Group PLC REIT	665,585	6,397
Safestore Holdings PLC	574,000	1,081
Segro PLC REIT	203,855	896
United States - 42.3%
Acadia Realty Trust REIT ^	49,710	922
Alexandria Real Estate Equities, Inc. REIT ^	50,700	3,577
AMB Property Corp. REIT	79,400	1,982
Apartment Investment & Management Co. - Class A REIT ^	157,100	3,373
AvalonBay Communities, Inc. REIT ^	54,325	5,709
Boston Properties, Inc. REIT ^	70,100	5,741
BRE Properties, Inc. REIT	76,600	3,179
Camden Property Trust REIT	3,100	141
Developers Diversified Realty Corp. REIT	265,500	3,013
Digital Realty Trust, Inc. REIT ^	40,300	2,548
Equity Residential REIT ^	196,800	9,023
Extra Space Storage, Inc. REIT	87,000	1,349
Federal Realty Investment Trust REIT ^	44,400	3,472
Highwoods Properties, Inc. REIT	91,900	2,877
Host Hotels & Resorts, Inc. REIT ^	495,177	7,101
Hyatt Hotels Corp. - Class A ‡	57,300	2,241
Liberty Property Trust REIT	150,400	4,768
Macerich Co. REIT ^	220,807	9,152
Nationwide Health Properties, Inc. REIT	106,100	3,970
Pebblebrook Hotel Trust REIT ‡	49,900	913
ProLogis REIT	229,800	2,496
Public Storage REIT ^	49,400	4,847
Regency Centers Corp. REIT ^	104,600	3,948
Simon Property Group, Inc. REIT	140,603	12,544
SL Green Realty Corp. REIT ^	67,000	4,036
Starwood Hotels & Resorts Worldwide, Inc.	86,400	4,186
Tanger Factory Outlet Centers REIT ^	62,100	2,776
Taubman Centers, Inc. REIT ^	63,500	2,603
UDR, Inc. REIT ^	204,283	4,312
Ventas, Inc. REIT	113,800	5,772
Vornado Realty Trust REIT	131,537	10,888

Total Common Stocks (cost $278,011)		310,154

WARRANT - 0.0% ∞
Hong Kong - 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 12/31/2011
Exercise Price: $58.00	92,140	14
Total Warrant (cost $-)

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	26,503,556	26,504
Total Securities Lending Collateral (cost $26,504)

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $5,710 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $5,825.	$5,710	5,710
Total Repurchase Agreement (cost $5,710)

Total Investment Securities (cost $310,225) #		342,382
Other Assets and Liabilities - Net		(27,351)

Net Assets		$315,031

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	61.0%	$208,978
Real Estate Management & Development	27.7	94,763
Hotels, Restaurants & Leisure	1.9	6,427

Investment Securities, at Value	90.6	310,168
Short-Term Investments	9.4	32,214

Total Investments	100.0%	$342,382

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $25,340.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $310,225. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,686 and $11,529, respectively. Net unrealized appreciation for tax purposes is $32,157.
DEFINITION:
REIT  Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$142,474	$167,680	$—	$310,154
Repurchase Agreement	—	5,710	—	5,710
Securities Lending Collateral	26,504	—	—	26,504
Warrants	14	—	—	14

Total	$168,992	$173,390	$—	$342,382

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Diversified Equity
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.0%
Aerospace & Defense - 2.8%
Precision Castparts Corp.	164,741	$20,130
Rolls-Royce Group PLC - Class C ‡ Ə	4,657,860	7
Air Freight & Logistics - 4.5%
CH Robinson Worldwide, Inc. ^	257,050	16,760
Expeditors International of Washington, Inc. ^	375,656	16,018
Auto Components - 5.5%
BorgWarner, Inc. ‡^	381,227	16,721
Johnson Controls, Inc.	784,726	22,608
Biotechnology - 1.4%
Amgen, Inc. ‡	191,280	10,430
Capital Markets - 0.9%
BlackRock, Inc. - Class A	42,335	6,667
Chemicals - 5.8%
Ecolab, Inc. ^	171,678	8,397
Nalco Holding Co.	793,425	19,352
Sigma-Aldrich Corp. ^	257,011	14,418
Commercial Banks - 4.7%
BB&T Corp. ^	631,750	15,687
City National Corp. ^	192,860	10,930
Wells Fargo & Co.	258,005	7,154
Communications Equipment - 3.4%
Cisco Systems, Inc. ‡	721,826	16,653
QUALCOMM, Inc.	204,053	7,770
Computers & Peripherals - 3.7%
Apple, Inc. ‡	104,753	26,948
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. ‡^	196,612	7,190
Diversified Financial Services - 3.2%
Bank of America Corp.	866,501	12,165
JPMorgan Chase & Co.	274,520	11,058
Electrical Equipment - 2.7%
Cooper Industries PLC - Class A	80,055	3,614
Hubbell, Inc. - Class B	331,695	15,653
Energy Equipment & Services - 4.3%
Core Laboratories NV ^	208,920	16,139
Schlumberger, Ltd.	255,757	15,258
Health Care Equipment & Supplies - 1.4%
Covidien PLC	276,007	10,301
Hotels, Restaurants & Leisure - 5.4%
Marriott International, Inc. - Class A ^	530,640	17,993
McDonald’s Corp.	110,085	7,676
Starbucks Corp. ^	562,665	13,982
Insurance - 2.5%
Berkshire Hathaway, Inc. - Class A ‡^	60	7,020
Travelers Cos., Inc.	218,165	11,006
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. ‡	164,533	19,397
Internet Software & Services - 1.9%
Google, Inc. - Class A ‡	28,251	13,697
IT Services - 2.0%
International Business Machines Corp.	114,282	14,674
Life Sciences Tools & Services - 1.7%
Covance, Inc. ‡^	136,360	5,285
Illumina, Inc. ‡^	155,795	6,985
Machinery - 7.5%
Caterpillar, Inc.	166,974	11,646
Donaldson Co., Inc. ^	213,540	10,137
Kennametal, Inc. ^	524,075	14,354
PACCAR, Inc. ^	390,909	17,912
Media - 2.5%
Walt Disney Co.	536,006	18,058
Multiline Retail - 1.6%
Target Corp.	219,155	11,247
Oil, Gas & Consumable Fuels - 1.4%
EOG Resources, Inc.	101,935	9,939
Paper & Forest Products - 1.0%
Weyerhaeuser Co. ^	436,210	7,075
Pharmaceuticals - 2.3%
Johnson & Johnson	113,505	6,594
Teva Pharmaceutical Industries, Ltd. ADR	188,795	9,222
Professional Services - 2.3%
Robert Half International, Inc. ^	653,255	16,449
Road & Rail - 2.0%
Norfolk Southern Corp.	259,420	14,598
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. - Class A	336,815	12,135
Software - 4.4%
Microsoft Corp.	333,646	8,611
Oracle Corp.	566,805	13,400
Salesforce.com, Inc. ‡^	99,030	9,799
Textiles, Apparel & Luxury Goods - 2.9%
Nike, Inc. - Class B	282,503	20,804
Trading Companies & Distributors - 2.8%
WW Grainger, Inc.	182,975	20,495
Wireless Telecommunication Services - 1.1%
American Tower Corp. - Class A ‡	168,095	7,773

Total Common Stocks (cost $647,183)		685,991

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	57,417,258	57,417
Total Securities Lending Collateral (cost $57,417)

	Principal	Value

REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $25,621 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $26,134.	$25,621	25,621
Total Repurchase Agreement (cost $25,621)

Total Investment Securities (cost $730,221) #		769,029
Other Assets and Liabilities - Net		(47,566)

Net Assets		$721,463

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Diversified Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $7, or less than 0.01% of the fund’s net assets.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $56,089.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $730,221. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $72,015 and $33,207, respectively. Net unrealized appreciation for tax purposes is $38,808.
DEFINITION:
ADR   American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$646,707	$39,277	$7	$685,991
Repurchase Agreement	—	25,621	—	25,621
Securities Lending Collateral	57,417	—	—	57,417

Total	$704,124	$64,898	$7	$769,029

Level 3 Rollforward — Investment Securities

					Change in Unrealized	Net Transfers	Ending
	Beginning Balance	Net	Accrued	Total Realized	Appreciation/	In/(Out) of	Balance at
Securities	at 10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	7/31/2010
Common Stocks	$—	$7	$—	$—	$ ♦	$—	$7

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 12.0%
United States - 12.0%
U.S. Treasury Note
0.63%, 06/30/2012	$2,000	$2,003
1.88%, 06/30/2015	10,000	10,148

Total U.S. Government Obligations (cost $12,048)		12,151

	Shares	Value

COMMON STOCKS - 22.2%
Canada - 0.8%
Agnico-Eagle Mines, Ltd.	8,000	446
Yamana Gold, Inc.	43,000	405
Japan - 3.8%
Mitsubishi UFJ Financial Group, Inc.	170,000	844
NTT DoCoMo, Inc. ^	894	1,424
Sankyo Co., Ltd.	17,000	832
Secom Co., Ltd. ^	17,000	780
Korea, Republic of - 0.8%
SK Telecom Co., Ltd.	5,600	788
Switzerland - 1.8%
Actelion, Ltd. ‡	25,000	1,011
Noble Corp. ‡	25,000	813
United Kingdom - 2.4%
AstraZeneca PLC	15,000	762
Ensco PLC ADR	21,000	878
GlaxoSmithKline PLC	48,000	837
United States - 12.6%
Amgen, Inc. ‡	22,000	1,200
AT&T, Inc.	35,600	923
Baxter International, Inc.	21,000	919
Becton, Dickinson and Co.	10,000	688
Biogen Idec, Inc. ‡	13,000	726
Cephalon, Inc. ‡^	27,000	1,532
CF Industries Holdings, Inc.	10,000	812
Exelon Corp.	18,000	753
Gilead Sciences, Inc. ‡	62,000	2,066
Microsoft Corp.	32,000	826
Quest Diagnostics, Inc.	14,000	658
Royal Gold, Inc.	14,000	618
Tidewater, Inc. ^	26,000	1,065

Total Common Stocks (cost $22,772)		22,606

INVESTMENT COMPANIES - 6.6%
Canada - 4.3%
Central Fund of Canada, Ltd. - Class A	305,000	4,407
United States - 2.3%
PowerShares DB Agriculture Fund	90,000	2,338

Total Investment Companies (cost $6,081)		6,745

	Notional
	Amount	Value

PURCHASED OPTIONS - 3.6%
Put Options - 3.6%
Financial Select Sector SPDR Fund	$210	$162
Put Strike $15.00
Expires 09/18/2010
iShares MSCI Emerging Markets Index Fund	230	725
Put Strike $44.00
Expires 09/18/2010
iShares Russell 2000 Index Fund	160	783
Put Strike $68.00
Expires 09/30/2010
PowerShares QQQ NASDAQ	180	292
Put Strike $46.00
Expires 09/18/2010
SPDR S&P Midcap 400 ETF Trust	80	576
Put Strike $140.00
Expires 09/18/2010
SPDR S&P Retail ETF	50	398
Put Strike $46.00
Expires 09/18/2010
SPDR S&P Retail ETF	269	739
Put Strike $40.00
Expires 09/18/2010

Total Purchased Options (cost $4,645)		3,675

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	1,070,008	1,070

Total Securities Lending Collateral (cost $1,070)

	Principal	Value

REPURCHASE AGREEMENT - 56.2%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $57,016 on 08/02/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024- 07/15/2025, and with a total value of $58,159.	$57,016	57,016
Total Repurchase Agreement (cost $57,016)

Total Investment Securities (cost $103,632) #		103,263
Other Assets and Liabilities - Net		(1,745)

Net Assets		$101,518

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(950)	09/13/2010	$(780)	$(75)
Australian Dollar	1,000	09/13/2010	819	81
Australian Dollar	1,200	09/13/2010	1,037	43
Australian Dollar	(2,000)	09/13/2010	(1,776)	(24)
Australian Dollar	(1,500)	09/13/2010	(1,212)	(138)
Australian Dollar	(1,484)	10/19/2010	(1,276)	(54)
Brazilian Real	(2,302)	09/08/2010	(1,225)	(73)
Brazilian Real	2,300	09/08/2010	1,275	21
Brazilian Real	(2,300)	09/08/2010	(1,200)	(97)
Brazilian Real	(2,283)	09/08/2010	(1,199)	(88)
Brazilian Real	(2,285)	09/08/2010	(1,201)	(87)
Brazilian Real	3,197	09/08/2010	1,797	5
Brazilian Real	(914)	09/08/2010	(500)	(15)
Brazilian Real	1,533	10/04/2010	858	2
Brazilian Real	(1,533)	10/04/2010	(840)	(20)
Brazilian Real	(1,533)	10/19/2010	(855)	(2)
Canadian Dollar	(5,227)	08/03/2010	(5,146)	63
Canadian Dollar	(4,165)	08/03/2010	(4,101)	50
Canadian Dollar	5,227	08/03/2010	5,081	4
Canadian Dollar	4,165	08/03/2010	3,975	77
Canadian Dollar	(4,200)	12/03/2010	(4,074)	(3)
Euro	(1,500)	10/21/2010	(1,837)	(117)
Euro	1,500	10/21/2010	1,853	102
Japanese Yen	(109,674)	09/08/2010	(1,265)	(5)
Japanese Yen	109,674	09/08/2010	1,200	70
Japanese Yen	(289,754)	09/30/2010	(3,196)	(160)
Japanese Yen	(197,229)	09/30/2010	(2,178)	(106)
Japanese Yen	38,100	09/30/2010	431	10
Malaysian Ringgit	1,940	09/29/2010	600	8
Malaysian Ringgit	1,945	09/29/2010	600	9
New Zealand Dollar	(1,750)	09/13/2010	(1,172)	(93)
Norwegian Krone	8,073	09/08/2010	1,225	101
Norwegian Krone	(9,145)	10/15/2010	(1,360)	(139)
Norwegian Krone	9,145	10/15/2010	1,389	110
Peruvian Sol	(607)	04/11/2011	(214)	(1)
Peruvian Sol	607	04/11/2011	212	2
Polish Zloty	(425)	08/18/2010	(131)	(7)
Pound Sterling	1,300	10/08/2010	1,857	182
Pound Sterling	(1,300)	10/08/2010	(1,902)	(138)
Pound Sterling	(300)	11/18/2010	(456)	(14)
Pound Sterling	(700)	11/18/2010	(1,065)	(33)
Republic of Korea Won	(390,149)	03/23/2011	(317)	(15)
Republic of Korea Won	390,150	03/23/2011	340	(9)
Russian Ruble	35,700	10/19/2010	1,172	♦
Russian Ruble	39,850	10/19/2010	1,309	♦
Russian Ruble	39,000	10/19/2010	1,276	5
Russian Ruble	39,000	10/19/2010	1,276	5
Singapore Dollar	1,695	09/08/2010	1,200	47
South African Rand	(4,650)	09/29/2010	(600)	(31)
South African Rand	(4,623)	09/29/2010	(600)	(27)
South African Rand	(9,852)	10/19/2010	(1,276)	(56)
South African Rand	(9,659)	11/30/2010	(1,241)	(57)
Swedish Krona	(11,170)	10/21/2010	(1,392)	(154)
Swedish Krona	11,170	10/21/2010	1,407	139
Swiss Franc	1,390	09/08/2010	1,200	135
Swiss Franc	(1,970)	09/08/2010	(1,879)	(14)
Swiss Franc	580	09/08/2010	522	35
Swiss Franc	1,600	10/08/2010	1,394	143
Swiss Franc	(1,600)	10/08/2010	(1,382)	(155)
Swiss Franc	(1,067)	11/10/2010	(1,026)	1
Turkish Lira	(1,900)	10/15/2010	(1,155)	(89)
Turkish Lira	(1,900)	10/19/2010	(1,246)	2

				$(644)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Australian Dollar	1,900	11/02/2010	$69
Sell	Japanese Yen	(141,588)	11/02/2010	(9)
Buy	Australian Dollar	1,450	11/02/2010	84
Sell	Swiss Franc	(1,281)	11/02/2010	(18)
Buy	Australian Dollar	500	08/25/2010	16
Sell	Singapore Dollar	(602)	08/25/2010	(8)
Buy	Canadian Dollar	1,136	09/21/2010	29
Sell	Norwegian Krone	(7,270)	09/21/2010	(118)
Buy	Canadian Dollar	1,900	10/01/2010	61
Sell	Swiss Franc	(1,907)	10/01/2010	(46)
Buy	Euro	1,476	10/13/2010	110
Sell	Mexican Peso	(23,740)	10/13/2010	(47)
Buy	Euro	1,511	10/13/2010	105
Sell	Japanese Yen	(166,000)	10/13/2010	(59)
Buy	Euro	1,000	10/15/2010	74
Sell	Turkish Lira	(1,983)	10/15/2010	(70)
Buy	Japanese Yen	169,571	10/08/2010	119
Sell	Swiss Franc	(2,150)	10/08/2010	(221)
Buy	Japanese Yen	174,693	10/29/2010	119
Sell	New Zealand Dollar	(2,900)	10/29/2010	(184)
Buy	Japanese Yen	105,507	10/15/2010	74
Sell	Turkish Lira	(1,900)	10/15/2010	(97)
Buy	Japanese Yen	44,646	10/15/2010	22
Sell	Turkish Lira	(800)	10/15/2010	(29)
Buy	Japanese Yen	166,000	10/13/2010	104
Sell	Euro	(1,486)	10/13/2010	(118)
Buy	Japanese Yen	146,693	11/02/2010	71
Sell	Australian Dollar	(1,900)	11/02/2010	(72)
Buy	Japanese Yen	124,450	10/13/2010	88
Sell	Pound Sterling	(941)	10/13/2010	(122)
Buy	Mexican Peso	15,427	08/06/2010	26
Sell	Pound Sterling	(820)	08/06/2010	(95)
Buy	Mexican Peso	15,874	09/24/2010	19
Sell	Swedish Krona	(9,000)	09/24/2010	(18)
Buy	Mexican Peso	15,647	08/18/2010	18
Sell	Singapore Dollar	(1,700)	08/18/2010	(34)
Buy	Mexican Peso	21,000	10/13/2010	33
Sell	Swiss Franc	(1,700)	10/13/2010	(20)
Buy	New Zealand Dollar	1,692	10/01/2010	103
Sell	Swedish Krona	(9,000)	10/01/2010	(127)
Buy	New Zealand Dollar	2,900	10/29/2010	61
Sell	Japanese Yen	(176,900)	10/29/2010	(22)
Buy	Norwegian Krone	7,694	10/15/2010	77
Sell	Turkish Lira	(1,911)	10/15/2010	(68)
Buy	Norwegian Krone	7,270	09/21/2010	24
Sell	New Zealand Dollar	(1,651)	09/21/2010	(24)
Buy	Norwegian Krone	7,250	09/24/2010	23
Sell	Mexican Peso	(14,762)	09/24/2010	7
Buy	Norwegian Krone	7,270	09/21/2010	24
Sell	Canadian Dollar	(1,199)	09/21/2010	4
Buy	Polish Zloty	3,979	08/18/2010	83
Sell	Singapore Dollar	(1,700)	08/18/2010	(41)
Buy	Polish Zloty	4,112	10/08/2010	64
Sell	Turkish Lira	(2,000)	10/08/2010	(44)
Buy	Polish Zloty	4,060	10/20/2010	34
Sell	New Zealand Dollar	(1,801)	10/20/2010	(18)
Buy	Pound Sterling	820	12/01/2010	51
Sell	South African Rand	(9,737)	12/01/2010	(73)
Buy	Pound Sterling	820	08/06/2010	40
Sell	Mexican Peso	(15,430)	08/06/2010	28
Buy	Pound Sterling	979	10/13/2010	135
Sell	Japanese Yen	(124,450)	10/13/2010	(41)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Singapore Dollar	1,482	09/07/2010	$15
Sell	New Zealand Dollar	(1,500)	09/07/2010	(10)
Buy	Singapore Dollar	1,700	10/01/2010	29
Sell	South African Rand	(9,505)	10/01/2010	(68)
Buy	Singapore Dollar	1,632	10/15/2010	44
Sell	Turkish Lira	(1,900)	10/15/2010	(88)
Buy	Singapore Dollar	1,700	08/18/2010	32
Sell	Mexican Peso	(15,190)	08/18/2010	20
Buy	Singapore Dollar	657	09/07/2010	18
Sell	New Zealand Dollar	(700)	09/07/2010	(41)
Buy	Singapore Dollar	1,712	08/25/2010	52
Sell	Australian Dollar	(1,500)	08/25/2010	(145)
Buy	Singapore Dollar	1,700	08/18/2010	31
Sell	Polish Zloty	(3,554)	08/18/2010	65
Buy	Singapore Dollar	1,567	08/25/2010	12
Sell	Australian Dollar	(1,250)	08/25/2010	13
Buy	Singapore Dollar	1,950	10/01/2010	28
Sell	Canadian Dollar	(1,456)	10/01/2010	(8)
Buy	South African Rand	9,279	10/01/2010	(2)
Sell	Singapore Dollar	(1,700)	10/01/2010	10
Buy	Swedish Krona	9,000	10/01/2010	82
Sell	New Zealand Dollar	(1,668)	10/01/2010	(40)
Buy	Swedish Krona	10,800	10/01/2010	108
Sell	South African Rand	(10,849)	10/01/2010	(84)
Buy	Swedish Krona	9,450	11/11/2010	28
Sell	Japanese Yen	(111,980)	11/11/2010	(18)
Buy	Swedish Krona	9,000	09/24/2010	82
Sell	Mexican Peso	(14,872)	09/24/2010	(4)
Buy	Swedish Krona	9,000	10/01/2010	82
Sell	Turkish Lira	(1,845)	10/01/2010	(47)
Buy	Swiss Franc	1,700	10/13/2010	170
Sell	Mexican Peso	(19,192)	10/13/2010	(41)
Buy	Swiss Franc	1,372	11/02/2010	84
Sell	Australian Dollar	(1,450)	11/02/2010	(63)
Buy	Swiss Franc	1,337	10/15/2010	132
Sell	Turkish Lira	(1,900)	10/15/2010	(92)
Buy	Swiss Franc	2,150	10/08/2010	202
Sell	Japanese Yen	(166,778)	10/08/2010	(68)
Buy	Swiss Franc	1,292	12/01/2010	50
Sell	New Zealand Dollar	(1,750)	12/01/2010	(66)
Buy	Swiss Franc	2,070	10/01/2010	153
Sell	Canadian Dollar	(1,900)	10/01/2010	(11)
Buy	Turkish Lira	2,700	10/15/2010	36
Sell	Japanese Yen	(150,034)	10/15/2010	(5)
Buy	Turkish Lira	1,900	10/15/2010	(8)
Sell	Singapore Dollar	(1,713)	10/15/2010	(7)
Buy	Turkish Lira	1,887	10/01/2010	(4)
Sell	Swedish Krona	(9,000)	10/01/2010	(3)
Buy	Turkish Lira	1,900	10/15/2010	46
Sell	Swiss Franc	(1,274)	10/15/2010	(26)

				$831

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Federated Market Opportunity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

U.S. Government Obligation	11.8%	$12,151
Capital Markets	6.5	6,745
Biotechnology	6.3	6,535
Purchased Options	3.6	3,675
Energy Equipment & Services	2.7	2,756
Wireless Telecommunication Services	2.2	2,212
Health Care Equipment & Supplies	1.6	1,607
Pharmaceuticals	1.5	1,599
Metals & Mining	1.4	1,469
Diversified Telecommunication Services	0.9	923
Commercial Banks	0.8	844
Leisure Equipment & Products	0.8	832
Software	0.8	826
Chemicals	0.8	812
Commercial Services & Supplies	0.8	780
Electric Utilities	0.7	753
Health Care Providers & Services	0.6	658

Investment Securities, at Value	43.8	45,177
Short-Term Investments	56.2	58,086

Total Investments	100.0%	$103,263

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,033.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

♦	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $103,632. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,613 and $1,982, respectively. Net unrealized depreciation for tax purposes is $369.
DEFINITIONS:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

QQQ	NASDAQ 100 Trust

SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,638	$8,968	$—	$22,606
Investment Companies	6,745	—	—	6,745
Purchased Options	3,675	—	—	3,675
Repurchase Agreement	—	57,016	—	57,016
Securities Lending Collateral	1,070	—	—	1,070
U.S. Government Obligations	—	12,151	—	12,151

Total	$25,128	$78,135	$—	$103,263

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts – Appreciation	$—	$5,075	$—	$5,075
Forward Foreign Currency Contracts – Depreciation	—	(4,888)	—	(4,888)

Total	$—	$187	$—	$187

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS
At July 31, 2010 (all
amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.3%
Call Options - 0.0% ∞
CBOE SPX Volatility Index	$17	$4
Call Strike $42.50
Expires 08/18/2010
Russell 2000 Index	6	2
Call Strike $730.00
Expires 08/21/2010
S&P 500 Index	8	25
Call Strike $1,150.00
Expires 08/21/2010
Put Options - 0.3%
S&P 500 Index	16	232
Put Strike $975.00
Expires 10/16/2010

Total Purchased Options (cost $283)		263

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.4%
United States - 14.4%
U.S. Treasury Bill
0.13%, 10/07/2010 Ф ▲	1,000	1,000
0.14%, 08/26/2010 ■▲	2,000	2,000
0.15%, 09/16/2010 ■▲	1,000	999
0.15%, 11/04/2010 Ф ▲	6,000	5,996
0.15%, 11/12/2010 Δ▲	3,000	2,998
0.16%, 09/30/2010 ■ ▲	1,000	999
0.16%, 11/18/2010 Δ ■ ▲	3,000	2,998
0.17%, 12/16/2010 ■ ▲	1,000	999

Total Short-Term U.S. Government Obligations (cost $17,989)		17,989

REPURCHASE AGREEMENT - 85.8%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $107,179 on 08/02/2010. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 12/25/2024, and with a total value of $109,324.	$107,179	$107,179
Total Repurchase Agreement (cost $107,179)

Total Investment Securities (cost $125,451) #		125,431
Other Assets and Liabilities - Net		(564)

Net Assets		$124,867

	Notional
	Amount	Value

WRITTEN OPTIONS - (0.3%)
Put Options - (0.2%)
S&P 500 Index	(16)	(234)
Put Strike $1,025.00
Expires 09/18/2010
Call Options - (0.1%)
Russell 2000 Index	(6)	(9)
Call Strike $700.00
Expires 08/21/2010
S&P 500 Index	(8)	(171)
Call Strike $1,100.00
Expires 08/21/2010

Total Written Options (Premiums: $348)		(414)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	ContractsГ	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Short	(478)	09/15/2010	$(379)
10-Year Canadian Government Bond	Short	(448)	09/21/2010	(1,148)
10-Year Japanese Government Bond	Long	184	09/08/2010	204
10-Year U.S. Treasury Note	Long	434	09/21/2010	1,596
AEX Index	Long	15	08/20/2010	(25)
ASX SPI 200 Index	Short	(6)	09/16/2010	(1)
CAC 40 Index	Long	64	08/20/2010	(4)
DAX Index	Long	11	09/17/2010	(13)
FTSE 100 Index	Long	35	09/17/2010	(2)
FTSE MIB Index	Long	26	09/17/2010	88
German Euro Bund	Long	319	09/08/2010	(20)
Hang Seng Index	Short	(14)	08/30/2010	(9)
IBEX 35 Index	Long	28	08/20/2010	94
Russell 2000 Mini Index	Long	4	09/17/2010	(4)
S&P 500 E Mini Index	Long	57	09/17/2010	14
S&P TSE 60 Index	Short	(13)	09/16/2010	(17)
TOPIX Index	Long	10	09/10/2010	2
United Kingdom Long Gilt Bond	Short	(284)	09/28/2010	(1,089)

				$(713)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(746)	09/15/2010	(653)	$(18)
Australian Dollar	1,906	09/15/2010	1,590	124
Australian Dollar	1,172	09/15/2010	977	77
Australian Dollar	(980)	09/15/2010	(869)	(13)
Australian Dollar	1,538	09/15/2010	1,323	60
Australian Dollar	(1,712)	09/15/2010	(1,483)	(57)
Australian Dollar	(1,204)	09/15/2010	(1,041)	(42)
Australian Dollar	(25,043)	09/15/2010	(20,938)	(1,590)
Australian Dollar	2,172	09/15/2010	1,802	151
Australian Dollar	(2,699)	09/15/2010	(2,274)	(154)
Australian Dollar	1,476	09/15/2010	1,280	48
Australian Dollar	(2,188)	09/15/2010	(1,768)	(200)
Australian Dollar	838	09/15/2010	729	25
Australian Dollar	1,195	09/15/2010	1,047	28
Australian Dollar	761	09/15/2010	660	24
Canadian Dollar	(1,519)	09/15/2010	(1,477)	♦
Canadian Dollar	1,912	09/15/2010	1,853	6
Canadian Dollar	1,413	09/15/2010	1,370	4
Canadian Dollar	1,130	09/15/2010	1,070	29
Canadian Dollar	2,555	09/15/2010	2,452	32
Canadian Dollar	(1,334)	09/15/2010	(1,283)	(14)
Canadian Dollar	(16,655)	09/15/2010	(16,017)	(174)
Canadian Dollar	1,285	09/15/2010	1,234	15
Canadian Dollar	(2,226)	09/15/2010	(2,135)	(29)
Canadian Dollar	1,362	09/15/2010	1,322	2
Canadian Dollar	1,474	09/15/2010	1,423	9
Canadian Dollar	(885)	09/15/2010	(854)	(7)
Canadian Dollar	(1,648)	09/15/2010	(1,585)	(17)
Canadian Dollar	(3,859)	09/15/2010	(3,669)	(82)
Canadian Dollar	(2,371)	09/15/2010	(2,275)	(30)
Canadian Dollar	(1,951)	09/15/2010	(1,834)	(63)
Canadian Dollar	(1,051)	09/15/2010	(1,015)	(6)
Canadian Dollar	(1,625)	09/15/2010	(1,584)	5
Canadian Dollar	3,111	09/15/2010	2,927	98
Euro	(1,013)	09/15/2010	(1,317)	(4)
Euro	962	09/15/2010	1,241	12
Euro	(431)	09/15/2010	(555)	(6)
Euro	(11,783)	09/15/2010	(14,401)	(953)
Euro	2,625	09/15/2010	3,207	213
Euro	1,707	09/15/2010	2,106	118
Euro	1,190	09/15/2010	1,476	75
Euro	(1,326)	09/15/2010	(1,669)	(59)
Euro	(1,745)	09/15/2010	(2,247)	(26)
Euro	3,126	09/15/2010	3,743	331
Euro	(1,944)	09/15/2010	(2,435)	(99)
Euro	1,109	09/15/2010	1,334	111
Euro	1,773	09/15/2010	2,124	187
Euro	(1,746)	09/15/2010	(2,280)	4
Euro	2,330	09/15/2010	2,840	196
Euro	(2,596)	09/15/2010	(3,163)	(219)
Euro	1,486	09/15/2010	1,835	101
Japanese Yen	146,513	09/15/2010	1,657	40
Japanese Yen	19,618	09/15/2010	227	♦
Japanese Yen	(122,184)	09/15/2010	(1,373)	(42)
Japanese Yen	57,344	09/15/2010	659	5
Japanese Yen	(170,313)	09/15/2010	(1,959)	(13)
Japanese Yen	742,888	09/15/2010	8,049	554
Japanese Yen	(37,115)	09/15/2010	(428)	(2)
Japanese Yen	(157,905)	09/15/2010	(1,739)	(90)
Japanese Yen	(152,893)	09/15/2010	(1,691)	(80)
Japanese Yen	62,427	09/15/2010	705	18
Japanese Yen	(174,247)	09/15/2010	(1,959)	(59)
Japanese Yen	15,293	09/15/2010	172	5
Japanese Yen	(205,962)	09/15/2010	(2,345)	(40)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

New Zealand Dollar	(2,792)	09/15/2010	(1,922)	$(96)
New Zealand Dollar	(1,063)	09/15/2010	(766)	(2)
New Zealand Dollar	(2,391)	09/15/2010	(1,708)	(21)
New Zealand Dollar	2,449	09/15/2010	1,736	34
New Zealand Dollar	(2,620)	09/15/2010	(1,903)	9
New Zealand Dollar	1,471	09/15/2010	1,042	22
New Zealand Dollar	(2,916)	09/15/2010	(2,011)	(97)
New Zealand Dollar	(7,641)	09/15/2010	(5,188)	(336)
New Zealand Dollar	(1,787)	09/15/2010	(1,227)	(65)
New Zealand Dollar	(2,880)	09/15/2010	(1,981)	(101)
New Zealand Dollar	(948)	09/15/2010	(664)	(21)
New Zealand Dollar	4,885	09/15/2010	3,348	184
Pound Sterling	1,477	09/15/2010	2,256	61
Pound Sterling	55	09/15/2010	81	6
Pound Sterling	(602)	09/15/2010	(905)	(40)
Pound Sterling	836	09/15/2010	1,269	43
Pound Sterling	624	09/15/2010	952	27
Pound Sterling	11,657	09/15/2010	17,061	1,228
Pound Sterling	30	09/15/2010	46	1
Pound Sterling	1,117	09/15/2010	1,707	45
Pound Sterling	(631)	09/15/2010	(946)	(44)
Pound Sterling	(1,028)	09/15/2010	(1,503)	(109)
Pound Sterling	877	09/15/2010	1,310	66
Pound Sterling	(864)	09/15/2010	(1,311)	(45)
Pound Sterling	(1,058)	09/15/2010	(1,607)	(52)
Pound Sterling	1,489	09/15/2010	2,274	62
Pound Sterling	377	09/15/2010	559	33
Swedish Krona	7,822	09/15/2010	1,046	37
Swedish Krona	13,285	09/15/2010	1,820	19
Swedish Krona	4,512	09/15/2010	574	50
Swedish Krona	12,247	09/15/2010	1,587	109
Swedish Krona	(17,465)	09/15/2010	(2,180)	(238)
Swedish Krona	6,421	09/15/2010	820	69
Swedish Krona	12,011	09/15/2010	1,562	101
Swedish Krona	11,812	09/15/2010	1,518	118
Swedish Krona	9,487	09/15/2010	1,220	94
Swedish Krona	68,567	09/15/2010	8,790	704
Swedish Krona	(10,813)	09/15/2010	(1,479)	(19)
Swedish Krona	13,300	09/15/2010	1,711	130
Swedish Krona	(8,875)	09/15/2010	(1,181)	(48)
Swedish Krona	(15,782)	09/15/2010	(2,058)	(127)
Swiss Franc	846	09/15/2010	762	50
Swiss Franc	2,094	09/15/2010	1,990	21
Swiss Franc	(223)	09/15/2010	(214)	♦
Swiss Franc	(757)	09/15/2010	(697)	(31)
Swiss Franc	(1,928)	09/15/2010	(1,831)	(21)
Swiss Franc	(1,712)	09/15/2010	(1,595)	(49)
Swiss Franc	3,577	09/15/2010	3,377	59
Swiss Franc	1,209	09/15/2010	1,164	(2)
Swiss Franc	2,543	09/15/2010	2,228	215
Swiss Franc	(2,637)	09/15/2010	(2,514)	(19)
Swiss Franc	1,012	09/15/2010	880	92
Swiss Franc	1,536	09/15/2010	1,388	87
Swiss Franc	2,629	09/15/2010	2,482	43
Swiss Franc	(2,488)	09/15/2010	(2,339)	(51)
Swiss Franc	1,632	09/15/2010	1,408	159
Swiss Franc	(1,548)	09/15/2010	(1,473)	(14)

				$849

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica First Quadrant Global Macro
(formerly, Transamerica UBS Dynamic Alpha)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $125,451. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4 and $24, respectively. Net unrealized depreciation for tax purposes is $20.

■	All or a portion of these securities, in the amount of $4,906, have been segregated with the broker to cover open forward contracts.

Δ	All or a portion of these securities, in the amount of $4,697, have been segregated with the broker to cover open written options.

Ф	All or a portion of these securities, in the amount of $6,996, have been segregated with the broker to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$263	$—	$263
Repurchase Agreement	—	107,179	—	107,179
Short-Term U.S. Government Obligations	—	17,989	—	17,989

Total	$—	$125,431	$—	$125,431

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$6,685	$—	$6,685
Forward Foreign Currency Contracts - Depreciation	—	(5,836)	—	(5,836)
Futures Contracts - Appreciation	1,998	—	—	1,998
Futures Contracts - Depreciation	(2,711)	—	—	(2,711)

Total	$(713)	$849	$—	$136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(414)	$—	$(414)
Level 3 Rollforward - Investment Securities

	Beginning				Change in Unrealized	Net Transfers	Ending
	Balance at	Net	Accrued Discounts/	Total Realized	Appreciation/	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	07/31/2010
Common Stock	$6	$(1)	$—	$(283)	$278	$—	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$3,353	$3,741
U.S. Treasury Note
3.63%, 02/15/2020		2,090	2,219

Total U.S. Government Obligations (cost $5,672)			5,960

U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
Freddie Mac, IO
5.00%, 08/01/2035		10,247	1,680
Total U.S. Government Agency Obligation (cost $2,259)

FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
Australia Government Bond
5.25%, 08/15/2010	AUD	3,500	3,168
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	2,500	2,494
Canadian Government Bond
2.50%, 06/01/2015	CAD	2,500	2,455
Republic of Chile
5.50%, 08/05/2020		$994,500	1,900
United Mexican States
7.00%, 06/19/2014	MXN	18,000	1,487
7.50%, 06/21/2012	MXN	35,000	2,896

Total Foreign Government Obligations (cost $14,113)			14,400

MORTGAGE-BACKED SECURITIES - 9.9%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		$1,785	1,781
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A		2,090	2,212
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,950	2,063
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 - 144A *		494	505
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 - 144A *		1,407	1,395
Series 2009-RR10, Class 2A1
4.14%, 08/26/2035 - 144A * Ə		924	919
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *		1,622	1,636
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		1,883	1,897
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		2,063	2,053
Crown Castle Towers LLC
Series 2006-1A, Class D
5.77%, 11/15/2036 - 144A		500	517
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.32%, 12/26/2037 - 144A *		590	610
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *		1,045	1,062
Series 2009-R7, Class 4A1
3.35%, 09/26/2034 - 144A *		964	957
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		517	535
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A *		592	590
Series 2009-R7, Class 16A1
5.63%, 12/26/2036 - 144A *		372	379
Series 2009-R9, Class 1A1
5.76%, 08/26/2046 - 144A *		944	956
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.71%, 01/27/2047 - 144A *		1,086	1,078
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		1,475	1,502
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		626	633
Series 2003-L, Class 1A2
4.54%, 11/25/2033 *		470	484

Total Mortgage-Backed Securities (cost $22,842)			23,764

ASSET-BACKED SECURITIES - 3.9%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011 ^		2,700	2,794
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		1,719	1,741
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A		2,060	2,318
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		2,241	2,443
Total Asset-Backed Securities (cost $8,918)			9,296
MUNICIPAL GOVERNMENT OBLIGATION - 0.8%
State of California
7.95%, 03/01/2036		1,820	1,947
Total Municipal Government Obligation (cost $1,822)

PREFERRED CORPORATE DEBT SECURITIES - 7.0%
Commercial Banks - 3.6%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž ^		2,500	2,593
Rabobank Nederland NV - Series U
11.00%, 06/30/2019 - 144A * Ž		3,000	3,789
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^		2,400	2,472
Diversified Financial Services - 2.9%
City National Capital Trust I
9.63%, 02/01/2040		2,190	2,320
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037		1,500	1,527
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *		3,300	3,002
Insurance - 0.5%
Reinsurance Group of America, Inc. - Series A
6.75%, 12/15/2065 * ^		1,375	1,160

Total Preferred Corporate Debt Securities (cost $16,120)			16,863

CORPORATE DEBT SECURITIES - 61.6%
Building Products - 0.4%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A		840	860

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets - 0.6%
Raymond James Financial, Inc.
8.60%, 08/15/2019	$1,206	$1,423
Chemicals - 0.4%
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 * ^	1,005	1,016
Commercial Banks - 8.5%
Barclays Bank PLC
7.38%, 06/29/2049	1,298	1,227
10.18%, 06/12/2021 - 144A	1,480	1,946
BBVA Bancomer SA\Texas
7.25%, 04/22/2020 - 144A	1,400	1,469
City National Corp.
5.13%, 02/15/2013 ^	2,030	2,128
First Tennessee Bank NA
4.63%, 05/15/2013	1,300	1,294
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015 ^	2,900	2,721
5.00%, 01/17/2017	2,050	1,899
Regions Bank
7.50%, 05/15/2018 ^	2,560	2,671
Royal Bank of Scotland Group PLC
6.38%, 02/01/2011 ^	1,225	1,243
Scotland International Finance
6.50%, 02/15/2011 - 144A	1,440	1,420
Zions Bancorporation
7.75%, 09/23/2014 ^	2,500	2,594
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.
8.75%, 05/01/2014	1,890	1,956
Construction Materials - 1.0%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^	2,555	2,485
Consumer Finance - 0.7%
Cardtronics, Inc.
9.25%, 08/15/2013 *	1,750	1,796
Containers & Packaging - 1.2%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ^	2,625	2,809
Diversified Financial Services - 8.5%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	2,000	2,021
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	2,295	2,410
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A	2,115	2,282
International Lease Finance Corp.
5.45%, 03/24/2011 ^	1,170	1,161
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	2,500	2,504
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,950	2,045
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	1,826	1,863
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	1,308	1,387
Sensus USA, Inc.
8.63%, 12/15/2013	500	497
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	1,345	1,446
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	2,615	2,718
Diversified Telecommunication Services - 1.7%
SBA Tower Trust
5.10%, 04/15/2017 - 144A	2,365	2,530
Sprint Capital Corp.
8.38%, 03/15/2012	1,300	1,378
Electric Utilities - 2.0%
Intergen NV
9.00%, 06/30/2017 - 144A	2,075	2,163
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	2,405	2,767
Energy Equipment & Services - 1.6%
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *	1,150	1,172
MarkWest Energy Partners LP
6.88%, 11/01/2014	1,425	1,428
Weatherford International, Ltd.
9.63%, 03/01/2019 ^	945	1,197
Food & Staples Retailing - 2.1%
Ingles Markets, Inc.
8.88%, 05/15/2017 ^	2,140	2,241
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012 ^	1,000	1,003
SUPERVALU, Inc.
7.50%, 11/15/2014	1,900	1,919
Food Products - 2.1%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A	1,279	1,215
Lorillard Tobacco Co.
8.13%, 06/23/2019 ^	2,150	2,444
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	1,200	1,260
Gas Utilities - 1.0%
EQT Corp.
8.13%, 06/01/2019 ^	1,960	2,368
Health Care Providers & Services - 1.4%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,900	1,990
DaVita, Inc.
7.25%, 03/15/2015 ^	1,250	1,283
Hotels, Restaurants & Leisure - 1.7%
MGM Resorts International
6.75%, 09/01/2012	1,600	1,508
8.38%, 02/01/2011 ^	1,850	1,858
Pokagon Gaming Authority
10.38%, 06/15/2014 - 144A	650	677
Station Casinos, Inc.
6.88%, 03/01/2016 Џ	700	1
Household Durables - 0.5%
Lennar Corp.
12.25%, 06/01/2017 ^	550	631
Sealy Mattress Co.
8.25%, 06/15/2014	625	630
Insurance - 4.3%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,346
Chubb Corp.
6.38%, 03/29/2067 * ^	2,300	2,243
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,595
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	2,245	1,938
Travelers Cos., Inc.
6.25%, 03/15/2037 *	2,385	2,260

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Machinery - 0.7%
Polypore, Inc.
8.75%, 05/15/2012 ^	$550	$551
Valmont Industries, Inc.
6.63%, 04/20/2020	1,100	1,136
Media - 0.4%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010	1,010
Metals & Mining - 3.3%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,740	2,303
Edgen Murray Corp.
12.25%, 01/15/2015 - 144A	1,500	1,256
FMG Finance Property, Ltd.
10.63%, 09/01/2016 - 144A	2,445	2,786
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,000	1,339
Multi-Utilities - 0.9%
Black Hills Corp.
5.88%, 07/15/2020	1,200	1,233
9.00%, 05/15/2014	690	814
Oil, Gas & Consumable Fuels - 5.1%
Berry Petroleum Co.
10.25%, 06/01/2014	1,575	1,740
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	1,280	1,346
Opti Canada, Inc.
8.25%, 12/15/2014 ^	2,655	2,307
Petrohawk Energy Corp.
9.13%, 07/15/2013 ^	2,255	2,351
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	776	910
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	1,060
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	2,115	2,458
Paper & Forest Products - 2.2%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	3,083	2,686
Exopack Holding Corp.
11.25%, 02/01/2014	2,650	2,693
Real Estate Investment Trusts - 2.7%
Dexus Property Group
7.13%, 10/15/2014 - 144A	2,155	2,340
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	1,045	1,070
Kilroy Realty, LP
6.63%, 06/01/2020 - 144A	1,210	1,207
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,720	1,748
Real Estate Management & Development - 0.7%
Post Apartment Homes, LP
5.45%, 06/01/2012	1,600	1,667
Specialty Retail - 1.1%
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,200	1,287
Sally Holdings LLC
9.25%, 11/15/2014 ^	1,250	1,319
Transportation Infrastructure - 1.1%
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/2016	650	782
Martin Midstream Partners & Finance
8.88%, 04/01/2018 - 144A	1,900	1,920
Wireless Telecommunication Services - 2.9%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	3,350	3,372
6.11%, 01/15/2020 - 144A	2,300	2,528
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	1,250	1,238

Total Corporate Debt Securities (cost $140,513)		147,793

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.7%
Diversified Financial Services - 0.7%
Vale Capital II 6.75% ^	22,000	1,763
Total Convertible Preferred Stock (cost $1,657)

PREFERRED STOCKS - 1.1%
Commercial Banks - 0.4%
BB&T Capital Trust VI 9.60% ^	34,000	929
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08% - 144A	1,661	1,757

Total Preferred Stocks (cost $3,003)		2,686

COMMON STOCKS - 1.0%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. ^	18,002	138
Verizon Communications, Inc. ^	75,000	2,179

Total Common Stocks (cost $2,507)		2,317

WARRANT - 1.0%
United States - 0.9%
Wells Fargo & Co. ‡ ^
Expiration: 10/28/2018
Exercise Price: $34.01	278,210	2,390
Total Warrant (cost $2,192)

	Principal	Value

CONVERTIBLE BONDS - 1.8%
Automobiles - 0.5%
Ford Motor Co.
4.25%, 11/15/2016	$730	1,111
Energy Equipment & Services - 0.5%
Transocean, Inc.
1.63%, 12/15/2037	1,250	1,222
Software - 0.8%
Salesforce.com, Inc.
0.75%, 01/15/2015 - 144A	1,500	1,918

Total Convertible Bonds (cost $3,453)		4,251

	Shares	Value

SECURITIES LENDING COLLATERAL - 10.7%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.36% ▲	25,715,136	25,715
Total Securities Lending Collateral (cost $25,715)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% ▲ , dated 07/30/2010, to be repurchased at $3,567 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $3,641.	$3,567	$3,567
Total Repurchase Agreement (cost $3,567)

Total Investment Securities (cost $254,353) #		264,392
Other Assets and Liabilities - Net		(24,446)

Net Assets		$239,946

FORWARD FOREIGN CURRENCY CONTRACT:

		Settlement	Amount in U.S.	Net Unrealized
Currency	Sold	Date	Dollars Sold	Depreciation

Canadian Dollar	(2,500)	10/28/2010	(2,408)	$(21)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $919, or 0.38% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $25,183.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. These securities aggregated $1,863, or 0.78%, of the fund’s net assets.

Џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $254,353. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,892 and $2,853, respectively. Net unrealized appreciation for tax purposes is $10,039.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $98,121, or 40.89%, of the fund’s net assets.

AUD	Australian Dollar

CAD	Canadian Dollar

IO	Interest Only

MXN	Mexican Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Flexible Income
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,296	$—	$9,296
Common Stocks	2,317	—	—	2,317
Convertible Bonds	—	4,251	—	4,251
Convertible Preferred Stock	1,763	—	—	1,763
Corporate Debt Securities	—	147,793	—	147,793
Foreign Government Obligations	—	14,400	—	14,400
Mortgage-Backed Securities	—	23,764	—	23,764
Municipal Government Obligation	—	1,947	—	1,947
Preferred Corporate Debt Securities	—	16,863	—	16,863
Preferred Stocks	2,686	—	—	2,686
Repurchase Agreement	—	3,567	—	3,567
Securities Lending Collateral	25,715	—	—	25,715
U.S. Government Agency Obligation	—	1,680	—	1,680
U.S. Government Obligations	—	5,960	—	5,960
Warrant	2,390	—	—	2,390

Total	$34,871	$229,521	$—	$264,392

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Depreciation	—	$(21)	—	$(21)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Focus
(formerly, Transamerica Legg Mason Partners All Cap)
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.5%
Air Freight & Logistics - 4.0%
CH Robinson Worldwide, Inc.	76,936	$5,016
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. ‡	86,608	4,708
Capital Markets - 0.0% ∞
Teton Advisors, Inc. — Class A ‡	89	1
Commercial Banks - 5.1%
PrivateBancorp, Inc. — Class A	245,076	3,032
SunTrust Banks, Inc. ^	132,723	3,443
Communications Equipment - 7.2%
QUALCOMM, Inc.	241,024	9,178
Computers & Peripherals - 8.7%
Apple, Inc. ‡	42,663	10,975
Diversified Consumer Services - 5.9%
K12, Inc. ‡ ^	140,126	3,650
Strayer Education, Inc.	15,716	3,763
Diversified Financial Services - 4.3%
Bank of America Corp.	389,310	5,466
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. ‡	73,000	2,248
Health Care Equipment & Supplies - 3.1%
Covidien PLC	106,851	3,988
Hotels, Restaurants & Leisure - 10.0%
Marriott International, Inc. — Class A	263,092	8,921
Peet’s Coffee & Tea, Inc. ‡	94,502	3,840
Internet & Catalog Retail - 9.2%
Amazon.com, Inc. ‡	60,881	7,177
priceline.com, Inc. ‡	19,727	4,427
Internet Software & Services - 8.6%
Google, Inc. — Class A ‡	14,617	7,087
QuinStreet, Inc. ‡ ^	132,055	1,591
Rackspace Hosting, Inc. ‡	124,700	2,332
Machinery - 5.0%
Kennametal, Inc. ^	77,083	2,111
PACCAR, Inc.	94,161	4,315
Media - 2.2%
Imax Corp. ‡	182,730	2,827
Professional Services - 4.1%
Robert Half International, Inc. ^	204,857	5,158
Road & Rail - 2.9%
Kansas City Southern ‡	46,078	1,691
Landstar System, Inc.	48,753	1,977
Software - 7.3%
Citrix Systems, Inc. ‡	83,741	4,607
Rosetta Stone, Inc. ‡	104,650	2,243
Rovi Corp. ‡	52,777	2,349
Textiles, Apparel & Luxury Goods - 3.3%
Nike, Inc. - Class B	56,656	4,172

Total Common Stocks (cost $105,386)		122,293

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust Prime Portfolio, 0.36% ▲	3,150,102	3,150
Total Securities Lending Collateral (cost $3,150)

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $4,023 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $4,106.	$4,023	4,023
Total Repurchase Agreement (cost $4,023)

Total Investment Securities (cost $112,559) #		129,466
Other Assets and Liabilities - Net		(2,763)

Net Assets		$126,703

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

^	All or a portion of this security is on loan. The value of all securities on loan is $3,061.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $112,559. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,474 and $3,567, respectively. Net unrealized appreciation for tax purposes is $16,907.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$118,305	$3,988	$—	$122,293
Repurchase Agreement	—	4,023	—	4,023
Securities Lending Collatera	13,150	—	—	3,150

Total	$121,455	$8,011	$—	$129,466

Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	07/31/2010
Equities - Financials	$ ♦	$(♦)	$—	$—	$—	$—	$—

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Growth Opportunities
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Air Freight & Logistics - 6.2%
CH Robinson Worldwide, Inc. ^	197,480	$12,875
Expeditors International of Washington, Inc. ^	137,025	5,843
Auto Components - 3.0%
BorgWarner, Inc. ‡ ^	208,570	9,148
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. ‡ ^	78,000	1,704
Myriad Genetics, Inc. ‡ ^	191,725	2,782
Onyx Pharmaceuticals, Inc. ‡ ^	71,500	1,859
Capital Markets - 4.6%
Cohen & Steers, Inc. ^	219,730	4,900
Greenhill & Co., Inc. ^	86,530	5,888
T. Rowe Price Group, Inc. ^	64,287	3,101
Chemicals - 1.5%
Ecolab, Inc.	95,460	4,669
Commercial Banks - 6.0%
City National Corp. ^	219,215	12,423
Marshall & Ilsley Corp. ^	807,365	5,676
Communications Equipment - 2.4%
Juniper Networks, Inc. ‡ ^	117,840	3,274
Polycom, Inc. ‡ ^	132,000	3,917
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. ‡ ^	67,635	2,473
Construction Materials - 3.4%
Martin Marietta Materials, Inc. ^	119,498	10,206
Consumer Finance - 0.7%
Green Dot Corp. - Class A ‡ ^	45,846	1,994
Diversified Consumer Services - 3.8%
Strayer Education, Inc. ^	47,900	11,467
Diversified Financial Services - 2.9%
MSCI, Inc. - Class A ‡ ^	276,550	8,924
Electrical Equipment - 3.9%
Cooper Industries PLC - Class A	208,645	9,420
Hubbell, Inc. - Class B	48,140	2,272
Energy Equipment & Services - 3.1%
Core Laboratories NV ^	122,240	9,443
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. ‡ ^	137,620	4,237
Health Care Equipment & Supplies - 4.7%
Idexx Laboratories, Inc. ‡ ^	55,645	3,269
Intuitive Surgical, Inc. ‡ ^	28,765	9,445
Masimo Corp. ^	69,400	1,602
Hotels, Restaurants & Leisure - 2.4%
Wynn Resorts, Ltd. ^	83,580	7,328
Internet & Catalog Retail - 2.5%
priceline.com, Inc. ‡ ^	33,250	7,461
Internet Software & Services - 0.8%
Rackspace Hosting, Inc. ‡ ^	133,335	2,493
Life Sciences Tools & Services - 2.2%
Covance, Inc. ‡ ^	72,470	2,809
Illumina, Inc. ‡ ^	85,375	3,827
Machinery - 6.6%
Donaldson Co., Inc. ^	44,700	2,122
Joy Global, Inc. ^	78,750	4,676
Kennametal, Inc. ^	332,165	9,099
PACCAR, Inc. ^	97,500	4,467
Media - 4.2%
Dreamworks Animation SKG, Inc. - Class A ‡ ^	123,800	3,858
Imax Corp. ‡ ^	565,160	8,744
Metals & Mining - 2.3%
Allegheny Technologies, Inc. ^	145,820	6,942
Oil, Gas & Consumable Fuels - 1.3%
Range Resources Corp. ^	108,400	4,024
Pharmaceuticals - 0.5%
Allergan, Inc.	26,300	1,606
Professional Services - 1.5%
Robert Half International, Inc. ^	174,500	4,394
Road & Rail - 3.2%
Kansas City Southern ‡ ^	262,480	9,633
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. - Class A ^	133,150	4,797
Software - 14.4%
Informatica Corp. ‡ ^	212,835	6,413
Intuit, Inc. ‡ ^	228,300	9,075
RealD, Inc. ‡	106,964	1,818
Rovi Corp. ‡ ^	302,425	13,459
Salesforce.com, Inc. ‡ ^	129,940	12,858
Specialty Retail - 1.7%
Carmax, Inc. ‡	73,355	1,548
Guess?, Inc. ^	100,720	3,595
Textiles, Apparel & Luxury Goods - 1.0%
Under Armour, Inc. - Class A ‡ ^	82,580	3,102
Trading Companies & Distributors - 1.5%
WW Grainger, Inc. ^	41,652	4,665

Total Common Stocks (cost $249,639)		297,624

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	77,220,051	77,220
Total Securities Lending Collateral (cost $77,220)

	Principal	Value

REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $8,690 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,866.	$8,690	8,690
Total Repurchase Agreement (cost $8,690)

Total Investment Securities (cost $335,549) #		383,534
Other Assets and Liabilities - Net		(80,686)

Net Assets		$302,848

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Growth Opportunities
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $75,440.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $335,549. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,947 and $8,962, respectively. Net unrealized appreciation for tax purposes is $47,985.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$278,760	$18,864	$—	$297,624
Repurchase Agreement	—	8,690	—	8,690
Securities Lending Collateral	77,220	—	—	77,220

Total	$355,980	$27,554	$—	$383,534

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 4.9%
Boeing Co.	162,926	$11,101
Precision Castparts Corp.	111,233	13,591
United Technologies Corp.	154,368	10,976
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	33,602	2,191
Expeditors International of Washington, Inc.	51,966	2,216
Auto Components - 0.8%
Johnson Controls, Inc.	196,134	5,651
Automobiles - 0.3%
Harley-Davidson, Inc.	68,451	1,864
Biotechnology - 2.5%
Celgene Corp. ‡	234,027	12,907
Vertex Pharmaceuticals, Inc. ‡	164,466	5,536
Capital Markets - 3.7%
Charles Schwab Corp.	604,619	8,942
Goldman Sachs Group, Inc.	67,797	10,225
Morgan Stanley	283,950	7,664
Communications Equipment - 5.0%
Cisco Systems, Inc. ‡	760,510	17,545
Juniper Networks, Inc. ‡	544,042	15,113
QUALCOMM, Inc.	101,366	3,860
Computers & Peripherals - 9.9%
Apple, Inc. ‡	138,136	35,536
Hewlett-Packard Co.	413,452	19,035
NetApp, Inc. ‡	405,047	17,133
Construction & Engineering - 0.5%
Quanta Services, Inc. ‡	168,881	3,628
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	276,338	11,131
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. ‡	284,063	7,934
Energy Equipment & Services - 2.7%
Schlumberger, Ltd.	332,936	19,863
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	132,814	7,532
Whole Foods Market, Inc. ‡ ^	159,579	6,059
Food Products - 3.6%
Kraft Foods, Inc. - Class A	346,868	10,132
Mead Johnson Nutrition Co. - Class A	106,900	5,681
Unilever PLC	367,778	10,451
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	67,344	10,444
Health Care Providers & Services - 3.4%
Express Scripts, Inc. ‡	254,394	11,494
Medco Health Solutions, Inc. ‡	278,240	13,355
Hotels, Restaurants & Leisure - 2.8%
Marriott International, Inc. - Class A	352,074	11,939
Starbucks Corp.	341,858	8,495
Household Products - 1.1%
Colgate-Palmolive Co.	102,098	8,064
Industrial Conglomerates - 1.1%
Koninklijke Philips Electronics NV	258,827	8,065
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. ‡	213,174	25,131
Internet Software & Services - 4.6%
Baidu, Inc. ADR ‡	110,278	8,978
Google, Inc. - Class A ‡	39,380	19,094
Tencent Holdings, Ltd.	293,222	5,647
IT Services - 6.6%
International Business Machines Corp.	79,885	10,257
Mastercard, Inc. - Class A	88,159	18,517
Visa, Inc. - Class A	265,289	19,459
Life Sciences Tools & Services - 0.8%
Illumina, Inc. ‡	131,056	5,875
Machinery - 1.4%
Cummins, Inc.	16,023	1,276
Ingersoll-Rand PLC	229,225	8,586
Media - 3.0%
Walt Disney Co. ^	650,928	21,930
Multiline Retail - 3.3%
Dollar General Corp. ‡	320,440	9,350
Target Corp.	284,633	14,608
Oil, Gas & Consumable Fuels - 2.8%
Occidental Petroleum Corp.	215,333	16,781
Southwestern Energy Co. ‡	85,044	3,100
Pharmaceuticals - 5.1%
Abbott Laboratories	233,430	11,456
Allergan, Inc.	96,146	5,871
Mylan, Inc. ‡ ^	260,992	4,541
Shire PLC ADR	70,148	4,831
Teva Pharmaceutical Industries, Ltd. ADR	208,302	10,176
Road & Rail - 0.9%
Union Pacific Corp.	89,039	6,649
Semiconductors & Semiconductor
Equipment - 3.4%
Broadcom Corp. - Class A	238,638	8,598
Intel Corp.	560,905	11,555
Marvell Technology Group, Ltd. ‡	334,003	4,983
Software - 7.4%
Adobe Systems, Inc. ‡	499,538	14,347
Microsoft Corp.	562,450	14,516
Salesforce.com, Inc. ‡	137,453	13,601
VMware, Inc. - Class A ‡	152,466	11,821
Specialty Retail - 1.7%
Staples, Inc.	357,209	7,262
Tiffany & Co.	117,868	4,959
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	215,901	7,982
Nike, Inc. - Class B	258,299	19,020
Polo Ralph Lauren Corp. - Class A	122,847	9,706

Total Common Stocks (cost $645,985)		715,816

SECURITIES LENDING COLLATERAL - 0.0% ∞
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	60,182	60
Total Securities Lending Collateral (cost $60)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $17,090 on 08/02/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $17,437.	$17,090	17,090
Total Repurchase Agreement (cost $17,090)

Total Investment Securities (cost $663,135) #		732,966
Other Assets and Liabilities - Net		(3,975)

Net Assets		$728,991

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $59.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $663,135. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $81,895 and $12,064, respectively. Net unrealized appreciation for tax purposes is $69,831.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$657,616	$58,200	$—	$715,816
Repurchase Agreement	—	17,090	—	17,090
Securities Lending Collateral	60	—	—	60

Total	$657,676	$75,290	$—	$732,966

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 33.4%
U.S. Treasury Bond
4.50%, 02/15/2036 ^	$100	$110
5.38%, 02/15/2031	300	369
5.50%, 08/15/2028	800	992
6.00%, 02/15/2026 ^	200	259
6.13%, 11/15/2027	350	463
6.38%, 08/15/2027	50	68
6.50%, 11/15/2026	600	819
6.63%, 02/15/2027	200	277
6.75%, 08/15/2026 ^	250	349
7.25%, 05/15/2016	5,500	7,097
7.50%, 11/15/2016	12,450	16,396
8.13%, 08/15/2019	8,150	11,677
8.50%, 02/15/2020 ^	50	74
8.75%, 05/15/2017 - 08/15/2020	6,125	8,805
8.88%, 08/15/2017	30,550	43,734
8.88%, 02/15/2019 ^	8,925	13,222
9.00%, 11/15/2018	1,000	1,490
9.25%, 02/15/2016	7,500	10,457
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,016	1,134
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/2011	18,686	18,963
3.50%, 01/15/2011	2,507	2,542
U.S. Treasury Note
1.38%, 09/15/2012	10,500	10,674
1.75%, 04/15/2013	1,000	1,027
1.88%, 02/28/2014	6,000	6,176
2.38%, 02/28/2015 ^	300	313
2.38%, 03/31/2016	3,000	3,079
2.63%, 12/31/2014	35,000	36,840
3.00%, 09/30/2016	1,000	1,053
3.13%, 10/31/2016 - 04/30/2017	36,200	38,225
3.25%, 12/31/2016 - 03/31/2017	41,950	44,633
3.88%, 05/15/2018	8,330	9,203
4.13%, 05/15/2015	9,100	10,195
4.25%, 11/15/2017	11,250	12,745
4.50%, 11/30/2011 - 05/15/2017	13,180	14,920
4.63%, 02/15/2017	3,750	4,316
4.75%, 08/15/2017 ^	500	582
U.S. Treasury STRIPS
0.68%, 02/15/2013 ▲	7,000	6,878
1.08%, 02/15/2014 ▲	4,500	4,330
1.20%, 05/15/2014 ▲	5,400	5,159
1.31%, 08/15/2014 ▲	4,000	3,793
1.51%, 02/15/2015 ▲	5,100	4,759
2.09%, 05/15/2016 ▲	200	177
2.28%, 11/15/2016 ▲	150	130
2.34%, 02/15/2017 ▲	3,960	3,397
2.44%, 08/15/2017 ▲	300	253
2.51%, 11/15/2017 ^ ▲	3,625	3,021
2.51%, 02/15/2018 ▲	2,100	1,737
2.63%, 08/15/2018 ▲	550	445
2.95%, 05/15/2019 ^ ▲	3,090	2,389
3.00%, 08/15/2019 ▲	2,350	1,792
3.22%, 05/15/2020 ^ ▲	3,400	2,482
3.28%, 08/15/2020 ▲	950	684
3.31%, 11/15/2020 ▲	700	498
3.47%, 08/15/2021 ▲	400	273
3.55%, 02/15/2022 ▲	400	266
3.79%, 02/15/2024 ▲	75	45
3.82%, 05/15/2024 ▲	300	177
3.85%, 08/15/2024 ▲	475	278
3.87%, 11/15/2024 ^ ▲	1,600	925
3.89%, 02/15/2025 ▲	1,150	655
3.91%, 05/15/2025 ▲	700	395
3.92%, 08/15/2025 ^ ▲	400	223
3.96%, 05/15/2026 ▲	600	323
4.00%, 02/15/2027 ^ ▲	200	104
4.03%, 08/15/2027 ▲	100	51
4.05%, 11/15/2027 ^ ▲	350	175
4.06%, 02/15/2028 ▲	850	420
4.08%, 05/15/2028 ▲	100	49
4.12%, 02/15/2029 ^ ▲	1,950	912
4.13%, 05/15/2029 ^ ▲	100	46
4.15%, 08/15/2029 ▲	500	229
4.22%, 11/15/2031 ▲	100	41
4.22%, 02/15/2032 ▲	50	20
4.30%, 02/15/2030 ▲	50	22
4.79%, 05/15/2036 ▲	100	33

Total U.S. Government Obligations (cost $363,939)		380,864

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.3%
Fannie Mae, PO
04/25/2019 - 01/25/2040	9,467	8,669
Fannie Mae, IO
0.64%, 10/25/2016 *	1,298	15
4.67%, 07/25/2040 *	5,985	614
5.00%, 07/25/2039	840	133
5.57%, 10/25/2039 *	1,502	168
5.67%, 02/25/2038 *	1,455	162
5.85%, 12/25/2039 *	416	46
6.07%, 07/25/2037 *	4,047	433
6.12%, 10/25/2037 - 12/25/2037 *	2,708	344
6.29%, 07/25/2037 *	4,490	583
6.33%, 01/25/2038 *	523	50
6.66%, 03/25/2038 *	1,568	182
6.77%, 02/25/2040 *	1,867	248
Fannie Mae
0.53%, 10/27/2037 *	2,000	1,997
0.55%, 02/25/2036 - 03/25/2045 *	896	890
0.57%, 10/25/2046 *	838	834
0.59%, 11/25/2046 *	1,904	1,895
0.63%, 03/25/2036 *	610	607
0.73%, 06/25/2037 - 05/25/2042 *	1,585	1,578
0.78%, 07/25/2034 *	1,146	1,144
2.86%, 07/05/2014 ▲	4,000	3,718
3.27%, 06/01/2017 ▲	800	652
3.50%, 12/25/2018	3,000	3,128
4.00%, 12/25/2039	1,927	2,037
4.20%, 11/15/2021 ▲	1,000	630
4.50%, 12/25/2017 - 02/25/2039	11,461	12,304
4.55%, 03/01/2036 *	620	648
4.55%, 06/25/2043	426	458

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Fannie Mae (continued)
4.75%, 09/25/2018	$1,000	$1,093
5.00%, 04/25/2016 - 06/25/2040	18,678	20,355
5.38%, 06/12/2017	20,000	23,655
5.50%, 01/01/2018 - 03/25/2036	30,439	33,148
5.50%, 07/01/2037 *	377	401
5.54%, 11/01/2037 *	520	554
5.59%, 12/01/2036 *	658	699
5.61%, 01/25/2032	402	401
5.63%, 09/01/2036 *	279	296
5.67%, 11/01/2036 - 04/01/2037 *	395	420
5.72%, 08/01/2037 *	559	595
5.75%, 08/25/2034	1,000	1,103
5.83%, 12/01/2036 *	344	366
5.84%, 11/01/2036 *	810	863
5.90%, 02/25/2015	547	551
5.90%, 09/01/2037 *	47	50
5.91%, 04/01/2036 *	714	765
5.94%, 07/01/2037 *	314	334
5.95%, 06/25/2040	938	1,027
5.96%, 09/01/2037 *	450	485
5.98%, 05/01/2036 *	863	911
6.00%, 03/01/2019 - 09/25/2046	31,545	34,561
6.03%, 02/01/2037 *	257	275
6.12%, 07/01/2037 *	410	438
6.13%, 02/25/2040	1,119	1,242
6.16%, 11/01/2037 *	429	456
6.17%, 08/01/2036 *	192	206
6.20%, 06/01/2036 *	478	502
6.24%, 10/01/2036 *	374	394
6.31%, 02/01/2037 *	472	501
6.32%, 09/01/2036 *	517	545
6.43%, 03/25/2040	948	1,035
6.50%, 05/25/2017 - 07/25/2042	24,135	26,532
6.62%, 09/01/2036 *	190	200
6.75%, 04/25/2037	1,358	1,478
7.00%, 12/25/2033 - 02/25/2044	6,654	7,475
7.46%, 12/25/2042	284	335
7.50%, 05/17/2024 - 12/25/2045	4,702	5,358
8.00%, 02/25/2023 - 10/01/2031	3,239	3,761
8.74%, 11/25/2037	1,654	1,942
15.54%, 01/25/2034 *	210	254
16.05%, 08/25/2035 - 10/25/2035 *	706	895
16.97%, 09/25/2024 *	573	837
19.23%, 05/25/2035 *	1,036	1,447
21.57%, 04/25/2037 *	667	923
23.36%, 11/25/2035 *	521	777
Federal Farm Credit Bank
5.13%, 11/15/2018	2,000	2,310
Financing Corp.
3.68%, 09/26/2019 ▲	500	360
Freddie Mac
0.59%, 08/15/2023 *	1,449	1,441
0.64%, 04/15/2035 - 03/15/2036 *	1,456	1,451
4.00%, 01/15/2018	812	863
4.13%, 12/21/2012 ^	8,300	8,942
4.25%, 10/15/2030	1,000	1,022
4.50%, 07/01/2014 - 07/15/2039	14,508	15,692
4.69%, 03/01/2036 *	1,250	1,310
4.79%, 10/25/2037	1,155	1,187
4.88%, 05/17/2017	10,650	12,311
5.00%, 11/17/2017 ^	28,430	33,032
5.00%, 10/01/2018 - 07/15/2033	13,470	14,760
5.13%, 11/17/2017 ^	12,000	14,018
5.30%, 06/15/2012	671	722
5.32%, 05/01/2038 *	288	304
5.50%, 08/23/2017 - 05/15/2038	27,498	30,237
5.66%, 04/01/2037 *	209	224
5.73%, 06/01/2037 *	568	613
5.74%, 05/01/2037 *	376	399
5.75%, 10/15/2035	2,466	2,623
5.76%, 05/01/2037 *	1,095	1,165
5.80%, 05/01/2037 *	350	374
5.84%, 05/01/2036 *	354	373
5.86%, 11/01/2036 *	465	495
5.87%, 04/01/2037 *	339	361
5.93%, 04/01/2037 *	181	195
5.94%, 03/01/2037 *	822	876
5.95%, 11/01/2036 *	124	132
6.00%, 08/15/2021 - 06/15/2038	14,764	16,049
6.03%, 10/01/2037 *	466	498
6.12%, 05/01/2037 *	375	401
6.17%, 12/01/2036 *	852	902
6.25%, 10/15/2023	1,343	1,437
6.27%, 09/01/2037 *	508	545
6.30%, 10/01/2036 *	490	516
6.35%, 12/01/2036 *	1,072	1,133
6.36%, 10/01/2037 *	879	945
6.43%, 02/01/2037 *	469	506
6.50%, 02/15/2026 - 09/25/2043	16,365	18,025
6.83%, 11/15/2021 * Ə	1,900	2,105
7.00%, 12/15/2036 Ə	3,000	3,348
7.00%, 02/25/2043 - 07/25/2043	759	874
7.15%, 11/15/2046 * Ə	3,040	3,435
7.50%, 11/15/2036 - 12/15/2036 Ə	4,100	4,664
7.50%, 10/01/2037 - 09/25/2043	1,730	1,962
8.49%, 11/15/2033 *	84	83
8.50%, 09/01/2015	216	238
8.61%, 11/15/2033 *	403	362
8.64%, 10/15/2033 *	345	332
9.08%, 12/15/2028 *	549	575
10.00%, 03/17/2026 - 10/01/2030	1,678	1,976
11.00%, 02/17/2021	765	848
14.22%, 06/15/2033 *	364	430
15.64%, 10/15/2033 *	171	190
15.78%, 10/15/2033 *	426	475
16.36%, 02/15/2040 *	500	698
16.60%, 02/15/2038 *	168	205
19.20%, 07/15/2035 *	163	198
20.04%, 08/15/2031 *	278	383
20.64%, 05/15/2035 *	163	194
23.22%, 06/15/2035 *	138	162
Freddie Mac, PO
03/15/2019 - 10/15/2039	7,012	6,572

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Freddie Mac, IO
5.50%, 07/15/2037	$848	$123
6.00%, 12/15/2039 *	2,558	378
6.06%, 01/15/2037 *	1,812	199
6.11%, 11/15/2037 *	284	34
6.36%, 01/15/2019 *	2,254	143
6.46%, 09/15/2039 *	1,639	258
7.36%, 08/15/2036 *	8,685	1,060
Freddie Mac Re-REMIC
6.00%, 05/15/2036	2,951	3,294
Ginnie Mae, PO
01/17/2033 - 11/16/2037	1,770	1,650
Ginnie Mae, IO
5.49%, 02/20/2038 *	671	45
5.61%, 02/20/2039 - 06/20/2039 *	2,302	187
5.70%, 02/20/2039 *	776	63
5.71%, 08/16/2039 *	4,578	401
5.76%, 11/20/2034 *	1,992	294
5.81%, 07/20/2038 *	4,392	532
5.86%, 03/20/2037 - 06/20/2038 *	9,962	871
5.96%, 03/20/2039 *	862	81
6.06%, 11/16/2039 *	2,958	288
6.06%, 12/20/2038 *	1,548	152
6.19%, 12/20/2037 *	322	38
6.21%, 11/16/2033 *	375	58
6.21%, 11/20/2037 *	474	53
6.50%, 03/20/2039	435	52
7.26%, 09/20/2038 *	396	44
7.36%, 04/16/2038 *	236	30
Ginnie Mae
0.54%, 04/16/2037 *	265	263
5.50%, 05/16/2019 - 09/20/2039	6,364	7,037
5.75%, 02/20/2036 - 08/20/2036	4,117	4,414
5.87%, 10/20/2033	966	1,062
6.00%, 04/20/2020 - 12/20/2035	2,026	2,303
6.50%, 04/20/2028 - 12/15/2035	4,353	4,826
7.00%, 09/15/2031 - 08/16/2039	2,073	2,363
7.00%, 09/20/2034 *	97	103
7.28%, 03/17/2033 *	392	412
7.50%, 12/20/2029 - 10/15/2037	3,490	3,964
8.66%, 04/20/2034 *	473	500
14.08%, 11/17/2032 *	150	187
16.52%, 02/20/2034 *	73	93
Tennessee Valley Authority
5.25%, 09/15/2039	40	44
Tennessee Valley Authority Generic STRIPS Zero Coupon, 05/01/2019	500	364

Total U.S. Government Agency Obligations (cost $472,806)		481,929

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Province of Manitoba Canada
2.13%, 04/22/2013	100	103
Province of Ontario Canada
2.70%, 06/16/2015 ^	700	719
2.95%, 02/05/2015 ^	515	537

Total Foreign Government Obligations (cost $1,314)		1,359

MORTGAGE-BACKED SECURITIES - 8.1%
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A *	432	452
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A	1,650	1,701
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A	1,100	1,115
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	1,900	1,804
ASG Resecuritization Trust
Series 2009-1, Class A60
5.52%, 06/26/2037 - 144A *	245	249
Series 2009-2, Class A55
5.64%, 05/24/2036 - 144A *	414	427
Series 2009-3, Class A65
5.59%, 03/26/2037 - 144A *	1,457	1,451
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	333	340
Series 2010-3, Class 2A22
0.52%, 10/28/2036 - 144A *	1,500	1,455
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	204	208
Series 2003-11, Class 2A1
6.00%, 01/25/2034	271	277
Series 2003-7, Class 2A4
5.00%, 09/25/2018	696	714
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	347	354
Series 2004-1, Class 5A1
5.50%, 02/25/2019	130	130
Series 2004-6, Class 3A2
6.00%, 07/25/2034	465	474
Series 2004-8, Class 3A1
5.50%, 09/25/2019	164	169
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	310
Series 2005-3, Class AM
4.73%, 07/10/2043	800	694
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	216
Series 2006-3, Class A4
5.89%, 07/10/2044	600	630
Series 2006-4, Class A4
5.63%, 07/10/2046	500	526
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	952	969
Series 2004-3, Class 1A7
5.50%, 10/25/2034	209	209
Series 2004-C, Class 1A1
5.03%, 12/20/2034 *	406	411
Series 2010-R4, Class 5A1
0.48%, 07/26/2036 - 144A *	583	555
Series 2010-R5, Class 5A6
0.63%, 05/26/2037 - 144A *	3,207	3,124
Series 2010-R7, Class A1
0.51%, 06/25/2046 - 144A *	1,395	1,351

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.88%, 05/25/2018 *	$218	$207
Series 2003-6, Class 2A1
0.78%, 08/25/2018 *	383	369
Series 2003-C, Class 3A1
3.03%, 04/25/2033 *	516	536
Series 2003-E, Class 2A2
2.87%, 06/25/2033 *	620	587
Series 2004-3, Class 1A23
4.50%, 04/25/2034	161	161
Series 2004-3, Class 3A1
5.00%, 04/25/2019	299	303
Series 2004-5, Class 4A1
4.75%, 06/25/2019	243	243
Series 2004-C, Class 2A2
3.01%, 04/25/2034 *	1,283	1,276
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	327	330
Series 2009-RR14, Class 3A2
3.03%, 08/26/2035 - 144A	500	470
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	936	926
Series 2010-RR5, Class 2A5
5.18%, 04/26/2037 - 144A	1,000	991
Series 2010-RR6, Class 22A3
5.50%, 06/26/2036 - 144A	1,000	1,000
Series 2010-RR6, Class 5A1
5.50%, 11/26/2037 - 144A	817	817
Series 2010-RR7, Class 15A1
1.13%, 01/26/2036 - 144A *	1,421	1,293
Series 2010-RR7, Class 16A1
1.10%, 02/26/2047 - 144A *	985	911
Series 2010-RR7, Class 1A5
5.03%, 04/26/2035 - 144A *	2,425	2,448
Series 2010-RR7, Class 2A1
5.10%, 07/26/2045 - 144A *	2,470	2,496
Series 2010-RR8, Class 3A3
5.12%, 05/26/2035 - 144A *	900	919
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
5.00%, 07/25/2033	385	397
Series 2004-2, Class 14A
5.13%, 05/25/2034 *	502	524
Series 2005-5, Class A1
2.34%, 08/25/2035 *	502	479
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.46%, 03/11/2039 *	200	215
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	154	125
Chase Mortgage Finance Corp.
Series 2003-S2, Class A1
5.00%, 03/25/2018	598	612
Series 2007-A1, Class 2A1
2.89%, 02/25/2037	916	918
Series 2007-A1, Class 9A1
4.44%, 02/25/2037 *	389	396
Series 2007-A2, Class 1A1
2.90%, 07/25/2037 *	173	170
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 05/25/2033	234	236
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	1,000	1,084
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	189	122
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	250	258
Series 2003-39, Class A6
5.00%, 10/25/2033	706	694
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,418	1,412
Series 2004-8, Class 2A1
4.50%, 06/25/2019	208	211
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	385	404
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 5A3
5.25%, 11/25/2033	709	728
Series 2003-29, Class 5A1
7.00%, 12/25/2033	331	339
Series 2003-29, Class 8A1
6.00%, 11/25/2018	181	185
Series 2003-AR15, Class 3A1
2.72%, 06/25/2033 *	464	454
Series 2004-8, Class 3A5
5.50%, 12/25/2034	1,096	1,139
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039	600	617
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	604	604
Series 2010-11R, Class A1
1.33%, 06/28/2047 - 144A *	1,453	1,458
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600	600
Deutsche ALT-A Securities Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.59%, 02/25/2020 *	408	396
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	290	298
First Union National Bank Commercial Mortgage
Series 2000-C2, Class B
7.28%, 10/15/2032 *	150	150
GMAC Mortgage Corp. Loan Trust
Series 2003-AR1, Class A4
3.90%, 10/19/2033 *	316	312
Series 2003-AR2, Class 2A4
3.70%, 12/19/2033	1,592	1,558
Series 2004-J2, Class A2
0.83%, 06/25/2034 *	320	295

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
GMAC Mortgage Corp. Loan Trust (continued)
Series 2004-J5, Class A7
6.50%, 01/25/2035	$687	$719
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	483	496
Series 2010-1, Class A
4.25%, 07/25/2040 - 144A	1,214	1,216
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	654	691
Series 2005-5F, Class 2A3
5.50%, 06/25/2035	656	665
Series 2005-5F, Class 8A3
0.83%, 06/25/2035 *	718	647
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	187	193
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.28%, 01/12/2043 *	385	407
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
4.29%, 07/25/2034 *	284	290
Series 2004-A4, Class 1A1
4.61%, 09/25/2034 *	381	391
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	181	187
Series 2005-A1, Class 3A4
5.01%, 02/25/2035 *	688	691
Series 2005-A1, Class 5A1
4.48%, 02/25/2035 *	647	654
Series 2006-A2, Class 4A1
2.96%, 08/25/2034 *	739	722
Series 2006-A3, Class 6A1
3.06%, 08/25/2034 *	198	179
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	160
Series 2006-C4, Class A4
5.88%, 06/15/2038	400	429
LVII Resecuritization Trust
Series 2009-2, Class A3
3.00%, 09/27/2037 - 144A	1,000	998
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
2.92%, 11/21/2034 *	249	249
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	284	289
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	244	254
Series 2003-3, Class 3A18
5.50%, 04/25/2033	644	672
Series 2003-7, Class 4A1
4.25%, 09/25/2033	367	367
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	481	308
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.87%, 07/25/2033 *	240	244
Series 2003-A5, Class 2A6
2.60%, 08/25/2033 *	245	234
Series 2004-A4, Class A2
2.80%, 08/25/2034 *	394	400
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.65%, 05/12/2039 *	730	799
MLCC Mortgage Investors, Inc.
Series 2004-D, Class A2
0.75%, 08/25/2029 *	514	466
Morgan Stanley Capital I
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	200	214
Series 2007-T27, Class A4
5.65%, 06/11/2042 *	200	215
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	44	31
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	418	432
RBSSP Resecuritization Trust
Series 2010-4, Class 12A1
4.50%, 03/26/2021 - 144A	1,111	1,130
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6
4.25%, 01/25/2033	261	263
Series 2003-QS13, Class A5
0.98%, 07/25/2033 *	655	523
Series 2003-QS18, Class A1
5.00%, 09/25/2018	251	254
Series 2004-QS7, Class A4
5.50%, 05/25/2034	351	289
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	190	189
Residential Funding Mortgage Securities I
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	257	263
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.69%, 09/25/2033 *	799	776
Series 2003-UP1, Class A
3.45%, 04/25/2032 - 144A	78	66
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.83%, 06/25/2033 *	247	226
Series 2003-32, Class 1A1
5.15%, 11/25/2033 *	323	338
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	256	248
Series 2003-35, Class 3A1
0.83%, 12/25/2033 *	917	868
Series 2003-37A, Class 2A
5.00%, 12/25/2033 *	450	461
Series 2004-5H, Class A4
5.54%, 12/25/2033	500	497

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.08%, 03/25/2044 *	$281	$268
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039 *	650	720
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	531	602
Series 1998-2, Class 1G
6.75%, 06/15/2028	885	1,065
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.70%, 06/25/2033 *	265	260
Series 2003-AR7, Class A7
2.68%, 08/25/2033 *	517	499
Series 2003-AR8, Class A
2.82%, 08/25/2033 *	172	172
Series 2003-AR9, Class 1A6
2.83%, 09/25/2033 *	876	875
Series 2003-S4, Class 2A10
16.56%, 06/25/2033 *	80	83
Series 2003-S8, Class A4
4.50%, 09/25/2018	601	616
Series 2003-S9, Class A8
5.25%, 10/25/2033	400	381
Series 2004-AR14, Class A1
2.73%, 01/25/2035	3	3
Series 2004-AR3, Class A1
2.71%, 06/25/2034	118	113
Series 2004-AR3, Class A2
2.71%, 06/25/2034 *	1,218	1,207
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	284	294
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	836	867
Series 2004-S1, Class 1A3
0.73%, 03/25/2034 *	509	497
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	561	565
WaMu MSC Mortgage Pass-Through Certificates
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	252	259
Wells Fargo Mortgage Backed Securities Trust
Series 2003-15, Class 1A1
4.75%, 12/25/2018	409	424
Series 2003-3, Class 2A1
5.25%, 04/25/2033	1,031	1,050
Series 2003-J, Class 2A5
4.44%, 10/25/2033 *	57	58
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	144	143
Series 2004-7, Class 2A2
5.00%, 07/25/2019	652	683
Series 2004-E, Class A8
4.86%, 05/25/2034 *	345	347
Series 2004-EE, Class 2A1
2.90%, 12/25/2034 *	678	686
Series 2004-EE, Class 2A2
2.90%, 12/25/2034 *	169	167
Series 2004-EE, Class 3A1
3.13%, 12/25/2034 *	161	158
Series 2004-EE, Class 3A2
3.13%, 12/25/2034 *	241	234
Series 2004-I, Class 1A1
3.25%, 07/25/2034 *	197	194
Series 2004-U, Class A1
3.16%, 10/25/2034 *	1,950	1,861
Series 2004-V, Class 1A1
2.93%, 10/25/2034 *	394	389
Series 2004-V, Class 1A2
2.93%, 10/25/2034 *	176	175
Series 2005-13, Class A1
5.00%, 11/25/2020	429	440
Series 2005-AR8, Class 2A1
2.98%, 06/25/2035 *	292	294

Total Mortgage-Backed Securities (cost $90,491)		91,937

ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 - 144A	100	102
Series 2010-1, Class A3
1.45%, 05/15/2014	330	333
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	135	135
Series 2010-1, Class A3
1.66%, 03/17/2014	95	96
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013 - 144A	100	101
Series 2009-3A, Class A3
1.67%, 12/16/2013 - 144A	105	106
Series 2010-1A, Class A3
1.39%, 03/15/2014 - 144A	260	262
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	185	189
Series 2010-2, Class A2
0.91%, 10/15/2012	540	541
Series 2010-2, Class A3
1.31%, 07/15/2014	310	312
Series 2010-2, Class A4
1.94%, 06/15/2017	510	518
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	200	202
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A4
4.50%, 11/25/2034	617	599
Series 2003-6, Class 1A5
5.35%, 11/25/2034	500	462
Citibank Credit Card Issuance Trust
Series 2007-A7, Class A7
0.69%, 08/20/2014 *	1,000	1,002
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	25	25
Series 2010-A, Class A3
1.54%, 07/15/2014	635	642

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - (continued)
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.61%, 01/20/2035 *	$107	$93
Series 2006-1, Class A1
0.50%, 01/20/2036 *	199	177
Series 2007-1, Class A2F
5.60%, 03/20/2036	200	205
Series 2007-1, Class AS
0.54%, 03/20/2036 *	213	194
Series 2007-3, Class APT
1.54%, 11/20/2036 *	155	131
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A1
0.31%, 05/13/2011	2,373	2,374
Series 2010-1, Class A3
1.42%, 08/15/2014	250	253
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
1.08%, 01/25/2035 *	82	80
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI4
5.46%, 05/25/2032	627	635
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.60%, 06/25/2035 *	400	362
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	338	311
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	115	116
Series 2009-2, Class A4
2.53%, 06/17/2013	115	119
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	282

Total Asset-Backed Securities (cost $10,856)		10,959

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ∞
State of Illinois
5.10%, 06/01/2033	85	69
Total Municipal Government Obligation (cost $80)

CORPORATE DEBT SECURITIES - 8.7%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.
4.25%, 11/15/2019 ^	150	160
5.72%, 06/01/2040 - 144A	108	119
United Technologies Corp.
8.88%, 11/15/2019	250	345
Automobiles - 0.1%
Daimler Finance North America LLC
6.50%, 11/15/2013 ^	80	90
7.30%, 01/15/2012 ^	460	498
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 - 144A	60	69
7.75%, 01/15/2019 - 144A	650	810
Diageo Capital PLC
4.83%, 07/15/2020	90	98
Diageo Finance BV
5.50%, 04/01/2013	290	320
PepsiCo, Inc.
7.90%, 11/01/2018 ^	100	131
SABMiller PLC
5.50%, 08/15/2013 - 144A	90	99
Biotechnology - 0.0% ∞
Amgen, Inc.
4.50%, 03/15/2020 ^	56	60
5.75%, 03/15/2040	165	185
Capital Markets - 1.0%
Bank of New York Mellon Corp.
2.95%, 06/18/2015	675	697
4.60%, 01/15/2020	40	43
BlackRock, Inc.
6.25%, 09/15/2017 ^	175	205
BP Capital Markets PLC
3.88%, 03/10/2015 ^	330	315
Charles Schwab Corp.
4.95%, 06/01/2014	100	110
Deutsche Bank AG/London
2.38%, 01/11/2013	250	253
3.88%, 08/18/2014	100	105
Goldman Sachs Group, Inc.
3.63%, 08/01/2012 ^	225	232
3.70%, 08/01/2015	563	567
5.38%, 03/15/2020 ^	390	401
6.00%, 06/15/2020 ^	122	131
6.15%, 04/01/2018	200	216
6.25%, 09/01/2017 ^	650	710
6.75%, 10/01/2037	200	204
7.50%, 02/15/2019 ^	1,300	1,511
Jefferies Group, Inc.
6.25%, 01/15/2036	260	230
6.45%, 06/08/2027 ^	180	170
8.50%, 07/15/2019	295	336
Morgan Stanley
4.00%, 07/24/2015 ^	333	333
4.20%, 11/20/2014	156	158
5.63%, 09/23/2019	610	620
6.25%, 08/28/2017 ^	250	267
6.63%, 04/01/2018 ^	200	218
7.30%, 05/13/2019 ^	1,000	1,130
Morgan Stanley - Series F
5.55%, 04/27/2017 ^	170	175
Nomura Holdings, Inc.
6.70%, 03/04/2020 ^	263	291
UBS AG
3.88%, 01/15/2015	600	616
UBS AG/Stamford CT
4.88%, 08/04/2020	525	529
5.88%, 12/20/2017 ^	110	121
Chemicals - 0.1%
Dow Chemical Co.
4.85%, 08/15/2012 ^	190	201
8.55%, 05/15/2019	350	438

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - (continued)
Chemicals - (continued)
PPG Industries, Inc.
5.75%, 03/15/2013	$120	$131
7.40%, 08/15/2019	300	356
9.00%, 05/01/2021	310	399
Praxair, Inc.
4.38%, 03/31/2014	375	409
5.20%, 03/15/2017	150	168
Commercial Banks - 1.4%
ANZ National International, Ltd./London
2.38%, 12/21/2012 - 144A	105	106
Bank of Nova Scotia
3.40%, 01/22/2015 ^	205	216
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/2015 - 144A	227	241
Barclays Bank PLC
2.50%, 01/23/2013	150	151
3.90%, 04/07/2015 ^	170	176
5.00%, 09/22/2016 ^	100	107
5.13%, 01/08/2020 ^	350	363
5.20%, 07/10/2014	125	136
6.75%, 05/22/2019 ^	400	462
BB&T Corp.
3.38%, 09/25/2013 ^	195	203
3.85%, 07/27/2012 ^	485	508
3.95%, 04/29/2016 ^	515	534
4.90%, 06/30/2017	250	260
5.25%, 11/01/2019	90	94
6.85%, 04/30/2019 ^	250	297
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015 - 144A	1,750	1,775
HSBC Bank PLC
3.50%, 06/28/2015 - 144A	1,175	1,217
KeyBank NA
5.80%, 07/01/2014 ^	250	272
M&T Bank Corp.
5.38%, 05/24/2012	80	85
National Australia Bank, Ltd.
2.50%, 01/08/2013 - 144A ^	400	408
3.75%, 03/02/2015 - 144A	280	293
National City Corp.
4.90%, 01/15/2015 ^	165	179
PNC Funding Corp.
3.00%, 05/19/2014 ^	180	184
5.13%, 02/08/2020 ^	250	265
5.25%, 11/15/2015	260	281
6.70%, 06/10/2019 ^	150	176
Rabobank Nederland NV
3.20%, 03/11/2015 - 144A	500	514
Toronto-Dominion Bank
2.20%, 07/29/2015 - 144A	295	295
U.S. Bancorp
2.00%, 06/14/2013	540	553
2.88%, 11/20/2014	121	125
Wachovia Bank NA
0.87%, 03/15/2016 *	450	414
5.00%, 08/15/2015	500	539
6.00%, 11/15/2017 ^	650	720
Wachovia Corp.
5.50%, 05/01/2013	420	461
5.75%, 06/15/2017 - 02/01/2018 ^	2,170	2,415
Wells Fargo & Co.
3.75%, 10/01/2014 ^	390	408
5.63%, 12/11/2017 ^	100	111
Westpac Banking Corp.
4.88%, 11/19/2019	350	369
Commercial Services & Supplies - 0.0% ∞
Browning-Ferris Industries, Inc.
9.25%, 05/01/2021	105	131
Waste Management, Inc.
4.75%, 06/30/2020 ^	319	331
Communications Equipment - 0.0% ∞
Cisco Systems, Inc.
4.45%, 01/15/2020 ^	150	161
5.50%, 01/15/2040 ^	50	52
5.90%, 02/15/2039	100	110
Computers & Peripherals - 0.0% ∞
Dell, Inc.
5.65%, 04/15/2018 ^	90	102
Consumer Finance - 0.2%
American Express Co.
7.00%, 03/19/2018 ^	400	472
American Express Credit Corp.
7.30%, 08/20/2013	200	229
Capital One Financial Corp.
6.75%, 09/15/2017 ^	180	210
7.38%, 05/23/2014 ^	75	87
HSBC Finance Corp.
4.75%, 07/15/2013 ^	165	175
5.00%, 06/30/2015 ^	455	484
5.50%, 01/19/2016 ^	260	283
Toyota Motor Credit Corp.
3.20%, 06/17/2015 ^	385	402
Diversified Financial Services - 1.9%
Allstate Life Global Funding Trust
5.38%, 04/30/2013 ^	200	220
Associates Corp.
6.95%, 11/01/2018	700	763
Bank of America Corp. - Series L
7.38%, 05/15/2014 ^	650	745
Bank of America Corp.
4.50%, 04/01/2015 ^	219	226
5.63%, 07/01/2020 ^	1,340	1,383
5.65%, 05/01/2018 ^	700	733
6.50%, 08/01/2016 ^	500	557
Capital One Bank USA NA
8.80%, 07/15/2019	500	636
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	124
Caterpillar Financial Services Corp. - Series F
5.85%, 09/01/2017 ^	150	172
7.05%, 10/01/2018	150	184

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - (continued)
Diversified Financial Services - (continued)
Citigroup, Inc.
4.75%, 05/19/2015 ^	$62	$64
5.50%, 10/15/2014 ^	175	185
6.00%, 12/13/2013	500	538
6.00%, 08/15/2017	615	651
6.13%, 11/21/2017 ^	345	369
6.38%, 08/12/2014 ^	310	337
6.50%, 08/19/2013 ^	110	121
8.13%, 07/15/2039	100	122
8.50%, 05/22/2019 ^	550	668
Countrywide Financial Corp.
6.25%, 05/15/2016 ^	400	424
Credit Suisse USA, Inc.
5.13%, 08/15/2015 ^	170	187
Credit Suisse/New York NY
5.30%, 08/13/2019 ^	600	658
6.00%, 02/15/2018 ^	400	435
General Electric Capital Corp.
3.50%, 06/29/2015 ^	2,000	2,035
5.40%, 02/15/2017 ^	400	431
5.50%, 06/04/2014 ^	685	754
5.50%, 01/08/2020 ^	1,140	1,230
5.63%, 09/15/2017 ^	1,500	1,626
6.00%, 08/07/2019 ^	1,420	1,572
Goldman Sachs Group, LP
8.00%, 03/01/2013 - 144A	325	364
International Lease Finance Corp.
5.25%, 01/10/2013	100	95
John Deere Capital Corp.
5.75%, 09/10/2018	100	116
MassMutual Global Funding II
2.88%, 04/21/2014 - 144A	100	104
3.63%, 07/16/2012 - 144A	600	626
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015 ^	650	691
5.45%, 02/05/2013 ^	390	416
6.88%, 04/25/2018	100	112
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017 ^	650	703
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	25	26
Diversified Telecommunication Services - 0.6%
AT&T Corp.
8.00%, 11/15/2031	785	1,021
AT&T, Inc.
5.50%, 02/01/2018	300	338
5.88%, 02/01/2012 ^	400	428
6.30%, 01/15/2038 ^	500	557
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	163	178
7.00%, 10/01/2025 ^	300	347
British Telecommunications PLC
5.95%, 01/15/2018	200	214
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 ^	395	448
France Telecom SA
8.50%, 03/01/2031	130	181
GTE Corp.
8.75%, 11/01/2021	250	332
Telecom Italia Capital SA
4.95%, 09/30/2014 ^	250	261
7.00%, 06/04/2018	150	168
Telefonica Emisiones SAU
6.22%, 07/03/2017 ^	150	168
Verizon Global Funding Corp.
5.85%, 09/15/2035 ^	175	185
7.75%, 12/01/2030	250	319
Verizon Maryland, Inc.
7.15%, 05/01/2023	600	625
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	270
Electric Utilities - 0.6%
Appalachian Power Co.
5.95%, 05/15/2033	50	52
Carolina Power & Light Co.
5.30%, 01/15/2019	80	91
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	222
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154	169
Consumers Energy Co.
6.70%, 09/15/2019	100	121
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156	167
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200	203
Enel Finance International SA
5.13%, 10/07/2019 - 144A	200	209
Florida Power & Light Co.
5.95%, 10/01/2033	150	169
Indiana Michigan Power Co.
7.00%, 03/15/2019 ^	338	404
Jersey Central Power & Light Co.
7.35%, 02/01/2019	330	399
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55	60
MidAmerican Energy, Co.
5.30%, 03/15/2018	500	564
Nevada Power Co. - Series V
7.13%, 03/15/2019 ^	100	122
Nevada Power Co.
6.50%, 08/01/2018	50	59
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50	53
NiSource Finance Corp.
10.75%, 03/15/2016	305	397
Northern States Power Co.
5.35%, 11/01/2039	19	20
6.25%, 06/01/2036	100	120
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	375	444
Pacific Gas & Electric Co.
5.40%, 01/15/2040 ^	42	44
6.05%, 03/01/2034 ^	60	68
8.25%, 10/15/2018 ^	150	194
PacifiCorp
5.65%, 07/15/2018	100	116
6.25%, 10/15/2037	200	236
Progress Energy, Inc.
4.88%, 12/01/2019	200	216
6.00%, 12/01/2039 ^	50	55

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - (continued)
Electric Utilities - (continued)
PSEG Power LLC
5.13%, 04/15/2020 - 144A	$151	$161
5.32%, 09/15/2016 - 144A	800	883
5.50%, 12/01/2015	100	112
Public Service Co., of Oklahoma
5.15%, 12/01/2019	33	35
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150	154
5.38%, 11/01/2039	28	30
Southern California Edison Co.
5.50%, 03/15/2040 ^	130	142
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	405	530
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc.
6.00%, 04/01/2020	250	262
6.88%, 07/01/2013	200	223
6.88%, 06/01/2018	92	102
Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200	286
CenterPoint Energy Resources Corp.
5.95%, 01/15/2014	150	166
7.88%, 04/01/2013 ^	60	69
Halliburton Co.
6.15%, 09/15/2019 ^	70	80
Spectra Energy Capital LLC
6.20%, 04/15/2018 ^	325	363
8.00%, 10/01/2019 ^	190	235
TransCanada PipeLines, Ltd
7.13%, 01/15/2019	400	498
TransCanada Pipelines, Ltd.
6.50%, 08/15/2018	175	205
Food & Staples Retailing - 0.0% ∞
CVS Caremark Corp.
6.13%, 09/15/2039 ^	150	160
Kroger Co.
5.40%, 07/15/2040	51	51
Food Products - 0.3%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400	432
8.50%, 06/15/2019 ^	110	133
Cargill, Inc.
7.35%, 03/06/2019 - 144A	250	309
Kraft Foods, Inc.
5.38%, 02/10/2020	609	666
6.13%, 08/23/2018	225	262
6.50%, 08/11/2017	875	1,031
Gas Utilities - 0.1%
AGL Capital Corp.
4.45%, 04/15/2013	300	316
5.25%, 08/15/2019	100	104
Atmos Energy Corp.
4.95%, 10/15/2014	200	219
Health Care Equipment & Supplies - 0.0% ∞
Hospira, Inc.
5.55%, 03/30/2012 ^	100	106
Industrial Conglomerates - 0.0% ∞
Tyco International Finance SA
8.50%, 01/15/2019	100	131
Insurance - 0.4%
Allstate Corp.
5.00%, 08/15/2014	70	77
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	200	224
5.75%, 01/15/2040	100	105
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	950	1,024
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	670	682
2.88%, 09/17/2012 - 144A	200	205
5.13%, 06/10/2014 - 144A	300	329
New York Life Global Funding
3.00%, 05/04/2015 - 144A	600	617
4.65%, 05/09/2013 - 144A	150	162
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100	103
5.15%, 04/15/2013 - 144A	280	301
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	415
5.30%, 04/24/2013	250	271
5.30%, 12/14/2012	260	280
Travelers Property Casualty Corp.
7.75%, 04/15/2026	100	131
IT Services - 0.0% ∞
International Business Machines Corp.
8.00%, 10/15/2038	100	140
Machinery - 0.0% ∞
Caterpillar, Inc.
7.90%, 12/15/2018 ^	250	323
Media - 0.4%
CBS Corp.
5.75%, 04/15/2020	63	69
7.88%, 07/30/2030	130	155
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	587
Comcast Corp.
5.85%, 11/15/2015	300	345
COX Communications, Inc.
5.45%, 12/15/2014	50	56
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200	230
Historic TW, Inc.
9.15%, 02/01/2023	200	273
News America Holdings, Inc.
8.88%, 04/26/2023	200	268
News America, Inc.
6.20%, 12/15/2034	250	264
7.25%, 05/18/2018	155	186
7.30%, 04/30/2028	130	145
TCI Communications, Inc.
7.13%, 02/15/2028	100	111
8.75%, 08/01/2015	300	373
Thomson Reuters Corp.
4.70%, 10/15/2019 ^	75	81
Time Warner Cable, Inc.
6.75%, 07/01/2018	40	47
7.30%, 07/01/2038	90	108
8.25%, 02/14/2014 - 04/01/2019 ^	930	1,141
8.75%, 02/14/2019 ^	230	296

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - (continued)
Media - (continued)
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	$250	$319
Time Warner, Inc.
6.20%, 03/15/2040 ^	100	107
Viacom, Inc.
6.25%, 04/30/2016 ^	100	115
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019 ^	270	329
Rio Tinto Finance USA, Ltd.
8.95%, 05/01/2014 ^	210	258
Multi-Utilities - 0.1%
Dominion Resources, Inc.
6.00%, 11/30/2017 ^	450	521
6.40%, 06/15/2018	170	202
Sempra Energy
6.00%, 10/15/2039	150	164
8.90%, 11/15/2013	180	217
9.80%, 02/15/2019	140	190
Xcel Energy, Inc.
4.70%, 05/15/2020 ^	50	53
Office Electronics - 0.0% ∞
Xerox Corp.
6.75%, 02/01/2017	330	378
8.25%, 05/15/2014 ^	90	107
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.
7.63%, 03/15/2014 ^	400	421
8.70%, 03/15/2019 ^	150	161
Cenovus Energy, Inc.
5.70%, 10/15/2019 ^	40	45
ConocoPhillips
6.00%, 01/15/2020 ^	105	124
6.65%, 07/15/2018 ^	350	418
EnCana Corp.
6.50%, 05/15/2019 ^	150	177
Marathon Oil Corp.
7.50%, 02/15/2019 ^	220	271
Petro-Canada
6.05%, 05/15/2018 ^	312	359
Shell International Finance BV
3.10%, 06/28/2015	478	495
4.30%, 09/22/2019 ^	300	315
4.38%, 03/25/2020 ^	410	433
Talisman Energy, Inc.
7.75%, 06/01/2019	385	481
Tosco Corp.
7.80%, 01/01/2027	160	201
Union Pacific Resources Group, Inc.
7.15%, 05/15/2028 ^	52	49
XTO Energy, Inc.
4.63%, 06/15/2013	60	66
6.25%, 08/01/2017	105	127
Pharmaceuticals - 0.1%
Pharmacia Corp.
6.50%, 12/01/2018 ^	260	315
Real Estate Investment Trusts - 0.1%
Commonwealth
6.25%, 08/15/2016 ^	100	104
6.65%, 01/15/2018	215	225
ERP Operating LP
5.75%, 06/15/2017	120	133
Simon Property Group, LP
5.65%, 02/01/2020	247	272
6.13%, 05/30/2018	280	316
6.75%, 05/15/2014 ^	50	57
10.35%, 04/01/2019	120	163
WEA Finance LLC
6.75%, 09/02/2019 - 144A	180	206
7.13%, 04/15/2018 - 144A	60	69
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
4.70%, 10/01/2019 ^	75	80
5.65%, 05/01/2017	150	169
5.75%, 03/15/2018 ^	500	567
7.29%, 06/01/2036 ^	90	111
Canadian National Railway Co.
5.85%, 11/15/2017	180	208
CSX Corp.
6.25%, 04/01/2015	125	145
6.25%, 03/15/2018 ^	160	184
7.38%, 02/01/2019 ^	250	309
Union Pacific Corp.
5.78%, 07/15/2040 - 144A	300	315
7.00%, 02/01/2016	150	181
Software - 0.0% ∞
Intuit, Inc.
5.75%, 03/15/2017	70	78
Oracle Corp.
5.00%, 07/08/2019 ^	100	112
5.38%, 07/15/2040 - 144A	123	125
6.50%, 04/15/2038	200	234
Specialty Retail - 0.0% ∞
Lowe’s Cos., Inc.
7.11%, 05/15/2037	120	150
Staples, Inc.
9.75%, 01/15/2014	80	99
Transportation Infrastructure - 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2030	200	270
8.38%, 04/01/2020	60	82
Wireless Telecommunication Services - 0.0% ∞
Vodafone Group PLC
5.45%, 06/10/2019 ^	75	82

Total Corporate Debt Securities (cost $94,653)		98,583

	Shares	Value

SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	90,116,708	90,117
Total Securities Lending Collateral (cost $90,117)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 8.8%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $100,218 on 08/02/2010. Collateralized by U.S. Government Agency Obligations, 2.30% - 4.00%, due 05/01/2034 - 12/25/2038, and with a total value of $102,224.	$100,218	$100,218
Total Repurchase Agreement (cost $100,218)

Total Investment Securities (cost $1,224,474) #		1,256,035
Other Assets and Liabilities - Net		(117,319)

Net Assets		$1,138,716

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $88,324.

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

∞	Percentage rounds to less than 0.1%.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $13,552, or 1.19% of the fund’s net assets.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $1,224,474. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,432 and $1,871, respectively. Net unrealized appreciation for tax purposes is $31,561.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $46,248, or 4.06%, of the fund’s net assets.

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,959	$—	$10,959
Corporate Debt Securities	—	98,583	—	98,583
Foreign Government Obligations	—	1,359	—	1,359
Mortgage-Backed Securities	—	91,937	—	91,937
Municipal Government Obligation	—	69	—	69
Repurchase Agreement	—	100,218	—	100,218
Securities Lending Collateral	90,117	—	—	90,117
U.S. Government Agency Obligations	—	481,929	—	481,929
U.S. Government Obligations	—	380,864	—	380,864

Total	$90,117	$1,165,918	$—	$1,256,035

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

FOREIGN GOVERNMENT OBLIGATIONS - 66.9%
Australia - 0.6%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	3,100	$2,812
Belgium - 3.1%
Belgium Government Bond
4.00%, 03/28/2018	EUR	9,600	13,423
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	5,800	3,013
Canada - 2.1%
Canadian Government Bond
2.50%, 06/01/2015	CAD	3,800	3,733
5.00%, 06/01/2037	CAD	3,090	3,673
5.75%, 06/01/2033	CAD	1,413	1,801
Denmark - 1.3%
Denmark Government Bond
4.00%, 11/15/2019	DKK	10,150	1,960
5.00%, 11/15/2013	DKK	19,000	3,704
France - 3.7%
Caisse d’Amortissement de la Dette Sociale
3.75%, 10/25/2020	EUR	3,020	4,099
France Government Bond
5.75%, 10/25/2032	EUR	6,950	12,048
Germany - 5.6%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	8,600	12,025
4.75%, 07/04/2034	EUR	2,030	3,233
Bundesschatzanweisungen
1.00%, 03/16/2012	EUR	6,850	8,964
Indonesia - 1.7%
Indonesia Treasury Bond
11.50%, 09/15/2019	IDR	52,500,000	7,172
Ireland - 1.0%
Ireland Government Bond
3.90%, 03/05/2012	EUR	3,100	4,140
Italy - 9.5%
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037	EUR	2,250	2,600
4.25%, 08/01/2014	EUR	8,000	11,110
5.00%, 08/01/2034	EUR	5,360	7,177
5.25%, 08/01/2017	EUR	13,800	20,157
Japan - 23.3%
Japan Government Bond
1.30%, 03/20/2015	JPY	3,950,000	47,726
1.50%, 09/20/2018	JPY	740,000	9,052
1.90%, 06/20/2025	JPY	170,000	2,070
2.10%, 09/20/2024 - 09/20/2028	JPY	2,755,000	34,087
2.20%, 09/20/2039	JPY	685,000	8,551
Korea, Republic of - 0.9%
Korea Treasury Bond
4.00%, 06/10/2012	KRW	4,600,000	3,912
Mexico - 1.5%
Mexican Bonos
8.00%, 12/19/2013	MXN	25,000	2,125
United Mexican States
10.00%, 12/05/2024	MXN	41,500	4,220
Netherlands - 2.3%
Netherlands Government Bond
3.75%, 01/15/2042	EUR	2,870	3,938
4.25%, 07/15/2013	EUR	4,400	6,246
Spain - 4.4%
Spain Government Bond
4.25%, 01/31/2014	EUR	7,100	9,790
4.60%, 07/30/2019	EUR	2,350	3,185
4.90%, 07/30/2040	EUR	2,580	3,297
5.40%, 07/30/2011	EUR	2,100	2,835
Sweden - 1.0%
Sweden Government Bond
4.50%, 08/12/2015	SEK	28,000	4,293
United Kingdom - 4.2%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	4,000	6,280
4.50%, 12/07/2042	GBP	4,620	7,513
4.75%, 03/07/2020	GBP	2,600	4,551
Total Foreign Government Obligations (cost $276,920)			290,515

MORTGAGE-BACKED SECURITY - 1.0%
Spain - 1.0%
Union de Creditos Inmobiliarios
Series 15, Class A
0.87%, 12/18/2048 § *	EUR	4,062	4,153
Total Mortgage-Backed Security (cost $5,469)

ASSET-BACKED SECURITY - 0.0% ∞
Spain - 0.0% ∞
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
0.75%, 11/25/2021 § *	EUR	168	214
Total Asset-Backed Security (cost $214)

CORPORATE DEBT SECURITIES - 26.8%
Denmark - 0.7%
Spar Nord Bank A/S
2.50%, 07/10/2012	EUR$	2,280	3,029
France - 2.0%
Cie de Financement Foncier
1.25%, 12/01/2011	JPY	750,000	8,729
Germany - 8.1%
Bayerische Landesbank
1.40%, 04/22/2013	JPY	1,008,000	11,804
Eurohypo AG
3.75%, 04/11/2011	EUR	8,800	11,660
IKB Deutsche Industriebank AG
2.63%, 03/13/2012	EUR	3,419	4,562
Kreditanstalt fuer Wiederaufbau
2.60%, 06/20/2037	JPY	170,000	2,187
5.50%, 12/07/2015	GBP	2,150	3,845
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,200
Ireland - 1.2%
Ulster Bank Finance PLC
0.84%, 03/29/2011 *	EUR	4,000	5,137

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

Netherlands - 1.8%
ING Bank NV
7.00%, 10/05/2010	GBP	1,987	$3,138
LeasePlan Corp. NV
3.25%, 05/22/2014	EUR	3,350	4,573
Spain - 4.1%
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, 06/23/2011	EUR	9,200	11,964
La Caja de Ahorros y Pensiones de Barcelona
3.25%, 10/05/2015	EUR	2,400	3,004
Santander Central Hispano Issuances, Ltd.
6.80%, 11/29/2010	GBP	1,790	2,843
Supranational - 4.6%
European Investment Bank
1.40%, 06/20/2017	JPY	946,000	11,391
4.25%, 10/15/2014	EUR	5,900	8,437
Sweden - 1.1%
Swedbank AB
3.13%, 02/02/2012	EUR	3,500	4,687
United Kingdom - 3.2%
Lloyds TSB Bank PLC
3.75%, 11/17/2011	EUR	3,285	4,416
Network Rail Infrastructure Finance PLC
4.38%, 01/18/2011	GBP	3,370	5,368
Royal Bank of Scotland Group PLC
3.75%, 11/14/2011	EUR	3,130	4,207

Total Corporate Debt Securities (cost $107,012)			116,181

STRUCTURED NOTE DEBT - 1.1%
United Kingdom - 1.1%
Barclays Bank PLC
1.04%, 04/20/2016 *	EUR	4,000	4,934
Total Structured Note Debt (cost $5,045)

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
France Treasury Bill
0.36%, 10/07/2010 ▲ (a)		$968	1,261
Total Short-Term Foreign Government Obligation (cost $1,269)

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $1,572 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,604.		1,572	1,572
Total Repurchase Agreement (cost $1,572)

Total Investment Securities (cost $397,501) #			418,830
Other Assets and Liabilities - Net			15,295

Net Assets			$434,125

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	69.3%	$290,515
Commercial Banks	18.7	78,821
Diversified Financial Services	5.3	21,905
Thrifts & Mortgage Finance	4.9	20,389
Mortgage-Backed Security	1.0	4,153
Asset-Backed Security	0.1	214

Investment Securities, at Value	99.3	415,997
Short-Term Investments	0.7	2,833

Total Investments	100.0%	$418,830

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Canadian Government Bond	Short	(27)	09/21/2010	$(35)
10-Year Japanese Government Bond	Long	24	09/09/2010	339
3-Year Australian Treasury Bond	Long	4	09/15/2010	2
German Euro BOBL	Short	(274)	09/08/2010	(47)
German Euro Bund	Short	(33)	09/08/2010	(46)
German Euro Schatz	Short	(24)	09/08/2010	6
United Kingdom Long Gilt Bond	Long	124	09/28/2010	372

				$591

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(1,132)	08/10/2010	$(921)	$(102)
Canadian Dollar	9,074	08/10/2010	8,560	265
Canadian Dollar	(2,850)	08/10/2010	(2,760)	(12)
Canadian Dollar	1,177	08/10/2010	1,134	11
Danish Krone	(10,561)	08/10/2010	(1,702)	(145)
Euro	(532)	08/10/2010	(689)	(4)
Euro	438	08/10/2010	540	30
Euro	500	08/10/2010	629	22
Euro	(43,134)	08/10/2010	(51,613)	(4,595)
Euro	(1,163)	08/10/2010	(1,420)	(96)
Euro	(504)	08/10/2010	(603)	(54)
Euro	(531)	08/10/2010	(658)	(34)
Euro	(1,674)	08/10/2010	(2,028)	(154)
Euro	(2,000)	08/10/2010	(2,449)	(158)
Euro	(5,000)	08/10/2010	(6,264)	(251)
Euro	1,203	08/10/2010	1,478	90
Euro	3,500	08/10/2010	4,204	357
Euro	582	08/10/2010	720	38
Euro	929	08/10/2010	1,141	70
Japanese Yen	(110,000)	08/10/2010	(1,201)	(72)
Japanese Yen	50,000	08/10/2010	568	11
Japanese Yen	4,688,460	08/10/2010	51,047	3,226
Mexican Peso	(13,578)	08/10/2010	(1,041)	(31)
Mexican Peso	(26,981)	08/10/2010	(2,112)	(18)
Norwegian Krone	37,519	08/10/2010	5,642	530
Norwegian Krone	4,308	08/10/2010	667	42
Norwegian Krone	4,169	08/10/2010	639	47
Pound Sterling	(560)	08/10/2010	(813)	(66)
Pound Sterling	(4,000)	08/10/2010	(5,816)	(460)
Pound Sterling	(372)	08/10/2010	(562)	(22)
Pound Sterling	(416)	08/10/2010	(612)	(41)
Pound Sterling	(540)	08/10/2010	(803)	(44)
Pound Sterling	746	08/10/2010	1,119	52
Pound Sterling	5,747	08/10/2010	8,326	691
Pound Sterling	(800)	08/10/2010	(1,215)	(40)
Swedish Krona	920	08/10/2010	114	13
Swiss Franc	193	08/10/2010	167	19

				$(885)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Australian Dollar	1,238	08/10/2010	$13
Sell	Japanese Yen	(97,165)	08/10/2010	(19)
Buy	Australian Dollar	771	08/10/2010	22
Sell	Japanese Yen	(59,376)	08/10/2010	(13)
Buy	Australian Dollar	1,448	08/10/2010	38
Sell	Pound Sterling	(835)	08/10/2010	(39)
Buy	Australian Dollar	2,427	08/10/2010	52
Sell	Euro	(1,673)	08/10/2010	(40)
Buy	Canadian Dollar	998	08/10/2010	33
Sell	Swedish Krona	(7,196)	08/10/2010	(58)
Buy	Canadian Dollar	2,705	08/10/2010	96
Sell	Japanese Yen	(224,055)	08/10/2010	(59)
Buy	Canadian Dollar	2,783	08/10/2010	46
Sell	Euro	(2,159)	08/10/2010	(153)
Buy	Canadian Dollar	653	08/10/2010	17
Sell	Japanese Yen	(56,373)	08/10/2010	(35)
Buy	Canadian Dollar	3,405	08/10/2010	67
Sell	Japanese Yen	(293,588)	08/10/2010	(154)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	1,339	08/10/2010	$100
Sell	Japanese Yen	(148,807)	08/10/2010	(78)
Buy	Euro	2,040	08/10/2010	78
Sell	Pound Sterling	(1,699)	08/10/2010	(85)
Buy	Euro	686	08/10/2010	50
Sell	Pound Sterling	(569)	08/10/2010	(48)
Buy	Euro	7,010	08/10/2010	698
Sell	Japanese Yen	(767,594)	08/10/2010	(448)
Buy	Euro	1,674	08/10/2010	163
Sell	Pound Sterling	(1,384)	08/10/2010	(152)
Buy	Euro	923	08/10/2010	13
Sell	Japanese Yen	(104,289)	08/10/2010	(17)
Buy	Euro	2,722	08/10/2010	232
Sell	Norwegian Krone	(21,652)	08/10/2010	(246)
Buy	Euro	674	08/10/2010	50
Sell	Norwegian Krone	(5,358)	08/10/2010	(54)
Buy	Euro	1,532	08/10/2010	131
Sell	Japanese Yen	(166,457)	08/10/2010	(61)
Buy	Euro	652	08/10/2010	56
Sell	Canadian Dollar	(838)	08/10/2010	(22)
Buy	Euro	3,122	08/10/2010	30
Sell	Japanese Yen	(354,969)	08/10/2010	(70)
Buy	Euro	535	08/10/2010	1
Sell	Swedish Krona	(5,067)	08/10/2010	(6)
Buy	Euro	1,724	08/10/2010	187
Sell	Canadian Dollar	(2,162)	08/10/2010	(43)
Buy	Euro	632	08/10/2010	28
Sell	Japanese Yen	(70,304)	08/10/2010	(18)
Buy	Euro	609	08/10/2010	57
Sell	Pound Sterling	(507)	08/10/2010	(58)
Buy	Euro	1,336	08/10/2010	124
Sell	Pound Sterling	(1,108)	08/10/2010	(121)
Buy	Euro	1,704	08/10/2010	115
Sell	Pound Sterling	(1,424)	08/10/2010	(129)
Buy	Euro	1,193	08/10/2010	15
Sell	Mexican Peso	(19,689)	08/10/2010	(14)
Buy	Japanese Yen	59,778	08/10/2010	7
Sell	Swedish Krona	(5,040)	08/10/2010	(13)
Buy	Japanese Yen	149,165	08/10/2010	41
Sell	Pound Sterling	(1,112)	08/10/2010	(58)
Buy	Japanese Yen	127,502	08/10/2010	77
Sell	Pound Sterling	(958)	08/10/2010	(105)
Buy	Japanese Yen	117,731	08/10/2010	45
Sell	Euro	(1,067)	08/10/2010	(73)
Buy	Japanese Yen	155,290	08/10/2010	27
Sell	Euro	(1,411)	08/10/2010	(68)
Buy	Japanese Yen	198,755	08/10/2010	75
Sell	Swedish Krona	(17,211)	08/10/2010	(158)
Buy	Japanese Yen	192,786	08/10/2010	113
Sell	Swedish Krona	(16,970)	08/10/2010	(231)
Buy	Japanese Yen	382,289	08/10/2010	246
Sell	Canadian Dollar	(4,351)	08/10/2010	(52)
Buy	Japanese Yen	93,500	08/10/2010	25
Sell	Pound Sterling	(693)	08/10/2010	(31)
Buy	Japanese Yen	380,705	08/10/2010	145
Sell	Canadian Dollar	(4,464)	08/10/2010	(80)
Buy	Japanese Yen	156,110	08/10/2010	1
Sell	Norwegian Krone	(11,293)	08/10/2010	(51)
Buy	Japanese Yen	138,106	08/10/2010	89
Sell	Euro	(1,253)	08/10/2010	(123)
Buy	Japanese Yen	79,403	08/10/2010	11
Sell	Norwegian Krone	(5,647)	08/10/2010	(21)
Buy	Japanese Yen	56,253	08/10/2010	36
Sell	Pound Sterling	(423)	08/10/2010	(49)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Mexican Peso	17,238	08/10/2010	$1
Sell	Euro	(1,042)	08/10/2010	2
Buy	Mexican Peso	51,405	08/10/2010	66
Sell	Euro	(3,139)	08/10/2010	(100)
Buy	Norwegian Krone	13,050	08/10/2010	115
Sell	Euro	(1,613)	08/10/2010	(71)
Buy	Norwegian Krone	5,315	08/10/2010	27
Sell	Euro	(669)	08/10/2010	(25)
Buy	Norwegian Krone	4,616	08/10/2010	12
Sell	Japanese Yen	(65,311)	08/10/2010	(9)
Buy	Norwegian Krone	7,697	08/10/2010	79
Sell	Australian Dollar	(1,421)	08/10/2010	(97)
Buy	Norwegian Krone	5,443	08/10/2010	41
Sell	Japanese Yen	(77,474)	08/10/2010	(43)
Buy	Norwegian Krone	9,233	08/10/2010	24
Sell	Japanese Yen	(130,023)	08/10/2010	(11)
Buy	Pound Sterling	2,725	08/10/2010	245
Sell	Euro	(3,310)	08/10/2010	(282)
Buy	Pound Sterling	979	08/10/2010	57
Sell	Japanese Yen	(130,758)	08/10/2010	(35)
Buy	Pound Sterling	2,294	08/10/2010	274
Sell	Euro	(2,779)	08/10/2010	(296)
Buy	Pound Sterling	428	08/10/2010	21
Sell	Canadian Dollar	(687)	08/10/2010	(16)
Buy	Pound Sterling	867	08/10/2010	101
Sell	Norwegian Krone	(8,259)	08/10/2010	(99)
Buy	Pound Sterling	437	08/10/2010	31
Sell	Canadian Dollar	(680)	08/10/2010	(6)
Buy	Pound Sterling	515	08/10/2010	15
Sell	Canadian Dollar	(827)	08/10/2010	(11)
Buy	Pound Sterling	986	08/10/2010	72
Sell	Euro	(1,195)	08/10/2010	(82)
Buy	Pound Sterling	422	08/10/2010	21
Sell	Mexican Peso	(8,394)	08/10/2010	(21)
Buy	Swedish Krona	12,959	08/10/2010	192
Sell	Euro	(1,343)	08/10/2010	(148)
Buy	Swedish Krona	6,385	08/10/2010	44
Sell	Norwegian Krone	(5,394)	08/10/2010	(47)
Buy	Swedish Krona	6,297	08/10/2010	25
Sell	Euro	(669)	08/10/2010	(25)
Buy	Swedish Krona	12,279	08/10/2010	122
Sell	Japanese Yen	(143,607)	08/10/2010	(84)
Buy	Swedish Krona	5,531	08/10/2010	57
Sell	Pound Sterling	(483)	08/10/2010	(49)
Buy	Swedish Krona	6,267	08/10/2010	44
Sell	Canadian Dollar	(868)	08/10/2010	(20)

				$206

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $4,367, or 1.01%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $397,501. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,739 and $10,410, respectively. Net unrealized appreciation for tax purposes is $21,329.

Г	Contract amounts are not in thousands.

(a)	This security has been pledged as collateral with the broker in the amount of $1,261 to cover margin requirements for open future contracts.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$214	$—	$214
Corporate Debt Securities	—	116,181	—	116,181
Foreign Government Obligations	—	290,515	—	290,515
Mortgage-Backed Securities	—	4,153	—	4,153
Repurchase Agreement	—	1,572	—	1,572
Short-Term Foreign Government Obligations	—	1,261	—	1,261
Structured Note Debts	—	4,934	—	4,934

Total	$—	$418,830	$—	$418,830

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$10,652	$—	$10,652
Forward Foreign Currency Contracts - Depreciation	—	(11,331)	—	(11,331)
Futures Contracts - Appreciation	719	—	—	719
Futures Contracts - Depreciation	(128)	—	—	(128)

Total	$591	$(679)	$—	$(88)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc. ‡	19,900	$1,336
L-3 Communications Holdings, Inc.	22,500	1,643
Precision Castparts Corp.	17,100	2,090
Auto Components - 0.8%
WABCO Holdings, Inc. ‡	34,800	1,346
Beverages - 0.6%
Brown-Forman Corp. - Class B	16,925	1,070
Capital Markets - 2.6%
Affiliated Managers Group, Inc. ‡	9,150	648
Ameriprise Financial, Inc.	30,800	1,306
Northern Trust Corp. ^	24,700	1,161
T. Rowe Price Group, Inc.	26,900	1,297
Chemicals - 3.7%
Albemarle Corp.	48,372	2,110
PPG Industries, Inc.	28,400	1,973
Sigma-Aldrich Corp.	39,900	2,238
Commercial Banks - 6.5%
BancorpSouth, Inc.	50,700	743
BB&T Corp.	54,500	1,353
City National Corp. ^	18,700	1,060
Cullen/Frost Bankers, Inc. ^	18,300	1,010
Fifth Third Bancorp	95,500	1,214
M&T Bank Corp.	19,700	1,721
SunTrust Banks, Inc.	59,500	1,544
TCF Financial Corp. ^	69,700	1,104
Wilmington Trust Corp.	60,900	618
Zions Bancorporation	33,800	750
Commercial Services & Supplies - 2.1%
Republic Services, Inc. - Class A	113,800	3,626
Construction Materials - 0.3%
Vulcan Materials Co.	12,300	556
Containers & Packaging - 1.8%
Ball Corp.	51,900	3,023
Distributors - 1.1%
Genuine Parts Co.	45,500	1,949
Diversified Consumer Services - 0.3%
H&R Block, Inc.	35,800	561
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc. ^	38,800	1,383
Windstream Corp.	57,754	658
Electric Utilities - 2.6%
Westar Energy, Inc.	92,300	2,204
Wisconsin Energy Corp.	39,800	2,160
Electrical Equipment - 2.5%
AMETEK, Inc.	26,800	1,186
Cooper Industries PLC - Class A	31,000	1,400
Roper Industries, Inc.	27,400	1,713
Electronic Equipment & Instruments - 3.7%
Amphenol Corp. - Class A	48,600	2,177
Arrow Electronics, Inc. ‡	55,100	1,366
Tyco Electronics, Ltd.	99,500	2,686
Food & Staples Retailing - 1.3%
Safeway, Inc.	107,900	2,216
Food Products - 2.4%
JM Smucker Co.	53,900	3,311
McCormick & Co., Inc. - Non-Voting Shares	16,900	665
Gas Utilities - 4.0%
Energen Corp.	60,532	2,691
EQT Corp.	52,300	1,918
Oneok, Inc.	43,900	2,043
Questar Corp.	9,200	151
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson and Co.	35,785	2,462
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	17,400	521
Community Health Systems, Inc. ‡	52,300	1,696
Coventry Health Care, Inc. ‡	90,250	1,790
Lincare Holdings, Inc.	99,824	2,372
VCA Antech, Inc. ‡	37,100	773
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	19,280	808
Marriott International, Inc. - Class A	40,755	1,382
Yum! Brands, Inc.	39,900	1,648
Household Durables - 3.3%
Fortune Brands, Inc. ^	62,600	2,747
Jarden Corp. ^	37,600	1,089
Snap-On, Inc.	40,100	1,791
Household Products - 1.3%
Clorox Co.	14,500	941
Energizer Holdings, Inc. ‡	20,700	1,273
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	25,300	852
Insurance - 11.2%
AON Corp.	27,600	1,040
Assurant, Inc.	35,900	1,339
Cincinnati Financial Corp.	93,255	2,569
Loews Corp.	95,600	3,551
Old Republic International Corp. ^	187,450	2,345
OneBeacon Insurance Group, Ltd. - Class A	79,165	1,258
Principal Financial Group, Inc.	63,000	1,613
Symetra Financial Corp.	30,900	360
Transatlantic Holdings, Inc.	48,400	2,314
WR Berkley Corp. ^	76,500	2,066
XL Group PLC — Class A	38,800	688
Internet & Catalog Retail - 0.8%
Expedia, Inc.	61,500	1,395
Media - 4.3%
Cablevision Systems Corp. - Class A	30,500	836
Clear Channel Outdoor Holdings, Inc. - Class A ‡ ^	85,673	943
DISH Network Corp. - Class A	53,900	1,082
Gannett Co., Inc. ^	106,800	1,408
Omnicom Group, Inc.	22,300	831
Scripps Networks Interactive, Inc. - Class A	17,800	759
Washington Post Co. — Class B	3,355	1,411
Multiline Retail - 0.5%
Macy’s, Inc.	49,500	923
Multi-Utilities - 3.9%
CMS Energy Corp. ^	168,400	2,681
NSTAR ^	38,800	1,442
Xcel Energy, Inc.	115,000	2,529
Oil, Gas & Consumable Fuels - 7.5%
CVR Energy, Inc. ‡	89,400	724
Devon Energy Corp.	36,700	2,293
El Paso Corp.	109,800	1,353

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Management LLC ‡	35,985	$2,117
Newfield Exploration Co. ‡	22,000	1,176
Teekay Corp.	66,300	1,831
Williams Cos., Inc.	165,400	3,211
Real Estate Investment Trusts - 3.7%
Kimco Realty Corp.	57,700	870
Public Storage ^	9,900	971
Regency Centers Corp. ^	44,000	1,661
Ventas, Inc. ^	13,900	705
Vornado Realty Trust	25,056	2,074
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	108,450	1,631
Software - 2.1%
Jack Henry & Associates, Inc. ^	68,900	1,750
Synopsys, Inc. ‡	84,500	1,846
Specialty Retail - 6.7%
AutoZone, Inc. ‡ ^	7,800	1,650
Bed Bath & Beyond, Inc. ‡	46,600	1,765
Gap, Inc.	156,600	2,836
Sherwin-Williams Co.	23,900	1,653
Staples, Inc.	29,900	608
Tiffany & Co.	39,300	1,653
TJX Cos., Inc. ^	28,300	1,175
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	26,100	1,354
Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	66,700	923
Tobacco - 0.5%
Lorillard, Inc.	11,200	854
Water Utilities - 0.7%
American Water Works Co., Inc.	59,000	1,261
Wireless Telecommunication Services - 1.2%
Telephone & Data Systems, Inc. - Class L, Special Shares	65,560	1,967

Total Common Stocks (cost $152,732)		168,418

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	7,676,874	7,677
Total Securities Lending Collateral (cost $7,677)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $1,844 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,884.	$1,844	1,844
Total Repurchase Agreement (cost $1,844)

Total Investment Securities (cost $162,253) #		177,939
Other Assets and Liabilities - Net		(7,605)

Net Assets		$170,334

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $7,489.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $162,253. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,919 and $10,233, respectively. Net unrealized appreciation for tax purposes is $15,686.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$165,044	$3,374	$—	$168,418
Repurchase Agreement	—	1,844	—	1,844
Securities Lending Collateral	7,677	—	—	7,677

Total	$172,721	$5,218	$—	$177,939

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 9.1%
United States - 9.1%
U.S. Treasury Note
1.00%, 04/30/2012		$9,895	$9,982
1.38%, 03/15/2013		12,940	13,159
2.50%, 04/30/2015		26,415	27,639

Total U.S. Government Obligations (cost $49,470)			50,780

FOREIGN GOVERNMENT OBLIGATIONS - 16.1%
Australia - 2.0%
New South Wales Treasury Corp.
6.00%, 05/01/2012	AUD	4,340	4,003
7.00%, 12/01/2010	AUD	2,960	2,697
Queensland Treasury Corp.
7.13%, 09/18/2017 - 144A	NZD	5,865	4,656
Brazil - 1.7%
Republic of Brazil
10.25%, 01/10/2028	BRL	16,750	9,645
Canada - 4.2%
Canada Housing Trust No. 1
3.55%, 09/15/2013	CAD	1,825	1,853
Canadian Government Bond
3.75%, 06/01/2012	CAD	6,690	6,787
4.50%, 06/01/2015	CAD	6,540	7,004
5.25%, 06/01/2012	CAD	5,115	5,325
Province of Ontario Canada
4.20%, 03/08/2018	CAD	150	153
Province of Quebec Canada
6.75%, 11/09/2015	NZD	2,825	2,185
Colombia - 0.5%
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	480
12.00%, 10/22/2015	COP	3,500,000	2,457
Korea, Republic of - 2.9%
Korea Treasury Bond
5.00%, 09/10/2014	KRW	18,384,830	15,972
Malaysia - 0.5%
Republic of Malaysia
3.21%, 05/31/2013	MYR	9,370	2,944
Mexico - 3.2%
United Mexican States
8.00%, 12/07/2023	MXN	207,000	17,994
Supranational - 1.1%
Inter-American Development Bank
2.50%, 03/11/2013	INR	291,000	6,006

Total Foreign Government Obligations (cost $81,341)			90,161

MORTGAGE-BACKED SECURITIES - 7.4%
United States - 7.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.87%, 04/10/2049		$500	505
Banc of America Funding Corp.
Series 2005-5, Class 1A11
5.50%, 09/25/2035		1,592	1,449
Series 2006-I, Class 1A1
3.26%, 12/20/2036 *		185	168
Banc of America Mortgage Securities, Inc.
Series 2005-F, Class 2A2
2.95%, 07/25/2035 *		465	405
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044		1,300	1,309
Series 2007-PW16, Class A4
5.72%, 06/11/2040		700	732
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/2049		1,050	1,115
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-22, Class A1
3.51%, 11/25/2034		1,316	1,125
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.72%, 06/15/2039		2,410	2,341
Series 2007-C4, Class A4
5.83%, 09/15/2039		1,200	1,171
Series 2007-C5, Class A4
5.70%, 09/15/2040		4,785	4,606
Series 2008-C1, Class A3
6.21%, 02/15/2041		1,540	1,553
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.89%, 07/10/2038		6,350	6,853
Series 2007-GG11, Class A4
5.74%, 12/10/2049		3,100	3,142
Series 2007-GG9, Class A4
5.44%, 03/10/2039		3,000	3,080
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-CB19, Class A4
5.75%, 02/12/2049		740	764
Series 2007-LD11, Class A4
5.82%, 06/15/2049		5,310	5,380
Series 2007-LDPX, Class A3
5.42%, 01/15/2049		3,250	3,255
MASTR Adjustable Rate Mortgages Trust
Series 2005-2, Class 5A1
2.98%, 03/25/2035		1,314	1,132
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.17%, 12/25/2034 *		444	405
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2
2.88%, 03/25/2035 *		1,200	1,093

Total Mortgage-Backed Securities (cost $32,097)			41,583

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

ASSET-BACKED SECURITIES - 5.0%
United States - 5.0%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011 ^		$2,965	$3,069
Series 2009-1A
10.38%, 07/02/2019 ^		981	1,099
Ameriquest Mortgage Securities, Inc.
Series 2005-R2, Class M2
0.81%, 04/25/2035 *		800	446
Argent Securities, Inc.
Series 2004-W7, Class M2
0.93%, 05/25/2034 *		675	479
Chesapeake Funding LLC
Series 2009-2A, Class B
2.09%, 09/15/2021 - 144A *		1,000	933
Series 2009-2A, Class C
2.09%, 09/15/2021 - 144A *		1,200	1,083
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.71%, 12/25/2033 *		340	274
Countrywide Asset-Backed Certificates
Series 2004-4, Class M1
1.05%, 07/25/2034 *		450	308
CVS Pass-Through Trust
6.94%, 01/10/2030		1,256	1,379
Delta Air Lines, Inc.
Series 2007-1, Class A
6.82%, 08/10/2022		2,532	2,564
Series 2007-1, Class B
8.02%, 08/10/2022		2,361	2,281
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 - 144A		1,162	1,173
IndyMac Residential Asset-Backed Trust
Series 2005-A, Class M2
0.83%, 03/25/2035 *		800	606
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5
0.89%, 09/25/2034 *		600	395
Option One Mortgage Loan Trust
Series 2004-3, Class M2
0.90%, 11/25/2034 *		775	569
Park Place Securities, Inc.
Series 2004-WCW2, Class M2
0.98%, 10/25/2034 *		1,275	776
Series 2005-WHQ3, Class M2
0.78%, 06/25/2035 *		1,800	1,236
Residential Asset Mortgage Products, Inc.
Series 2006-RZ2, Class A2
0.50%, 05/25/2036 *		668	562
Sierra Receivables Funding Co.
Series 2009-3A, Class A1
7.62%, 07/20/2026 - 144A		2,068	2,097
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022		6,773	6,400

Total Asset-Backed Securities (cost $27,639)			27,729

PREFERRED CORPORATE DEBT SECURITIES - 1.0%
United States - 1.0%
Bank of America Corp.
8.00%, 01/30/2018 * Ž		215	216
Hercules, Inc.
6.50%, 06/30/2029		1,260	1,005
NGC Corp. Capital Trust I
8.32%, 06/01/2027 §		200	108
Xerox Capital Trust I
8.00%, 02/01/2027 ^		4,347	4,388

Total Preferred Corporate Debt Securities (cost $5,178)			5,717

CORPORATE DEBT SECURITIES - 47.8%
Australia - 0.3%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/2012	AUD	1,635	1,525
Canada - 0.3%
Bell Canada
6.10%, 03/16/2035 - 144A	CAD	475	470
Bombardier, Inc.
7.45%, 05/01/2034 - 144A		$800	749
Nortel Networks, Ltd.
6.88%, 09/01/2023 Џ		410	111
Nortel Networks Capital Corp.
7.88%, 06/15/2026 ^ Џ		300	201
Cayman Islands - 0.3%
Fibria Overseas Finance, Ltd.
7.50%, 05/04/2020 - 144A		1,400	1,456
Luxembourg - 0.5%
Telecom Italia Capital SA
6.00%, 09/30/2034 ^		2,760	2,571
Mexico - 0.8%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	925
Corp GEO SAB de CV
9.25%, 06/30/2020 - 144A		$1,400	1,516
Desarrolladora Homex SAB de CV
9.50%, 12/11/2019 - 144A		1,975	2,144
Netherlands - 0.1%
Indosat Palapa Co., BV
7.38%, 07/29/2020 - 144A		300	314
Supranational - 2.2%
European Investment Bank
Zero Coupon, 04/24/2013 - 144A	IDR	118,809,000	11,158
7.00% 01/18/2012	NZD	1,580	1,192
United Arab Emirates - 1.0%
DP World, Ltd.
6.85%, 07/02/2037 - 144A		6,410	5,375
United Kingdom - 0.0% ∞
BP Capital Markets PLC
4.75%, 03/10/2019 ^		175	165
United States - 42.4%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020 - 144A		715	722

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

United States - (continued)
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029 ^		$6,210	$4,192
6.50%, 01/15/2028 ^		1,275	861
Alcoa, Inc.
5.95%, 02/01/2037 ^		4,850	4,385
6.75%, 01/15/2028 ^		1,395	1,372
Ally Financial, Inc.
8.30%, 02/12/2015 - 144A		5,215	5,490
American General Finance Corp.
6.90%, 12/15/2017 ^		6,260	5,337
Associates Corp.
6.95%, 11/01/2018		1,645	1,793
AT&T Corp.
6.50%, 03/15/2029 ^		200	218
Boston Scientific Corp.
7.00%, 11/15/2035		1,765	1,692
7.38%, 01/15/2040 ^		535	573
Bruce Mansfield Unit
6.85%, 06/01/2034 §		2,757	2,887
CIT Group, Inc.
7.00%, 05/01/2016 ^		2,755	2,612
Citigroup, Inc.
5.50%, 02/15/2017 ^		2,200	2,224
5.88%, 02/22/2033 ^		180	167
6.00%, 10/31/2033		1,280	1,184
6.13%, 08/25/2036 ^		760	714
Dillard’s, Inc.
7.13%, 08/01/2018		990	941
Dynegy Holdings, Inc.
7.63%, 10/15/2026		450	284
7.75%, 06/01/2019 ^		625	438
El Paso Corp.
7.42%, 02/15/2037		1,235	1,128
Energy Future Holdings Corp.
5.55%, 11/15/2014 ^		6,735	3,817
6.50%, 11/15/2024		1,110	477
6.55%, 11/15/2034		305	130
Equifax, Inc.
7.00%, 07/01/2037		400	428
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A		100	107
7.00%, 10/15/2037 - 144A		4,815	5,328
Ford Motor Co.
6.50%, 08/01/2018		100	98
6.63%, 02/15/2028		4,788	4,069
7.45%, 07/16/2031 ^		2,875	2,789
7.50%, 08/01/2026 ^		115	106
Ford Motor Credit Co., LLC
8.00%, 12/15/2016 ^		300	320
Fortune Brands, Inc.
5.88%, 01/15/2036		2,060	1,967
Frontier Communications Corp.
7.13%, 03/15/2019 ^		400	406
7.88%, 01/15/2027 ^		1,405	1,359
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,854
3.49%, 03/08/2012	SGD	2,400	1,794
4.38%, 09/21/2015 ^		$10,955	11,616
7.63%, 12/10/2014	NZD	320	245
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 - 144A		3,865	4,117
Hasbro, Inc.
6.60%, 07/15/2028		4,730	4,715
HCA, Inc.
7.05%, 12/01/2027		55	48
7.19%, 11/15/2015		2,555	2,453
7.50%, 12/15/2023		2,690	2,436
7.58%, 09/15/2025		755	698
7.69%, 06/15/2025		1,545	1,437
7.75%, 07/15/2036		125	113
8.36%, 04/15/2024		190	184
Highwoods Properties, Inc. REIT
5.85%, 03/15/2017		1,175	1,182
International Lease Finance Corp.
5.25%, 01/10/2013 ^		535	508
5.65%, 06/01/2014 ^		300	280
6.63%, 11/15/2013 ^		555	538
8.75%, 03/15/2017 - 144A		1,150	1,173
JC Penney Co., Inc.
5.65%, 06/01/2020 ^		5,175	5,201
JC Penney Corp., Inc.
7.63%, 03/01/2097		430	404
Joy Global, Inc.
6.63%, 11/15/2036		2,780	2,661
Level 3 Financing, Inc.
8.75%, 02/15/2017 ^		4,045	3,590
9.25%, 11/01/2014 ^		445	413
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A		1,579	1,685
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065	982
Masco Corp.
5.85%, 03/15/2017		2,440	2,387
6.13%, 10/03/2016 ^		3,505	3,560
6.50%, 08/15/2032		485	412
7.13%, 03/15/2020 ^		1,505	1,533
7.75%, 08/01/2029		200	187
Merrill Lynch & Co., Inc.
5.70%, 05/02/2017 ^		300	310
6.05%, 06/01/2034		820	811
6.11%, 01/29/2037 ^		3,510	3,379
Midwest Generation LLC
8.56%, 01/02/2016		736	725
Morgan Stanley
5.50%, 07/24/2020 ^		2,260	2,274
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028		420	480
Motorola, Inc.
6.50%, 11/15/2028 ^		3,175	3,238
6.63%, 11/15/2037 ^		712	725
New Albertsons, Inc.
6.63%, 06/01/2028		4,210	3,074
7.45%, 08/01/2029 ^		1,330	1,104
7.75%, 06/15/2026		680	575
8.00%, 05/01/2031 ^		905	783
Nextel Communications, Inc.
5.95%, 03/15/2014 ^		1,225	1,179
7.38%, 08/01/2015 ^		2,085	2,065

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value

United States - (continued)
NLV Financial Corp.
7.50%, 08/15/2033 - 144A		$190	$165
Northwest Airlines, Inc. -Class A
7.03%, 11/01/2019		6,463	6,204
NRG Energy, Inc.
8.50%, 06/15/2019 ^		490	515
Owens & Minor, Inc.
6.35%, 04/15/2016 §		835	848
Owens Corning, Inc.
7.00%, 12/01/2036 ^		4,585	4,708
Parker Drilling Co.
9.13%, 04/01/2018 - 144A		325	323
Pioneer Natural Resources Co.
7.20%, 01/15/2028		925	936
Plains All American Pipeline, LP
6.70%, 05/15/2036		930	977
ProLogis REIT
5.63%, 11/15/2015 - 11/15/2016 ^		1,825	1,725
5.75%, 04/01/2016 ^		1,435	1,389
6.63%, 05/15/2018 ^		430	419
6.88%, 03/15/2020 ^		2,810	2,693
Pulte Group, Inc.
6.00%, 02/15/2035		110	82
6.38%, 05/15/2033		1,780	1,388
7.88%, 06/15/2032 ^		1,500	1,354
Qwest Capital Funding, Inc.
6.50%, 11/15/2018		965	934
6.88%, 07/15/2028		2,405	2,140
7.63%, 08/03/2021		1,000	983
7.75%, 02/15/2031 ^		530	511
Qwest Corp.
6.88%, 09/15/2033 ^		2,770	2,666
7.20%, 11/10/2026 ^		895	868
7.25%, 09/15/2025		1,705	1,691
7.50%, 06/15/2023 ^		1,670	1,674
Ralcorp Holdings, Inc.
6.63%, 08/15/2039		3,060	3,200
Realty Income Corp. REIT
6.75%, 08/15/2019 ^		3,795	4,299
Reynolds American, Inc.
7.25%, 06/15/2037 ^		880	916
SLM Corp.
5.00%, 06/15/2018 ^		2,284	1,972
5.63%, 08/01/2033		779	531
8.45%, 06/15/2018 ^		8,685	8,092
Sprint Capital Corp.
6.88%, 11/15/2028 ^		10,035	8,731
6.90%, 05/01/2019 ^		710	677
8.75%, 03/15/2032 ^		245	248
Sprint Nextel Corp.
6.00%, 12/01/2016 ^		967	911
Textron Financial Corp.
5.13%, 08/15/2014		235	234
Toro Co.
6.63%, 05/01/2037 §		2,500	2,514
Toys “R” Us, Inc.
7.38%, 10/15/2018 ^		6,440	6,247
U.S. Steel Corp.
7.38%, 04/01/2020 ^		645	647
USG Corp.
6.30%, 11/15/2016 ^		4,585	3,977
9.50%, 01/15/2018 ^		1,070	1,051
Valero Energy Corp.
6.63%, 06/15/2037 ^		4,225	4,441
Verizon Maryland, Inc.
5.13%, 06/15/2033 ^		200	178
Westvaco Corp.
7.95%, 02/15/2031		1,135	1,223
8.20%, 01/15/2030		2,985	3,197
Weyerhaeuser Co.
6.88%, 12/15/2033		4,545	4,255
7.38%, 03/15/2032		535	535
Wyndham Worldwide Corp.
6.00%, 12/01/2016 ^		2,010	2,038
7.38%, 03/01/2020 ^		1,835	1,933

Total Corporate Debt Securities (cost $258,205)			266,855

STRUCTURED NOTES DEBT - 1.0%
United States - 1.0%
JPMorgan Chase & Co.
Zero Coupon, 09/10/2012 - 144A	IDR	37,004,100	3,561
Zero Coupon, 04/12/2012 - 144A	IDR	21,967,355	2,195

Total Structured Notes Debt (cost $5,168)			5,756

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 1.1%
United States - 1.1%
AES Trust III
6.75% ^	10,950	508
Bank of America Corp.
7.25% ^	805	741
El Paso Energy Capital Trust I
4.75% ^	6,300	231
Ford Motor Co., Capital Trust II
6.50% ^	2,100	98
Lucent Technologies Capital Trust I
7.75%	4,900	3,724
Newell Financial Trust I
5.25%	10,000	366
Sovereign Capital Trust IV
4.38% ^	7,350	240
Wells Fargo & Co.
7.50%	190	185

Total Convertible Preferred Stocks (cost $6,330)		6,093

PREFERRED STOCKS - 0.9%
United States - 0.9%
Ally Financial, Inc.
7.00% -144A ^	1,675	1,376
Countrywide Capital IV
6.75% ^	88,375	2,074
SLM Corp.
6.00% ^	78,825	1,403

Total Preferred Stocks (cost $3,514)		4,853

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 0.1%
United States - 0.1%
Dex One Corp. ‡	1,218	$22
Owens-Illinois, Inc. ‡ ^	10,796	299

Total Common Stocks (cost $728)		321

	Principal	Value

LOAN ASSIGNMENT - 0.6%
United States - 0.6%
Level 3 Financing, Inc.
11.50%, 03/13/2014 *	$3,250	3,504
Total Loan Assignment (cost $3,226)

CONVERTIBLE BONDS - 8.4%
Canada - 0.5%
Nortel Networks Corp.
1.75%, 04/15/2012 Џ	450	351
2.13%, 04/15/2014 ^ Џ	2,870	2,239
United States - 7.9%
Chesapeake Energy Corp.
2.25%, 12/15/2038 ^	265	198
Ciena Corp.
0.25%, 05/01/2013 ^	125	108
0.88%, 06/15/2017 ^	2,240	1,489
Ford Motor Co.
4.25%, 11/15/2016	3,715	5,651
Hologic, Inc.
2.00%, 12/15/2037	3,110	2,741
Human Genome Sciences, Inc.
2.25%, 08/15/2012	1,170	1,895
Intel Corp.
3.25%, 08/01/2039 - 144A ^	10,315	12,223
2.95%, 12/15/2035 ^	2,215	2,196
JDS Uniphase Corp.
1.00%, 05/15/2026 ^	450	410
Level 3 Communications, Inc.
3.50%, 06/15/2012 ^	1,365	1,261
7.00%, 03/15/2015 - 144A §	2,110	2,081
Liberty Media LLC
3.50%, 01/15/2031	122	75
Micron Technology, Inc.
1.88%, 06/01/2014	495	429
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,916
Omnicare, Inc.
3.25%, 12/15/2035	4,545	3,880
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/2015 - 144A	2,050	1,950
Peabody Energy Corp.
4.75%, 12/15/2041 ^	1,325	1,408
ProLogis REIT
1.88%, 11/15/2037	50	46
Trinity Industries, Inc.
3.88%, 06/01/2036	2,660	2,185
Valeant Pharmaceuticals International
4.00%, 11/15/2013 ^	1,300	2,316

Total Convertible Bonds (cost$40,642)		47,048

	Shares	Value

SECURITIES LENDING COLLATERAL - 13.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.36% ▲	77,276,699	$77,277

Total Securities Lending Collateral (cost $77,277)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $4,175 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,261.	$4,175	4,175
Total Repurchase Agreement (cost $4,175)

Total Investment Securities (cost $594,990) #		631,852
Other Assets and Liabilities - Net		(72,578)

Net Assets		$559,274

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments		Value

Foreign Government Obligation	14.3%		$90,161
Diversified Financial Services	9.5		59,942
U.S. Government Obligation	8.0		50,780
Mortgage-Backed Security	6.6		41,583
Diversified Telecommunication Services	6.5		41,212
Asset-Backed Security	4.4		27,729
Building Products	2.8		17,815
Consumer Finance	2.7		17,335
Semiconductors & Semiconductor Equipment	2.5		15,570
Communications Equipment	2.2		13,925
Automobiles	2.0		12,811
Commercial Banks	2.0		12,535
Health Care Providers & Services	1.9		12,097
Real Estate Investment Trusts	1.9		11,753
Paper & Forest Products	1.5		9,210
Household Durables	1.4		8,817
Oil, Gas & Consumable Fuels	1.3		8,342
Electric Utilities	1.2		7,664
Multiline Retail	1.2		7,528
Machinery	1.2		7,360
Specialty Retail	1.1		7,030
Metals & Mining	1.0		6,404
Airlines	1.0		6,204
Transportation Infrastructure	0.9		5,375
Wireless Telecommunication Services	0.8		5,080
Health Care Equipment & Supplies	0.8		5,006
Food & Staples Retailing	0.8		4,753
Leisure Equipment & Products	0.7		4,715
Office Electronics	0.7		4,388
Hotels, Restaurants & Leisure	0.6		3,971
Independent Power Producers & Energy Traders	0.6		3,910
Food Products	0.5		3,200
Capital Markets	0.4		2,439
Pharmaceuticals	0.4		2,316
Containers & Packaging	0.4		2,249
Life Sciences Tools & Services	0.3		1,916
Biotechnology	0.3		1,895
Chemicals	0.2		1,485
Energy Equipment & Services	0.2		1,300
Tobacco	0.1		916
Aerospace & Defense	0.1		749
Professional Services	0.1		428
Thrifts & Mortgage Finance	0.0	∞	240
Insurance	0.0	∞	165
Media	0.0	∞	97

Investment Securities, at Value	87.1		550,400
Short-Term Investments	12.9		81,452

Total Investments	100.0%		$631,852

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $75,695.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $8,438, or 1.51%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $594,990. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,836 and $11,974, respectively. Net unrealized appreciation for tax purposes is $36,862.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $75,620, or 13.52%, of the fund’s net assets.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Riggit

NZD	New Zealand Dollar

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

SGD	Singapore Dollar
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$27,729	$—	$27,729
Common Stocks	321	—	—	321
Convertible Bonds	—	47,048	—	47,048
Convertible Preferred Stocks	6,093	—	—	6,093
Corporate Debt Securities	—	266,855	—	266,855
Foreign Government Obligations	—	90,161	—	90,161
Loan Assignments	—	3,504	—	3,504
Mortgage-Backed Securities	—	41,583	—	41,583
Preferred Corporate Debt Securities	—	5,717	—	5,717
Preferred Stocks	4,853	—	—	4,853
Repurchase Agreement	—	4,175	—	4,175
Securities Lending Collateral	77,277	—	—	77,277
Structured Notes Debts	—	5,756	—	5,756
U.S. Government Obligations	—	50,780	—	50,780

Total	$88,544	$543,308	$—	$631,852

The notes are an integral part of this report. Transamerica Funds	July 31, 2010 Form NQ

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Austria - 0.4%
Erste Group Bank AG	35,954	$1,443
Brazil - 0.7%
Banco Santander Brasil SA ADR	188,550	2,511
Canada - 2.7%
Canadian National Railway Co.	163,423	10,291
Czech Republic - 0.8%
Komercni Banka AS ‡	15,173	2,946
France - 14.7%
Air Liquide SA	65,161	7,334
AXA SA	211,318	3,895
GDF Suez	26,309	874
Groupe Danone SA	96,868	5,433
Legrand SA ^	99,662	3,244
LVMH Moet Hennessy Louis Vuitton SA	115,312	14,068
Pernod-Ricard SA ^	69,959	5,475
Schneider Electric SA ^	102,359	11,806
Total SA	69,426	3,502
Germany - 11.4%
Bayer AG	94,370	5,425
Beiersdorf AG	108,892	6,449
Deutsche Boerse AG	77,166	5,402
E.ON AG	85,826	2,561
Linde AG	118,227	13,858
Man AG	26,863	2,494
Merck KGaA	43,951	3,912
SAP AG	67,266	3,072
Hong Kong - 2.7%
China Unicom, Ltd.	418,000	564
CNOOC, Ltd.	1,590,000	2,682
Esprit Holdings, Ltd.	564,200	3,548
Li & Fung, Ltd.	786,000	3,612
India - 2.8%
ICICI Bank, Ltd. ADR	109,770	4,271
Infosys Technologies, Ltd. ADR	106,860	6,463
Japan - 11.2%
AEON Credit Service Co., Ltd. ^	144,400	1,449
Canon, Inc.	157,700	6,873
Fanuc, Ltd.	39,800	4,703
Hirose Electric Co., Ltd.	2,800	284
Hoya Corp. ^	310,200	7,383
INPEX Corp. ^	1,140	5,568
Konica Minolta Holdings, Inc.	204,500	2,154
Lawson, Inc. ^	108,300	4,970
Nomura Holdings, Inc.	364,300	2,028
Shin-Etsu Chemical Co., Ltd.	123,800	6,169
Tokyo Electron, Ltd.	13,800	741
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	8,647	5,920
Mexico - 0.3%
America Movil SAB de CV - Series L ADR	26,350	1,307
Netherlands - 10.7%
Akzo Nobel NV	111,800	6,586
Heineken NV	240,855	10,901
ING Groep NV ‡	695,422	6,688
Randstad Holding NV ‡	89,200	4,007
TNT NV	208,932	6,235
Wolters Kluwer NV	296,052	5,972
Singapore - 0.9%
Singapore Telecommunications, Ltd.	1,512,150	3,470
South Africa - 0.9%
MTN Group, Ltd.	208,351	3,340
Spain - 0.9%
Banco Santander SA ^	141,463	1,837
Red Electrica Corp. SA	33,882	1,484
Sweden - 0.8%
Svenska Cellulosa AB - Class B	217,200	3,135
Switzerland - 15.8%
Actelion, Ltd. ‡	44,716	1,808
Cie Financiere Richemont SA	145,606	5,682
Givaudan SA	4,853	4,472
Julius Baer Group, Ltd.	200,423	7,013
Nestle SA	309,099	15,282
Roche Holding AG	90,070	11,717
Sonova Holding AG	15,995	1,941
Swiss Reinsurance Co., Ltd.	43,185	1,989
Synthes, Inc.	65,925	7,581
UBS AG ‡	143,791	2,457
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	465,141	4,698
United Kingdom - 17.8%
BG Group PLC	112,300	1,800
Burberry Group PLC	156,239	2,063
Diageo PLC	522,398	9,074
Hays PLC	1,108,760	1,571
HSBC Holdings PLC	976,757	9,901
Ladbrokes PLC	494,611	1,051
Reckitt Benckiser Group PLC	254,246	12,467
Royal Dutch Shell PLC - Class A	193,242	5,320
Smiths Group PLC	252,433	4,421
Standard Chartered PLC	284,602	8,226
Tesco PLC	760,751	4,663
William Hill PLC	332,634	871
WPP PLC	616,608	6,555

Total Common Stocks (cost $357,212)		372,962

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	17,083,066	17,083
Total Securities Lending Collateral (cost $17,083)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $7,453 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $7,604.	$7,453	7,453
Total Repurchase Agreement (cost $7,453)

Total Investment Securities (cost $381,748) #		397,498
Other Assets and Liabilities - Net		(18,360)

Net Assets		$379,138

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Chemicals	9.8%	$38,419
Commercial Banks	7.8	31,135
Beverages	6.4	25,450
Textiles, Apparel & Luxury Goods	5.4	21,813
Pharmaceuticals	5.3	21,053
Food Products	5.2	20,715
Oil, Gas & Consumable Fuels	4.8	18,872
Electrical Equipment	3.8	15,050
Media	3.1	12,527
Household Products	3.1	12,467
Diversified Financial Services	3.1	12,090
Capital Markets	2.9	11,498
Semiconductors & Semiconductor Equipment	2.9	11,359
Road & Rail	2.6	10,291
Food & Staples Retailing	2.5	9,633
Health Care Equipment & Supplies	2.4	9,522
Office Electronics	2.2	9,027
Electronic Equipment & Instruments	1.8	7,667
Machinery	1.8	7,197
IT Services	1.6	6,463
Personal Products	1.6	6,449
Air Freight & Logistics	1.6	6,235
Insurance	1.5	5,884
Professional Services	1.4	5,578
Wireless Telecommunication Services	1.1	4,647
Industrial Conglomerates	1.1	4,421
Electric Utilities	1.0	4,045
Diversified Telecommunication Services	1.0	4,034
Distributors	0.9	3,613
Specialty Retail	0.9	3,548
Paper & Forest Products	0.8	3,135
Software	0.8	3,072
Hotels, Restaurants & Leisure	0.5	1,922
Biotechnology	0.5	1,808
Consumer Finance	0.4	1,449
Multi-Utilities	0.2	874

Investment Securities, at Value	93.8	372,962
Short-Term Investments	6.2	24,536

Total Investments	100.0%	$397,498

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $16,251.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $381,748. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,572 and $19,822, respectively. Net unrealized appreciation for tax purposes is $15,750.

DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,109	$358,853	$—	$372,962
Repurchase Agreement	—	7,453	—	7,453
Securities Lending Collateral	17,083	—	—	17,083

Total	$31,192	$366,306	$—	$397,498

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Money Market
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 66.1%
Capital Markets - 10.0%
State Street Corp.
0.38%, 08/04/2010 - 08/06/2010	$12,400	$12,401
UBS Finance Delaware LLC
0.23%, 09/27/2010	4,300	4,298
0.28%, 09/16/2010	2,800	2,799
0.30%, 09/15/2010	1,750	1,749
0.33%, 09/02/2010	1,850	1,849
0.36%, 09/17/2010	1,450	1,449
Commercial Banks - 8.0%
Barclays U.S. Funding Corp.
0.43%, 10/28/2010	4,000	3,996
0.52%, 09/07/2010 - 09/09/2010	7,200	7,196
Toronto-Dominion Holdings USA, Inc.
0.20%, 08/03/2010 - 08/04/2010 -144A	8,500	8,500
Computers & Peripherals - 1.9%
Hewlett-Packard Co.
0.19%, 08/09/2010 - 144A	4,750	4,750
Consumer Finance - 5.0%
Toyota Motor Credit Corp.
0.29%, 08/30/2010	2,750	2,749
0.37%, 08/05/2010	2,800	2,800
0.40%, 09/15/2010	1,100	1,099
0.50%, 08/03/2010	4,300	4,301
0.57%, 09/08/2010	1,200	1,199
Diversified Financial Services - 33.3%
Alpine Securitization
0.27%, 08/26/2010 - 144A	1,850	1,850
0.28%, 08/20/2010 - 144A	2,000	2,000
0.29%, 08/19/2010 - 144A	5,400	5,399
American Honda Finance Corp.
0.22%, 08/12/2010	3,400	3,400
0.30%, 08/05/2010	1,250	1,250
0.31%, 09/16/2010	4,750	4,748
0.33%, 08/04/2010	1,100	1,100
0.34%, 10/18/2010	1,700	1,699
CAFCO LLC
0.45%, 10/13/2010 - 144A	2,100	2,098
Caterpillar Financial Services Corp.
0.19%, 08/23/2010	3,000	3,000
0.22%, 09/08/2010	1,900	1,900
Ciesco LLC
0.43%, 08/06/2010 - 144A	7,500	7,498
Old Line Funding LLC
0.40%, 08/13/2010 - 144A	2,000	2,000
PACCAR Financial Corp.
0.33%, 10/25/2010	3,700	3,697
Rabobank USA Financial Corp.
0.35%, 08/02/2010	6,300	6,299
0.38%, 10/08/2010	6,200	6,195
Ranger Funding Co., LLC
0.35%, 08/05/2010 - 144A	3,300	3,300
Straight-A Funding LLC
0.35%, 09/27/2010 - 144A	1,900	1,899
0.36%, 08/24/2010 - 144A	3,000	2,999
0.38%, 08/16/2010 - 144A	2,500	2,500
0.40%, 09/14/2010 - 144A	4,750	4,748
Wal-Mart Funding Corp.
0.32%, 08/10/2010 - 144A	11,600	11,598
Electrical Equipment - 3.9%
Emerson Electric Co.
0.20%, 09/02/2010 - 144A	1,200	1,200
0.21%, 09/21/2010 - 09/28/2010 -144A	8,450	8,447
Food Products - 2.6%
Nestle Capital Corp.
0.23%, 10/12/2010 - 144A	6,200	6,197
Household Products - 1.4%
Procter & Gamble Co.
0.21%, 09/13/2010 - 144A	3,500	3,499

Total Commercial Paper (cost $161,655)		161,655

CORPORATE DEBT SECURITIES - 7.4%
Diversified Financial Services - 3.6%
Bank of America Corp.
0.59%, 08/13/2010 *	8,700	8,701
Insurance - 3.8%
Metropolitan Life Global Funding I
0.55%, 08/24/2010 - 144A *	9,500	9,502

Total Corporate Debt Securities (cost $18,203)		18,203

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 3.8%
Canadian Wheat Board
0.16%, 08/27/2010	9,300	9,299
Total Short-Term Foreign Government Obligation (cost $9,299)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.1%
Fannie Mae
0.13%, 08/03/2010 ▲	3,100	3,100
0.15%, 08/16/2010 ▲	2,150	2,150
0.17%, 08/18/2010 ▲	3,100	3,100
0.18%, 08/25/2010 ▲	3,839	3,839
Freddie Mac
0.16%, 08/16/2010 ▲	7,400	7,398
0.16%, 08/23/2010 ▲	2,400	2,400
0.17%, 08/30/2010 ▲	2,650	2,650

Total Short-Term U.S. Government Obligations (cost $24,637)		24,637

REPURCHASE AGREEMENTS - 12.7%
JPMorgan Securities Inc. 0.21% ▲, dated 07/30/2010, to be repurchased at $31,000 on 08/02/2010. Collateralized by U.S. Government Agency Obligations, 5.00%-6.00%, due 04/20/2032-12/25/2039, and with a total value of $29,300.	31,000	31,000
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $117 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $122.	117	117

Total Repurchase Agreement (cost $31,117)		31,117

Total Investment Securities (cost $244,911) #		244,911
Other Assets and Liabilities - Net		(259)

Net Assets		$244,652

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Money Market
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $244,911.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $89,984, or 36.78%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$161,655	$—	$161,655
Corporate Debt Securities	—	18,203	—	18,203
Repurchase Agreements	—	31,117	—	31,117
Short-Term Foreign Government Obligations	—	9,299	—	9,299
Short-Term U.S. Government Obligations	—	24,637	—	24,637

Total	$—	$244,911	$—	$244,911

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

FOREIGN GOVERNMENT OBLIGATIONS - 73.5%
Argentina - 3.6%
Republic of Argentina
0.68%, 08/03/2012 *		$25,767	$9,147
8.28%, 12/31/2033 ^		3,768	2,921
Brazil - 10.7%
Banco Nacional de Desenvolvimento
Economico e Social
5.50%, 07/12/2020 - 144A ^		2,970	3,096
6.37%, 06/16/2018 - 144A		2,020	2,235
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	13,501	7,014
Republic of Brazil
5.88%, 01/15/2019 ^		$3,400	3,849
7.13%, 01/20/2037 ^		970	1,203
8.00%, 01/15/2018		4,043	4,794
8.88%, 10/14/2019 - 04/15/2024		4,833	6,579
11.00%, 08/17/2040		5,600	7,639
Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 01/15/2015 - Reg S		1,263	1,456
Colombia - 3.6%
Republic of Colombia
7.38%, 03/18/2019 ^		6,020	7,359
11.75%, 02/25/2020 ^		3,160	4,827
Croatia - 0.5%
Republic of Croatia
6.63%, 07/14/2020 - 144A ^		1,630	1,749
Dominican Republic - 0.5%
Republic of The Dominican Republic
7.50%, 05/06/2021 - 144A ^		720	758
9.04%, 01/23/2018 - Reg S		743	843
Ecuador - 0.8%
Republic of Ecuador
9.38%, 12/15/2015 - Reg S		2,870	2,583
Georgia - 0.4%
Republic of Georgia
7.50%, 04/15/2013		1,290	1,328
Ghana - 1.0%
Republic of Ghana
8.50%, 10/04/2017 - 144A ^		2,596	2,804
8.50%, 10/04/2017 - Reg S		540	590
Indonesia - 4.5%
Republic of Indonesia
6.88%, 01/17/2018 - 144A		3,710	4,341
7.75%, 01/17/2038 - 144A		7,531	9,620
7.75%, 01/17/2038 - Reg S		893	1,141
Ivory Coast - 0.5%
Republic of The Ivory Coast
2.50%, 12/31/2032 - Reg S		3,049	1,692
Lithuania - 0.6%
Republic of Lithuania
6.75%, 01/15/2015 - 144A		1,810	1,953
Mexico - 7.3%
United Mexican States
5.63%, 01/15/2017		2,020	2,235
5.95%, 03/19/2019		2,960	3,342
6.05%, 01/11/2040		2,750	2,987
6.75%, 09/27/2034 ^		5,887	7,005
8.50%, 05/31/2029	MXN	102,041	9,203
Panama - 2.7%
Republic of Panama
5.20%, 01/30/2020 ^		3,420	3,659
7.13%, 01/29/2026 ^		1,690	2,058
8.88%, 09/30/2027 ^		1,694	2,359
9.38%, 04/01/2029 ^		700	1,013
Peru - 4.7%
Republic of Peru
7.13%, 03/30/2019 ^		1,890	2,311
7.35%, 07/21/2025		2,600	3,250
8.75%, 11/21/2033 ^		7,351	10,476
Philippines - 4.3%
Republic of The Philippines
8.38%, 06/17/2019		1,841	2,375
8.88%, 03/17/2015 ^		3,086	3,858
9.00%, 02/15/2013		5,000	5,893
9.50%, 02/02/2030 ^		1,796	2,577
Russian Federation - 9.5%
Russian Federation
7.50%, 03/31/2030 - Reg S *		21,044	24,405
12.75%, 06/24/2028 - Reg S		4,470	7,789
Senegal - 0.2%
Republic of Senegal
8.75%, 12/22/2014		680	681
South Africa - 0.3%
Republic of South Africa
5.50%, 03/09/2020		910	974
Turkey - 4.3%
Republic of Turkey
6.75%, 05/30/2040		2,920	3,092
6.88%, 03/17/2036		3,054	3,306
10.50%, 01/15/2020	TRY	5,603	4,094
16.00%, 03/07/2012	TRY	5,351	3,950
Ukraine - 3.8%
Republic of Ukraine
6.58%, 11/21/2016 - Reg S ^		$5,882	5,889
6.75%, 11/14/2017 - Reg S		4,870	4,877
7.65%, 06/11/2013 - Reg S		2,146	2,254
Uruguay - 0.4%
Republic of Uruguay
8.00%, 11/18/2022 ^		953	1,196
Venezuela - 8.9%
Republic of Venezuela
5.75%, 02/26/2016 - Reg S		3,400	2,329
6.00%, 12/09/2020 - Reg S		1,940	1,159
7.00%, 03/31/2038 - Reg S		2,907	1,650
7.65%, 04/21/2025		4,700	2,867
9.00%, 05/07/2023 - Reg S		3,440	2,365
9.25%, 09/15/2027		10,500	7,655
9.25%, 05/07/2028 - Reg S		12,302	8,334
10.75%, 09/19/2013 ^		4,180	3,829

Total Foreign Government Obligations (cost $219,716)			248,817

CORPORATE DEBT SECURITIES - 10.0%
Kazakhstan - 4.0%
KazMunaiGaz Finance Sub BV
7.00%, 05/05/2020 - 144A		2,236	2,409
9.13%, 07/02/2018 - 144A		9,130	11,055

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Mexico - 2.9%
Pemex Project Funding Master Trust
6.63%, 06/15/2035	$5,173	$5,418
8.63%, 12/01/2023	1,750	2,026
Petroleos Mexicanos
8.00%, 05/03/2019	2,097	2,537
Netherlands - 0.6%
Intergas Finance BV
6.38%, 05/14/2017 - Reg S	900	927
Pindo Deli Finance BV -Class C
0.00%, 04/28/2025 - Reg S Џ §	1,500	26
1.00%, 04/28/2025 - 144A * Џ §	9,415	165
2.49%, 04/28/2015 - Reg S * Џ §	297	43
2.49%, 04/28/2018 - 144A * Џ §	150	19
3.49%, 04/28/2015 - 144A * Џ §	♦	♦
3.49%, 04/28/2018 - Reg S * Џ §	1,500	188
Tjiwi Kimia Finance BV -Class B
0.00%, 04/28/2027 - 144A Џ §	1,045	18
3.49%, 04/28/2015 - Reg S * Џ §	988	133
3.50%, 04/30/2018 - Reg S * Џ §	1,000	125
3.50%, 04/28/2018 - 144A * Џ §	2,148	269
4.94%, 04/28/2027 - Reg S Џ §	1,500	26
Russia - 1.9%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A	1,527	1,561
7.18%, 05/16/2013 - Reg S	450	480
7.18%, 05/16/2013 - 144A	4,130	4,404
Spain - 0.3%
Cemex Espana Luxembourg
9.25%, 05/12/2020 - Reg S	1,238	1,111
Trinidad and Tobago - 0.3%
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, 01/15/2036 - 144A	1,086	1,001
6.05%, 01/15/2036 - Reg S	60	55

Total Corporate Debt Securities (cost $38,240)		33,996

	Shares	Value

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	28,212,993	28,213
Total Securities Lending Collateral (cost $28,213)

	Principal	Value

REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $13,383 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $13,655.	$13,383	13,383
Total Repurchase Agreement (cost $13,383)

Total Investment Securities (cost $299,552) #		324,409
Other Assets and Liabilities - Net		14,276

Net Assets		$338,685

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Foreign Government Obligation	73.5%	$248,817
Oil, Gas & Consumable Fuels	7.3	23,445
Diversified Financial Services	2.3	7,501
Building Products	0.3	1,111
Paper & Forest Products	0.3	1,012
Gas Utilities	0.3	927

Investment Securities, at Value	84.0	282,813
Short-Term Investments	16.0	41,596

Total Investments	100.0%	$324,409

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $27,647.

Џ	In default.

♦	Value and/or principal is less than $1.

▲	Rate shown reflects the yield at 07/31/2010.

§	Illiquid. These securities aggregated to $1,012, or 0.30%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $299,552. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,621 and $8,764, respectively. Net unrealized appreciation for tax purposes is $24,857.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $47,457, or 14.01%, of the fund’s net assets.

BRL	Brazilian Real

MXN	Mexican Peso

TRY	Turkish New Lira
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$32,984	$1,012	$33,996
Foreign Government Obligations	—	248,817	—	248,817
Repurchase Agreement	—	13,383	—	13,383
Securities Lending Collateral	28,213	—	—	28,213

Total	$35,227	$288,170	$1,012	$324,409

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	07/31/2010
Corporate Debt Securities	$831	$—	$29	$—	$152	$—	$1,012

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth
(formerly, Transamerica Van Kampen Mid-Cap Growth)
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.1%
Air Freight & Logistics - 3.8%
CH Robinson Worldwide, Inc. ^	69,780	$4,550
Expeditors International of Washington, Inc. ^	145,686	6,212
Automobiles - 0.6%
Better Place Δ § ‡ Ə	555,742	1,667
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	111,871	3,211
Capital Markets - 3.3%
Calamos Asset Management, Inc. - Class A ^	136,152	1,416
Greenhill & Co., Inc. ^	68,532	4,663
T. Rowe Price Group, Inc. ^	68,687	3,313
Chemicals - 3.8%
Intrepid Potash, Inc. ‡ ^	103,781	2,512
Nalco Holding Co. ^	184,449	4,498
Rockwood Holdings, Inc. ‡ ^	131,328	3,836
Commercial Services & Supplies - 5.4%
Covanta Holding Corp. ^	288,415	4,346
Edenred ‡ ^	370,622	6,521
Stericycle, Inc. ‡ ^	72,833	4,588
Computers & Peripherals - 2.8%
Teradata Corp. ‡ ^	246,239	7,830
Construction Materials - 2.1%
Martin Marietta Materials, Inc. ^	56,725	4,844
Texas Industries, Inc. ^	35,504	1,179
Distributors - 3.1%
Li & Fung, Ltd.	1,902,000	8,742
Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group ADR ‡ ^	48,053	4,700
Strayer Education, Inc. ^	17,135	4,102
Diversified Financial Services - 7.0%
CIT Group, Inc. ‡	77,805	2,829
IntercontinentalExchange, Inc. ‡ ^	36,084	3,811
Leucadia National Corp. ‡ ^	199,519	4,407
Moody’s Corp. ^	58,586	1,380
MSCI, Inc. - Class A ‡ ^	230,335	7,434
Food Products - 2.7%
Mead Johnson Nutrition Co. - Class A	144,209	7,663
Health Care Equipment & Supplies - 4.5%
Gen-Probe, Inc. ‡ ^	102,891	4,627
Idexx Laboratories, Inc. ‡^	72,627	4,266
Intuitive Surgical, Inc. ‡^	11,624	3,817
Hotels, Restaurants & Leisure - 8.9%
Ctrip.com International, Ltd. ADR ‡ ^	215,542	8,677
Las Vegas Sands Corp. ‡ ^	289,417	7,774
Wynn Resorts, Ltd. ^	101,399	8,890
Household Durables - 2.3%
Gafisa SA ADR ^	208,969	3,164
NVR, Inc. ‡ ^	5,321	3,333
Internet & Catalog Retail - 3.8%
NetFlix, Inc. ‡ ^	37,929	3,890
priceline.com, Inc. ‡ ^	30,591	6,864
Internet Software & Services - 4.1%
Akamai Technologies, Inc. ‡ ^	127,323	4,884
Alibaba.com, Ltd.	2,010,200	4,156
Equinix, Inc. ‡ ^	29,211	2,732
IT Services - 1.7%
Redecard SA	321,701	4,858
Life Sciences Tools & Services - 4.5%
Illumina, Inc. ‡ ^	187,686	8,414
Techne Corp. ^	75,472	4,408
Machinery - 1.9%
Schindler Holding AG	61,843	5,545
Media - 3.6%
Discovery Communications, Inc. - Series C ‡	94,648	3,254
Groupe Aeroplan, Inc.	278,697	2,676
Naspers, Ltd. - Class N	103,881	4,428
Multiline Retail - 0.7%
Sears Holdings Corp. ‡ ^	27,740	1,970
Oil, Gas & Consumable Fuels - 4.7%
Petrohawk Energy Corp. ‡	74,073	1,168
Range Resources Corp. ^	130,743	4,853
Ultra Petroleum Corp. ‡ ^	176,090	7,461
Pharmaceuticals - 1.0%
Ironwood Pharmaceuticals, Inc. ‡	54,887	648
Ironwood Pharmaceuticals, Inc. IPO Δ ‡ §	180,785	2,133
Professional Services - 7.2%
Corporate Executive Board Co. ^	80,299	2,262
IHS, Inc. - Class A ‡ ^	63,225	4,003
Intertek Group PLC	253,442	6,272
Verisk Analytics, Inc. - Class A ‡	261,129	7,752
Software - 9.7%
Autodesk, Inc. ‡ ^	129,470	3,825
Red Hat, Inc. ‡ ^	149,262	4,799
Rovi Corp. ‡ ^	70,655	3,144
Salesforce.com, Inc. ‡ ^	94,868	9,387
Solera Holdings, Inc. ^	171,215	6,503
Trading Companies & Distributors - 1.6%
Fastenal Co. ^	90,843	4,459
Wireless Telecommunication Services - 1.1%
Millicom International Cellular SA	32,407	3,021

Total Common Stocks (cost $241,732)		284,571

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	72,204,244	72,204
Total Securities Lending Collateral (cost $72,204)

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% ▲ , dated 07/30/2010, to be repurchased at $1,275 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,303.	$1,275	1,275
Total Repurchase Agreement (cost $1,275)

Total Investment Securities (cost $315,211) #		358,050
Other Assets and Liabilities - Net		(73,667)

Net Assets		$284,383

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth
(formerly, Transamerica Van Kampen Mid-Cap Growth)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $70,613.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $3,800, or 1.34%, of the fund’s net assets.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security aggregated to $1,667, or 0.59% of the fund’s net assets.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $315,211. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,452 and $13,613, respectively. Net unrealized appreciation for tax purposes is $42,839.

Δ	Restricted Security. At 07/31/2010, the fund owned the respective securities (representing 1.34% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥

Better Place	01/25/2010	555,742	$1,667	$1,667	$3.00
Ironwood Pharmaceuticals, Inc. — IPO	02/02/2010	180,785	2,034	2,133	11.80
¥ Price is not in thousands.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$236,917	$45,987	$1,667	$284,571
Repurchase Agreement	—	1,275	—	1,275
Securities Lending Collateral	72,204	—	—	72,204

Total	$309,121	$47,262	$1,667	$358,050

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at		Accrued	Total Realized	Change in Unrealized	(Out) of Level	Balance at
Securities	10/31/2009	Net Purchases	Discounts/(Premiums)	(Loss)	(Depreciation)	3	07/31/2010
Common Stocks	$659	$1,667	$—	$—	$(11)	$(648)	$1,667

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Small Company Growth
(formerly, Transamerica Van Kampen Small Company Growth)
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 2.1%
Biotechnology - 0.3%
Pacific Bioscience ‡ Ə § Δ	63,479	$484
Internet Software & Services - 0.7%
Twitter, Inc. ‡ Ə § Δ	41,309	660
Xoom, Inc. ‡ Ə § Δ	264,130	529
IT Services - 0.4%
Ning, Inc. ‡ Ə § Δ	108,208	630
Pharmaceuticals - 0.7%
Microbia, Inc. ‡	96,357	1,137

Total Preferred Stocks (cost $3,237)		3,440

COMMON STOCKS - 93.9%
Automobiles - 0.5%
Better Place ‡ Ə § Δ	289,277	868
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. ‡ ^	83,157	1,276
Capital Markets - 4.1%
Capital Southwest Corp. ^	4,708	418
GLG Partners, Inc. ‡ ^	172,014	759
Greenhill & Co., Inc. ^	80,368	5,469
Chemicals - 3.1%
Intrepid Potash, Inc. ‡ ^	67,701	1,638
Rockwood Holdings, Inc. ‡ ^	112,558	3,288
Commercial Services & Supplies - 1.5%
Covanta Holding Corp. ^	157,921	2,380
Construction Materials - 3.7%
Eagle Materials, Inc. ^	141,431	3,460
Texas Industries, Inc. ^	76,712	2,547
Distributors - 0.6%
Integrated Distribution Services Group, Ltd.	496,000	958
Diversified Consumer Services - 1.5%
New Oriental Education & Technology Group ADR ‡ ^	25,353	2,480
Diversified Financial Services - 4.2%
MSCI, Inc. — Class A ‡ ^	176,676	5,701
Pico Holdings, Inc. ‡ ^	32,502	1,019
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc. ‡ ^	205,235	1,769
Electric Utilities - 4.2%
Brookfield Infrastructure Partners, LP	257,779	4,483
Prime Infrastructure Group ‡	737,572	2,269
Health Care Equipment & Supplies - 2.0%
Gen-Probe, Inc. ‡ ^	70,810	3,184
Health Care Providers & Services - 0.5%
Castlight Health, Inc. ‡ Ə § Δ	193,841	797
Health Care Technology - 3.4%
Athenahealth, Inc. ‡ ^	111,011	3,083
MedAssets, Inc. ‡ ^	99,612	2,332
Hotels, Restaurants & Leisure - 10.1%
Ambassadors Group, Inc. ^	106,056	1,203
BJ’s Restaurants, Inc. ‡ ^	108,237	2,760
Gaylord Entertainment Co. ‡ ^	41,635	1,207
Mandarin Oriental International, Ltd. ^	636,288	910
PF Chang’s China Bistro, Inc. ^	144,569	5,984
Vail Resorts, Inc. ‡ ^	107,586	4,075
Household Durables - 4.6%
Brookfield Incorporacoes SA ‡	536,876	2,808
Gafisa SA ADR ^	204,283	3,092
iRobot Corp. ‡ ^	73,019	1,487
Insurance - 2.6%
Greenlight Capital Re, Ltd. — Class A ‡ ^	161,772	4,172
Internet & Catalog Retail - 4.6%
Blue Nile, Inc. ‡ ^	111,577	5,679
DeNA Co., Ltd.	64,000	1,776
Internet Software & Services - 8.3%
comScore, Inc. ‡ ^	55,600	1,101
GSI Commerce, Inc. ‡ ^	129,636	2,919
Mercadolibre, Inc. ‡ ^	55,521	3,359
Opentable, Inc. ‡ ^	85,351	3,816
Rediff.com India, Ltd. ADR ^ ‡	39,003	69
VistaPrint NV ‡ ^	61,130	2,020
IT Services - 2.7%
Forrester Research, Inc. ‡ ^	118,976	3,841
Information Services Group, Inc. ‡	246,520	530
Leisure Equipment & Products - 1.3%
Universal Entertainment Corp. ‡ ^	120,700	2,128
Life Sciences Tools & Services - 3.5%
Techne Corp. ^	97,463	5,693
Media - 0.5%
CKX, Inc. ‡ ^	116,055	608
Lakes Entertainment, Inc. ‡ ^	61,344	155
Metals & Mining - 1.0%
Lynas Corp., Ltd. ‡	2,375,402	1,633
Oil, Gas & Consumable Fuels - 2.8%
Atlas Energy, Inc. ‡ ^	121,045	3,582
Brigham Exploration Co. ‡ ^	49,260	850
Pharmaceuticals - 0.5%
Ironwood Pharmaceuticals, Inc. - Class A ‡ ^ § Δ	18,436	218
Ironwood Pharmaceuticals, Inc. - IPO ‡ § Δ	52,113	614
Professional Services - 6.7%
Advisory Board Co. ‡ ^	115,990	5,087
Corporate Executive Board Co. ^	43,582	1,228
CoStar Group, Inc. ‡ ^	99,620	4,366
Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co. ^	13,702	395
Market Leader, Inc. ‡ ^	109,204	216
Semiconductors & Semiconductor Equipment - 1.9%
Tessera Technologies, Inc. ‡ ^	175,968	2,988
Software - 5.6%
Blackboard, Inc. ‡ ^	51,125	1,941
Longtop Financial Technologies, Ltd. ADR ‡ ^	54,871	1,829
Netsuite, Inc. ‡ ^	57,661	856
Solera Holdings, Inc. ^	117,185	4,450
Specialty Retail - 1.7%
Citi Trends, Inc. ‡ ^	89,333	2,804
Textiles, Apparel & Luxury Goods - 2.4%
Lululemon Athletica, Inc. ‡ ^	92,280	3,828
Transportation Infrastructure - 1.5%
Grupo Aeroportuario del Pacifico SAB de CV ADR	76,075	2,472

Total Common Stocks (cost $134,033)		150,927

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Small Company Growth
(formerly, Transamerica Van Kampen Small Company Growth)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	40,517,972	$40,518
Total Securities Lending Collateral (cost $40,518)

	Principal	Value

REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $6,422 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $6,555.	$6,422	6,422
Total Repurchase Agreement (cost $6,422)

Total Investment Securities (cost $184,210) #		201,307
Other Assets and Liabilities - Net		(40,514)

Net Assets		$160,793

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $3,968, or 2.47% of the fund’s net assets.

§	Illiquid. These securities aggregated to $4,800, or 2.99% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $39,542.

#	Aggregate cost for federal income tax purposes is $184,210. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,372 and $9,275, respectively. Net unrealized appreciation for tax purposes is $17,097.

Δ	Restricted Security. At 07/31/2010, the fund owned the respective securities (representing 2.99% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price ¥

Pacific Bioscience	07/11/2008	63,479	$444	$484	$7.62
Twitter, Inc.	09/24/2009	41,309	660	660	15.98
Xoom, Inc.	02/23/2010	264,130	756	529	2.00
Ning, Inc.	03/19/2008	108,208	774	630	5.82
Better Place	01/25/2010	289,277	868	868	3.00
Castlight Health, Inc.	06/04/2010	193,841	797	797	4.11
Ironwood Pharmaceuticals, Inc. - Class A	02/01/2007	18,436	208	218	11.82
Ironwood Pharmaceuticals, Inc. - Class IPO	02/02/2010	52,113	586	614	11.80
¥ Price is not in thousands.
DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Morgan Stanley Small Company Growth
(formerly, Transamerica Van Kampen Small Company Growth)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$139,884	$9,379	$1,664	$150,927
Preferred Stocks	—	1,137	2,303	3,440
Repurchase Agreement	—	6,422	—	6,422
Securities Lending Collateral	40,518	—	—	40,518

Total	$180,402	$16,938	$3,967	$201,307

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at		Accrued	Total Realized	Change in Unrealized	(Out) of Level	Balance at
Securities	10/31/2009	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	3	07/31/2010
Common Stocks	$—	$1,664	$—	$—	$—	$—	$1,664
Preferred Stocks	$3,214	$756	$—	$—	$(530)	$(1,137)	$2,303

Total	$3,214	$2,420	$—	$—	$(530)	$(1,137)	$3,967

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Multi-Manager Alternative Strategies Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.7% €
Capital Preservation - 3.5%
Transamerica Money Market	8,680,691	$8,681
Global/International Stocks - 5.2%
Transamerica Oppenheimer Developing Markets	297,878	3,485
Transamerica Schroders International Small Cap	1,074,734	9,221
Tactical and Specialty - 88.2%
Transamerica BlackRock Global Allocation	2,409,017	24,596
Transamerica BlackRock Natural Resources	2,332,506	23,488
Transamerica BNY Mellon Market Neutral Strategy ‡	4,340,921	36,073
Transamerica Clarion Global Real Estate Securities	1,865,787	20,654
Transamerica Federated Market Opportunity	3,798,858	33,772
Transamerica First Quadrant Global Macro ‡	5,749,027	35,874
Transamerica Loomis Sayles Bond	4,049,119	43,043
U.S. Stocks - 2.8%
Transamerica Third Avenue Value	359,479	7,028

Total Investment Companies (cost $254,325) #		245,915
Other Assets and Liabilities — Net		685

Net Assets		$246,600

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $254,325. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,746 and $14,156, respectively. Net unrealized depreciation for tax purposes is $8,410.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$245,915	$—	$—	$245,915

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Multi-Manager International Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1% €
Global/International Stocks - 89.2%
Transamerica AllianceBernstein International Value	3,892,433	$28,376
Transamerica MFS International Equity	5,905,719	48,486
Transamerica Neuberger Berman International	3,734,232	29,874
Transamerica Oppenheimer Developing Markets	3,421,878	40,036
Transamerica Schroders International Small Cap	4,132,776	35,459
Transamerica Thornburg International Value	5,625,282	56,196
Transamerica WMC Emerging Markets	2,297,858	29,229
Tactical and Specialty - 10.9%
Transamerica BlackRock Global Allocation	1,809,545	18,476
Transamerica Clarion Global Real Estate Securities	1,283,679	14,210

Total Investment Companies (cost $324,405) #		300,342
Other Assets and Liabilities - Net		(226)

Net Assets		$300,116

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $324,405. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,135 and $37,198, respectively. Net unrealized depreciation for tax purposes is $24,063.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$300,342	$—	$—	$300,342

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.1%
Australia - 1.0%
BHP Billiton, Ltd. ADR ^	57,000	$4,117
iSOFT Group, Ltd. ^	4,445,339	583
Austria - 0.7%
Schoeller-Bleckmann Oilfield Equipment AG	19,381	940
Vienna Insurance Group AG Wiener Versicherung Gruppe ^	53,457	2,538
Belgium - 2.5%
Anheuser-Busch InBev NV	58,510	3,098
Anheuser-Busch InBev NV - STRIP VVPR ‡	130,726	1
Colruyt SA	16,477	4,059
Telenet Group Holding NV ‡	171,626	4,908
Bermuda - 0.2%
PureCircle, Ltd. ‡ ^	374,860	1,076
Brazil - 4.3%
Banco Santander Brasil SA ADR	303,400	4,041
NET Servicos de Comunicacao SA ADR ‡	189,400	2,051
Petroleo Brasileiro SA ADR	80,200	2,919
Porto Seguro SA ‡	404,500	4,658
Totvs SA	38,285	2,806
Ultrapar Participacoes SA ADR	76,790	3,985
Canada - 8.3%
Bankers Petroleum, Ltd. ‡	435,600	3,182
Corus Entertainment, Inc. - Class B	236,710	4,469
Eldorado Gold Corp.	511,000	8,301
Macdonald Dettwiler & Associates, Ltd. ‡	235,405	10,991
Neo Material Technologies, Inc. ‡	555,100	2,036
Pacific Rubiales Energy Corp. ‡	277,400	6,654
Silver Wheaton Corp. ‡	224,600	4,236
Chile - 1.0%
Sociedad Quimica y Minera de Chile SA - Series B ADR	123,185	4,680
China - 2.7%
Bank of China, Ltd.	9,482,000	5,005
Changyou.com, Ltd. ADR ‡	103,500	2,961
China Mobile, Ltd. ADR	98,565	5,021
Denmark - 1.9%
Novo Nordisk A/S - Class B	54,517	4,663
Tryg AS ^	72,840	4,423
France - 7.1%
Alcatel-Lucent ‡ ^	853,976	2,556
Alstom SA ^	64,815	3,392
Arkema SA	90,063	3,926
BNP Paribas	74,530	5,119
CNP Assurances	203,175	4,194
Eutelsat Communications	78,834	2,912
Ipsen SA	131,466	4,372
Sodexo	121,214	7,637
Germany - 5.2%
Deutsche Boerse AG	91,672	6,418
Fresenius Medical Care AG & Co., KGaA	81,093	4,450
Linde AG	39,077	4,581
SMA Solar Technology AG	26,053	3,220
Tognum AG	304,248	6,077
Hong Kong - 0.5%
Kerry Properties, Ltd.	503,500	2,522
India - 0.3%
State Bank of India GDR	11,870	1,276
Ireland - 2.0%
DCC PLC	182,606	4,486
Willis Group Holdings PLC	161,900	4,954
Israel - 1.3%
Makhteshim-Agan Industries, Ltd.	871,983	3,054
Teva Pharmaceutical Industries, Ltd. ADR	64,000	3,127
Japan - 13.2%
Brother Industries, Ltd. ^	408,200	4,375
Circle K Sunkus Co., Ltd. ^	267,500	3,586
GMO Internet, Inc. § ^	880,700	3,384
Jupiter Telecommunications Co., Ltd.	7,948	8,170
KDDI Corp.	1,098	5,344
Kenedix Realty Investment Corp. REIT	1,352	4,441
Makita Corp.	119,000	3,438
Nifco, Inc.	166,100	3,780
Nihon Kohden Corp.	244,200	4,511
Nippon Electric Glass Co., Ltd.	569,600	7,260
NSD Co., Ltd. § ^	325,400	3,525
Point, Inc.	55,670	2,803
Sankyo Co., Ltd.	83,800	4,103
Sundrug Co., Ltd. ^	173,100	4,482
Korea, Republic of - 2.3%
Hyundai Mobis ‡	43,110	7,452
Samsung SDI Co., Ltd.	24,625	3,538
Netherlands - 9.8%
Akzo Nobel NV	104,010	6,127
Fugro NV ^	94,570	4,993
Koninklijke Ahold NV	477,113	6,125
Nutreco NV	113,759	6,873
Sligro Food Group NV §	180,378	5,124
TNT NV	250,754	7,483
Unilever NV ^	320,132	9,418
USG People NV ‡	50,300	772
Norway - 2.0%
DnB NOR ASA	525,460	6,526
ProSafe SE ^	670,545	3,110
South Africa - 1.1%
MTN Group, Ltd.	320,585	5,139
Sweden - 1.3%
Elekta AB - Class B	53,550	1,552
Svenska Handelsbanken AB - Class A ^	159,821	4,587
Switzerland - 8.2%
Bucher Industries AG	31,348	3,759
Credit Suisse Group AG	112,276	5,113
Givaudan SA	5,426	5,000
Nestle SA	102,249	5,055
Nobel Biocare Holding AG	25,107	423
Roche Holding AG	44,362	5,770
SGS SA ‡	4,434	6,227
Sulzer AG	74,441	7,718
Turkey - 0.7%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT ‡	3,149,631	3,511
United Kingdom - 19.5%
Amlin PLC	1,088,938	7,259
Antofagasta PLC	236,932	3,673
Avanti Communications Group PLC ‡	376,500	2,777
Balfour Beatty PLC	586,346	2,292
Cairn Energy PLC ‡	971,240	7,113
Chemring Group PLC	195,214	8,847
Croda International PLC	243,966	4,942
Experian Group, Ltd.	730,895	7,197
Fidessa Group PLC	110,522	2,537
HSBC Holdings PLC	719,570	7,393
Informa PLC	604,169	3,720
Jazztel PLC ‡ ^	1,151,865	4,188
Reed Elsevier PLC	621,379	5,382
RPS Group PLC	1,472,605	4,506
Smith & Nephew PLC	351,550	3,059
Soco International PLC ‡ ^	391,400	2,575
Travis Perkins PLC ‡	198,405	2,626
Tullow Oil PLC	205,210	3,964
Vodafone Group PLC	4,167,362	9,727

Total Common Stocks (cost $416,519)		465,049

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value

WARRANT - 0.0% ∞
Italy - 0.0% ∞
UBI Banca SCpA ‡ Expiration: 06/30/2011 Exercise Price: 12.30	EUR	138,395	$3
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36%▲		23,370,175	23,370
Total Securities Lending Collateral (cost $23,370)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $12,703 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12,961.	$12,703	12,703

Total Repurchase Agreement (cost $12,703)

Total Investment Securities (cost $452,592) #		501,125
Other Assets and Liabilities - Net		(22,498)

Net Assets		$478,627

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	7.6%	$38,126
Commercial Banks	6.8	33,950
Insurance	5.5	28,026
Media	5.3	26,704
Oil, Gas & Consumable Fuels	5.3	26,407
Wireless Telecommunication Services	5.0	25,231
Software	4.6	22,820
Food Products	4.5	22,422
Metals & Mining	4.0	20,327
Food & Staples Retailing	3.9	19,790
Pharmaceuticals	3.6	17,932
Professional Services	2.7	13,424
Electrical Equipment	2.5	12,689
Diversified Telecommunication Services	2.4	11,873
Machinery	2.3	11,477
Electronic Equipment & Instruments	2.1	10,798
Health Care Equipment & Supplies	1.9	9,545
Energy Equipment & Services	1.8	9,043
Aerospace & Defense	1.8	8,847
Real Estate Investment Trusts	1.6	7,952
Hotels, Restaurants & Leisure	1.5	7,637
Air Freight & Logistics	1.5	7,483
Auto Components	1.5	7,452
Diversified Financial Services	1.3	6,418
Multiline Retail	1.3	6,389
Commercial Services & Supplies	1.1	5,278

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Capital Markets	1.0%	$5,113
Industrial Conglomerates	0.9	4,486
Health Care Providers & Services	0.9	4,450
Office Electronics	0.9	4,375
Leisure Equipment & Products	0.8	4,103
Specialty Retail	0.8	3,985
Household Durables	0.7	3,438
Internet Software & Services	0.7	3,384
Beverages	0.6	3,099
Trading Companies & Distributors	0.5	2,626
Communications Equipment	0.5	2,556
Real Estate Management & Development	0.5	2,522
Construction & Engineering	0.5	2,292
Health Care Technology	0.1	583

Investment Securities, at Value	92.8	465,052
Short-Term Investments	7.2	36,073

Total Investments	100.0%	$501,125

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $22,245.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 07/31/2010.

§	Illiquid. These securities aggregated to $12,033, or 2.51%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $452,592. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,185 and $19,652, respectively. Net unrealized appreciation for tax purposes is $48,533.
DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$83,339	$381,710	$—	$465,049
Repurchase Agreement	—	12,703		12,703
Securities Lending Collateral	23,370	—	—	23,370
Warrants	—	3	—	3

Total	$106,709	$394,416	$—	$501,125

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 1.6%
Brazil - 1.6%
Lojas Americanas SA, 0.27% ▲	812,590	$6,930
Total Preferred Stock (cost $4,273)

COMMON STOCKS - 95.9%
Brazil - 13.3%
Anhanguera Educacional Participacoes SA	80,000	1,249
B2W Cia Global Do Varejo	159,000	3,056
BM&FBOVESPA SA	536,146	3,948
Cia de Bebidas das Americas ADR ^	34,600	3,779
Cyrela Brazil Realty SA Empreendimentos e Participacoes	215,400	3,036
Diagnosticos da America SA ‡	270,800	2,603
Empresa Brasileira de Aeronautica SA ADR ^	169,660	4,474
Estacio Participacoes SA	42,000	501
Fleury SA ‡	18,000	209
MRV Engenharia e Participacoes SA	270,800	2,428
Multiplan Empreendimentos Imobiliarios SA	97,000	1,814
Natura Cosmeticos SA	353,300	9,179
Petroleo Brasileiro SA - Class A ADR	446,500	14,221
Vale SA - Class B ADR ‡	312,540	7,573
Canada - 1.1%
Niko Resources, Ltd.	22,261	2,401
Pacific Rubiales Energy Corp. ‡	92,668	2,223
Cayman Islands - 0.8%
Baidu, Inc. ADR ‡	40,890	3,329
Chile - 1.3%
Banco Santander Chile	17,658,801	1,406
Centros Comerciales Sudamericanos SA	711,781	3,625
Sociedad Quimica y Minera de Chile SA ADR	14,610	555
China - 3.9%
China Shenhua Energy Co., Ltd. - Class H	614,000	2,364
Ctrip.com International, Ltd. ADR ‡ ^	52,470	2,112
PetroChina Co., Ltd.	3,688,000	4,178
Shanghai Zhenhua Heavy Industry Co., Ltd. ‡	1,438,470	797
Sohu.com, Inc. ‡	66,780	3,140
Tencent Holdings, Ltd.	123,800	2,384
Tingyi Cayman Islands Holding Corp.	425,000	1,079
Travelsky Technology, Ltd.	873,000	805
Colombia - 1.2%
Almacenes Exito SA	63,701	693
Almacenes Exito SA - 144A GDR	101,100	1,096
Bancolombia SA ADR ^	60,310	3,536
Denmark - 1.0%
Carlsberg AS - Class B	51,200	4,540
Egypt - 1.7%
Commercial International Bank Egypt SAE ‡	696,336	4,754
Eastern Tobacco ‡	39,982	863
Egyptian Financial Group-Hermes Holding	392,670	1,909
France - 0.6%
CFAO SA ^	80,920	2,475
Hong Kong - 9.5%
China Mobile, Ltd.	646,000	6,545
China Resources Enterprise, Ltd.	1,319,000	5,009
CNOOC, Ltd.	5,610,000	9,461
Dairy Farm International Holdings, Ltd.	269,500	2,070
Hang Lung Group, Ltd.	328,000	1,926
Hang Lung Properties, Ltd.	1,712,000	7,097
Hong Kong Exchanges & Clearing, Ltd.	528,000	8,660
Television Broadcasts, Ltd.	138,000	640
India - 13.2%
Asian Paints, Ltd.	13,500	755
Colgate Palmolive Co. ‡	65,500	1,192
Divi’s Laboratories, Ltd.	141,108	2,275
HDFC Bank, Ltd. ADR ^	60,600	9,974
Hindustan Unilever, Ltd. ‡	972,700	5,278
Housing Development Finance Corp. ‡	105,900	6,810
ICICI Bank, Ltd. ADR	97,770	3,804
Infosys Technologies, Ltd.	295,400	17,573
Sun Pharmaceutical Industries, Ltd. ‡	43,100	1,630
Tata Consultancy Services, Ltd.	241,002	4,337
Zee Entertainment Enterprises, Ltd.	644,700	4,126
Indonesia - 2.8%
Astra International	652,100	3,695
Bank Central Asia	3,085,900	2,052
Telekomunikasi Indonesia	4,426,175	4,180
Unilever Indonesia	1,205,000	2,282
Korea, Republic of - 4.4%
MegaStudy Co., Ltd.	19,547	2,819
NHN Corp. ‡	70,841	11,017
Shinsegae Co., Ltd.	11,510	5,507
Luxembourg - 1.1%
Tenaris SA ADR ^	122,880	4,921
Mexico - 9.3%
America Movil SAB de CV - Series L ADR	299,200	14,844
Bolsa Mexicana de Valores SAB de CV ^	73,700	126
Corp GEO SAB de CV - Series B ‡	503,500	1,401
Fomento Economico Mexicano SAB de CV ADR	87,740	4,271
Fomento Economico Mexicano SAB de CV ^	1,048,000	5,102
Grupo Financiero Inbursa SA - Class O	131,900	479
Grupo Modelo SAB de CV - Series C	860,900	4,653
Grupo Televisa SA ADR	201,590	3,830
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV ‡	783,500	947
Sare Holding SAB de CV - Class B ‡	1,312,801	290
Wal-Mart de Mexico SAB de CV - Series V ^	1,941,986	4,580
Norway - 0.4%
DNO International ASA ‡ ^	1,161,600	1,596
Peru - 0.5%
Credicorp, Ltd.	22,360	2,185
Philippines - 3.0%
Jollibee Foods Corp.	1,103,900	1,878
Philippine Long Distance Telephone Co. ‡	39,000	2,072
SM Investments Corp.	226,110	2,159
SM Prime Holdings, Inc.	30,223,870	7,034
Russian Federation - 4.3%
Magnit OJSC	124,343	11,812
Novatek OAO GDR - 144A	44,300	3,323
Novatek OAO GDR	48,600	3,645
South Africa - 5.9%
Anglo Platinum, Ltd. ‡ ^	48,063	4,632
Impala Platinum Holdings, Ltd.	325,000	8,798
JSE, Ltd.	25,700	250
MTN Group, Ltd.	351,800	5,640
Standard Bank Group, Ltd. ^	405,530	6,309
Sweden - 0.1%
Oriflame Cosmetics SA ^	8,300	496
Taiwan - 6.8%
Epistar Corp.	1,713,500	4,711
High Tech Computer Corp.	219,537	4,029
Mediatek, Inc. ‡	777,922	10,524
Synnex Technology International Corp.	713,198	1,625
Taiwan Semiconductor Manufacturing Co., Ltd.	4,548,459	8,857
Thailand - 0.2%
Siam Commercial Bank PCL	298,400	823
Turkey - 2.8%
Anadolu AS	107,721	1,358
Bim Birlesik Magazalar AS	91,900	2,820
Enka Insaat VE Sanayi AS	1,171,449	4,313
Haci Omer Sabanci Holding AS	615,918	2,861
Yapi Ve Kredi Bankasi AS ‡	216,478	658

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom - 6.7%
Anglo American PLC ‡	225,550	$8,935
Antofagasta PLC	46,450	720
Cairn Energy PLC ‡	575,630	4,216
SABMiller PLC	346,950	10,529
Tullow Oil PLC	255,810	4,942
United States - 0.0% ∞
Mindray Medical International, Ltd. ADR ^	6,670	206

Total Common Stocks (cost $314,412)		418,448

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	30,337,659	30,338
Total Securities Lending Collateral (cost $30,338)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $7,307 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $7,457.	$7,307	7,307
Total Repurchase Agreement (cost $7,307)

Total Investment Securities (cost $356,330) #		463,023
Other Assets and Liabilities - Net		(27,172)

Net Assets		$435,851

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	11.3%	$52,570
Commercial Banks	7.8	35,980
Beverages	7.3	34,232
Food & Staples Retailing	7.0	32,203
Metals & Mining	6.5	30,658
Wireless Telecommunication Services	6.3	29,101
Semiconductors & Semiconductor Equipment	5.1	24,092
IT Services	4.8	22,715
Real Estate Management & Development	4.3	20,299
Internet Software & Services	4.3	19,870
Diversified Financial Services	3.5	15,845
Personal Products	2.0	9,675
Household Products	1.9	8,752
Media	1.8	8,596
Multiline Retail	1.5	6,930
Thrifts & Mortgage Finance	1.5	6,810
Industrial Conglomerates	1.5	6,472
Distributors	1.1	5,009
Energy Equipment & Services	1.1	4,921
Household Durables	1.1	4,727
Diversified Consumer Services	1.0	4,569
Aerospace & Defense	1.0	4,474
Diversified Telecommunication Services	0.9	4,180
Computers & Peripherals	0.9	4,029
Hotels, Restaurants & Leisure	0.9	3,990
Automobiles	0.8	3,695
Internet & Catalog Retail	0.7	3,056
Health Care Providers & Services	0.6	2,812
Auto Components	0.5	2,475
Life Sciences Tools & Services	0.5	2,275
Capital Markets	0.4	1,909
Pharmaceuticals	0.4	1,630
Electronic Equipment & Instruments	0.4	1,625

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Chemicals	0.3%	$1,310
Food Products	0.2	1,079
Construction & Engineering	0.2	947
Tobacco	0.2	863
Machinery	0.2	797
Health Care Equipment & Supplies	0.0	206

Investment Securities, at Value	91.8	425,378
Short-Term Investments	8.2	37,645

Total Investments	100.0%	$463,023

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $29,413.

∞	Amount rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $356,330. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $116,373 and $9,680, respectively. Net unrealized appreciation for tax purposes is $106,693.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $4,419, or 1.01%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$119,156	$299,292	$—	$418,448
Preferred Stocks	6,930	—	—	6,930
Repurchase Agreement	—	7,307	—	7,307
Securities Lending Collateral	30,338	—	—	30,338

Total	$156,424	$306,599	$—	$463,023

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Oppenheimer Small- & Mid-Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 94.5%
Aerospace & Defense - 1.9%
Goodrich Corp.	74,090	$5,399
Auto Components - 4.7%
Goodyear Tire & Rubber Co. ‡	246,950	2,635
Lear Corp. ‡	61,740	4,826
WABCO Holdings, Inc. ‡	148,170	5,731
Beverages - 1.6%
Molson Coors Brewing Co. - Class B	98,690	4,441
Capital Markets - 2.9%
Affiliated Managers Group, Inc. ‡	37,044	2,624
E*Trade Financial Corp. ‡	185,216	2,710
Lazard, Ltd. - Class A	98,780	2,930
Chemicals - 4.1%
Celanese Corp. - Series A	203,730	5,723
Intrepid Potash, Inc. ‡ ^	246,950	5,976
Commercial Banks - 4.0%
Comerica, Inc.	104,950	4,026
Fifth Third Bancorp	308,690	3,923
KeyCorp	432,160	3,656
Communications Equipment - 1.0%
Harris Corp.	61,740	2,749
Construction & Engineering - 1.0%
Foster Wheeler AG ‡	123,480	2,843
Containers & Packaging - 1.2%
Owens-Illinois, Inc. ‡	123,480	3,414
Diversified Financial Services - 2.7%
CIT Group, Inc. ‡	80,350	2,922
Fifth Street Finance Corp.	185,195	2,011
Invesco, Ltd.	148,170	2,895
Electric Utilities - 3.4%
Cleco Corp.	123,480	3,525
NV Energy, Inc.	370,430	4,705
Pepco Holdings, Inc.	86,430	1,462
Electrical Equipment - 1.1%
General Cable Corp. ‡	123,480	3,277
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. ‡	123,474	3,449
Amphenol Corp. - Class A	74,088	3,319
Sanmina-SCI Corp. ‡	186,170	2,340
Energy Equipment & Services - 1.9%
Ensco PLC ADR	67,910	2,839
Tidewater, Inc.	61,740	2,530
Food & Staples Retailing - 0.7%
Kroger Co.	98,780	2,092
Food Products - 1.4%
Chiquita Brands International, Inc. ‡	172,870	2,538
Dole Food Co., Inc. ‡	148,170	1,621
Gas Utilities - 1.0%
EQT Corp.	80,260	2,944
Health Care Equipment & Supplies - 1.4%
Hospira, Inc. ‡	74,610	3,887
Health Care Providers & Services - 3.6%
Aetna, Inc.	104,950	2,923
DaVita, Inc. ‡	73,917	4,237
Universal Health Services, Inc. - Class B	86,470	3,110
Hotels, Restaurants & Leisure - 2.9%
Bally Technologies, Inc. ‡ ^	86,430	2,792
Brinker International, Inc.	172,870	2,718
Pinnacle Entertainment, Inc. ‡	273,041	2,962
Household Durables - 1.0%
Mohawk Industries, Inc. ‡	61,740	3,021
Household Products - 1.2%
Energizer Holdings, Inc. ‡	55,568	3,419
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. ‡	62,530	1,418
Industrial Conglomerates - 2.5%
Tyco International, Ltd.	185,210	7,090
Insurance - 8.8%
ACE, Ltd.	74,088	3,933
AON Corp.	80,260	3,023
Assurant, Inc.	172,870	6,446
Everest RE Group, Ltd.	98,784	7,669
Genworth Financial, Inc. - Class A ‡	310,650	4,219
IT Services - 1.5%
Teletech Holdings, Inc. ‡	308,687	4,291
Leisure Equipment & Products - 1.4%
Mattel, Inc.	185,210	3,919
Life Sciences Tools & Services - 2.1%
Charles River Laboratories International, Inc. ‡	91,610	2,847
Thermo Fisher Scientific, Inc. ‡	74,330	3,335
Machinery - 3.0%
Ingersoll-Rand PLC	80,260	3,006
Navistar International Corp. ‡	111,131	5,746
Media - 1.5%
Cablevision Systems Corp. - Class A	160,210	4,391
Multi-Utilities - 2.4%
CMS Energy Corp. ^	432,168	6,880
Oil, Gas & Consumable Fuels - 5.3%
Bill Barrett Corp. ‡	50,000	1,769
Consol Energy, Inc.	93,390	3,500
Noble Energy, Inc.	61,740	4,140
Range Resources Corp.	49,199	1,826
Ultra Petroleum Corp. ‡	98,720	4,184
Pharmaceuticals - 1.1%
Biovail Corp.	148,170	3,243
Professional Services - 1.5%
Towers Watson & Co. - Class A	98,780	4,397
Real Estate Investment Trusts - 2.7%
BioMed Realty Trust, Inc.	148,166	2,673
ProLogis	308,690	3,353
Starwood Property Trust, Inc.	98,780	1,754
Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	98,780	3,506
Semiconductors & Semiconductor Equipment - 1.9%
LAM Research Corp. ‡	67,915	2,865
Teradyne, Inc. ‡ ^	245,960	2,647
Software - 1.7%
Electronic Arts, Inc. ‡	185,210	2,950
McAfee, Inc. ‡	62,866	2,081
Specialty Retail - 3.1%
Abercrombie & Fitch Co. - Class A	80,260	2,965
Bed Bath & Beyond, Inc. ‡	74,090	2,807
Chico’s FAS, Inc.	111,130	1,041
Children’s Place Retail Stores, Inc. ‡	49,370	2,066
Textiles, Apparel & Luxury Goods - 1.3%
Phillips-Van Heusen Corp.	74,090	3,845

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Oppenheimer Small- & Mid-Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Thrifts & Mortgage Finance - 1.0%
NewAlliance Bancshares, Inc.	246,950	$3,005
Trading Companies & Distributors - 1.0%
Aircastle, Ltd.	308,690	2,821
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. ‡	86,430	3,238

Total Common Stocks (cost $236,927)		272,033

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	2,994,988	2,995
Total Securities Lending Collateral (cost $2,995)

	Principal	Value

REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $14,322 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $14,610.	$14,322	$14,322
Total Repurchase Agreement (cost $14,322)

Total Investment Securities (cost $254,244) #		289,350
Other Assets and Liabilities - Net		(1,522)

Net Assets		$287,828

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,929.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $254,244. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,832 and $5,726, respectively. Net unrealized appreciation for tax purposes is $35,106.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$252,322	$19,711	$—	$272,033
Repurchase Agreement	—	14,322	—	14,322
Securities Lending Collateral	2,995	—	—	2,995

Total	$255,317	$34,033	$—	$289,350

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 97.7%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$24,056	$24,107
2.00%, 01/15/2026		32,426	33,954
2.13%, 02/15/2040		11,002	11,673
2.38%, 01/15/2025 - 01/15/2027 (b)		117,276	128,822
2.50%, 01/15/2029		16,502	18,410
3.38%, 04/15/2032		615	786
3.63%, 04/15/2028		39,522	50,471
3.88%, 04/15/2029		47,695	63,282
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/2013		1,239	1,267
1.25%, 04/15/2014		1,649	1,726
1.38%, 07/15/2018 - 01/15/2020 (b)		68,425	70,343
1.63%, 01/15/2015 - 01/15/2018		62,946	66,581
1.88%, 07/15/2013 - 07/15/2019 (b)		136,340	145,548
2.00%, 04/15/2012 - 01/15/2016 (b)		156,868	167,803
2.13%, 01/15/2019		5,508	6,023
2.38%, 01/15/2017		71,720	79,256
2.50%, 07/15/2016		34,569	38,569
2.63%, 07/15/2017		6,842	7,728
3.00%, 07/15/2012		32,883	34,979
3.38%, 01/15/2012		11,247	11,833
U.S. Treasury Note
2.13%, 05/31/2015		500	514
2.75%, 05/31/2017		2,200	2,266
3.13%, 05/15/2019		10,600	10,921
3.38%, 11/15/2019		2,200	2,294
3.50%, 05/15/2020		4,600	4,831
3.63%, 08/15/2019		14,300	15,243

Total U.S. Government Obligations (cost $958,968)			999,230

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Fannie Mae
0.48%, 08/25/2034 *		120	113
1.60%, 10/01/2044 *		51	51
Freddie Mac
0.57%, 02/15/2019 *		2,068	2,061

Total U.S. Government Agency Obligations (cost $2,271)			2,225

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Australia Government Bond
3.00%, 09/20/2025	AUD	5,000	4,778
4.00%, 08/20/2015 - 08/20/2020 ^	AUD	3,500	5,189
Canadian Government Bond
2.00%, 12/01/2014	CAD	8,500	8,197
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD	500	450

Total Foreign Government Obligations (cost $18,432)			18,614

MORTGAGE-BACKED SECURITIES - 1.4%
Arkle Master Issuer PLC
Series 2010-1A, Class 2A
1.53%, 05/17/2060 - 144A *		$2,600	2,580
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051		530	544
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		42	43
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.76%, 03/25/2035 *		807	728
Series 2005-2, Class A2
2.93%, 03/25/2035 *		255	235
Series 2005-5, Class A1
2.34%, 08/25/2035 *		253	242
Series 2005-5, Class A2
2.56%, 08/25/2035 *		432	407
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.82%, 12/25/2035 *		40	35
Series 2005-6, Class A1
2.51%, 08/25/2035 *		306	270
Series 2005-6, Class A2
2.56%, 08/25/2035 *		380	328
Series 2005-6, Class A3
2.21%, 08/25/2035 *		52	47
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	421
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.62%, 04/25/2035 *		1,135	683
Series 2005-R2, Class 1AF1
0.67%, 06/25/2035 - 144A *		273	223
Granite Master Issuer PLC
Series 2006-3, Class A3
0.38%, 12/20/2054 *		928	868
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.55%, 06/25/2045 *		461	275
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.94%, 09/25/2035 *		783	738
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043		510	532
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *		200	206
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.73%, 03/25/2036 *		799	259

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

MORTGAGE - BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049		$300	$306
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *		1,200	1,246
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.51%, 06/25/2046 *		1,218	463
Sequoia Mortgage Trust
Series 5, Class A
0.69%, 10/19/2026 *		137	114
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.54%, 05/25/2046 *		1,044	542
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045		720	768
Series 2006-C28, Class A4
5.57%, 10/15/2048		400	414
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *		758	759

Total Mortgage-Backed Securities (cost $14,817)			14,276

ASSET-BACKED SECURITIES - 0.5%
ARES CLO Funds
Series 2006-6RA, Class A1B
0.76%, 03/12/2018 - 144A *		890	852
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036		1,228	693
Equity One, Inc.
Series 2004-1, Class AV2
0.63%, 04/25/2034 *		47	31
Gazprom Via GAZ Capital SA
Series 16
7.34%, 04/11/2013 - 144A		300	324
Magnolia Funding, Ltd.
Series 2010-1A, Class A1
3.00%, 04/20/2017 - 144A		532	689
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036		480	284
SLM Student Loan Trust
Series 2010-B, Class A1
2.25%, 08/15/2016 - 144A *		2,500	2,497
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.67%, 01/25/2034 - 144A *		3	3

Total Asset-Backed Securities (cost $5,760)			5,373

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		500	353
Tobacco Settlement Financing Corp. -Series A
6.00%, 06/01/2023		385	387
7.47%, 06/01/2047		670	496

Total Municipal Government Obligations (cost $1,471)			1,236

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		1,500	1,545
Wells Fargo Capital XIII
7.70%, 03/26/2013 Ž		800	820

Total Preferred Corporate Debt Securities (cost $2,300)			2,365

CORPORATE DEBT SECURITIES - 8.3%
Capital Markets - 1.6%
BP Capital Markets PLC
0.67%, 04/11/2011 *		200	195
Goldman Sachs Group, Inc.
0.60%, 02/06/2012 *		500	493
0.99%, 03/22/2016 *		5,455	5,051
Morgan Stanley
1.03%, 03/01/2013 *	EUR	1,000	1,234
2.88%, 05/14/2013 *		$8,800	8,895
Morgan Stanley — Series F
0.78%, 01/09/2012 *		200	196
0.97%, 10/18/2016 *		800	707
Commercial Banks - 2.1%
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		1,700	1,892
ANZ National International, Ltd./London
0.90%, 08/19/2014 - 144A *		2,000	2,015
Banco Mercantil del Norte SA
4.38%, 07/19/2015 - 144A		100	100
Bank of Scotland PLC
4.88%, 04/15/2011 - Reg S §		1,100	1,132
Barclays Bank PLC
1.64%, 12/16/2011 *		10,600	10,597
HBOS PLC
6.75%, 05/21/2018 - 144A		1,000	961
National Australia Bank, Ltd.
5.35%, 06/12/2013 - 144A		1,400	1,531
Royal Bank of Scotland PLC
3.00%, 12/09/2011 - 144A		1,000	1,026
Wachovia Corp.
0.64%, 04/23/2012 *		1,100	1,092
Consumer Finance - 0.0% ∞
SLM Corp.
5.05%, 11/14/2014		300	268
Diversified Financial Services - 1.5%
Ally Financial, Inc.
6.88%, 09/15/2011		500	510
Citigroup, Inc.
0.54%, 05/18/2011 *		1,500	1,493

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Diversified Financial Services (continued)
Countrywide Financial Corp.
5.80%, 06/07/2012		$500	$531
Ford Motor Credit Co., LLC
7.25%, 10/25/2011		1,950	2,015
7.80%, 06/01/2012		150	157
Green Valley, Ltd.
4.41%, 01/10/2011 - 144A * §	EUR	300	388
Merrill Lynch & Co., Inc.
1.49%, 09/27/2012 *	EUR	7,400	9,292
Mystic Re, Ltd.
10.54%, 06/07/2011 - 144A * §		$1,000	968
Vita Capital III, Ltd.
1.65%, 01/01/2012 - 144A * §		400	389
Food Products - 0.6%
Tyson Foods, Inc.
10.50%, 03/01/2014		5,000	5,975
Household Durables - 0.4%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,679
Insurance - 2.0%
American International Group, Inc.
8.18%, 05/15/2058 *		3,650	3,157
8.63%, 05/22/2038 - Reg S *	GBP	500	655
Foundation RE II, Ltd. — Series 2006-I
7.20%, 11/26/2010 - 144A * §		$500	480
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		6,000	6,472
Metropolitan Life Global Funding I
2.44%, 06/10/2011 - 144A *		7,000	7,082
New York Life Global Funding
4.65%, 05/09/2013 - 144A		1,600	1,733
Pacific Life Global Funding
5.15%, 04/15/2013 - 144A		500	538
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos
5.50%, 01/21/2021 - 144A		800	823

Total Corporate Debt Securities (cost $79,620)			83,722

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Commercial Banks - 0.0% ∞
Wells Fargo & Co. 7.50% ▲	400	$390
Total Convertible Preferred Stock (cost $400)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% ∞
U.S. Treasury Bill (a)
0.14%, 08/26/2010 ▲	310	310
0.18%, 01/06/2011 ▲	80	80

Total Short-Term U.S. Government Obligations (cost $390)		390

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	2,145,312	2,145
Total Securities Lending Collateral (cost $2,145)

	Principal	Value

REPURCHASE AGREEMENTS - 0.0% ∞
J.P. Morgan Securities Inc. 0.22% ▲, dated 07/30/2010, to be repurchased at $100 on 08/02/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 07/31/2011, and with a value of $102.	$100	100
Total Repurchase Agreements (cost $100)

Total Investment Securities (cost $1,086,674) #		1,130,066
Other Assets and Liabilities - Net		(106,248)

Net Assets		$1,023,818

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating	Pay/Receive	Exercise	Expiration	Notional
Description	Rate Index	Floating Rate	Rate	Date	Amount	Premiums	Value

Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	$(6,800)	$(41)	$(207)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(4,200)	(16)	(128)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(19,000)	(65)	(580)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(5,000)	(33)	(153)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	10/29/2010	(1,400)	(9)	(43)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	10/29/2010	(9,600)	(32)	(295)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	10/29/2010	(1,600)	(7)	(49)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	01/24/2011	(3,400)	(19)	(108)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	08/31/2010	(14,000)	(67)	(724)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	08/31/2010	(5,600)	(48)	(290)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	08/31/2010	(15,100)	(110)	(781)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	∞	03/10/2020	(1,800)	(14)	(21)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	∞	03/12/2020	(7,600)	(64)	(94)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	∞	04/07/2020	(14,200)	(127)	(177)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pays	3.00	06/18/2012	(10,600)	(96)	(97)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pays	3.00	06/18/2012	(10,800)	(121)	(99)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pays	3.00	06/18/2012	(13,300)	(146)	(122)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pays	3.00	06/18/2012	(7,000)	(78)	(64)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pays	3.00	06/18/2012	(11,300)	(129)	(103)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	08/31/2010	(20,500)	(104)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	08/31/2010	(5,600)	(24)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	08/31/2010	(14,000)	(95)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(1,400)	(7)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(5,000)	(50)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(19,000)	(103)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(4,200)	(38)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	10/29/2010	(1,400)	(11)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	10/29/2010	(1,600)	(8)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	10/29/2010	(9,600)	(69)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	01/24/2011	(3,400)	(28)	(1)
Put - Interest Rate Swap, European Style	OTC USD vs RYL	Pays	5.37	09/20/2010	(8,000)	(158)	♦
Put - Interest Rate Swap, European Style	5-Year IRO USD	Pays	5.50	08/31/2010	(7,000)	(75)	♦
Put - Interest Rate Swap, European Style	7-Year IRO USD	Pays	6.00	08/31/2010	(500)	(4)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(2,600)	(18)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(1,400)	(9)	♦

						$(2,023)	$(4,136)

SWAP AGREEMENTS: (c)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit
				Spread (BP)				Unrealized
	Fixed Deal	Maturity		at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	07/31/2010(3)	Amount (4)	Value	Paid	(Depreciation)

Black and Decker Corp.,
8.95%, 04/15/2014	2.20	06/20/2014	CBK	23.02	$3,000	$(227)	$—	$(227)
Marsh & McLennan Cos., Inc.,
5.75%, 09/15/2015	0.76	09/20/2015	BRC	122.22	6,000	129	—	129
Tyson Foods, Inc.,
6.60%, 03/20/2014	1.00	03/20/2014	BPS	144.69	6,000	103	322	(219)

						$5	$322	$(317)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (c)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
				Credit
	Fixed Deal			Spread (BP)			Premiums	Unrealized
	Receive	Maturity		at	Notional	Market	Paid	Appreciation
Reference Obligation	Rate	Date	Counterparty	07/31/2010(3)	Amount (4)	Value	(Received)	(Depreciation)

American International Group, Inc.,
6.25%, 05/01/2036	5.00	12/20/2013	DUB	268.53	$6,500	$469	$(445)	$914
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	BRC	114.29	1,000	(7)	(8)	1
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	BRC	114.29	1,000	(7)	(18)	11
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	HUS	114.29	1,000	(7)	(14)	7
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2020	DUB	141.17	2,500	(86)	(81)	(5)
France Government Bond,
4.25%, 04/25/2019	0.25	06/20/2015	DUB	64.76	1,300	(24)	(41)	17
France Government Bond,
4.25%, 04/25/2019	0.25	06/20/2015	CBK	64.76	1,300	(24)	(30)	6
Petrobras International Finance Co.,
8.38%, 12/10/2018	1.00	09/20/2012	DUB	134.66	300	(2)	(4)	2
Republic of Italy,
6.88%, 09/27/2023	1.00	06/20/2011	BOA	115.18	200	—	(2)	2
Republic of Italy,
6.88%, 09/27/2023	1.00	06/20/2015	DUB	135.88	800	(13)	(16)	3
United Kingdom Gilt,
4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	57.16	2,200	44	18	26
United Kingdom Gilt,
4.25%, 06/07/2032 §	1.00	06/20/2015	CBK	57.16	1,600	32	12	20
United Kingdom Gilt,
4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	57.16	700	14	3	11

						$389	$(626)	$1,015

INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

		Maturity		Currency	Notional	Market	Premiums	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid	Appreciation

BRL-CDI	14.77	01/02/2012	HUS	BRL	$200	$11	$1	$10
BRL-CDI	14.77	01/02/2012	MLC	BRL	1,100	60	1	59
BRL-CDI	11.89	01/02/2013	HUS	BRL	4,800	24	6	18
FRC - Excluding Tobacco-Non-Revised CPI	2.10	10/15/2010	BRC	EUR	5,000	208	—	208
FRC - Excluding Tobacco-Non-Revised CPI	2.04	02/21/2011	BPS	EUR	5,500	223	—	223

						$526	$8	$518

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD LIBOR	4.00	12/15/2020	DUB	—	$13,000	$1,101	$634	$467
3-Month USD LIBOR	4.00	12/15/2020	RYL	—	14,900	1,262	728	534
3-Month USD LIBOR	4.00	12/15/2020	BRC	—	5,600	474	260	214
3-Month USD LIBOR §	4.00	12/15/2020	HUS	—	10,200	864	761	103
BRL-CDI	10.68	01/02/2012	BRC	BRL	14,800	(85)	(56)	(29)
BRL-CDI	11.14	01/02/2012	ZCS	BRL	2,600	25	8	17

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (c)
INTEREST RATE SWAP AGREEMENTS — PAYABLE (continued):

							Premiums
		Maturity		Currency	Notional	Market	Paid	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	Appreciation

BRL-CDI §	11.63	01/02/2012	MYC	BRL	$20,100	$81	$(21)	$102
BRL-CDI	10.58	01/02/2012	UAG	BRL	13,000	(105)	(1)	(104)
BRL-CDI	10.12	01/02/2012	MYC	BRL	3,000	(56)	(11)	(45)
BRL-CDI	11.36	01/02/2012	HUS	BRL	29,800	249	34	215
BRL-CDI	12.07	01/02/2013	IRS	BRL	14,900	107	(48)	155
BRL-CDI	11.98	01/02/2013	MYC	BRL	5,300	31	—	31
BRL-CDI	11.89	01/02/2013	GLM	BRL	20,100	101	10	91
FRC - Excluding Tobacco-Non-Revised CPI	2.10	10/15/2011	UAG	EUR	2,800	144	—	144

						$4,193	$2,298	$1,895

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Appreciation

10-Year U.S. Treasury Note	Long	245	09/21/2010	$744
90-Day Euro	Long	66	06/13/2011	157

				$901

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Australian Dollar	(381)	10/29/2010	$(337)	$(4)
Brazilian Real	732	08/03/2010	402	14
Brazilian Real	(732)	08/03/2010	(413)	(3)
Brazilian Real	732	10/04/2010	407	3
Brazilian Real	6,973	10/04/2010	3,910	♦
Brazilian Real	907	10/04/2010	509	♦
Canadian Dollar	14,713	08/16/2010	14,022	288
Canadian Dollar	(22,386)	08/16/2010	(21,035)	(737)
Canadian Dollar	233	08/16/2010	224	3
Chinese Yuan Renminbi	2,866	11/17/2010	433	(10)
Chinese Yuan Renminbi	883	11/17/2010	133	(3)
Chinese Yuan Renminbi	1,874	11/17/2010	283	(6)
Chinese Yuan Renminbi	1,793	11/17/2010	271	(6)
Chinese Yuan Renminbi	3,456	11/17/2010	521	(10)
Chinese Yuan Renminbi	1,786	11/17/2010	270	(6)
Chinese Yuan Renminbi	3,516	11/17/2010	530	(10)
Chinese Yuan Renminbi	896	11/23/2010	135	(3)
Chinese Yuan Renminbi	1,273	11/23/2010	192	(4)
Chinese Yuan Renminbi	2,391	01/10/2011	360	(6)
Chinese Yuan Renminbi	4,179	01/10/2011	624	(5)
Chinese Yuan Renminbi	6,030	01/10/2011	904	(11)
Chinese Yuan Renminbi	1,726	01/10/2011	260	(5)
Chinese Yuan Renminbi	2,590	01/10/2011	390	(7)
Euro	2,437	08/24/2010	3,009	167
Euro	(12,705)	10/26/2010	(16,288)	(265)
Euro	(299)	01/04/2011	(398)	9
Japanese Yen	(473,675)	08/23/2010	(5,355)	(129)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Malaysian Ringgit	35	10/12/2010	$10	$1
Malaysian Ringgit	15	10/12/2010	4	♦
Malaysian Ringgit	34	10/12/2010	10	1
Malaysian Ringgit	(84)	10/12/2010	(26)	♦
Mexican Peso	(19,374)	09/24/2010	(1,557)	35
Mexican Peso	86,371	09/24/2010	6,686	100
Mexican Peso	(12,425)	09/24/2010	(1,000)	24
Mexican Peso	(23,563)	09/24/2010	(1,900)	49
Mexican Peso	(8,694)	09/24/2010	(700)	17
Mexican Peso	(7,431)	09/24/2010	(600)	16
Mexican Peso	(14,885)	09/24/2010	(1,200)	31
Philippine Peso	(112)	11/15/2010	(2)	♦
Philippine Peso	(113)	11/15/2010	(2)	♦
Philippine Peso	225	11/15/2010	5	♦
Pound Sterling	(2,106)	09/23/2010	(3,121)	(183)
Republic of Korea Won	380,563	08/27/2010	323	(1)
Republic of Korea Won	348,570	11/12/2010	300	(4)
Republic of Korea Won	361,956	11/12/2010	310	(3)
Republic of Korea Won	175,950	11/12/2010	150	(1)
Republic of Korea Won	368,200	11/12/2010	302	10
Republic of Korea Won	235,640	11/12/2010	200	♦
Republic of Korea Won	439,292	11/12/2010	356	16
Republic of Korea Won	340,050	11/12/2010	300	(12)
Republic of Korea Won	348,780	11/12/2010	300	(4)
Republic of Korea Won	(911,600)	11/12/2010	(800)	27
Republic of Korea Won	362,468	11/12/2010	310	(3)
Republic of Korea Won	664,535	11/12/2010	580	(17)
Republic of Korea Won	175,170	11/12/2010	150	(1)
Republic of Korea Won	235,280	11/12/2010	200	(1)
Republic of Korea Won	320,599	11/12/2010	272	♦
Republic of Korea Won	93,555	11/12/2010	80	(1)
Republic of Korea Won	679,148	11/12/2010	590	(14)
Republic of Korea Won	173,850	11/12/2010	150	(3)
Republic of Korea Won	171,142	11/12/2010	146	(1)
Republic of Korea Won	357,957	11/12/2010	310	(7)
Republic of Korea Won	808,509	11/12/2010	672	13
Republic of Korea Won	381,340	11/12/2010	321	2
Republic of Korea Won	362,654	11/12/2010	310	(3)
Swiss Franc	(640)	09/21/2010	(569)	(46)
Swiss Franc	667	09/21/2010	620	21

				$(688)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,103.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. At 07/31/2010, illiquid investment securities aggregated $3,357, or 0.33%, and illiquid derivatives aggregated to $262, or 0.03% of the fund’s net assets.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $1,086,674. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,941 and $3,549, respectively. Net unrealized appreciation for tax purposes is $43,392.

♦	Amount rounds to less than $1 or $(1).

Г	Contract amounts are not in thousands.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(a)	All or a portion of these securities has been pledged as collateral with the broker in the amount of $390 to cover margin requirements for open swap contracts.

(b)	All or a portion of these securities has been pledged as collateral with the broker in the amount of $419 to cover margin requirements for open future contracts.

(c)	Cash in the amount of $2,740 and a U.S. Treasury Bill in the amount of $50 is segregated at the custodian to cover margin requirements for open swap contracts.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $27,094, or 2.65%, of the fund’s net assets.

AUD	Australian Dollar

BOA	Bank of America

BP	Basis Point

BPS	BNP Paribas

BRC	Barclays Bank PLC

BRL	Brazilian Real

CAD	Canadian Dollar

CBK	Citibank N.A.

CDI	Credit Default Index

CLO	Collateralized Loan Obligation

CPI	Consumer Price Index

DUB	Deutsche Bank AG

EUR	Euro

FRC	Fixed Rate Credit

GBP	Pound Sterling

GLM	Goldman Sachs Capital Markets

HUS	HSBC Bank USA

IRO	Interest Rate Option

LB	Lehman Brothers

LIBOR	London Interbank Offered Rate

MLC	Merrill Lynch Capital Services

MYC	Morgan Stanley Capital Services

RYL	Royal Bank of Scotland PLC

UAG	UBS AG

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,373	$—	$5,373
Convertible Preferred Stocks	390	—	—	390
Corporate Debt Securities	—	83,722	—	83,722
Foreign Government Obligations	—	18,614	—	18,614
Mortgage-Backed Securities	—	14,276	—	14,276
Municipal Government Obligations	—	1,236	—	1,236
Preferred Corporate Debt Securities	—	2,365	—	2,365
Repurchase Agreement	—	100	—	100
Securities Lending Collateral	2,145	—	—	2,145
Short-Term U.S. Government Obligations	—	390	—	390
U.S. Government Agency Obligations	—	2,225	—	2,225
U.S. Government Obligations	—	999,230	—	999,230

Total	$2,535	$1,127,531	$—	$1,130,066

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap - Appreciation	$—	$1,149	$—	$1,149
Credit Default Swap - Depreciation	—	(451)	—	(451)
Forward Foreign Currency Contracts - Appreciation	—	847	—	847
Forward Foreign Currency Contracts - Depreciation	—	(1,535)	—	(1,535)
Futures Contracts - Appreciation	901	—	—	901
Interest Rate Swap - Appreciation	—	2,591	—	2,591
Interest Rate Swap - Depreciation	—	(178)	—	(178)

Total	$901	$2,423	$—	$3,324

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaptions	$—	$(4,136)	$—	$(4,136)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 38.5%
U.S. Treasury Bond
3.50%, 02/15/2039		$700	$643
4.25%, 05/15/2039		3,300	3,453
4.38%, 02/15/2038 - 05/15/2040		19,800	21,170
4.50%, 02/15/2036		1,400	1,535
4.63%, 02/15/2040		700	778
6.25%, 08/15/2023		6,400	8,342
7.13%, 02/15/2023		3,600	5,011
7.25%, 08/15/2022		13,500	18,899
7.50%, 11/15/2024		200	292
7.63%, 11/15/2022 - 02/15/2025		4,700	6,883
7.88%, 02/15/2021		11,400	16,404
8.00%, 11/15/2021		6,100	8,916
8.13%, 08/15/2019 - 05/15/2021		8,500	12,442
8.50%, 02/15/2020		3,300	4,866
8.75%, 08/15/2020		1,400	2,109
8.88%, 02/15/2019		7,500	11,112
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/2020		16,206	16,385
U.S. Treasury Note
0.88%, 01/31/2012		2,000	2,013
2.38%, 08/31/2014 - 07/31/2017		15,050	15,456
2.50%, 04/30/2015 - 06/30/2017		20,500	21,257
2.75%, 05/31/2017 - 02/15/2019		18,700	18,963
3.13%, 10/31/2016 (a)		12,700	13,452
3.13%, 05/15/2019		6,900	7,109
3.25%, 12/31/2016 (a)		14,200	15,110
3.63%, 08/15/2019		11,800	12,578
3.75%, 11/15/2018		500	544
3.88%, 05/15/2018		5,400	5,966

Total U.S. Government Obligations (cost $241,389)			251,688

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
Fannie Mae
0.43%, 01/25/2021 *		496	492
0.68%, 09/25/2042 *		509	508
1.60%, 03/01/2044 - 10/01/2044 *		1,964	1,975
2.42%, 07/01/2035 *		615	637
2.69%, 03/01/2034 *		372	387
2.73%, 01/01/2028 *		53	55
2.73%, 11/01/2033 *		188	196
3.11%, 01/01/2026 *		4	4
4.00%, 07/01/2024 - 02/01/2025		10,692	11,208
4.13%, 09/01/2035 *		867	902
4.50%, 02/01/2039 - 07/01/2040		6,000	6,282
5.00%, 06/01/2013 - 01/01/2030		9,446	10,121
5.50%, 07/01/2016 - 03/01/2037		26,989	29,147
6.30%, 10/17/2038		1,179	1,347
6.50%, 08/01/2029 - 10/01/2037		3,431	3,779
Fannie Mae, IO
6.77%, 07/25/2034 * §		2,341	341
Fannie Mae, TBA
4.00%		6,000	6,125
4.50%		19,000	19,814
5.50%		1,000	1,081
Freddie Mac
1.61%, 10/25/2044 *		500	517
1.81%, 07/25/2044 *		519	514
2.50%, 03/01/2034 *		242	251
2.61%, 03/01/2034 *		232	241
2.81%, 11/01/2033 *		201	209
4.23%, 09/01/2035 *		57	59
4.50%, 06/15/2017 - 09/15/2018		1,795	1,858
4.67%, 09/01/2035 *		844	876
5.00%, 02/15/2020 - 04/15/2030		3,629	3,742
5.11%, 01/01/2036 *		3,821	3,940
5.50%, 03/15/2017		82	84
6.50%, 04/15/2029 - 07/25/2043		32	35
Ginnie Mae, IO
6.22%, 04/16/2033 - 10/16/2033 * §		2,011	296
6.26%, 08/16/2033 - 09/20/2034 * §		4,462	652
Ginnie Mae
3.38%, 05/20/2024 *		56	58
6.50%, 07/15/2023 - 02/15/2039		3,700	4,086
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012		2,600	2,760
Small Business Administration
4.50%, 02/01/2014		62	65

Total U.S. Government Agency Obligations (cost $110,230)			114,644

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Canadian Government Bond
1.50%, 03/01/2012	CAD	8,100	7,907
Export-Import Bank of Korea
0.75%, 10/04/2011 - 144A *		$2,500	2,502
8.13%, 01/21/2014		3,300	3,863
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		200	212
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	576

Total Foreign Government Obligations (cost $14,058)			15,060

MORTGAGE-BACKED SECURITIES - 6.6%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.52%, 09/25/2046 *		$1,055	621
Series 2006-4, Class 1A12
0.54%, 10/25/2046 *		2,389	1,199
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	206
Banc of America Funding Corp.
Series 2005-D, Class A1
2.92%, 05/25/2035 *		1,091	1,077
Series 2006-J, Class 4A1
5.97%, 01/20/2047 *		135	96
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.76%, 08/25/2033 *		929	901
Series 2003-8, Class 2A1
3.56%, 01/25/2034 *		20	20
Series 2003-8, Class 4A1
3.45%, 01/25/2034 *		151	143

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-2, Class A2
2.93%, 03/25/2035 *	$750	$692
Series 2005-5, Class A2
2.56%, 08/25/2035 *	316	299
Series 2005-7, Class 22A1
3.81%, 09/25/2035 *	333	250
Series 2006-6, Class 32A1
5.50%, 11/25/2036 *	383	245
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.13%, 01/26/2036 *	332	207
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.58%, 08/25/2035 - 144A *	261	160
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.56%, 08/25/2035 *	380	328
Series 2007-10, Class 22AA
5.89%, 09/25/2037 *	2,452	1,735
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	349
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	211
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	3	3
Series 2005-81, Class A1
0.61%, 02/25/2037 *	699	377
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	557	357
Series 2006-J8, Class A2
6.00%, 02/25/2037	467	332
Series 2006-OA17, Class 1A1A
0.53%, 12/20/2046 *	2,698	1,355
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	443
Series 2007-HY4, Class 1A1
3.82%, 06/25/2037 *	1,234	726
Series 2007-OA6, Class A1B
0.53%, 06/25/2037 *	1,293	680
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2002-30, Class M
3.32%, 10/19/2032 *	16	12
Series 2004-12, Class 12A1
2.95%, 08/25/2034 *	507	409
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	661	618
Series 2005-R2, Class 1AF1
0.67%, 06/25/2035 - 144A *	1,873	1,532
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.92%, 03/25/2032 - 144A *	1	1
Series 2003-AR15, Class 2A1
2.50%, 06/25/2033 *	1,035	983
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	900	608
Series 2007-AR1, Class A3B
0.40%, 01/25/2047 *	9	9
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	465	319
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
3.01%, 08/25/2035 *	85	81
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.39%, 03/06/2020 - 144A *	787	760
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.94%, 09/25/2035 *	161	152
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.58%, 03/19/2036 *	1,818	972
Series 2006-12, Class 2A11
0.43%, 01/19/2038 *	37	37
Series 2006-12, Class 2A2A
0.53%, 01/19/2038 *	1,220	680
Series 2006-6, Class 5A1A
5.65%, 08/19/2036	737	603
Series 2007-1, Class 2A1A
0.47%, 04/19/2038 *	1,301	694
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.78%, 12/25/2034 *	54	39
Series 2006-AR14, Class 1A1A
0.42%, 11/25/2046 *	40	40
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	254	256
Series 2007-A1, Class 5A5
3.38%, 07/25/2035 *	970	944
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	1,956
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.53%, 10/25/2046 *	748	408
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.73%, 03/25/2036 *	168	55
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.78%, 12/15/2030 *	428	400
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.33%, 10/25/2035 *	46	39
Series 2005-3, Class 4A
0.58%, 11/25/2035 *	48	39
Series 2005-A10, Class A
0.54%, 02/25/2036 *	195	148
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	100	104
Series 2007-XLFA, Class A1
0.40%, 10/15/2020 - 144A *	689	628
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.54%, 04/25/2046 *	556	217
Series 2006-QO6, Class A1
0.51%, 06/25/2046 *	365	139

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.73%, 01/25/2046 *	$367	$166
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	4	4
Sequoia Mortgage Trust
Series 10, Class 2A1
0.72%, 10/20/2027 *	52	45
Series 2007-1, Class 1A1
2.56%, 01/20/2047 *	769	609
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.79%, 01/25/2035 *	228	119
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
1.00%, 09/19/2032 *	23	19
Series 2005-AR5, Class A1
0.59%, 07/19/2035 *	40	26
Series 2005-AR5, Class A2
0.59%, 07/19/2035 *	74	62
Series 2005-AR5, Class A3
0.59%, 07/19/2035 *	141	127
Series 2005-AR8, Class A1A
0.61%, 02/25/2036 *	625	350
Series 2006-AR3, Class 12A1
0.55%, 05/25/2036 *	724	391
Series 2006-AR6, Class 2A1
0.52%, 07/25/2046 *	2,556	1,459
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.49%, 06/25/2033 *	1,190	1,013
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.44%, 01/25/2037 *	108	101
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.44%, 11/25/2046 *	624	602
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.43%, 09/15/2021 - 144A *	1,023	931
WaMu Mortgage Pass-Through Certificates, IO
Series 2003-R1, Class X
3.14%, 12/25/2027 * Ə	855	6
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
3.08%, 02/27/2034 *	24	24
Series 2002-AR9, Class 1A
1.81%, 08/25/2042 *	12	10
Series 2003-AR5, Class A7
2.70%, 06/25/2033 *	813	757
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	1,496	1,499
Series 2003-R1, Class A1
0.87%, 12/25/2027 *	833	749
Series 2005-AR11, Class A1A
0.65%, 08/25/2045 *	667	528
Series 2006-AR19, Class 1A
1.14%, 01/25/2047 *	1,219	640
Series 2006-AR19, Class 1A1A
1.13%, 01/25/2047 *	1,038	637
Series 2006-AR9, Class 2A
3.29%, 08/25/2046 *	671	452
Series 2007-HY1, Class 4A1
5.31%, 02/25/2037 *	2,465	1,812
Series 2007-OA1, Class A1A
1.10%, 02/25/2047 *	2,580	1,491
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	348	353
Series 2004-CC, Class A1
4.91%, 01/25/2035 *	324	315
Series 2006-AR4, Class 2A6
5.69%, 04/25/2036 *	295	109
Series 2006-AR8, Class 2A4
4.12%, 04/25/2036 *	868	825

Total Mortgage-Backed Securities (cost $50,836)		43,125

ASSET-BACKED SECURITIES - 2.0%
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.38%, 02/25/2037 *	145	144
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.38%, 12/25/2036 *	137	130
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.91%, 07/25/2032 *	4	3
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.68%, 06/25/2034 *	406	314
Series 2006-HE1, Class A2A
0.39%, 01/25/2037 - 144A *	129	127
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.96%, 04/15/2014 - 144A *	466	448
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.99%, 10/25/2032 *	18	16
Series 2006-SD4, Class 1A1
3.69%, 10/25/2036 *	902	648
Series 2007-AQ1, Class A1
0.44%, 11/25/2036 *	958	644
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.38%, 10/25/2036 *	140	137
Chase Issuance Trust
Series 2009-A8, Class A8
0.74%, 09/17/2012 *	1,900	1,900
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.43%, 10/25/2036 *	241	239
Series 2007-AHL1, Class A2A
0.37%, 12/25/2036 *	497	464
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.38%, 05/25/2037 *	253	250
Series 2006-26, Class 2A1
0.41%, 06/25/2037 *	186	181
Series 2006-SD1, Class A1
0.49%, 02/25/2036 - 144A *	16	16
Series 2007-1, Class 2A1
0.38%, 07/25/2037 *	565	542
Series 2007-7, Class 2A1
0.41%, 10/25/2047 *	97	92

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - (continued)
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.40%, 01/25/2037 *	$518	$234
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.70%, 12/25/2034 *	51	51
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.39%, 01/25/2037 *	230	201
Gazprom Via Gaz Capital SA
8.15%, 04/11/2018 - 144A	1,000	1,135
Gazprom Via Gaz Capital SA - Series 2
8.63%, 04/28/2034	500	596
Home Equity Asset Trust
Series 2002-1, Class A4
0.93%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
0.38%, 07/25/2036 *	11	11
Series 2007-CH3, Class A5
0.59%, 03/25/2037 *	3,500	1,321
Lehman XS Trust
Series 2006-16N, Class A1A
0.41%, 11/25/2046 *	15	15
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	224	227
Morgan Stanley ABS Capital I
Series 2006-HE8, Class A2A
0.38%, 10/25/2036 *	1	1
Series 2007-NC1, Class A2A
0.38%, 11/25/2036 *	27	27
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.38%, 12/25/2036 *	425	411
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *	453	329
Series 2007-3XS, Class 2A1A
0.40%, 01/25/2047 *	386	331
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *	468	319
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
0.39%, 03/25/2037 *	86	85
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.51%, 05/25/2036 *	198	131
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.59%, 09/25/2035 *	77	68
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
0.40%, 02/25/2037 *	346	333
SBI Heloc Trust
Series 2006-1A, Class 1A2A
0.50%, 08/25/2036 - 144A *	8	8
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.39%, 12/25/2036 *	88	30
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	52	56
Series 2004-20C, Class 1
4.34%, 03/01/2024	339	359
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.62%, 01/25/2033 *	3	3
Series 2006-BC3, Class A2
0.38%, 10/25/2036 *	94	93
Series 2006-BC6, Class A2
0.41%, 01/25/2037 *	251	243

Total Asset-Backed Securities (cost $13,778)		12,914

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.6%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	423
Chicago Board of Education - Class A
5.00%, 12/01/2012	255	279
Chicago Transit Authority - Class B
6.90%, 12/01/2040	2,700	2,890
Chicago Transit Authority - Class A
6.90%, 12/01/2040	4,900	5,212
City of Chicago Illinois
4.75%, 01/01/2036	6,930	6,930
Los Angeles Unified School District - Class A
4.50%, 01/01/2028	1,200	1,148
State of California
5.65%, 04/01/2039	5,900	6,223
7.55%, 04/01/2039	700	790
State of California - Build America Bonds
7.50%, 04/01/2034	300	333
State of Illinois
1.82%, 01/01/2011	2,300	2,301
2.77%, 01/01/2012	8,100	8,114
Tobacco Settlement Financing Corp. - Series 1A
5.00%, 06/01/2041	1,400	918
Tobacco Settlement Financing Corp. - Series A
7.47%, 06/01/2047	1,140	845
Tobacco Settlement Financing Corp.
5.25%, 06/01/2019	100	104
5.50%, 06/01/2026	200	224
5.88%, 05/15/2039	40	39

Total Municipal Government Obligations (cost $35,865)		36,773

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Commercial Banks - 1.7%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž	900	878
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž	150	187
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž	5,300	5,697
Rabobank Nederland NV - Series U
11.00%, 06/30/2019 - 144A * Ž	378	477
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž *	3,000	1,860
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž	1,800	1,854

Total Preferred Corporate Debt Securities (cost $11,644)		10,953

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

CORPORATE DEBT SECURITIES - 18.1%
Automobiles - 0.2%
Daimler Finance North America LLC
7.75%, 01/18/2011		$1,000	$1,030
Capital Markets - 2.0%
Goldman Sachs Group, Inc.
1.20%, 02/04/2013 *	EUR	300	368
1.20%, 11/15/2014 *	EUR	500	591
6.75%, 10/01/2037		$900	917
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ		1,600	336
5.63%, 01/24/2013 Џ		4,100	887
6.88%, 05/02/2018 Џ		500	109
Lehman Brothers Holdings, Inc. - Series H
0.00%, 10/22/2008 Џ		200	42
Lehman Brothers Holdings, Inc. - Series I
6.75%, 12/28/2017 Џ		1,700	1
Morgan Stanley
1.22%, 04/13/2016 *	EUR	1,900	2,181
6.00%, 04/28/2015		$1,900	2,047
UBS AG/Stamford CT
1.58%, 02/23/2012 *		2,400	2,412
4.88%, 08/04/2020		3,300	3,327
Commercial Banks - 4.8%
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		3,700	4,119
Barclays Bank PLC
5.45%, 09/12/2012		2,600	2,786
6.05%, 12/04/2017 - 144A		2,600	2,718
10.18%, 06/12/2021 - 144A		2,240	2,945
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		1,200	1,223
Fortis Bank Nederland Holding NV
1.25%, 06/10/2011 *	EUR	1,200	1,559
ING Bank NV
2.63%, 02/05/2012 - 144A		$9,500	9,687
Lloyds TSB Bank PLC
0.86%, 06/09/2011 *	EUR	1,000	1,303
4.38%, 01/12/2015 - 144A		$4,400	4,458
5.80%, 01/13/2020 - 144A		700	713
Consumer Finance - 0.9%
American Express Co.
6.15%, 08/28/2017 ^		700	786
American Express Credit Corp. - Series C
5.88%, 05/02/2013		4,500	4,956
Diversified Financial Services - 5.0%
Ally Financial, Inc.
6.63%, 05/15/2012		900	913
7.00%, 02/01/2012 ^		1,500	1,528
7.25%, 03/02/2011		300	306
Bank of America Corp.
5.65%, 05/01/2018		3,900	4,083
Bear Stearns Cos. LLC
5.70%, 11/15/2014		1,900	2,137
6.40%, 10/02/2017		900	1,022
6.95%, 08/10/2012		1,800	1,986
7.25%, 02/01/2018		2,100	2,502
Citigroup, Inc.
0.66%, 03/07/2014 * ^		2,000	1,865
5.50%, 04/11/2013		2,200	2,337
Ford Motor Credit Co., LLC
7.00%, 10/01/2013		400	416
7.80%, 06/01/2012		600	628
General Electric Capital Corp.
6.38%, 11/15/2067 *		200	191
6.50%, 09/15/2067 - 144A *	GBP	500	706
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017		$400	432
Merrill Lynch & Co., Inc.
1.16%, 01/31/2014 *	EUR	1,000	1,196
6.05%, 08/15/2012		$200	214
6.88%, 04/25/2018		3,700	4,128
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		62	62
SMFG Preferred Capital, Ltd.
10.23%, 01/25/2029 - Reg S Ž *	GBP	2,900	5,077
Diversified Telecommunication Services - 0.5%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	180
KT Corp.
4.88%, 07/15/2015 - 144A		$200	210
Sprint Capital Corp.
7.63%, 01/30/2011		2,400	2,454
Electric Utilities - 0.0% ∞
Entergy Gulf States, Inc.
5.70%, 06/01/2015		40	40
PSEG Power LLC
6.95%, 06/01/2012		210	229
Energy Equipment & Services - 0.2%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A		1,800	1,895
Food Products - 1.0%
Wrigley WM Jr., Co.
2.45%, 06/28/2012 - 144A		6,300	6,345
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016		200	216
Insurance - 1.7%
American International Group, Inc.
5.60%, 10/18/2016		1,000	958
8.25%, 08/15/2018		5,300	5,684
New York Life Global Funding
4.65%, 05/09/2013 - 144A		4,200	4,548
Oil, Gas & Consumable Fuels - 0.1%
Sonat, Inc.
7.63%, 07/15/2011		370	385
Tobacco - 1.7%
Altria Group, Inc.
4.13%, 09/11/2015		6,200	6,521
9.25%, 08/06/2019		2,800	3,603
Reynolds American, Inc.
7.63%, 06/01/2016		200	233
7.75%, 06/01/2018		1,000	1,159
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011		180	193

Total Corporate Debt Securities (cost $117,154)			118,083

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	1,600	$1,560
Insurance - 0.0% ∞
American International Group, Inc. 8.50%	26,600	205

Total Convertible Preferred Stocks (cost $3,379)		1,765

PREFERRED STOCKS - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 2.78% - 144A * §	119	924
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 8.25% *	26,000	9

Total Preferred Stocks (cost $1,916)		933

	Principal	Value

LOAN ASSIGNMENTS - 0.2%
Health Care Providers & Services - 0.1%
HCA, Inc., 1st Lien
2.78%, 11/18/2013	$942	909
Paper & Forest Products - 0.1%
Georgia-Pacific LLC, 1st Lien
2.48%, 12/20/2012	436	428

Total Loan Assignments (cost $1,369)		1,337

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.9%
Freddie Mac
0.19%, 10/13/2010 ▲	5,000	4,997
U.S. Treasury Bill
0.15%, 09/02/2010 ▲	50	50
0.16%, 09/23/2010 ▲ (a) (b)	5,045	5,043
0.17%, 12/09/2010 ▲	9,000	8,994

Total Short-Term U.S. Government Obligations (cost $19,084)		19,084

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.36% ▲	1,870,613	1,871
Total Securities Lending Collateral (cost $1,871)

	Principal	Value

REPURCHASE AGREEMENTS - 6.9%
Morgan Stanley & Co. 0.22% ▲, dated 07/30/2010, to be repurchased at $45,000 on 08/02/2010. Collaterized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $45,939.	$45,000	45,000
Total Repurchase Agreements (cost $45,000)

Total Investment Securities (cost $667,573) #		673,230
Other Assets and Liabilities - Net		(19,826)

Net Assets		$653,404

SECURITIES SOLD SHORT - (5.3%)
Fannie Mae, TBA (d)
4.50%	$(1,000)	$(1,046)
5.00%	(5,000)	(5,311)
5.50%	(26,000)	(27,933)

Total Securities Sold Short (proceeds $34,188)		(34,290)

	Notional
	Amount	Value

WRITTEN OPTIONS - 0.0% ∞
Put Options - 0.0% ∞
10-Year U.S. Treasury Note	$(30)	(♦ )
Put Strike $114.00
Expires 08/27/2010
1-Year Euro Mid Curve	(675)	(2)
Put Strike $97.38
Expires 09/10/2010
Call Options - 0.0% ∞
10-Year U.S. Treasury Note	(30)	(115)
Call Strike $120.00
Expires 08/27/2010

Total Written Options (Premiums: $131)		(117)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	$(6,800)	$(17)	$(208)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	08/31/2010	(3,200)	(16)	(98)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(3,700)	(22)	(114)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(22,800)	(127)	(720)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(5,900)	(35)	(187)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(8,400)	(46)	(266)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(7,900)	(59)	(409)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(3,500)	(30)	(181)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.50	08/31/2010	(7,900)	(38)	(409)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(1,200)	(11)	(11)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(9,800)	(88)	(89)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(8,500)	(96)	(78)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	4.00	12/01/2010	(13,000)	(82)	♦
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	4.00	12/01/2010	(16,200)	(96)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(8,900)	(46)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(3,500)	(15)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.50	08/31/2010	(7,900)	(54)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(2,200)	(10)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(6,800)	(36)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	4.75	08/31/2010	(7,600)	(83)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(3,700)	(32)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(8,400)	(68)	(3)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(5,900)	(59)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	6.00	08/31/2010	(12,100)	(99)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(100)	(1)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(400)	(3)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(700)	(5)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(7,400)	(45)	♦

						$(1,319)	$(2,775)

SWAP AGREEMENTS: (c)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit
				Spread				Unrealized
	Fixed Deal	Maturity		(BP) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	07/31/2010(3)	Amount(4)	Value	Paid(Received)	(Depreciation)

20-Year Japan Government Bond,
2.00%, 03/21/2022 §	1.00%	09/20/2015	BRC	70.82	$1,000	$14	$5	$9
CDX.NA.HY.14 5 Year Index §	5.00	06/20/2015	CBK	556.42	8,000	188	627	(439)
CDX.NA.HY.14 5 Year Index §	5.00	06/20/2015	DUB	556.42	6,600	155	485	(330)

						$357	$1,117	$(760)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
				Credit
	Fixed Deal			Spread						Unrealized
	Receive	Maturity		(BP) at	Notional	Market		Premiums		Appreciation
Reference Obligation	Rate	Date	Counterparty	07/31/2010(3)	Amount(4)	Value		Paid(Received)		(Depreciation)

20-Year Japan Government Bond,
2.00%, 03/21/2022 §	1.00%	09/20/2015	GST	70.82	$1,000	$14		$4		$10
Altria Group, Inc.,
9.25%, 08/06/2019	1.46	03/20/2019	DUB	148.20	5,700	(♦	)	—		(♦	)
Goldman Sachs Group, Inc.,
6.60%, 01/15/2012	1.00	03/20/2011	DUB	111.21	300	(♦	)	♦		(♦	)
Goldman Sachs Group, Inc.,
6.60%, 01/15/2012	1.00	03/20/2012	BRC	133.98	200	(1)		(♦	)	(1)
Sprint Nextel Corp.,
6.00%, 12/01/2016 §	5.00	09/20/2010	GST	93.10	1,600	10		5		5
Time Warner, Inc.,
5.88%, 11/15/2016	1.19	03/20/2014	DUB	38.56	20	(1)		—		(1)

						$22		$9		$13

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued):
CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

								Unrealized
	Fixed Deal			Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Maturity Date	Counterparty	Code	Amount(4)	Value(5)	Paid(Received)	(Depreciation)

Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	$4,500	$131	$—	$131
Dow Jones CDX.IG.9 1 Year Index	0.80	12/20/2017	MYC	—	11,326	435	202	233
Dow Jones CDX.IG.9 1 Year Index	0.80	12/20/2017	BRC	—	2,130	82	19	63
Dow Jones CDX.NA.IG.10 10 Year Index	1.50	06/20/2018	DUB	—	290	(2)	(5)	3

						$646	$216	$430

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

								Unrealized
	Fixed Deal			Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Maturity Date	Counterparty	Code	Amount(4)	Value(5)	Paid(Received)	(Depreciation)

Dow Jones CDX.IG.10 1 Year Index	1.50	06/20/2018	GST	—	$11,713	$(65)	$(312)	$247
Dow Jones CDX.IG.10 1 Year Index	1.50	06/20/2018	MYC	—	21,199	(118)	(493)	375
Dow Jones CDX.IG.5 1 Year Index	0.46	12/20/2015	MYC	—	3,200	(414)	—	(414)

						$(597)	$(805)	$208

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Unrealized
				Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

BRL-CDI	10.68	01/02/2012	BRC	BRL	$1,300	$(7)	$(5)	$(2)
BRL-CDI	11.36	01/02/2012	HUS	BRL	4,900	41	17	24
BRL-CDI	11.67	01/02/2012	MYC	BRL	5,200	82	27	55
BRL-CDI	11.67	01/02/2012	HUS	BRL	5,000	79	27	52
BRL-CDI §	12.59	01/02/2013	MYC	BRL	2,800	25	3	22
BRL-CDI	11.91	01/02/2013	BRL	BRL	39,900	177	183	(6)
BRL-CDI	11.93	01/02/2013	MYC	BRL	2,500	13	(6)	19
BRL-CDI	11.96	01/02/2014	BRC	BRL	5,300	24	(1)	25
BRL-CDI	12.12	01/02/2014	HUS	BRL	11,600	81	26	55
BRL-CDI	11.96	01/02/2014	GLM	BRL	31,800	142	(28)	170
BRL-CDI	11.99	01/02/2014	GLM	BRL	4,000	19	1	18

						$676	$244	$432

FUTURES CONTRACTS: (a)

				Net Unrealized
				Appreciation
Description	Type	ContractsГ	Expiration Date	(Depreciation)

3-month EURIBOR	Long	99	12/13/2010	$53
3-month EURIBOR	Long	7	06/13/2011	12
90-Day Euro	Long	60	09/14/2010	58
German Euro BOBL	Long	120	09/08/2010	(2)
German Euro Bund	Long	141	09/08/2010	198

				$319

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Brazilian Real	(1,025)	08/03/2010	$(581)	$(2)
Brazilian Real	2,381	08/03/2010	1,341	11
Brazilian Real	(3,096)	08/03/2010	(1,747)	(12)
Brazilian Real	(139)	08/03/2010	(73)	(6)
Brazilian Real	(95)	08/03/2010	(49)	(5)
Brazilian Real	(231)	08/03/2010	(121)	(10)
Brazilian Real	3,561	08/03/2010	1,956	68
Brazilian Real	(1,356)	08/03/2010	(768)	(2)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Brazilian Real	3,096	10/04/2010	$1,723	$13
Brazilian Real	(2,381)	10/04/2010	(1,323)	(12)
Canadian Dollar	(8,068)	08/16/2010	(7,581)	(267)
Chinese Yuan Renminbi	(3,909)	11/17/2010	(582)	4
Chinese Yuan Renminbi	13,324	11/17/2010	2,009	(40)
Chinese Yuan Renminbi	(3,351)	11/17/2010	(500)	5
Chinese Yuan Renminbi	(2,751)	11/17/2010	(411)	4
Chinese Yuan Renminbi	(3,313)	11/17/2010	(493)	4
Chinese Yuan Renminbi	(743)	11/23/2010	(112)	2
Chinese Yuan Renminbi	34,386	11/23/2010	5,172	(89)
Chinese Yuan Renminbi	(7,389)	11/23/2010	(1,099)	7
Chinese Yuan Renminbi	(9,629)	11/23/2010	(1,434)	11
Chinese Yuan Renminbi	(10,106)	11/23/2010	(1,505)	11
Chinese Yuan Renminbi	16,862	11/23/2010	2,536	(44)
Chinese Yuan Renminbi	(11,676)	11/23/2010	(1,743)	17
Chinese Yuan Renminbi	16,862	11/23/2010	2,537	(45)
Chinese Yuan Renminbi	(9,226)	11/23/2010	(1,373)	10
Chinese Yuan Renminbi	(9,584)	11/23/2010	(1,427)	11
Chinese Yuan Renminbi	(9,758)	11/23/2010	(1,453)	10
Chinese Yuan Renminbi	1,810	01/10/2011	271	(3)
Chinese Yuan Renminbi	6,353	04/07/2011	958	(15)
Chinese Yuan Renminbi	3,803	04/28/2011	575	(10)
Chinese Yuan Renminbi	4,564	04/28/2011	690	(12)
Chinese Yuan Renminbi	645	11/04/2011	101	(4)
Chinese Yuan Renminbi	3,351	02/13/2012	521	(15)
Chinese Yuan Renminbi	9,703	02/13/2012	1,505	(39)
Chinese Yuan Renminbi	9,245	02/13/2012	1,434	(37)
Chinese Yuan Renminbi	3,176	02/13/2012	493	(13)
Chinese Yuan Renminbi	11,209	02/13/2012	1,743	(49)
Chinese Yuan Renminbi	9,360	02/13/2012	1,453	(38)
Chinese Yuan Renminbi	7,389	02/13/2012	1,147	(31)
Chinese Yuan Renminbi	3,751	02/13/2012	582	(15)
Chinese Yuan Renminbi	2,751	02/13/2012	428	(12)
Chinese Yuan Renminbi	9,196	02/13/2012	1,427	(38)
Chinese Yuan Renminbi	8,849	02/13/2012	1,373	(36)
Danish Krone	1,190	09/21/2010	197	11
Euro	(12,529)	08/24/2010	(15,468)	(860)
Euro	2,194	08/24/2010	2,829	30
Japanese Yen	(133,965)	08/23/2010	(1,514)	(37)
Malaysian Ringgit	3	10/12/2010	1	♦
Malaysian Ringgit	6	10/12/2010	2	♦
Mexican Peso	84	09/24/2010	7	♦
Pound Sterling	(4,823)	09/23/2010	(7,148)	(419)
Republic of Korea Won	139,080	11/12/2010	120	(2)
Republic of Korea Won	267,398	11/12/2010	230	(3)
Republic of Korea Won	292,463	11/12/2010	250	(2)
Republic of Korea Won	140,136	11/12/2010	120	(1)
Republic of Korea Won	836,050	11/12/2010	704	5
Republic of Korea Won	1,772,579	11/12/2010	1,473	30
Republic of Korea Won	278,856	11/12/2010	240	(4)
Republic of Korea Won	(524,680)	11/12/2010	(443)	(1)
Republic of Korea Won	(537,564)	11/12/2010	(454)	(2)
Republic of Korea Won	277,128	11/12/2010	240	(5)
Republic of Korea Won	280,620	11/12/2010	240	(2)
Republic of Korea Won	529,506	11/12/2010	460	(11)
Republic of Korea Won	117,820	11/12/2010	100	♦
Republic of Korea Won	117,640	11/12/2010	100	♦
Republic of Korea Won	515,588	11/12/2010	450	(13)
Republic of Korea Won	140,760	11/12/2010	120	(1)
Republic of Korea Won	1,556,945	11/12/2010	1,372	(52)
Republic of Korea Won	(395,976)	11/12/2010	(336)	♦
Republic of Korea Won	807,240	11/12/2010	663	21
Republic of Korea Won	366,184	11/12/2010	310	♦
Republic of Korea Won	(525,409)	11/12/2010	(444)	(1)
Republic of Korea Won	(396,043)	11/12/2010	(336)	♦

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

				Net Unrealized
		Settlement	Amount in U.S.	Appreciation
Currency	Bought (Sold)	Date	Dollars Bought (Sold)	(Depreciation)

Republic of Korea Won	963,116	11/12/2010	$781	$35
Republic of Korea Won	280,224	11/12/2010	240	(2)
Singapore Dollar	27	09/16/2010	19	1
Taiwan Dollar	13,911	01/14/2011	450	(11)
Taiwan Dollar	11,110	01/14/2011	352	(1)
Taiwan Dollar	9,262	01/14/2011	292	♦
Taiwan Dollar	4,236	01/14/2011	135	(1)
Taiwan Dollar	17,102	01/14/2011	544	(5)

				$(2,016)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,832.

∞	Percentage rounds to less than 0.1% or (0.1)%.

▲	Rate shown reflects the yield at 07/31/2010.

♦	Value is less than $1 or ($1).

Г	Contract amounts are not in thousands.

§	Illiquid. At 07/31/2010, illiquid investment securities aggregated to $2,213, or 0.34%; and illiquid derivatives aggregated to $406, or 0.06% of the fund’s net assets.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security aggregated to $6, or less than 0.0% of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $667,573. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27,736 and $22,079, respectively. Net unrealized appreciation for tax purposes is $5,657.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	All or a portion of these securities has been pledged as collateral with the broker in the amount of $715 and cash in the amount of $7 is being held at the broker to cover margin requirements for open future contracts.

(b)	All or a portion of this security has been pledged as collateral with the broker in the amount of $270 to cover margin requirements for open swap contracts.

(c)	Cash in the amount of $270 is being held at the custodian to cover margin requirements for open swap contracts.

(d)	Cash in the amount of $791 is being held at the custodian to cover margin requirements for open TBA transactions.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $56,870, or 8.70%, of the fund’s net assets.
BP	Basis Points
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IO	Interest Only
IRO	Interest Rate Option
MYC	Morgan Stanley Capital Services
SBI	Shares Beneficial Interest
TBA	To Be Announced
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,914	$—	$12,914
Convertible Preferred Stocks	1,765	—	—	1,765
Corporate Debt Securities	—	118,083	—	118,083
Foreign Government Obligations	—	15,060	—	15,060
Loan Assignments	—	1,337	—	1,337
Mortgage-Backed Securities	—	43,119	6	43,125
Municipal Government Obligations	—	36,773	—	36,773
Preferred Corporate Debt Securities	—	10,953	—	10,953
Preferred Stocks	9	924	—	933
Repurchase Agreement	—	45,000	—	45,000
Securities Lending Collateral	1,871	—	—	1,871
Short-Term U.S. Government Obligations	—	19,084	—	19,084
U.S. Government Agency Obligations	—	114,644	—	114,644
U.S. Government Obligations	—	251,688	—	251,688

Total	$3,645	$669,579	$6	$673,230

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap — Appreciation	$—	$1,076	$—	$1,076
Credit Default Swap — Depreciation	—	(1,185)	—	(1,185)
Forward Foreign Currency Contracts — Appreciation	—	321	—	321
Forward Foreign Currency Contracts — Depreciation	—	(2,337)	—	(2,337)
Futures Contracts — Appreciation	321	—	—	321
Futures Contracts — Depreciation	(2)	—	—	(2)
Interest Rate Swap — Appreciation	—	440	—	440
Interest Rate Swap — Depreciation	—	(8)	—	(8)

Total	$319	$(1,693)	$—	$(1,374)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(117)	$—	$(117)
Written Swaptions	—	(2,775)	—	(2,775)

Total	$—	$(2,892)	$—	$(2,892)

Securities Sold Short	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$(34,290)	$—	$(34,290)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued):
Level 3 Rollforward — Investment Securities

					Change in Unrealized	Net Transfers	Ending
	Beginning Balance	Net	Accrued	Total Realized	Appreciation/	In/(Out) of	Balance at
Securities	at 10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Depreciation)	Level 3	07/31/2010
Mortgage-Backed Security	$—	$—	$—	$—	$6	$—	$6

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.4%
Australia - 6.7%
Amcor, Ltd.	672,029	$3,988
Ansell, Ltd. ^	285,561	3,320
Computershare, Ltd.	378,604	3,463
Crane Group, Ltd. ^	474,893	3,600
Fairfax Media, Ltd. ^	2,678,571	3,574
Iluka Resources, Ltd. ‡	845,605	4,207
Mirvac Group REIT ^	710,759	852
Myer Holdings, Ltd.	587,443	1,834
Sims Metal Management, Ltd.	211,687	3,409
Sonic Healthcare, Ltd. ^	340,465	3,173
Transpacific Industries Group, Ltd. ‡ ^	1,337,516	1,271
Austria - 2.6%
Kapsch TrafficCom AG § ‡	50,000	2,098
Mayr Melnhof Karton AG	39,441	4,050
RHI AG ‡	80,000	2,386
Rosenbauer International AG §	62,836	2,554
Schoeller-Bleckmann Oilfield Equipment AG	36,453	1,769
Belgium - 1.4%
Bekaert SA	13,000	2,827
EVS Broadcast Equipment SA ^	44,000	2,178
Kinepolis Group NV	15,112	815
Tessenderlo Chemie NV STRIPS ‡ ^	1,028	♦
Tessenderlo Chemie NV ^	36,028	1,070
Canada - 0.9%
Niko Resources, Ltd. ^	20,030	2,160
Sino-Forest Corp. — Class A ‡ ^	161,188	2,482
Cayman Islands - 0.9%
Fook Woo Group Holdings, Ltd. ‡	12,913,000	4,356
China - 1.8%
China Agri-Industries Holdings, Ltd.	3,366,000	3,809
China National Materials Co., Ltd.	2,722,000	2,124
Guangzhou Pharmaceutical Co., Ltd.	3,220,000	2,802
Denmark - 1.5%
Solar A/S — Class B	58,000	3,930
Tryg AS	55,000	3,340
France - 7.0%
Alten, Ltd.	130,000	3,820
Bourbon SA ^	110,000	4,714
Club Mediterranee ‡	94,034	1,695
Groupe Eurotunnel SA	365,000	2,687
L’occitane International SA ‡	1,942,000	4,250
Meetic	120,000	3,409
Rubis	57,415	5,042
Saft Groupe SA	30,765	1,055
SeLoger.com	115,000	4,541
Store Electronic ‡	55,000	710
Sword Group	68,433	2,296
Germany - 7.7%
Bijou Brigitte AG §	8,000	1,152
Bilfinger Berger AG	65,000	3,710
CompuGroup Medical AG §	230,000	2,467
Demag Cranes AG ‡	80,000	2,857
Draegerwerk AG ‡	15,610	938
Freenet AG	400,000	4,274
Grenkeleasing AG	15,000	682
KUKA AG ‡ ^	150,000	2,334
MTU Aero Engines Holding AG	63,623	3,694
R. Stahl AG §	30,000	962
Rheinmetall AG	90,000	5,388
SAF-Holland SA ‡	134,420	1,060
SFC Energy AG § ‡	130,000	949
Tipp24 SE ‡	55,000	1,691
Tom Tailor Holding AG ‡	120,000	1,720
Wirecard AG ^	225,000	2,409
Xing AG ‡	38,000	1,426
Greece - 0.2%
Aegean Airlines SA	100,000	332
Eurobank Properties Real Estate Investment Co. REIT	90,000	704
Hong Kong - 3.4%
Bawang International Group Holding, Ltd.	2,358,000	1,439
Beijing Enterprises Water Group, Ltd. ‡	11,276,000	3,716
Citic 1616 Holdings, Ltd.	2,157,000	580
Dah Sing Banking Group, Ltd. ‡	2,468,400	3,623
Johnson Electric Holdings, Ltd.	8,541,000	4,025
Techtronic Industries Co. ‡	4,024,500	3,342
Indonesia - 0.7%
Bank Mandiri	5,061,000	3,393
Ireland - 1.5%
Bank of Ireland ‡	641,902	701
DCC PLC ‡	190,000	4,691
Grafton Group PLC	250,000	945
IFG Group PLC	296,897	445
Irish Life & Permanent Group Holdings PLC ‡	253,563	576
Israel - 0.2%
Oridion Systems, Ltd. § ‡	100,000	902
Italy - 4.1%
Azimut Holding SpA	580,000	5,812
Buzzi Unicem SpA	200,000	1,270
CIR-Compagnie Industriali Riunite SpA ‡	750,000	1,417
Davide Campari-Milano SpA	600,000	3,161
Gruppo Coin SpA ‡	203,231	1,559
Landi Renzo SpA ^	420,000	1,910
Natuzzi SpA ADR ‡	400,000	1,396
Prysmian SpA	198,000	3,349
Japan - 18.0%
Accordia Golf Co., Ltd. ^	2,373	2,217
AICA Kogyo Co., Ltd.	119,500	1,367
Arcs Co., Ltd. ^	208,700	2,804
Asahi Diamond Industrial Co., Ltd. ^	117,000	1,870
Chugoku Marine Paints, Ltd.	51,000	364
Daido Steel Co., Ltd. ^	396,000	1,893
Exedy Corp. ^	17,400	504
Fujikura Kasei Co., Ltd.	246,100	1,513
Glory, Ltd. ^	101,300	2,358
H.I.S. Co., Ltd. ^	93,200	2,138
Hisaka Works, Ltd.	118,000	1,283
Icom, Inc.	31,200	774
JSP Corp.	241,600	2,620
Koito Manufacturing Co., Ltd. ^	166,000	2,425
Kuroda Electric Co., Ltd.	160,400	2,259
Lintec Corp.	100,700	1,948
Miura Co., Ltd. ^	76,900	1,814
Modec, Inc. ^	220,100	3,380
Moshi Moshi Hotline, Inc. ‡	78,650	1,643
Musashi Seimitsu Industry Co., Ltd.	172,200	3,563
Nabtesco Corp. ^	81,000	1,283
NEC Networks & System Integration Corp.	155,300	2,022
Nichi-Iko Pharmaceutical Co., Ltd. ^	93,200	3,361
Nidec Copal Corp. ^	110,000	1,743
Nifco, Inc. ^	160,900	3,661
Nihon Parkerizing Co., Ltd.	229,000	2,947
Nippon Thompson Co., Ltd. ^	682,000	4,507
Nishimatsuya Chain Co., Ltd. ^	88,400	826
Nitta Corp. ^	198,500	3,095
Obic Co., Ltd.	3,630	685
OSAKA Titanium Technologies Co. ^	52,300	2,240
Seven Bank, Ltd. ^	1,039	1,912
Shinko Plantech Co., Ltd. ^	203,300	1,890
Shinmaywa Industries, Ltd.	569,000	2,101

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Sumida Corp.	147,700	$1,472
Takasago International Corp.	415,000	1,897
Tokai Tokyo Financial Holdings, Inc.	687,000	2,497
Trusco Nakayama Corp. ^	139,400	2,088
Tsumura & Co. ^	52,500	1,579
Tsuruha Holdings, Inc.	55,200	2,128
Tsutsumi Jewelry Co., Ltd.	79,600	1,852
Works Applications Co., Ltd. ^	3,432	1,579
Yushin Precision Equipment Co., Ltd. ^	100,100	1,772
Korea, Republic of - 2.1%
Glovis Co., Ltd.	28,565	3,296
Industrial Bank of Korea	33,250	440
Samsung SDI Co., Ltd.	28,264	4,061
Taewoong Co., Ltd. ^	50,663	2,300
Netherlands - 4.2%
Delta Lloyd NV	250,000	4,815
Fugro NV ^	100,000	5,280
Gamma Holding NV ‡	12,054	365
Imtech NV	119,552	3,330
James Hardie Industries SE ‡	274,557	1,617
Smartrac NV ‡	50,000	953
Ten Cate NV	150,000	4,004
New Zealand - 0.8%
Fletcher Building, Ltd.	691,368	3,813
Norway - 1.2%
Dockwise, Ltd. ‡	97,000	2,427
Morpol ASA ‡	430,200	1,430
Pronova BioPharma AS ‡ ^	730,000	1,790
Singapore - 1.9%
Biosensors International Group, Ltd. ‡	3,187,000	1,910
SATS, Ltd.	1,820,000	3,909
Sia Engineering Co., Ltd.	1,207,000	3,648
South Africa - 0.3%
Aquarius Platinum, Ltd.	289,058	1,236
Spain - 1.0%
Codere SA ‡	240,000	2,174
Enagas	87,854	1,621
Pescanova SA ^	45,000	1,183
Sweden - 0.9%
Byggmax Group AB ‡	472,345	3,239
Eniro AB ‡ ^	561,000	734
Kungsleden AB	90,410	642
Switzerland - 7.9%
Bank Sarasin & Cie AG	84,770	3,142
Banque Cantonale Vaudoise	5,000	2,232
Emmi AG	4,963	761
Forbo Holding AG	3,100	1,483
GAM Holding, Ltd. ‡	250,000	2,892
Gategroup Holding AG ‡	150,000	5,061
Gurit Holding AG	4,700	2,391
Helvetia Holding AG	9,930	3,079
Implenia AG ‡	59,119	1,643
Kuoni Reisen Holding AG	7,544	2,348
Newave Energy Holding SA §	52,000	2,284
Orior AG ‡	53,000	2,361
Partners Group Holding AG	22,000	3,105
Sika AG	1,350	2,542
Uster Technologies AG ‡	27,477	762
Valora Holding AG	8,500	2,154
VZ Holding AG	4,521	370
Taiwan - 0.4%
Far Eastern International Bank ‡	2,909,000	1,130
Hung Poo Real Estate Development Corp.	710,000	820
United Arab Emirates - 0.3%
Lamprell PLC	300,000	1,285
United Kingdom - 18.4%
Air Berlin, PLC ‡ ^	168,068	788
Albemarle & Bond Holdings §	372,313	1,273
Anglo Pacific Group PLC	424,426	1,705
Aveva Group PLC	80,000	1,670
Berkeley Group Holdings PLC ‡	35,000	445
Bodycote PLC	526,291	1,958
Bovis Homes Group PLC ‡	270,000	1,456
BSS Group PLC ^	233,460	1,639
Burberry Group PLC	150,000	1,981
Carillion PLC	300,000	1,417
Consort Medical PLC	195,489	1,186
Cranswick PLC	100,000	1,369
CSR PLC ‡	235,000	1,260
Dana Petroleum PLC ‡	90,000	2,416
Dechra Pharmaceuticals PLC	263,470	1,716
Derwent London PLC REIT	100,000	2,104
Devro PLC	500,000	1,648
E2V Technologies PLC § ‡	1,871,727	1,776
eaga PLC ‡	807,549	1,343
Elementis PLC	1,750,000	2,128
Fidessa Group PLC	83,775	1,923
Forth Ports PLC	75,967	1,516
Future PLC	1,400,000	384
Go-Ahead Group PLC	80,000	1,401
Grainger PLC	857,639	1,519
Greggs PLC	150,000	1,046
Halfords Group PLC	225,000	1,699
Hamworthy PLC	390,342	2,052
Helphire Group PLC ‡	1,477,353	904
HMV Group PLC ^	1,414,722	1,337
Homeserve PLC	48,143	1,645
Hunting PLC	160,000	1,306
Inchcape PLC ‡	341,233	1,599
Intec Telecom Systems PLC	1,150,000	1,385
John Wood Group PLC	308,963	1,734
Keller Group PLC	154,801	1,334
Kier Group PLC	160,000	2,606
Mears Group PLC	305,362	1,167
Millennium & Copthorne Hotels PLC	227,256	1,732
Mitie Group PLC	468,036	1,533
Oxford Instruments PLC	200,598	1,039
Premier Farnell PLC	450,000	1,690
Premier Oil PLC ‡	120,000	2,745
Provident Financial PLC	48,667	616
PV Crystalox Solar PLC	711,762	662
PZ Cussons PLC	450,000	2,422
Regus PLC	1,000,000	1,175
SDL PLC ‡	255,000	2,152
Senior PLC	1,250,000	2,501
Shanks Group PLC	1,194,041	1,958
SIG PLC ‡	1,000,000	1,588
Tate & Lyle PLC	207,076	1,460
Ultra Electronics Holdings PLC	57,177	1,448
Victrex PLC	102,186	1,956
Vitec Group PLC	101,031	661
Wellstream Holdings PLC	171,752	1,352
WH Smith PLC	250,000	1,666
William Hill PLC	562,042	1,472
Yell Group PLC ‡ ^	2,000,000	754
United States - 0.4%
Concord Medical Services Holdings, Ltd. ADR ‡	368,786	2,109

Total Common Stocks (cost $458,218)		481,123

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	44,377,742	$44,378
Total Securities Lending Collateral (cost $44,378)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% ▲ , dated 07/30/2010, to be repurchased at $3,576 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $3,651.	$3,576	3,576
Total Repurchase Agreement (cost $3,576)

Total Investment Securities (cost $506,172) #		529,077
Other Assets and Liabilities - Net		(40,098)

Net Assets		$488,979

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Machinery	7.7%	$40,487
Energy Equipment & Services	4.7	25,174
Chemicals	4.7	25,037
Construction & Engineering	3.8	20,418
Capital Markets	3.4	17,448
Hotels, Restaurants & Leisure	2.8	15,467
Electrical Equipment	2.7	15,150
Specialty Retail	2.7	13,898
Commercial Services & Supplies	2.7	13,808
Electronic Equipment & Instruments	2.7	13,799
Software	2.6	13,472
Insurance	2.5	13,455
Metals & Mining	2.4	12,985
Food Products	2.4	12,706
Trading Companies & Distributors	2.3	12,449
Industrial Conglomerates	2.2	11,496
Pharmaceuticals	2.1	11,249
Commercial Banks	2.1	11,199
Media	2.0	10,802
IT Services	2.0	10,377
Oil, Gas & Consumable Fuels	2.0	10,333
Auto Components	1.8	9,462
Construction Materials	1.7	9,086
Transportation Infrastructure	1.7	9,072
Health Care Equipment & Supplies	1.6	8,256
Household Durables	1.6	8,122
Containers & Packaging	1.5	8,038
Textiles, Apparel & Luxury Goods	1.4	7,502
Food & Staples Retailing	1.4	7,293
Communications Equipment	1.3	6,668
Gas Utilities	1.2	6,663
Real Estate Investment Trusts	1.1	5,814
Personal Products	1.1	5,689
Health Care Providers & Services	1.0	5,282
Aerospace & Defense	1.0	5,142
Road & Rail	1.0	4,992
Building Products	0.9	4,967

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Schroders International Small Cap
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Diversified Telecommunication Services	0.9%	$4,854
Internet Software & Services	0.9	4,835
Diversified Financial Services	0.7	3,729
Air Freight & Logistics	0.6	3,296
Beverages	0.6	3,161
Real Estate Management & Development	0.6	2,981
Paper & Forest Products	0.5	2,482
Household Products	0.5	2,422
Leisure Equipment & Products	0.4	2,404
Consumer Finance	0.4	1,889
Multiline Retail	0.3	1,834
Distributors	0.3	1,599
Semiconductors & Semiconductor Equipment	0.2	1,260
Airlines	0.2	1,120

Investment Securities, at Value	90.9	481,123
Short-Term Investments	9.1	47,954

Total Investments	100.0%	$529,077

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $42,195.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $16,417, or 3.36%, of the fund’s net assets.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $506,172. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,934 and $29,029, respectively. Net unrealized appreciation for tax purposes is $22,905.
DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$11,107	$470,016	$—	$481,123
Repurchase Agreement	—	3,576	—	3,576
Securities Lending Collateral	44,378	—	—	44,378

Total	$55,485	$473,592	$—	$529,077

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
Fannie Mae
4.50%, 09/25/2020		$851	$856
5.00%, 10/25/2032 - 06/25/2034		11,264	11,798
Freddie Mac
2.73%, 06/01/2035 *		5,110	5,286
3.75%, 12/15/2011		269	269
4.00%, 10/15/2029		2,607	2,639
4.50%, 02/15/2027		1,802	1,838
5.05%, 08/01/2037 *		942	987
5.44%, 02/01/2038 *		4,182	4,463
5.50%, 01/15/2029		3,936	3,950
Ginnie Mae
4.50%, 01/17/2033		2,109	2,137

Total U.S. Government Agency Obligations (cost $32,783)			34,223

FOREIGN GOVERNMENT OBLIGATION - 1.2%
United Mexican States
7.50%, 06/21/2012	MXN	402,000	33,261
Total Foreign Government Obligation (cost $32,895)

MORTGAGE-BACKED SECURITIES - 16.8%
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A		$12,711	12,888
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		13,000	12,971
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A		22,047	24,095
Series 2007-1A, Class B
5.54%, 04/15/2037 - 144A		4,750	5,027
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		7,425	7,856
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A		10,627	10,706
Series 2010-R6, Class 4A1
3.55%, 07/26/2035 - 144A *		9,766	9,668
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.14%, 08/26/2035 - 144A * ə		4,818	4,794
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *		10,750	10,847
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A		5,017	4,967
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 - 144A		8,030	7,789
Series 2009-RR13, Class 7A1
5.25%, 10/26/2036 - 144A		3,787	3,749
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		11,206	11,290
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A		3,359	3,503
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 - 144A *		13,020	13,300
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 - 144A *		6,101	6,053
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		12,335	12,273
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A		9,620	9,668
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A		4,426	4,448
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *		14,425	14,569
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A		5,156	5,143
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A		4,900	5,330
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 36A1
5.47%, 06/27/2036 - 144A		11,990	12,289
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A		9,542	9,804
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A		5,600	5,794
Series 2006-1A, Class B
5.36%, 11/15/2036 - 144A		18,855	19,485
Series 2006-1A, Class C
5.47%, 11/15/2036 - 144A		21,095	21,800
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class AFL
0.55%, 05/15/2037 - 144A *		22,750	22,105
Series 2007-1A, Class B
5.52%, 05/15/2037 - 144A		8,880	9,195
Series 2007-1A, Class C
5.64%, 05/15/2037 - 144A		8,070	8,352
Series 2007-1A, Class E
6.22%, 05/15/2037 - 144A		7,870	8,028
GMAC Mortgage Corp. Loan Trust
Series 2010-1, Class A
4.25%, 07/25/2040 - 144A		17,705	17,739
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.32%, 12/26/2037 - 144A *		3,425	3,541
Series 2009-R2, Class 3A
5.76%, 01/26/2047 - 144A		4,353	4,418
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		3,028	3,130
Series 2009-R7, Class 11A1
5.28%, 03/26/2037 - 144A		5,290	5,316
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A *		3,581	3,569
Series 2009-R7, Class 16A1
5.63%, 12/26/2036 - 144A *		2,329	2,376
Series 2009-R7, Class 4A1
3.35%, 09/26/2034 - 144A *		4,048	4,017
Series 2009-R9, Class 1A1
5.76%, 08/26/2046 - 144A *		8,506	8,613
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A		13,518	13,620
Series 2010-R3, Class 1A1
5.70%, 03/21/2036 - 144A *		12,044	11,983
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.71%, 01/27/2047 - 144A *		4,936	4,898

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - (continued)
JPMorgan Re-REMIC (continued)
Series 2009-11, Class 1A1
5.78%, 02/26/2037 - 144A *	$12,316	$12,308
Station Place Securitization Trust
Series 2009-1, Class A
1.83%, 12/29/2010 - 144A *	13,335	13,335
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	3,214	3,252
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.78%, 08/27/2047 - 144A *	8,494	8,309
Series 2010-RR2, Class 1A1
5.21%, 09/27/2035 - 144A *	12,770	12,691

Total Mortgage-Backed Securities (cost $440,140)		450,901

ASSET-BACKED SECURITIES - 5.9%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	22,030	22,801
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	17,346	17,562
Series 2000-2, Class A2
7.49%, 10/02/2010	3,061	3,076
Series 2001-1, Class A2
6.50%, 06/15/2011 ^	3,230	3,262
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010	16,530	16,695
Series 2001-1, Class A-2
7.11%, 03/18/2013	7,590	7,970
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A	9,920	11,160
Newmont Gold Co. Pass-Through Trusts
Series 1994, Class A2
9.25%, 07/05/2012	1,842	2,010
Northwest Airlines, Inc.
1.21%, 05/20/2014 *	1,180	1,046
Series 2001-1, Class A-2
6.84%, 04/01/2011	2,450	2,475
PF Export Receivables Master Trust
Series A
6.44%, 06/01/2015 - 144A	22,732	23,686
Trafigura Securitisation Finance PLC
Series 2007-1, Class A
0.59%, 12/15/2012 *	11,800	11,221
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	22,365	24,378
Vitol Master Trust
Series 2004-1, Class 1
0.73%, 07/15/2012 *	11,100	10,864

Total Asset-Backed Securities (cost $155,432)		158,206

PREFERRED CORPORATE DEBT SECURITY - 0.4%
Capital Markets - 0.4%
State Street Capital Trust III
8.25%, 03/15/2011 * Ž	11,250	11,418
Total Preferred Corporate Debt Security (cost $11,432)

CORPORATE DEBT SECURITIES - 73.7%
Airlines - 0.5%
Southwest Airlines Co.
10.50%, 12/15/2011 - 144A	12,525	13,893
Automobiles - 0.7%
Daimler Finance North America LLC
5.88%, 03/15/2011	3,100	3,191
6.50%, 11/15/2013	14,507	16,404
Capital Markets - 2.9%
Hutchison Whampoa International 03/13, Ltd.
6.50%, 02/13/2013 - 144A	22,810	25,104
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A ^	15,590	17,472
Morgan Stanley
1.01%, 10/15/2015 *	19,060	17,344
2.88%, 05/14/2013 *	4,800	4,851
UBS AG/Stamford CT
1.58%, 02/23/2012 *	13,290	13,358
Chemicals - 2.7%
Chevron Phillips Chemical Co., LLC
7.00%, 03/15/2011	6,800	7,006
Cytec Industries, Inc.
5.50%, 10/01/2010 ^	5,880	5,904
Dow Chemical Co.
4.85%, 08/15/2012	5,000	5,295
6.13%, 02/01/2011	7,240	7,374
6.85%, 08/15/2013	5,400	5,966
Methanex Corp.
8.75%, 08/15/2012	17,216	17,926
Mosaic Co.
7.38%, 12/01/2014 - 144A	22,040	23,057
Commercial Banks - 11.2%
Banco Santander Chile
2.88%, 11/13/2012 - 144A	21,595	21,785
Bank of Scotland PLC
5.00%, 11/21/2011 - 144A	930	960
Barclays Bank PLC
2.50%, 01/23/2013 ^	25,000	25,248
City National Corp.
5.13%, 02/15/2013	17,600	18,449
Fifth Third Bank
0.55%, 05/17/2013 *	27,365	26,118
First Tennessee Bank NA
0.52%, 02/14/2011 *	11,960	11,931
4.63%, 05/15/2013	8,585	8,547
ICICI Bank, Ltd.
6.63%, 10/03/2012 - 144A	19,835	21,066
M&I Marshall & Ilsley Bank
5.30%, 09/08/2011 ^	5,000	5,021
6.38%, 09/01/2011	12,095	12,412
PNC Funding Corp.
0.62%, 01/31/2012 * ^	12,820	12,715
Regions Financial Corp.
0.71%, 06/26/2012 *	7,750	7,286
4.88%, 04/26/2013 ^	5,000	5,025
7.75%, 11/10/2014 ^	13,000	13,914

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks - (continued)
Royal Bank of Scotland Group PLC
6.38%, 02/01/2011 ^	$13,175	$13,371
Scotland International Finance
7.70%, 08/15/2010 - 144A	14,670	14,685
Silicon Valley Bank
5.70%, 06/01/2012	4,315	4,498
SunTrust Banks, Inc.
5.25%, 11/05/2012	20,595	21,728
Wachovia Corp.
0.82%, 10/28/2015 *	22,400	20,644
Webster Bank NA
5.88%, 01/15/2013	7,143	7,259
Westpac Securities NZ, Ltd.
2.63%, 01/28/2013 - 144A ^	17,000	17,316
Zions Bancorporation
7.75%, 09/23/2014 ^	10,900	11,309
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.
4.88%, 01/15/2013	6,000	6,359
Computers & Peripherals - 0.6%
Seagate Technology International
10.00%, 05/01/2014 - 144A	12,715	14,877
Construction Materials - 1.7%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,939
5.63%, 09/30/2011	4,300	4,474
6.95%, 03/15/2012	2,590	2,794
Lafarge North America, Inc.
6.88%, 07/15/2013	4,500	4,879
Lafarge SA
5.50%, 07/09/2015 - 144A	10,000	10,484
6.15%, 07/15/2011	10,008	10,315
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	8,000	8,237
Consumer Finance - 0.6%
American Express Credit Corp.
7.30%, 08/20/2013	5,475	6,276
Cardtronics, Inc.
9.25%, 08/15/2013 ^*	3,390	3,479
Toyota Motor Credit Corp. - Series B
4.03%, 01/09/2012 *	5,000	5,196
Containers & Packaging - 1.2%
Rexam PLC
6.75%, 06/01/2013 - 144A	24,424	26,660
Sonoco Products Co.
6.50%, 11/15/2013	4,940	5,504
Diversified Financial Services - 11.4%
American Honda Finance Corp.
2.38%, 03/18/2013 - 144A	7,000	7,129
Bear Stearns Cos. LLC
5.50%, 08/15/2011	2,000	2,097
6.95%, 08/10/2012 ^	5,000	5,517
Caterpillar Financial Services Corp.
1.29%, 06/24/2011 *	9,390	9,456
Citigroup, Inc.
5.63%, 08/27/2012 ^	20,589	21,583
ERAC USA Finance LLC
5.80%, 10/15/2012 - 144A	5,200	5,631
FIA Card Services NA
7.13%, 11/15/2012	22,691	24,779
FMR LLC
4.75%, 03/01/2013 - 144A	17,560	18,451
Ford Motor Credit Co., LLC
3.28%, 01/13/2012 * ^	12,930	12,671
General Electric Capital Corp.
0.60%, 11/01/2012 *	23,000	22,529
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	13,925	14,068
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	10,000	10,501
Harley-Davidson Funding Corp.
5.00%, 12/15/2010 - 144A	12,230	12,300
5.25%, 12/15/2012 - 144A	10,900	11,315
Invesco, Ltd.
5.38%, 02/27/2013	17,640	18,453
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	24,885	24,927
John Deere Capital Corp.
1.29%, 06/10/2011 *	9,125	9,185
Nissan Motor Acceptance Corp.
3.25%, 01/30/2013 - 144A	2,940	3,020
5.63%, 03/14/2011 - 144A	14,225	14,569
PACCAR Financial Corp.
4.03%, 01/12/2011 *	5,000	5,071
Pemex Finance, Ltd.
9.03%, 02/15/2011	6,473	6,561
Prime Property Funding II, Inc.
5.60%, 06/15/2011 - 144A	736	747
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	11,042	11,264
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	10,091	10,703
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	9,995	10,745
Williams Cos., Inc. Credit Linked Certificate Trust V
6.38%, 10/01/2010 - 144A	2,450	2,465
ZFS Finance USA Trust I
6.15%, 12/15/2065 - 144A	14,415	13,983
Diversified Telecommunication Services - 2.9%
Qwest Corp.
3.79%, 06/15/2013 *	19,825	20,023
8.88%, 03/15/2012	5,000	5,406
SBA Tower Trust
4.25%, 04/15/2015 - 144A	12,380	13,080
Sprint Capital Corp.
8.38%, 03/15/2012	13,000	13,780
Telefonica Emisiones SAU
0.77%, 02/04/2013 *	24,565	23,767
Electric Utilities - 1.4%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	22,100	25,419
NiSource Finance Corp.
7.88%, 11/15/2010	6,545	6,660
PSEG Power LLC
7.75%, 04/15/2011	6,780	7,085
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc.
4.45%, 09/14/2012	5,000	5,266

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Electronic Equipment & Instruments — (continued)
Tyco Electronics Group SA
6.00%, 10/01/2012 ^	$12,146	$13,177
Energy Equipment & Services - 2.1%
Enterprise Products Operating LLC
7.50%, 02/01/2011	7,595	7,805
7.63%, 02/15/2012	7,855	8,506
Gilroy Energy Center LLC
4.00%, 08/15/2011 - 144A	1,812	1,805
MarkWest Energy Partners LP
6.88%, 11/01/2014	1,450	1,454
NGPL Pipeco LLC
6.51%, 12/15/2012 - 144A	24,005	25,156
Plains All American Pipeline, LP
4.25%, 09/01/2012	4,890	5,102
Weatherford International, Inc.
5.95%, 06/15/2012	7,305	7,816
Food & Staples Retailing - 0.7%
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012 ^	4,400	4,411
SUPERVALU, Inc.
7.50%, 11/15/2014	7,435	7,509
Woolworths, Ltd.
5.25%, 11/15/2011 - 144A	7,000	7,295
Food Products - 0.3%
UST LLC
6.63%, 07/15/2012	6,460	6,995
Gas Utilities - 0.3%
EQT Corp.
5.15%, 11/15/2012	6,460	6,770
Hotels, Restaurants & Leisure - 1.1%
Carrols Corp.
9.00%, 01/15/2013	7,000	7,053
Marriott International, Inc.
5.63%, 02/15/2013	10,725	11,450
4.63%, 06/15/2012	9,850	10,211
Household Durables - 0.9%
Whirlpool Corp.
8.00%, 05/01/2012	21,205	23,216
Insurance - 2.0%
Fidelity National Financial, Inc.
5.25%, 03/15/2013	13,289	13,369
Hartford Financial Services Group, Inc.
5.25%, 10/15/2011 ^	1,185	1,224
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	6,000	6,253
7.25%, 09/01/2012 - 144A	3,380	3,629
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	8,080	6,976
Prudential Financial, Inc.
3.63%, 09/17/2012	5,000	5,184
Reinsurance Group of America, Inc.
6.75%, 12/15/2011	15,490	16,338
Leisure Equipment & Products - 0.3%
Mattel, Inc.
5.63%, 03/15/2013	8,000	8,616
Machinery - 0.9%
Case New Holland, Inc.
7.75%, 09/01/2013 ^	13,195	13,887
Kennametal, Inc.
7.20%, 06/15/2012	9,950	10,569
Metals & Mining - 3.2%
Anglo American Capital PLC
9.38%, 04/08/2014 - 144A	19,675	23,951
ArcelorMittal
5.38%, 06/01/2013	24,010	25,748
Freeport-McMoRan Corp.
8.75%, 06/01/2011	9,183	9,714
Steel Dynamics, Inc.
7.38%, 11/01/2012	4,770	5,074
Xstrata Canada Corp.
7.35%, 06/05/2012	18,796	20,367
Multi-Utilities - 0.2%
Black Hills Corp.
9.00%, 05/15/2014	4,100	4,836
Oil, Gas & Consumable Fuels - 6.7%
Consol Energy, Inc.
7.88%, 03/01/2012	23,715	25,523
El Paso Corp.
7.00%, 05/15/2011	3,250	3,339
7.38%, 12/15/2012	2,000	2,130
7.88%, 06/15/2012	2,945	3,134
Empresa Nacional del Petroleo
6.75%, 11/15/2012 - 144A	12,938	14,245
Energy Transfer Partners, LP
6.00%, 07/01/2013	21,736	23,579
Kinder Morgan Energy Partners, LP
5.00%, 12/15/2013	13,826	14,918
Kinder Morgan, Inc.
6.50%, 09/01/2012	5,316	5,595
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	10,000	10,512
Marathon Oil Corp.
8.38%, 05/01/2012	6,000	6,648
Murphy Oil Corp.
6.38%, 05/01/2012	8,240	8,743
Nustar Logistics, LP
6.05%, 03/15/2013	2,787	2,979
6.88%, 07/15/2012	8,115	8,790
Petrohawk Energy Corp.
9.13%, 07/15/2013 ^	8,480	8,840
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 - 144A	11,915	12,467
5.83%, 09/30/2016 - 144A	13,670	14,946
Williams Cos., Inc.
2.53%, 10/01/2010 - 144A * ^	3,220	3,219
Woodside Finance, Ltd.
5.00%, 11/15/2013 - 144A	4,450	4,765
8.13%, 03/01/2014 - 144A	2,450	2,832
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013	9,400	9,966
Real Estate Investment Trusts - 9.4%
AvalonBay Communities, Inc.
4.95%, 03/15/2013 ^	3,546	3,765
Boston Properties, LP
6.25%, 01/15/2013 ^	10,000	10,952
BRE Properties, Inc.
7.45%, 01/15/2011	8,500	8,699
Dexus Property Group
7.13%, 10/15/2014 - 144A	15,325	16,635

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Investment Trusts - (continued)
Digital Realty Trust, LP
4.50%, 07/15/2015 - 144A	$9,900	$9,971
Duke Realty, LP
4.63%, 05/15/2013 ^	5,000	5,175
5.63%, 08/15/2011	2,000	2,044
5.88%, 08/15/2012	6,053	6,357
6.25%, 05/15/2013 ^	6,386	6,867
ERP Operating, LP
5.20%, 04/01/2013	11,080	11,948
5.50%, 10/01/2012	8,205	8,766
HCP, Inc.
5.65%, 12/15/2013	19,625	20,887
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	14,330	14,951
Host Hotels & Resorts, LP
7.13%, 11/01/2013	10,360	10,541
Kimco Realty Corp.
6.00%, 11/30/2012	3,860	4,169
Liberty Property, LP
6.38%, 08/15/2012	13,270	14,208
Pan Pacific Retail Properties, Inc.
6.13%, 01/15/2013	4,000	4,288
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	23,740	24,131
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,172
Simon Property Group, LP
5.30%, 05/30/2013 ^	5,600	6,093
Tanger Properties, LP
6.15%, 11/15/2015	11,265	12,314
UDR, Inc.
5.13%, 01/15/2014	4,900	5,071
5.50%, 04/01/2014	5,500	5,770
United Dominion Realty Trust
5.00%, 01/15/2012	8,847	9,044
6.05%, 06/01/2013	2,830	3,055
WEA Finance LLC
5.40%, 10/01/2012 - 144A	16,010	16,995
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014 - 144A	5,170	5,512
Real Estate Management & Development - 2.5%
Brookfield Asset Management, Inc.
7.13%, 06/15/2012	18,164	19,424
Post Apartment Homes, LP
5.45%, 06/01/2012	9,399	9,794
6.30%, 06/01/2013	12,926	13,948
7.70%, 12/20/2010 ^	5,000	5,104
Retail Property Trust
7.18%, 09/01/2013 - 144A	16,445	18,261
Semiconductors & Semiconductor Equipment - 0.9%
Maxim Integrated Products, Inc.
3.45%, 06/14/2013	25,000	25,613
Tobacco - 0.7%
Reynolds American, Inc.
7.25%, 06/01/2012	17,945	19,401
Trading Companies & Distributors - 1.5%
GATX Corp.
4.75%, 10/01/2012	16,950	17,844
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	20,175	22,445
Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	12,000	12,065
4.52%, 01/15/2015 - 144A	11,870	12,521

Total Corporate Debt Securities (cost $1,926,111)		1,976,547

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	5,122,403	5,122

Total Securities Lending Collateral (cost $5,122)

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $4,835 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $4,935.	$4,835	4,835
Total Repurchase Agreement (cost $4,835)

Total Investment Securities (cost $2,608,750) #		2,674,513
Other Assets and Liabilities - Net		8,527

Net Assets		$2,683,040

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Short-Term Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (a)

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	(Depreciation)

5-Year U.S. Treasury Note	Short	(850)	09/30/2010	($2,208)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/31/2010.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $4,794, or 0.18% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $5,019.

§	Illiquid. This security had a value of $11,264, or 0.42%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $2,608,750. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,515 and $2,752, respectively. Net unrealized appreciation for tax purposes is $65,763.

(a)	Cash in the amount of $2,517 has been segregated with the broker to cover margin requirements for the open futures contracts.

Г	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated to $1,140,636, or 42.51%, of the fund’s net assets.

MXN	Mexican Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$158,206	$—	$158,206
Corporate Debt Securities	—	1,976,547	—	1,976,547
Foreign Government Obligations	—	33,261	—	33,261
Mortgage-Backed Securities	—	450,901	—	450,901
Preferred Corporate Debt Securities	—	11,418	—	11,418
Repurchase Agreement	—	4,835	—	4,835
Securities Lending Collateral	5,122	—	—	5,122
U.S. Government Agency Obligations	—	34,223	—	34,223

Total	$5,122	$2,669,391	$—	$2,674,513

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Depreciation	$(2,208)	$—	$—	$(2,208)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Aerospace & Defense - 2.2%
Hexcel Corp. ‡ ^	582,955	$10,895
Airlines - 2.9%
Continental Airlines, Inc. - Class B ‡ ^	580,020	14,512
Biotechnology - 2.1%
Martek Biosciences Corp. ‡ ^	499,960	10,344
Capital Markets - 3.7%
Cohen & Steers, Inc. ^	340,435	7,592
Raymond James Financial, Inc. ^	393,100	10,488
Chemicals - 2.2%
Intrepid Potash, Inc. ‡ ^	447,500	10,830
Commercial Banks - 8.5%
City National Corp. ^	259,475	14,703
Marshall & Ilsley Corp. ^	1,486,275	10,449
PrivateBancorp, Inc. - Class A ^	803,145	9,935
SVB Financial Group ‡ ^	165,460	7,146
Commercial Services & Supplies - 1.2%
Steelcase, Inc. - Class A ^	881,100	6,088
Communications Equipment - 4.1%
Brocade Communications Systems, Inc. ‡ ^	1,173,055	5,807
Emulex Corp. ‡ ^	745,000	6,482
Harmonic Lightwaves, Inc. ‡ ^	1,125,902	7,847
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV - NY Shares ‡	545,352	12,276
Diversified Consumer Services - 2.4%
Sotheby’s ^	435,525	11,816
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc. ^	345,580	8,138
Electrical Equipment - 1.4%
General Cable Corp. ‡ ^	265,440	7,045
Energy Equipment & Services - 3.1%
Oceaneering International, Inc. ‡ ^	156,000	7,719
Oil States International, Inc. ‡ ^	166,130	7,632
Health Care Equipment & Supplies - 4.2%
Cooper Cos., Inc. ^	279,900	10,877
Hologic, Inc. ‡ ^	689,035	9,743
Household Durables - 1.8%
Tupperware Brands Corp. ^	223,540	8,805
Insurance - 3.4%
HCC Insurance Holdings, Inc. ^	645,105	16,850
Internet Software & Services - 1.4%
Internet Brands, Inc. - Class A ‡ ^	649,600	7,133
Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. ‡ ^	301,415	9,368
Machinery - 9.5%
AGCO Corp. ‡ ^	285,456	9,922
Manitowoc Co., Inc. ^	531,675	5,508
Navistar International Corp. ‡ ^	207,190	10,714
Titan International, Inc. ^	815,455	8,954
Watts Water Technologies, Inc. - Class A ^	347,536	11,190
Marine - 1.9%
Kirby Corp. ‡ ^	237,525	9,130
Media - 4.1%
Arbitron, Inc. ^	347,105	10,031
Lamar Advertising Co. - Class A ‡	379,205	10,372
Metals & Mining - 6.1%
Carpenter Technology Corp. ^	308,400	10,778
Globe Specialty Metals, Inc. ‡ ^	792,035	9,132
Thompson Creek Metals Co., Inc. ‡ ^	1,069,425	9,946
Multiline Retail - 1.9%
Saks, Inc. ‡ ^	1,160,325	9,526
Real Estate Investment Trusts - 7.9%
BioMed Realty Trust, Inc. ^	446,675	8,058
Douglas Emmett, Inc. ^	576,625	9,116
Dupont Fabros Technology, Inc. ^	286,505	7,231
Omega Healthcare Investors, Inc. ^	652,040	14,333
Real Estate Management & Development - 3.1%
Jones Lang Lasalle, Inc. ^	196,290	15,205
Road & Rail - 2.5%
Kansas City Southern ‡ ^	341,820	12,545
Software - 2.7%
Aspen Technology, Inc. ‡ ^	692,833	7,572
THQ, Inc. ‡ ^	1,244,910	5,677
Specialty Retail - 1.7%
Office Depot, Inc. ‡ ^	1,887,325	8,153
Trading Companies & Distributors - 4.8%
Beacon Roofing Supply, Inc. ‡ ^	553,400	9,442
United Rentals, Inc. ‡ ^	552,000	7,275
WESCO International, Inc. ‡ ^	198,225	7,122
Water Utilities - 1.8%
Aqua America, Inc. ^	466,760	9,098

Total Common Stocks (cost $427,817)		486,550

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	126,111,960	126,112
Total Securities Lending Collateral (cost $126,112)

	Principal	Value

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $6,274 on 08/02/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $6,402.	$6,274	6,274
Total Repurchase Agreement (cost $6,274)

Total Investment Securities (cost $560,203) #		618,936
Other Assets and Liabilities - Net		(126,280)

Net Assets		$492,656

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $122,783.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $560,203. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74,483 and $15,750, respectively. Net unrealized appreciation for tax purposes is $58,733.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$486,550	$—	$—	$486,550
Repurchase Agreement	—	6,274	—	6,274
Securities Lending Collateral	126,112	—	—	126,112

Total	$612,662	$6,274	$—	$618,936

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 92.5%
Austria - 0.6%
Andritz AG	35,000	$2,195
Bermuda - 0.9%
Nabors Industries, Ltd. ‡	196,865	3,624
Canada - 14.8%
Brookfield Asset Management, Inc. - Class A ^	864,586	21,693
Canfor Corp. ‡	739,723	5,821
Cenovus Energy, Inc.	327,000	9,221
E-L Financial Corp., Ltd. §	4,286	1,897
EnCana Corp.	367,000	11,205
Viterra, Inc. ‡	1,107,150	8,669
France - 0.5%
Sanofi-Aventis SA	32,950	1,914
Germany - 1.8%
Lanxess AG	148,000	7,106
Guernsey, Channel Islands - 0.1%
Resolution, Ltd. ^	118,193	442
Hong Kong - 18.6%
Cheung Kong Holdings, Ltd.	1,479,153	17,853
Chong Hing Bank, Ltd.	293,190	664
Hang Lung Group, Ltd.	728,692	4,278
Hang Lung Properties, Ltd.	1,432,749	5,939
Henderson Land Development Co., Ltd.	3,474,538	21,629
Hutchison Whampoa, Ltd.	2,095,888	13,788
Wharf Holdings, Ltd. ‡	1,098,141	6,001
Wheelock & Co., Ltd.	1,062,000	3,281
Japan - 11.7%
Mitsui Fudosan Co., Ltd.	949,462	14,067
Tokio Marine Holdings, Inc.	470,080	12,874
Toyota Industries Corp.	705,107	19,016
Korea, Republic of - 4.6%
POSCO ADR	174,261	18,125
Sweden - 4.2%
Investor AB - Class A	916,546	16,529
United Kingdom - 0.4%
Derwent London PLC REIT	70,050	1,474
United States - 34.3%
Alamo Group, Inc.	158,983	3,725
Alexander & Baldwin, Inc.	118,770	3,985
Applied Materials, Inc.	493,961	5,829
AVX Corp.	861,145	12,125
Bank of New York Mellon Corp.	560,052	14,040
Bristow Group, Inc. ‡	173,630	5,804
Capital Southwest Corp. ^	19,256	1,710
Cimarex Energy Co.	251,128	17,295
Cross Country Healthcare, Inc. ‡ ^	211,206	1,876
Electro Scientific Industries, Inc. ‡	196,486	2,256
Electronics for Imaging, Inc. ‡	202,436	2,156
Forest City Enterprises, Inc. - Class A ‡ ^	679,836	8,634
Intel Corp.	355,961	7,333
Investment Technology Group, Inc. ‡	424,815	6,673
KeyCorp	200,000	1,692
Leucadia National Corp. ‡ ^	95,000	2,099
Lexmark International, Inc. - Class A ‡	66,205	2,433
MDC Holdings, Inc.	53,363	1,554
Pharmaceutical Product Development, Inc.	300,710	7,295
St. Joe Co. ‡ ^	370,892	9,565
Sycamore Networks, Inc. ‡	150,818	3,511
Tejon Ranch Co. ‡ ^	86,299	1,988
Tellabs, Inc.	941,479	6,572
Westwood Holdings Group, Inc. ^	111,753	4,049
Wilmington Trust Corp.	100,000	1,014

Total Common Stocks (cost $436,929)		364,518

RIGHTS - 0.7%
Guernsey, Channel Islands - 0.7%
Resolution, Ltd.	2,009,309	2,743
Total Rights (cost $3,815)

WARRANT - 0.0% ∞
Hong Kong - 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 12/31/2011
Exercise Price: $58.00	694,907	107
Total Warrant (cost $-)

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36%▲	21,246,116	21,246
Total Securities Lending Collateral (cost $21,246)

	Principal	Value

REPURCHASE AGREEMENT - 6.5%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $25,778 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $26,296.	$25,778	25,778
Total Repurchase Agreement (cost $25,778)

Total Investment Securities (cost $487,768) #		414,392
Other Assets and Liabilities - Net		(20,104)

Net Assets		$394,288

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Management & Development	27.6%	$115,035
Oil, Gas & Consumable Fuels	9.0	37,721
Capital Markets	6.3	26,472
Auto Components	4.6	19,016
Diversified Financial Services	4.5	18,628
Metals & Mining	4.4	18,125
Insurance	4.4	17,956
Electronic Equipment & Instruments	3.5	14,381
Industrial Conglomerates	3.3	13,788
Semiconductors & Semiconductor Equipment	3.2	13,162
Communications Equipment	2.4	10,083
Energy Equipment & Services	2.3	9,428
Food Products	2.1	8,669
Life Sciences Tools & Services	1.8	7,295
Chemicals	1.7	7,106
Machinery	1.4	5,920
Paper & Forest Products	1.4	5,821
Computers & Peripherals	1.1	4,589
Marine	1.0	3,985
Commercial Banks	0.9	3,370
Pharmaceuticals	0.5	1,914
Health Care Providers & Services	0.5	1,876
Household Durables	0.4	1,554
Real Estate Investment Trusts	0.4	1,474

Investment Securities, at Value	88.7	367,368
Short-Term Investments	11.3	47,024

Total Investments	100.0%	$414,392

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $20,698.

§	Illiquid. This security aggregated to $1,897, or 0.48%, of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $487,768. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,609 and $96,985, respectively. Net unrealized depreciation for tax purposes is $73,376.
DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$197,343	$167,175	$—	$364,518
Repurchase Agreement	—	25,778	—	25,778
Rights	—	2,743	—	2,743
Securities Lending Collateral	21,246	—	—	21,246
Warrants	—	107	—	107

Total	$218,589	$195,803	$—	$414,392

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 2.2%
Germany - 2.2%
Volkswagen AG, 3.03 ▲	125,421	$13,290
Total Preferred Stock (cost $11,587)

COMMON STOCKS - 94.5%
Australia - 1.9%
BHP Billiton, Ltd.	330,992	12,014
Brazil - 4.8%
BM&FBOVESPA SA	1,160,000	8,541
Empresa Brasileira de Aeronautica SA ADR ^	203,127	5,356
Natura Cosmeticos SA	361,400	9,391
Petroleo Brasileiro SA ADR ^	173,965	6,332
Canada - 5.1%
Canadian National Railway Co.	181,689	11,429
Canadian Natural Resources, Ltd.	238,214	8,203
Potash Corp., of Saskatchewan, Inc. ^	70,565	7,400
Thomson Reuters Corp.	113,800	4,255
China - 6.0%
China Life Insurance Co., Ltd. - Class H	1,225,000	5,433
China Merchants Bank Co., Ltd. - Class H	4,498,110	12,016
Industrial & Commercial Bank of China - Class H	16,207,200	12,394
Sinopharm Group Co. - Class H	1,929,514	7,204
Denmark - 3.5%
Novo Nordisk A/S - Class B	173,422	14,834
Vestas Wind Systems A/S ‡	138,165	6,717
France - 7.6%
Air Liquide SA	75,392	8,486
BNP Paribas	169,830	11,665
Lafarge SA ^	135,746	7,394
LVMH Moet Hennessy Louis Vuitton SA	133,690	16,311
Publicis Groupe SA ^	70,100	3,159
Germany - 5.1%
Deutsche Bank AG	104,446	7,295
Fresenius Medical Care AG & Co., KGaA	172,396	9,459
SAP AG	326,540	14,911
Hong Kong - 4.1%
CNOOC, Ltd.	7,761,792	13,090
Hong Kong Exchanges & Clearing, Ltd.	745,400	12,226
Ireland - 0.9%
Covidien PLC ^	146,615	5,472
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd. ADR	327,638	16,005
Italy - 0.9%
Intesa Sanpaolo SpA	1,663,918	5,508
Japan - 9.3%
Canon, Inc.	205,097	8,938
Dai-ichi Life Insurance Co., Ltd.	4,673	6,631
Fanuc, Ltd.	67,526	7,980
Komatsu, Ltd.	597,512	12,561
Mitsubishi UFJ Financial Group, Inc.	2,297,300	11,407
Toyota Motor Corp.	276,455	9,760
Korea, Republic of - 1.5%
Hyundai Motor Co.	72,533	9,135
Mexico - 3.3%
America Movil SAB de CV - Series L ADR	193,889	9,619
Wal-Mart de Mexico SAB de CV - Series V	4,639,580	10,942
Netherlands - 2.0%
ING Groep NV ‡	868,300	8,351
Koninklijke KPN NV ^	280,300	3,901
Spain - 1.6%
Telefonica SA	441,542	10,023
Sweden - 2.1%
Hennes & Mauritz AB - Class B	418,680	13,187
Switzerland - 7.2%
Julius Baer Group, Ltd.	173,755	6,080
Logitech International SA ‡ ^	264,562	4,158
Nestle SA	267,646	13,232
Novartis AG	261,141	12,671
Roche Holding AG	65,529	8,524
Taiwan - 1.1%
High Tech Computer Corp.	74,000	1,358
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	561,800	5,674
Turkey - 1.0%
Turkiye Garanti Bankasi AS	1,175,700	6,084
United Kingdom - 19.6%
ARM Holdings PLC	1,035,914	5,335
BG Group PLC	255,559	4,096
British American Tobacco PLC	391,829	13,490
British Sky Broadcasting Group PLC	743,024	8,289
Cairn Energy PLC ‡	759,296	5,562
Carnival PLC	341,655	12,330
Kingfisher PLC	2,596,690	8,773
Pearson PLC	449,607	6,981
Reckitt Benckiser Group PLC	237,126	11,628
SABMiller PLC	278,598	8,455
Smith & Nephew PLC	679,658	5,914
Standard Chartered PLC	522,088	15,090
Tesco PLC	2,373,423	14,549
United States - 3.3%
Amdocs, Ltd. ‡ ^	228,713	6,251
Schlumberger, Ltd. ^	150,614	8,986
Southern Copper Corp. ^	166,200	5,220

Total Common Stocks (cost $533,963)		583,665

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	38,850,382	38,850
Total Securities Lending Collateral (cost $38,850)

	Principal	Value

REPURCHASE AGREEMENT - 11.4%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $70,532 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $71,946.	$70,532	70,532
Total Repurchase Agreement (cost $70,532)

Total Investment Securities (cost $654,932) #		706,337
Other Assets and Liabilities - Net		(88,787)

Net Assets		$617,550

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(23,431)	01/25/2011	$(30,133)	$(380)
Mexican Peso	(196,400)	11/30/2010	(14,821)	(495)
Pound Sterling	(3,400)	11/18/2010	(4,909)	(423)
Pound Sterling	14,128	11/18/2010	21,781	376
Pound Sterling	(2,900)	11/18/2010	(4,194)	(354)
Pound Sterling	(7,828)	11/18/2010	(11,380)	(897)

				$(2,173)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	10.5%	$74,164
Pharmaceuticals	8.3	59,238
Oil, Gas & Consumable Fuels	5.4	37,283
Automobiles	4.6	32,185
Diversified Financial Services	4.0	29,118
Food & Staples Retailing	3.6	25,491
Media	3.2	22,684
Specialty Retail	3.1	21,960
Software	3.1	21,162
Machinery	2.8	20,541
Metals & Mining	2.4	17,234
Textiles, Apparel & Luxury Goods	2.4	16,311
Chemicals	2.2	15,886
Diversified Telecommunication Services	2.0	13,924
Tobacco	1.9	13,490
Capital Markets	1.9	13,375
Food Products	1.9	13,232
Hotels, Restaurants & Leisure	1.7	12,330
Insurance	1.7	12,064
Household Products	1.6	11,628
Road & Rail	1.6	11,429
Health Care Equipment & Supplies	1.6	11,386
Semiconductors & Semiconductor Equipment	1.6	11,009
Wireless Telecommunication Services	1.4	9,619
Health Care Providers & Services	1.3	9,459
Personal Products	1.3	9,391
Energy Equipment & Services	1.3	8,986
Office Electronics	1.3	8,938
Beverages	1.2	8,455
Construction Materials	1.0	7,394
Electrical Equipment	1.0	6,717
Computers & Peripherals	0.8	5,516
Aerospace & Defense	0.8	5,356

Investment Securities, at Value	84.5	596,955
Short-Term Investments	15.5	109,382

Total Investments	100.0%	$706,337

NOTES TO SCHEDULE OF INVESTMENTS:
▲	Rate shown reflects the yield at 07/31/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $37,638.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $654,932. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $70,774 and $19,369, respectively. Net unrealized appreciation for tax purposes is $51,405.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$101,925	$481,740	$—	$583,665
Preferred Stocks	—	13,290	—	13,290
Repurchase Agreement	—	70,532	—	70,532
Securities Lending Collateral	38,850	—	—	38,850

Total	$140,775	$565,562	$—	$706,337

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$376	$—	$376
Forward Foreign Currency Contracts - Depreciation	—	(2,549)	—	(2,549)

Total	$—	$(2,173)	$—	$(2,173)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 3.1%
General Dynamics Corp.	338,300	$20,721
Raytheon Co.	246,400	11,401
Air Freight & Logistics - 1.5%
FedEx Corp.	187,900	15,511
Airlines - 1.0%
Southwest Airlines Co.	834,400	10,055
Beverages - 1.9%
PepsiCo, Inc.	293,200	19,032
Biotechnology - 2.5%
Amgen, Inc. ‡	226,100	12,329
Genzyme Corp. ‡	186,200	12,952
Capital Markets - 4.0%
Bank of New York Mellon Corp.	886,855	22,234
Goldman Sachs Group, Inc.	127,200	19,184
Chemicals - 1.7%
Dow Chemical Co.	630,300	17,226
Commercial Banks - 3.9%
Wells Fargo & Co.	1,426,900	39,568
Computers & Peripherals - 2.1%
Hewlett-Packard Co.	319,600	14,715
Seagate Technology ‡	551,500	6,921
Diversified Financial Services - 7.7%
Bank of America Corp.	2,251,500	31,611
JPMorgan Chase & Co.	1,199,900	48,332
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,512,000	39,221
Electric Utilities - 6.0%
American Electric Power Co., Inc.	619,200	22,280
Dynegy, Inc. - Class A ‡ ^	469,119	1,665
Exelon Corp.	507,300	21,220
FirstEnergy Corp.	427,400	16,113
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	317,000	15,302
Noble Corp. ‡	462,000	15,015
Food & Staples Retailing - 2.1%
Kroger Co.	1,017,900	21,559
Health Care Equipment & Supplies - 4.0%
Baxter International, Inc.	227,000	9,936
Boston Scientific Corp. ‡	2,205,000	12,348
Covidien PLC	493,300	18,410
Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	764,300	23,273
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	622,100	21,574
Household Durables - 1.7%
Fortune Brands, Inc.	397,400	17,438
Household Products - 3.5%
Procter & Gamble Co.	585,500	35,809
Insurance - 5.5%
Aflac, Inc.	430,500	21,176
MetLife, Inc.	487,000	20,483
Principal Financial Group, Inc.	572,000	14,649
Machinery - 4.6%
Dover Corp.	302,300	14,501
Illinois Tool Works, Inc.	497,800	21,654
PACCAR, Inc.	234,200	10,731
Media - 8.5%
Comcast Corp. - Class A	1,656,000	32,243
Interpublic Group of Cos., Inc. ‡	1,974,000	18,042
Time Warner, Inc.	670,800	21,104
Viacom, Inc. - Class B	460,000	15,198
Metals & Mining - 0.7%
Steel Dynamics, Inc.	518,600	7,426
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	258,400	12,703
EOG Resources, Inc.	99,400	9,692
Exxon Mobil Corp.	628,400	37,503
Hess Corp.	174,700	9,362
Peabody Energy Corp.	357,900	16,159
Ultra Petroleum Corp. ‡	426,300	18,062
Pharmaceuticals - 4.7%
Johnson & Johnson	424,800	24,677
Merck & Co., Inc.	698,300	24,063
Road & Rail - 1.0%
Ryder System, Inc.	235,400	10,280
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	550,000	6,490
Marvell Technology Group, Ltd. ‡	362,600	5,410
Software - 1.3%
Autodesk, Inc. ‡	458,700	13,550
Specialty Retail - 2.7%
GameStop Corp. - Class A ‡	508,100	10,187
Lowe’s Cos., Inc.	866,000	17,961

Total Common Stocks (cost $1,019,916)		1,006,261

SECURITIES LENDING COLLATERAL - 0.0% ∞
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	165,671	166
Total Securities Lending Collateral (cost $166)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $17,698 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038 - 5/15/2039, and with a value of $18,052.	$17,698	17,698
Total Repurchase Agreement (cost $17,698)

Total Investment Securities (cost $1,037,780) #		1,024,125
Other Assets and Liabilities - Net		792

Net Assets		$1,024,917

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $157.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $1,037,780. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,117 and $63,772, respectively. Net unrealized depreciation for tax purposes is $13,655.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$965,915	$40,346	$—	$1,006,261
Repurchase Agreement	—	17,698	—	17,698
Securities Lending Collateral	166	—	—	166

Total	$966,081	$58,044	$—	$1,024,125

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)

SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.1%
Aerospace & Defense - 3.2%
Boeing Co. ^	171,168	$11,663
Honeywell International, Inc. ^	298,597	12,798
Raytheon Co.	232,616	10,763
Airlines - 0.6%
Southwest Airlines Co. ^	523,986	6,314
Beverages - 0.7%
Anheuser-Busch InBev NV ADR	146,960	7,798
Capital Markets - 2.0%
Goldman Sachs Group, Inc. ^	116,760	17,610
Morgan Stanley ^	184,769	4,987
Commercial Banks - 0.9%
Wells Fargo & Co. ^	342,809	9,506
Communications Equipment - 8.2%
Cisco Systems, Inc. ‡ ^	2,712,743	62,583
Emulex Corp. ‡ ^	668,795	5,819
Juniper Networks, Inc. ‡ ^	563,044	15,641
Riverbed Technology, Inc. ‡ ^	172,604	6,402
Computers & Peripherals - 11.7%
Apple, Inc. ‡	137,620	35,403
Dell, Inc. ‡ ^	1,054,640	13,963
EMC Corp. ‡ ^	1,857,133	36,753
NetApp, Inc. ‡ ^	636,286	26,915
QLogic Corp. ‡ ^	650,360	10,354
SanDisk Corp. ‡ ^	108,333	4,734
Consumer Finance - 1.0%
American Express Co.	245,347	10,952
Diversified Consumer Services - 0.7%
ITT Educational Services, Inc. ‡ ^	90,600	7,315
Electrical Equipment - 1.0%
Emerson Electric Co. ^	212,820	10,543
Energy Equipment & Services - 1.3%
Baker Hughes, Inc. ^	162,300	7,835
Oceaneering International, Inc. ‡	122,220	6,047
Food Products - 0.7%
General Mills, Inc.	233,968	8,002
Health Care Equipment & Supplies - 3.8%
CR Bard, Inc. ^	71,700	5,631
Hologic, Inc. ‡ ^	403,686	5,707
Hospira, Inc. ‡ ^	49,820	2,596
Intuitive Surgical, Inc. ‡ ^	13,581	4,460
Medtronic, Inc.	548,137	20,264
Stryker Corp. ^	78,576	3,659
Health Care Providers & Services - 2.3%
Laboratory Corp. of America Holdings ‡ ^	156,530	11,424
UnitedHealth Group, Inc.	241,966	7,368
WellPoint, Inc. ‡	120,408	6,107
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp. ^	56,230	1,950
Las Vegas Sands Corp. ‡ ^	326,726	8,776
McDonald’s Corp. ^	115,775	8,073
Starbucks Corp. ^	368,741	9,163
Household Products - 2.4%
Clorox Co. ^	76,228	4,946
Procter & Gamble Co. ^	334,987	20,487
Industrial Conglomerates - 2.0%
General Electric Co. ^	1,364,598	21,997
Insurance - 1.5%
Lincoln National Corp. ^	615,127	16,018
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. ‡ ^	104,773	12,352
Expedia, Inc. ^	409,586	9,289
priceline.com, Inc. ‡ ^	4,940	1,109
Internet Software & Services - 3.0%
eBay, Inc. ‡ ^	196,589	4,111
Google, Inc. - Class A ‡ ^	60,120	29,149
IT Services - 5.1%
International Business Machines Corp. ^	433,650	55,681
Life Sciences Tools & Services - 1.0%
Life Technologies Corp. ‡ ^	20,892	898
Waters Corp. ‡	156,057	10,013
Machinery - 8.0%
Caterpillar, Inc. ^	419,480	29,260
Cummins, Inc. ^	73,174	5,825
Dover Corp.	215,685	10,346
Illinois Tool Works, Inc.	238,505	10,375
Ingersoll-Rand PLC ^	265,409	9,942
Joy Global, Inc.	165,331	9,816
Parker Hannifin Corp. ^	211,090	13,113
Media - 2.1%
Dreamworks Animation SKG, Inc. - Class A ‡ ^	45,760	1,426
News Corp. - Class A	540,090	7,048
Omnicom Group, Inc.	380,844	14,190
Metals & Mining - 1.2%
Nucor Corp. ^	347,736	13,610
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. ^	173,090	8,509
Occidental Petroleum Corp. ^	126,036	9,822
Valero Energy Corp.	743,682	12,635
Pharmaceuticals - 1.5%
Eli Lilly & Co. ^	453,465	16,143
Semiconductors & Semiconductor Equipment - 10.9%
Altera Corp. ^	1,085,607	30,094
Analog Devices, Inc.	399,161	11,859
Atheros Communications, Inc. ‡ ^	120,536	3,187
Broadcom Corp. - Class A ^	253,093	9,119
Intel Corp.	1,058,390	21,803
Intersil Corp. - Class A ^	1,007,308	11,443
Texas Instruments, Inc. ^	193,780	4,784
Xilinx, Inc. ^	986,763	27,550
Software - 10.7%
Adobe Systems, Inc. ‡ ^	208,980	6,002
BMC Software, Inc. ‡ ^	224,133	7,975
Check Point Software Technologies, Ltd. ‡ ^	320,381	10,899
Longtop Financial Technologies, Ltd. ADR ‡ ^	84,030	2,801
Microsoft Corp.	1,709,950	44,134
Oracle Corp. ^	1,464,900	34,630
VMware, Inc. - Class A ‡ ^	135,928	10,538
Specialty Retail - 4.6%
Advance Auto Parts, Inc. ^	195,611	10,471
Buckle, Inc. ^	190,116	5,238
Guess?, Inc. ^	116,151	4,147
Home Depot, Inc. ^	263,410	7,510

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - (continued)
Ross Stores, Inc. ^	205,178	$10,804
TJX Cos., Inc. ^	231,660	9,619
Urban Outfitters, Inc. ‡ ^	117,795	3,788
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. ^	146,479	5,415

Total Common Stocks (cost $1,087,960)		1,097,798

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	82,486,346	82,486
Total Securities Lending Collateral (cost $82,486)

	Principal	Value

REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $1,129 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,151.	$1,129	1,129
Total Repurchase Agreement (cost $1,129)

Total Investment Securities (cost $1,171,575) #		1,181,413
Other Assets and Liabilities - Net		(84,953)

Net Assets		$1,096,460

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $80,580.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/31/2010.

#	Aggregate cost for federal income tax purposes is $1,171,575. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $79,898 and $70,060, respectively. Net unrealized appreciation for tax purposes is $9,838.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,076,956	$20,842	$—	$1,097,798
Repurchase Agreement	—	1,129	—	1,129
Securities Lending Collateral	82,486	—	—	82,486

Total	$1,159,442	$21,971	$—	$1,181,413

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
Cia Paranaense de Energia, 4.45 ‡ ▲	117,200	$2,539
Gerdau SA, 1.59 ‡ ▲	98,000	1,415

Total Preferred Stocks (cost $3,894)		3,954

COMMON STOCKS - 94.0%
Bermuda - 0.8%
Central European Media Enterprises, Ltd. - Class A ‡ ^	98,800	2,124
Brazil - 13.1%
Banco Bradesco SA ADR ^	139,215	2,594
Centrais Eletricas Brasileiras SA	154,600	2,004
Cia de Bebidas das Americas ADR ^	28,200	3,080
Cia de Concessoes Rodoviarias	86,400	1,968
Hypermarcas SA ‡	80,720	1,051
Itau Unibanco Holding SA ADR ^	275,330	6,166
Itau Unibanco Holding SA -144A ADR ‡ ə Δ	32,400	725
Julio Simoes Logistica SA ‡	165,600	772
Lojas Renner SA	96,500	3,235
Natura Cosmeticos SA	72,100	1,873
Ogx Petroleo E Gas Participacoes SA ‡	285,700	3,020
TAM SA ADR ^	100,500	1,696
Totvs SA	18,000	1,319
Vale SA - Class B ADR ‡ ^	191,100	5,313
Canada - 0.7%
Pacific Rubiales Energy Corp. ‡	78,400	1,881
Chile - 0.9%
Enersis SA ADR	113,000	2,344
China - 9.4%
Agricultural Bank of China ‡	2,400,000	1,085
China Life Insurance Co., Ltd. - Class H	1,036,000	4,594
China Merchants Bank Co., Ltd. - Class H	1,172,985	3,133
China Petroleum & Chemical Corp. ADR ^	25,100	2,021
China Shenhua Energy Co., Ltd. - Class H	1,111,500	4,279
China Shipping Development Co., Ltd. - Class H	2,188,000	3,228
Ctrip.com International, Ltd. ADR ‡ ^	4,600	185
E-House China Holdings, Ltd. ADR ^	25,800	421
Huaneng Power International, Inc. - Class H	3,084,000	1,791
Industrial & Commercial Bank of China - Class H	3,717,000	2,842
Ping An Insurance Group Co. of China, Ltd. - Class H § ə Δ	128,500	1,065
Simcere Pharmaceutical Group ADR ‡	33,900	307
Colombia - 0.8%
Bancolombia SA ADR ^	34,700	2,034
Egypt - 1.3%
Egyptian Financial Group-Hermes Holding	688,997	3,350
Hong Kong - 7.8%
Belle International Holdings, Ltd.	725,000	1,118
China Construction Bank Corp. - Class H ‡	3,892,000	3,302
China Mobile, Ltd.	385,000	3,901
China Unicom, Ltd.	1,774,000	2,394
Fantasia Holdings Group Co., Ltd.	2,337,000	451
GOME Electrical Appliances Holdings, Ltd. ‡	7,025,000	2,442
Hengan International Group Co., Ltd.	279,000	2,407
Lenovo Group, Ltd. ‡	2,152,000	1,382
Shangri-La Asia, Ltd.	1,312,000	2,665
United Laboratories International Holdings, Ltd.	406,000	628
Hungary - 0.6%
Richter Gedeon	7,850	1,603
India - 8.8%
Adani Enterprises, Ltd. §	15,515	195
Bharat Heavy Electricals, Ltd.	30,765	1,618
Bharti Airtel, Ltd. ‡	154,872	1,028
Canara Bank	175,410	1,805
Indiabulls Real Estate, Ltd. ‡	523,946	1,846
Infrastructure Development Finance Co., Ltd.	410,795	1,647
Lanco Infratech, Ltd. ‡ §	1,863,590	2,671
Piramal Healthcare, Ltd.	274,362	2,852
Tata Consultancy Services, Ltd. ‡	211,215	3,800
Tata Motors, Ltd. ‡	202,311	3,688
United Spirits, Ltd. GDR	144,878	2,162
Indonesia - 2.1%
Bank Mandiri	4,577,500	3,069
Indo Tambangraya Megah PT	596,500	2,500
Israel - 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	167,117	374
Teva Pharmaceutical Industries, Ltd. ADR	70,300	3,434
Korea, Republic of - 10.2%
Dong-A Pharmaceutical Co., Ltd.	17,143	1,629
Doosan Corp.	24,636	2,384
Grand Korea Leisure Co., Ltd.	1,260	25
Green Cross Corp.	2,208	257
Hanmi Holdings Co., Ltd.	3,887	165
Hanmi Pharm Co., Ltd. ‡	11,662	985
Mirae Asset Securities Co., Ltd.	8,388	414
NHN Corp. ‡	9,513	1,480
Samsung Card Co.	32,051	1,417
Samsung Electronics Co., Ltd.	13,714	9,390
Samsung SDI Co., Ltd.	16,712	2,401
Shinhan Financial Group Co., Ltd.	107,070	4,390
SK Telecom Co., Ltd. ADR	132,500	2,170
Malaysia - 2.5%
AMMB Holdings BHD	1,019,100	1,650
Axiata Group BHD ‡	1,719,600	2,303
CIMB Group Holdings BHD ‡	1,088,500	2,532
Mexico - 3.8%
America Movil SAB de CV - Series L ADR	118,090	5,858
Grupo Mexico SAB de CV - Series B	510,000	1,351
Wal-Mart de Mexico SAB de CV - Series V	1,247,300	2,942
Netherlands - 0.9%
X5 Retail Group NV GDR ‡	63,614	2,380
Peru - 1.0%
Cia de Minas Buenaventura SA ADR	69,590	2,687
Poland - 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	133,254	1,699
Powszechny Zaklad Ubezpieczen SA ‡	14,136	1,812
Russian Federation - 5.4%
Gazprom OAO ADR	228,383	4,930
Lukoil OAO ADR	76,506	4,360
MMC Norilsk Nickel ADR	154,752	2,544
Uralkali GDR	111,018	2,334
South Africa - 8.5%
Adcock Ingram Holdings, Ltd.	208,454	1,765
African Bank Investments, Ltd.	429,577	1,973
AngloGold Ashanti, Ltd. ADR ^	40,900	1,657
Aquarius Platinum, Ltd.	250,814	1,072
Aspen Pharmacare Holdings, Ltd. ‡	140,259	1,567
Barloworld, Ltd.	500,171	3,086
Clicks Group, Ltd.	337,514	1,672
Foschini, Ltd.	251,058	2,443
Imperial Holdings, Ltd.	123,738	1,636
Life Healthcare Group Holdings, Ltd. ‡	503,910	918
Naspers, Ltd. - Class N	41,613	1,774
Nedbank Group, Ltd.	152,985	2,835
Taiwan - 7.8%
Acer, Inc.	680,902	1,823

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Taiwan - (continued)
Delta Electronics, Inc.	406,000	$1,400
Hon Hai Precision industry Co., Ltd. ‡	1,295,050	5,214
Synnex Technology International Corp.	1,027,000	2,340
Taiwan Semiconductor Manufacturing Co., Ltd.	3,501,354	6,818
Yuanta Financial Holding Co., Ltd.	5,364,000	2,996
Thailand - 2.5%
Advanced Info Service PCL	517,000	1,498
CP ALL PCL	1,624,200	1,623
IRPC PCL	8,554,400	1,028
Kasikornbank PCL ‡	665,600	2,145
Siam Commercial Bank PCL	100,200	270
Turkey - 0.4%
Turkiye Is Bankasi - Class C	315,156	1,181
United Kingdom - 1.6%
African Barrick Gold, Ltd. ‡	138,763	1,161
Hikma Pharmaceuticals PLC	164,017	1,843
Vedanta Resources PLC ^	29,005	1,111
United States - 0.4%
Central European Distribution Corp. ‡ ^	39,150	1,021

Total Common Stocks (cost $232,012)		248,841

INVESTMENT COMPANY -1.5%
United States - 1.5%
Vanguard Emerging Markets	99,200	4,154
Total Investment Company (cost $4,096)

WARRANTS - 0.4%
India - 0.4%
Adani Enterprises, Ltd. ‡ Δ
Expiration: 07/22/2015
Exercise Price: $0.00	93,893	1,179
Lanco Infratech, Ltd. ‡ Δ
Expiration: 01/25/2013
Exercise Price: $0.00	57,528	82

Total Warrants (cost $1,122)		1,261

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.36% ▲	21,834,035	21,834
Total Securities Lending Collateral (cost $21,834)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% ▲, dated 07/30/2010, to be repurchased at $5,977 on 08/02/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,099.	$5,977	5,977
Total Repurchase Agreement (cost $5,977)

Total Investment Securities (cost $268,935) #		286,021
Other Assets and Liabilities - Net		(21,491)

Net Assets		$264,530

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Hungarian Forint	(254,987)	01/20/2011	$(1,256)	$108
Hungarian Forint	(78,329)	01/20/2011	(387)	34
Hungarian Forint	166,658	01/20/2011	689	62
Hungarian Forint	166,658	01/20/2011	688	62
South African Rand	(14,805)	06/03/2011	(1,804)	(128)
Turkish Lira	182	08/16/2010	112	8
Turkish Lira	(1,656)	08/16/2010	(1,054)	(42)

				$104

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY :	Total Investments	Value

Commercial Banks	14.4%	$41,807
Oil, Gas & Consumable Fuels	8.6	24,019
Metals & Mining	6.5	18,311
Pharmaceuticals	5.9	17,035
Wireless Telecommunication Services	5.9	16,758
Semiconductors & Semiconductor Equipment	5.8	16,208
Electronic Equipment & Instruments	4.0	11,355
Insurance	2.6	7,471
Food & Staples Retailing	2.4	6,945
Electric Utilities	2.4	6,887
Capital Markets	2.3	6,760
Industrial Conglomerates	2.3	6,521
Beverages	2.2	6,263
Specialty Retail	2.1	6,003
Diversified Financial Services	1.9	5,270
Multiline Retail	1.7	4,907
Personal Products	1.5	4,280
Emerging Market - Equity	1.5	4,154
Media	1.3	3,898
IT Services	1.3	3,800
Machinery	1.3	3,688
Marine	1.1	3,228
Computers & Peripherals	1.1	3,205
Hotels, Restaurants & Leisure	1.0	2,875
Diversified Telecommunication Services	1.0	2,768
Construction & Engineering	0.9	2,753
Transportation Infrastructure	0.9	2,740
Real Estate Management & Development	0.9	2,718
Chemicals	0.8	2,334
Independent Power Producers & Energy Traders	0.6	1,791
Airlines	0.6	1,696
Distributors	0.6	1,636
Electrical Equipment	0.6	1,618
Internet Software & Services	0.5	1,480
Consumer Finance	0.5	1,417
Trading Companies & Distributors	0.5	1,374
Software	0.5	1,319
Health Care Providers & Services	0.3	918

Investment Securities, at Value	90.3	258,210
Short-Term Investments	9.7	27,811

Total Investments	100.0%	$286,021

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/31/2010.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $21,288.

§	Illiquid. These securities aggregated to $3,931, or 1.49%; of the fund’s net assets.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $1,790, or 0.68% of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $268,935. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,772 and $6,686, respectively. Net unrealized appreciation for tax purposes is $17,086.

Δ	Restricted Security. At 07/31/2010, the fund owned the respective securities (representing 1.15% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥

Itau Unibanco Holding SA	05/25/2010	32,400	$518	$725	$22.38
Ping An Insurance Group Co. of China, Ltd.	05/13/2010	128,500	1,013	1,065	8.29
Adani Enterprises, Ltd.	07/26/2010	93,893	1,074	1,179	12.56
Lanco Infratech, Ltd.	02/06/2009	57,528	48	82	1.43

¥	Price is not in thousands.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2010, these securities aggregated $725, or 0.27%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$57,056	$190,720	$1,065	$248,841
Investment Companies	4,154	—	—	4,154
Preferred Stocks	3,954	—	—	3,954
Repurchase Agreement	—	5,977	—	5,977
Securities Lending Collateral	21,834	—	—	21,834
Warrants	—	1,261	—	1,261

Total	$86,998	$197,958	$1,065	$286,021

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$274	$—	$274
Forward Foreign Currency Contracts - Depreciation	—	(170)	—	(170)

Total	$—	$104	$—	$104

Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	7/31/2010
Common Stocks	$—	$1,013	$—	$—	$52	$—	$1,065

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2010 Form NQ

Notes to Schedules of Investments
At July 31, 2010
(unaudited)
Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Transamerica Funds (the “Funds”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at July 31, 2010 are listed in the Schedules of Investments.
Option and Swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at July 31, 2010 are listed in the Schedules of Investments.
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at July 31, 2010 are listed in the Schedules of Investments.
Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Transamerica Funds	July 31, 2010 Form NQ

Notes to Schedules of Investments (continued)
At July 31, 2010
(unaudited)
Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
The Funds sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.
The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that are subject to the asset coverage requirements of the 1940 Act, as amended. The Funds incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Funds must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.
The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions.
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Funds	July 31, 2010 Form NQ

Notes to Schedules of Investments (continued)
At July 31, 2010
(unaudited)
The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Funds held no unsecured loan participations at July 31, 2010.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): The Funds may invests in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at July 31, 2010 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments.
The PIKs at July 31, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at July 31, 2010 are shown in the Schedules of Investments.
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Transamerica Funds	July 31, 2010 Form NQ

Notes to Schedules of Investments (continued)
At July 31, 2010
(unaudited)
Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	July 31, 2010 Form NQ

Notes to Schedules of Investments (continued)
At July 31, 2010
(unaudited)
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the company using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees.
The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of each Fund’s Schedule of Investments.

Transamerica Funds	July 31, 2010 Form NQ

Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of July 31, 2010 are attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: September 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter

Chief Executive Officer
Date:	September 24, 2010

By:	/s/ Robert A. DeVault, Jr.

Principal Financial Officer
Date:	September 24, 2010